MFS MUNICIPAL SERIES TRUST

Trustees
A. Keith Brodkin*
Chairman and President

Richard B. Bailey*
Private Investor; Former Chairman and Director
(until 1991), Massachusetts Financial Services
Company; Director, Cambridge Bancorp; Director,
Cambridge Trust Company

Marshall N. Cohan
Private Investor

Lawrence H. Cohn, M.D.
Chief of Cardiac Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE
Chief Executive Officer, Edmund Gibbons Ltd.;
Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill
Private Investor;
Director, Rockefeller Financial Services, Inc.
(investment adviser)

Walter E. Robb, III
President and Treasurer, Benchmark Advisors, Inc.
(corporate financial consultants); Trustee,
Landmark Funds (mutual funds)

Arnold D. Scott*
Senior Executive Vice President, Director and Secretary,
Massachusetts Financial Services Company

Jeffrey L. Shames*
President and Director, Massachusetts Financial
Services Company

J. Dale Sherratt
President, Insight Resources, Inc.
(acquisition planning specialists)

Ward Smith
Former Chairman (until 1994),
NACCO Industries;
Director, Sundstrand Corporation

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Managers
David R. King*
Geoffrey L. Schechter*
David B. Smith*

*Affiliated with the Investment Adviser

Treasurer
W. Thomas London*

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Auditors
Deloitte & Touche llp

Investor Information
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds,
call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time
(or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.

[GRAPHIC]
(DALBAR LOGO)
TOP-RATED SERVICE
For the second year in a row, MFS earned a #1 ranking in DALBAR, Inc.'s Broker/Dealer Survey, Main Office Operations Service Quality category. The firm achieved a 3.49 overall score--on a scale of 1 to 4--in the 1995 survey. A total of 71 firms responded, offering input on the quality of service they receive from 36 mutual fund companies nationwide. The survey contained questions about service quality in 17 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."
                                                  (Source: 1995 DALBAR Survey)

Letter to Shareholders

Dear Shareholders:

During the six months ended September 30, 1995, prices of 30-year U.S. Treasury bonds rose, producing a decline in yields of approximately 94 basis points (0.94%) to a level of 6.50%. The price rally was primarily attributable to a consensus view that a slow but sustainable economic growth rate had been achieved and that inflation would remain subdued. Municipal bonds lagged Treasuries, with yields for long-term high-grade bonds declining only 15 basis points (0.15%). Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity. The municipal market was hampered by concerns about tax reform, which could remove its unique tax-exempt status, and the strong stock market, which has captivated the interest of investors at the expense of municipal securities. The ratio of long-term AAA-rated municipal yields to comparable U.S. Treasury yields rose from 80% to 89% during the period, while all classes of each Fund covered by this report experienced positive total returns for the six-month period. A complete list of returns may be found on pages two and three of this report.

  Moderate, but sustainable growth appears to be the hallmark of the economic expansion's fifth year. After slowing earlier in the summer, homebuying was making modest gains by September 30, although consumer spending was still showing some areas of weakness. Businesses, meanwhile, continued to work off excess inventories and reduce factory output. At the same time, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2-1/2% to 3% real (adjusted for inflation) growth in gross domestic product, at least through 1995.

  Although the Federal Reserve implemented a one-quarter percentage point decrease in short-term interest rates in July, the effects of its seven rate increases, which began in early 1994 and ended in February of this year, are still being felt throughout the economy. While there have been some increases in commodity prices, companies have not been able to pass along most of those higher costs. This is partly due to the need to keep fighting for market share, and also because wages and benefits of U.S. workers are still growing at a pace that is near, or perhaps below, the inflation rate, limiting consumer buying power. At the end of July, the nation's employment cost index had risen at a rate of just 2.8% over the previous year, helping to contain cost pressures. At the same time, the bond markets have apparently become convinced that economic growth will be contained for the near future and have allowed long-term interest rates to decline. Although previous monetary easing by the Federal Reserve has been followed by additional rate reductions, prospects for further decreases in the current environment are uncertain. Still, with long-term government bonds yielding approximately 6.50%, in an environment of 2-1/2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

  We believe municipals offer attractive value at current levels. The yield ratio of municipals to Treasuries of 89% is the highest level for this ratio since October 1989, indicating the market is already compensating for a more moderate version of tax reform, which, in our opinion, is the reform that appears to have the best chance of passage. The tax-reform debate has overshadowed a powerful fundamental trend--the low supply of new issues. Issuance declined 44% in 1994 and has continued to decline in 1995. Combined with a record amount of redemptions, we expect the supply of outstanding municipals to actually shrink for an unprecedented second year in a row. Therefore, any pickup in demand could have an even greater positive impact on prices. Finally, any weakness in stock prices seems likely to bring investors back to the municipal market.

  During the six-month reporting period, we extended portfolio durations (a measure of interest rate sensitivity) to participate in the market rally, primarily by covering hedge positions and buying discount bonds. Currently, durations are generally long relative to the benchmark Lehman Brothers Municipal Bond Index, an unmanaged index of national municipal bonds rated Baa or higher. When possible, we have swapped out of bonds with short call features and into bonds with greater call protection. We have continued to emphasize quality in the Funds, as the spread between high-grade and lower-grade bonds is historically narrow. Finally, we moved out of shorter-term bonds and into bonds in the 15- to 20-year maturity range, which offer more yield and, we believe, better value relative to taxable investments.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

(signature of A. Keith Brodkin)

A. Keith Brodkin
Chairman and President

(signatures of David R. King, Geoffrey L. Schechter and David B. Smith)

David R. King, Geoffrey L. Schechter and David B. Smith
Portfolio Managers

October 12, 1995

Portfolio Manager Profiles

David King has been a member of the MFS investment staff since 1985. A graduate of the University of New Hampshire and the Babson College Graduate School of Business Administration, he began his career at MFS as a member of the Fixed Income Department and was named Assistant Vice President - Investments in 1987. In 1988 he was named Vice President - Investments. Mr. King is a Chartered Financial Analyst (C.F.A.) and currently has portfolio management responsibility for the Maryland, South Carolina and Tennessee state Funds.

Geoffrey Schechter joined MFS in 1993 as an Investment Officer in the Fixed Income Department. A graduate of the University of Texas and the Boston University Graduate School of Business Administration, he was named Assistant Vice President - Investments in 1994, Vice President - Investments in 1995 and currently has portfolio management responsibilities for the North Carolina state Fund. Mr. Schechter is a Certified Public Accountant (C.P.A.) and a C.F.A.

David Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President - Investments in 1991 and Vice President - Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the Virginia and West Virginia state Funds.

Objective and Policies

The investment objective for each state Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of that state.

Each state Fund seeks to achieve its investment objective by investing its assets primarily in municipal debt instruments. Each Fund may purchase instruments, the interest on which may be subject to an alternative minimum tax. Generally, each state Fund will invest at least two-thirds of its assets in tax-exempt securities in the three highest grades (A or above) of recognized rating agencies or comparable unrated securities. Each state Fund may also enter into options and futures transactions and purchase securities on a "when-issued" basis.

Performance Summary

Because mutual funds like MFS Municipal Series Trust are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B and Class C shares for the applicable time periods.

                                                       Class A                                         Class B
                                     -------------------------------------------     --------------------------------------------

MFS Maryland Municipal Bond Fund     6 Months    1 Year    5 Years     10 Years     6 Months     1 Year      9/07/93* - 9/30/95
 ---------------------------------   --------   -------     --------    ---------   ---------    -------   ---------------------
Cumulative Total Return+               +3.24%     +7.92%     +40.40%    +115.94%      +2.86%      +7.15%              +2.87%
-------------------------------     ------     -----       ------      -------     -------      -----     -------------------
Average Annual Total Return+             --       +7.92%     +7.02%       +8.00%         --       +7.15%              +1.38%
-------------------------------     ------     -----       ------      -------     -------      -----     -------------------
SEC Average Annual Total Return++        --       +2.77%     +5.98%       +7.48%         --       +3.15%              -0.40%
-------------------------------      ------     -----       ------      -------     -------      -----     -------------------

                                                                                Class A
                                                              --------------------------------------------
MFS North Carolina Municipal Bond Fund                        6 Months     1 Year    5 Years     10 Years
----------------------------------------    -----    -----    ---------    -------    --------   ---------
Cumulative Total Return+                                        +3.77%      +8.33%    +41.33%      +123.29%
--------------------------------------      ---      ---      -------      -----      ------     -------
Average Annual Total Return+                                       --       +8.33%     +7.16%       +8.36%
--------------------------------------      ---      ---      -------      -----      ------     -------
SEC Average Annual Total Return++                                  --       +3.19%     +6.13%       +7.84%
--------------------------------------      ---      ---      -------      -----      ------     -------

                                                           Class B                                  Class C(section)
                                           ----------------------------------------    ------------------------------------------
MFS North Carolina Municipal Bond Fund    6 Months    1 Year     9/07/93* - 9/30/95    6 Months     1 Year     1/03/94* - 9/30/95
---------------------------------------   --------     -------   ------------------    ---------     -------   ------------------
Cumulative Total Return+                    +3.39%      +7.65%             +3.54%        +3.43%     +7.63%           +2.92%
-------------------------------------     ------       -----     ----------------      -------      -----      ----------------
Average Annual Total Return+                   --       +7.65%             +1.71%          --       +7.63%           +1.67%
-------------------------------------     ------       -----     ----------------      -------      -----      ----------------
SEC Average Annual Total Return++              --       +3.65%             -0.09%          --       +7.63%           +1.67%
-------------------------------------     ------       -----     ----------------      -------      -----      ----------------


                                                            Class A                                       Class B
                                          -------------------------------------------  ---------------------------------------
MFS South Carolina Municipal Bond Fund    6 Months   1 Year     5 Years     10 Years    6 Months     1 Year     9/07/93* - 9/30/95
--------------------------------------    --------   -------     --------  ---------    ---------    -------    ------------------
Cumulative Total Return+                    +3.66%     +8.60%     +45.63%     +131.82%    +3.20%      +7.82%           +4.47%
------------------------------------       ------      -----      ------     -------      -------      -----      ----------------
Average Annual Total Return+                  --       +8.60%     +7.81%      +8.77%         --       +7.82%         +2.14%
------------------------------------       ------      -----      ------     -------      -------      -----    ----------------
SEC Average Annual Total Return++             --       +3.45%     +6.76%      +8.24%         --       +3.82%         +0.33%
------------------------------------       ------      -----      ------     -------      -------      -----    ----------------

                                                              Class A
                                      -------------------------------------------------------
MFS Tennessee Municipal Bond Fund      6 Months    1 Year     5 Years      8/12/88* - 9/30/95
 ----------------------------------    ---------   -------    ---------   -------------------
Cumulative Total Return+                 +4.01%      +8.01%     +45.22%           +67.25%
--------------------------------        -------     -----      -------     -----------------
Average Annual Total Return+                --       +8.01%     +7.78%            +7.49%
--------------------------------        -------     -----      -------     -----------------
SEC Average Annual Total Return++           --       +2.85%     +6.73%            +6.76%
   --------------------------------     -------     -----      -------     -----------------

                                                         Class B
                                      --------------------------------------------
MFS Tennessee Municipal Bond Fund     6 Months      1 Year      9/07/93* - 9/30/95
 ----------------------------------    ---------    --------   -------------------
Cumulative Total Return+                 +3.73%      +7.23%            +5.41%
--------------------------------        -------      ------      -----------------
Average Annual Total Return+                --       +7.23%            +2.57%
--------------------------------        -------      ------      -----------------
SEC Average Annual Total Return++           --       +3.23%            +0.75%
   --------------------------------     -------      ------      -----------------

                                                                               Class A
                                                             --------------------------------------------
MFS Virginia Municipal Bond Fund                             6 Months    1 Year     5 Years     10 Years
-----------------------------------    -------    -------    ---------    -------    --------   ---------
Cumulative Total Return+                                       +4.12%      +8.79%     +42.47%     +121.50%
---------------------------------      -----      -----      -------      -----      ------     -------
Average Annual Total Return+                                      --       +8.79%     +7.33%      +8.28%
---------------------------------      -----      -----      -------      -----      ------     -------
SEC Average Annual Total Return++                                 --       +3.67%     +6.30%      +7.75%
---------------------------------      -----      -----      -------      -----      ------     -------

                                                        Class B                                  Class C(section)
                                       -----------------------------------------   -------------------------------------------
MFS Virginia Municipal Bond Fund       6 Months    1 Year     9/07/93* - 9/30/95    6 Months     1 Year     1/03/94* - 9/30/95
-----------------------------------    --------    -------    ------------------    ---------    -------   -------------------
Cumulative Total Return+                 +3.84%     +8.12%             +3.40%         +3.88%      +8.15%           +2.63%
---------------------------------      ------      -----      ----------------      -------      -----     -----------------
Average Annual Total Return+               --       +8.12%             +1.63%            --       +8.15%           +1.50%
---------------------------------      ------      -----      ----------------      -------      -----     -----------------
SEC Average Annual Total Return++          --       +4.11%             -0.15%            --       +8.15%           +1.50%
---------------------------------      ------      -----      ----------------      -------      -----     -----------------

                                                           Class A                                        Class B
                                         --------------------------------------------   ------------------------------------------
MFS West Virginia Municipal Bond Fund    6 Months    1 Year     5 Years     10 Years    6 Months     1 Year     9/07/93* - 9/30/95
-------------------------------------     --------   --------   --------    ---------   ---------     -------   ------------------
Cumulative Total Return+                   +4.20%      +8.63%     +46.29%     +128.29%     +3.83%      +7.85%          +4.52%
-----------------------------------      ------      ------     ------     -------      -------       -----      ----------------
Average Annual Total Return+                 --        +8.63%     +7.91%      +8.60%         --        +7.85%          +2.17%
-----------------------------------      ------      ------     ------     -------      -------       -----     ----------------
SEC Average Annual Total Return++            --        +3.49%     +6.86%      +8.08%         --        +3.85%          +0.37%
-----------------------------------      ------      ------     ------     -------      -------       -----     ----------------

All results represent past performance and are not necessarily an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

  *Commencement of offering of this class of shares.
  +These results do not include the sales charge. If the charge had been included, the results would have been lower.
 ++The average annual total rate of return, as required by the Securities and Exchange Commission (SEC), reflects the maximum sales load of 4.75% for Class A shares and the current maximum contingent deferred sales charge
   (CDSC) of 4% for Class B shares.
[S]Class C shares have no initial sales charge or CDSC but, along with Class B shares, have higher annual fees and expenses than Class A shares.

Portfolio of Investments (Unaudited) - September 30, 1995
MFS MARYLAND MUNICIPAL BOND FUND

Municipal Bonds - 97.4%

S&P Bond                                              Principal Amount
Rating           Issuer                                 (000 Omitted)         Value
---------------------------------------------------    ----------------   -------------
         General Obligation - 13.4%
AA+       Anne Arundel County, MD, 4.9s, 2011              $ 1,005          $   926,770
AAA       Baltimore, MD, Consolidated Public
            Improvement, FGIC, 5.3s, 2009                      700              690,733
AAA       Baltimore, MD, Consolidated Public
            Improvement, MBIA, 7s, 2009                      1,000            1,163,170
A         Baltimore, MD, Consolidated Public
            Improvement, 7.15s, 2009                         2,000            2,323,260
AAA       Baltimore, MD, Consolidated Public
            Improvement, FGIC, 5.3s, 2010                      815              799,686
AAA       Baltimore, MD, Consolidated Public
            Improvement, FGIC, 5.375s, 2011                    900              880,209
AAA       Baltimore, MD, Consolidated Public
            Improvement, FGIC, 5.375s, 2013                  1,000              966,620
AAA       Baltimore, MD, Consolidated Public
            Improvement, FGIC, 5.375s, 2013                    770              748,548
AA-       Carroll County, MD, 5.2s, 2011                     1,000              951,340
AA+       Howard County, MD, Metropolitan
            District, 0s, 2008                               1,975            1,000,179
AAA       Montgomery County, MD, Public
            Improvement, 0s, 2009                            4,000            1,882,680
AA-       Prince George's County, MD, 0s, 2007               5,110            2,752,143
AAA       Prince George's County, MD, Public
            Improvement, AMBAC, 5.5s, 2013                   2,000            1,961,900
AAA       State of Maryland, 9s, 1999                          350              410,365
AA        Washington Suburban Sanitation District,
            MD, 6.1s, 2015                                   1,070            1,097,071
AA        Washington Suburban Sanitation District,
            MD, 5s, 2010                                     1,000              956,290
AA        Washington Suburban Sanitation District,
            MD, 5s, 2011                                     1,315            1,255,155
                                                                          -------------
                                                                            $20,766,119
-----      ----------------------------------------    ----------------   -------------
         State and Local Appropriation - 15.0%
AAA       Baltimore, MD, Certificates of
            Participation, 5.25s, 2016                     $ 2,000          $ 1,839,340
NR        Calvert County, MD, Community Lease
            Rev., 7.2s, 2010                                   750              821,295
AA+       Howard County, MD, Certificates of
            Participation, 8.149s, 2021                        450              587,107
AA+       Howard County, MD, Certificates of
            Participation, "A", 8s, 2019                       805            1,028,098
AA+       Howard County, MD, Certificates of
            Participation, "B", 8s, 2019                       385              491,698
AA+       Howard County, MD, Certificates of
            Participation, "C", 8s, 2019                       680              868,455
AAA       Maryland Stadium Authority, Convention
            Center Expansion, AMBAC, 5.875s, 2012            1,000            1,010,910
AA-       Maryland Stadium Authority, Sports
            Facilities Leasing Rev., 7.6s, 2019              2,580            2,852,860
AAA       Prince George's County, MD, Certificates
            of Participation, MBIA, 0s, 2005                 2,495            1,500,218
AAA       Prince George's County, MD, Certificates
            of Participation, MBIA, 0s, 2006                 2,490            1,413,723
AAA       Prince George's County, MD, Certificates
            of Participation, MBIA, 0s, 2011                 3,675            1,498,885
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 0s, 2004              980              626,112
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 0s, 2006            1,800            1,021,968
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 0s, 2009            1,500              699,525
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 0s, 2010            2,730            1,187,222
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 0s, 2011            2,810            1,137,348

         State and Local Appropriation - continued
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 0s, 2012          $ 2,480          $   963,331
AAA       Prince George's County, MD, Industrial
            Development Authority, MBIA, 5.25s,
            2019                                             1,000              917,330
A         Puerto Rico Public Buildings Authority,
            5.31s, 2017 (Municipal Swap)[S].                 3,000            2,784,360
                                                                          -------------
                                                                            $23,249,785
-----      ----------------------------------------    ----------------   -------------
         Refunded and Special Obligation - 13.1%
AAA       Baltimore, MD, Water Utility Rev., MBIA,
            6.5s, 2000                                     $   540          $   586,808
AAA       Commonwealth of Puerto Rico, Public
            Improvement, 6.8s, 2002                          1,500            1,710,525
AAA       Howard County, MD, Metropolitan
            District, 7.15s, 2000                              500              559,795
AAA       Maryland Board of Trustees, College &
            University Rev., 7.625s, 1995                    1,730            1,775,102
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (Sinai
            Hospital/ Baltimore), 7s, 2000                   2,000            2,248,120
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (University
            of Maryland Medical System), FGIC,
            6.5s, 2001                                       1,000            1,097,470
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (University
            of Maryland Medical System), FGIC, 7s,
            2001                                             1,840            2,093,773
AAA       Montgomery County, MD, Rev. Authority,
            Lease Rev. (Regional Indoor Swim Center
            Project), 7.6s, 1998                               750              819,473
AAA       Morgan State University, MD, Academic &
            Auxiliary Facilities & Fees Rev., MBIA,
            0s, 2006                                         1,135              642,296
AAA       Morgan State University, MD, Academic &
            Auxiliary Facilities & Fees Rev., MBIA,
            0s, 2008                                         1,400              708,274
NR        Prince George's County, MD, Hospital
            Rev. (Dimensions Health Corp.), 7.25s,
            2002                                             2,000            2,327,120
AAA       Puerto Rico Aqueduct & Sewer Authority,
            10.25s, 2009                                       500              690,475
AAA       Puerto Rico Electric Power Authority
            Rev., 8s, 1998                                     500              557,870
A-        Puerto Rico Electric Power Authority
            Rev., 7s, 2001                                   1,000            1,140,650
AAA       St. Mary's County, MD, 7.75s, 1996                 2,050            2,171,217
AA        Washington Suburban Sanitation District,
            MD, 6.9s, 2001                                   1,045            1,182,418
                                                                          -------------
                                                                            $20,311,386
-----      ----------------------------------------    ----------------   -------------
         Single Family Housing Revenue - 7.3%
NR        Maryland Community Development
            Administration, 7.75s, 2009                    $ 1,500          $ 1,553,310
NR        Maryland Community Development
            Administration, 7.7s, 2015                         685              724,894
NR        Maryland Community Development
            Administration, 8.25s, 2017                      1,300            1,365,442
NR        Maryland Community Development
            Administration, 7.625s, 2020                     2,500            2,614,450
NR        Maryland Community Development
            Administration, 8.25s, 2020                        500              527,405
NR        Maryland Community Development
            Administration, 6.75s, 2026                      2,250            2,303,865
NR        Maryland Community Development
            Administration, 7.625s, 2029                       980            1,022,582

4

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Single Family Housing Revenue - continued
NR        Maryland Community Development
            Administration, 7.85s, 2029                    $   740          $   784,393
NR        Montgomery County, MD, Housing
            Opportunities Commission, 7.5s, 2017               365              385,787
                                                                          -------------
                                                                            $11,282,128
-----      ----------------------------------------    ----------------   -------------
         Multi-Family Housing Revenue - 4.7%
BBB       Baltimore, MD, City Housing Corp. Rev.,
            7.75s, 2009                                    $ 1,025          $ 1,053,197
AAA       Baltimore, MD, City Housing Corp. Rev.,
            FNMA, 7.25s, 2023                                1,240            1,288,062
NR        Maryland Community Development
            Administration, 7.375s, 2021                       425              442,854
NR        Maryland Community Development
            Administration, 8.4s, 2029                       1,320            1,375,096
NR        Maryland Community Development
            Administration, 7.5s, 2031                          65               67,712
NR        Maryland Community Development
            Administration, 0s, 2032                        11,605              672,625
NR        Maryland Community Development
            Administration, 7.8s, 2032                       1,200            1,268,209
NR        Montgomery County, MD, Housing
            Opportunities Commission, 7.375s, 2032           1,045            1,083,685
                                                                          -------------
                                                                            $ 7,251,440
-----      ----------------------------------------    ----------------   -------------
         Insured Health Care Revenue - 6.6%
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (Francis
            Scott Key Medical Center), FGIC, 5s,
            2013                                           $ 1,000          $   903,320
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (Frederick
            Memorial Hospital), FGIC, 5.25s, 2013            2,250            2,122,448
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (Frederick
            Memorial Hospital), FGIC, 5s, 2020               1,000              878,690
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (Mercy
            Medical Center), AMBAC, 5.5s, 2022               1,000              941,360
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (Suburban
            Hospital), FGIC, 5.125s, 2021                    1,000              882,210
AAA       Maryland Health & Higher Education
            Facilities Authority Rev. (University
            of Maryland), FGIC, 5s, 2020                     2,000            1,748,000
AAA       Maryland Industrial Development Finance
            Authority, Economic Development Rev.
            (Bon Secours), FSA, 7.62s, 2022++++              1,500            1,471,245
AAA       Maryland Industrial Development Finance
            Authority, Economic Development Rev.
            (Bon Secours), FSA, 5.5s, 2024                   1,325            1,246,773
                                                                          -------------
                                                                            $10,194,046
-----      ----------------------------------------    ----------------   -------------
         Health Care Revenue - 12.5%
NR        Berlin, MD, Hospital Rev. (Atlantic
            General Hospital), 8.375s, 2022                $ 1,375          $ 1,450,528
BBB-      Maryland Health & Higher Education
            Facilities Authority Rev. (Doctors
            Community Hospital), 5.5s, 2024                  2,000            1,646,700
NR        Maryland Health & Higher Education
            Facilities Authority Rev. (Francis
            Scott Key), 5.625s, 2025                         1,500            1,406,655
          Health Care Revenue - continued
AA-       Maryland Health & Higher Education
            Facilities Authority Rev. (Johns
            Hopkins Hospital), 0s, 2010                    $ 2,000          $   867,120
AA-       Maryland Health & Higher Education
            Facilities Authority Rev. (Johns
            Hopkins Hospital), 5s, 2023                      2,500            2,169,775
AA        Maryland Health & Higher Education
            Facilities Authority Rev. (Kaiser
            Permanente Hospital), 9.125s, 2015                 500              515,480
NR        Maryland Health & Higher Education
            Facilities Authority Rev. (Medlantic
            Hospital Care Corp.), 8.375s, 2014               3,720            3,918,090
A         Maryland Health & Higher Education
            Facilities Authority Rev. (Peninsula
            Regional Medical), 5s, 2023                      1,000              846,420
AA-       Maryland Industrial Development Finance
            Authority (Holy Cross Health System
            Corp.), 5.5s, 2015                               1,000              940,500
NR        Prince George's County, MD, Hospital
            Rev. (Dimensions Health Corp.), 5.3s,
            2024                                             3,500            2,955,470
NR        Prince George's County, MD, Hospital
            Rev. (Southeast Healthcare System),
            6.375s, 2023                                     2,900            2,624,355
                                                                          -------------
                                                                            $19,341,093
-----      ----------------------------------------    ----------------   -------------
         Water and Sewer Utility Revenue - 2.5%
AAA       Baltimore, MD, Wastewater Revenue, MBIA,
            6s, 2015                                       $ 1,000          $ 1,042,370
AAA       Baltimore, MD, Wastewater Revenue, MBIA,
            7.21s, 2020++++                                  3,000            2,846,070
                                                                          -------------
                                                                            $ 3,888,440
-----      ----------------------------------------    ----------------   -------------
         Turnpike Revenue - 0.6%
A         Commonwealth of Puerto Rico, Highway
            Rev., 5.5s, 2019                               $ 1,000          $   931,010
-----      ----------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) -5.0%
NR        Baltimore, MD, Industrial Rev. Board
            (Weyerhaeuser Co.), 9s, 2006                   $ 3,150          $ 3,266,235
AA        Baltimore, MD, Port Facilities Rev.
            (E.I. du Pont de Nemours & Co.), 6.5s,
            2011                                             1,500            1,607,145
AAA       Northeast Maryland, Waste Disposal
            Authority (Harford County Resource
            Recovery), MBIA, 7.2s, 2005                      1,000            1,150,460
NR        Northeast Maryland, Waste Disposal
            Authority (Montgomery County Resource
            Recovery), 6s, 2006                              1,000            1,035,440
A         Upper Potomac River Commission, MD,
            Pollution Control Rev. (Westvaco
            Corp.), 10.5s, 2004                                150              157,720
A         Upper Potomac River Commission, MD,
            Pollution Control Rev. (Westvaco
            Corp.), 9.125s, 2015                               500              522,415
                                                                          -------------
                                                                            $ 7,739,415
-----      ----------------------------------------    ----------------   -------------
         Universities - 1.9%
NR        Maryland Health & Higher Education
            Facilities Authority Rev. (Mt. St.
            Mary's College), 6.5s, 2009                    $   775          $   691,873
AAA       Morgan State University, MD, Auxiliary
            Facility Fees Rev., 6s, 2015                     1,500            1,574,265
AA+       University of Maryland, Auxiliary
            Facilities & Tuition Rev., 0s, 2004              1,000              640,740
                                                                          -------------
                                                                            $ 2,906,878
-----      ----------------------------------------    ----------------   -------------

                                                                               5

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Special Assessment District - 3.5%
NR        Northeast Maryland, Waste Disposal
            Authority (Montgomery County Resource
            Recovery), 6.3s, 2016                      $    5,400          $  5,396,598
-----      ----------------------------------------    ----------------   -------------
         Other - 11.3%
NR        Baltimore County, MD, 5.375s, 2013           $    1,600          $  1,519,216
NR        Maryland Energy Financing
            Administration, Solid Waste Disposal
            Rev. (Hagerstown), 9s, 2016                     1,000             1,013,490
BBB       Maryland Health & Higher Education
            Facilities Authority Rev. (Kennedy
            Institute), 6.75s, 2022                           500               503,400
BBB       Maryland Industrial Development Finance
            Authority (America Center for Physics),
            6.625s, 2017                                    1,500             1,530,870
NR        Maryland Industrial Development Finance
            Authority (YMCA/Baltimore), 8s, 2012            2,825             2,937,265
NR        Maryland Industrial Development Finance
            Authority (YMCA/Baltimore), 8.25s, 2012           925               960,816
AAA       Prince George's County, MD, FSA, 5.25s,
            2013                                            4,500             4,183,740
AAA       Washington D.C., Metropolitan Area
            Transit Authority, Gross Rev., FGIC,
            5.125s, 2009                                    1,100             1,065,119
AAA       Washington D.C., Metropolitan Area
            Transit Authority, Gross Rev., FGIC,
            5.25s, 2014                                     4,000             3,719,280
                                                                          -------------
                                                                           $ 17,433,196
-----      ----------------------------------------    ----------------   -------------
Total Municipal Bonds (Identified Cost, $142,738,960)                      $150,691,534
-----------------------------------------------------------------------   -------------
Floating Rate Demand Notes - 1.4%
          Uinta County, WY, Pollution Control Rev.
            (Chevron Corp.), due 2020                  $    1,200          $  1,200,000
          Uinta County, WY, Pollution Control Rev.
            (Chevron Corp.), due 2022                       1,000             1,000,000
-----      ----------------------------------------    ----------------   -------------
Total Floating Rate Demand Notes, at Identified Cost                       $  2,200,000
-----------------------------------------------------------------------   -------------
Total Investments (Identified Cost, $144,938,960)                          $152,891,534

Other Assets, Less Liabilities - 1.2%                                         1,860,273
-----------------------------------------------------------------------   -------------
Net Assets - 100.0%                                                        $154,751,807
-----------------------------------------------------------------------   -------------
 [S]Indexed security.
++++Inverse floating rate security.

See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS NORTH CAROLINA MUNICIPAL BOND FUND

Municipal Bonds - 97.5%
-----------------------------------------------------------------------   -------------
S&P Bond                                                Principal Amount
Rating           Issuer                                  (000 Omitted)            Value
-----      ----------------------------------------    ----------------   -------------
         General Obligation - 4.8%
AAA       Charlotte, NC, Water & Sewer, 5.8s, 2013     $    1,780          $  1,828,505
AAA       Charlotte, NC, Water & Sewer, 5.8s, 2014          5,050             5,163,372
AAA       Charlotte, NC, Water & Sewer, 5.9s, 2019          2,000             2,038,260
AAA       Durham, NC, 5.9s, 2013                            2,400             2,497,392
AAA       Durham, NC, 5.9s, 2014                            2,400             2,488,440
AAA       Greensboro, NC, 6.3s, 2011                        4,165             4,400,323
BBB+      Hertford County, NC, 9.5s, 2000                     100               104,019
BBB+      Hertford County, NC, 9.5s, 2001                     100               103,959
BBB+      Hertford County, NC, 9.5s, 2002                     100               103,870
AAA       Mecklenberg County, NC, 5.5s, 2011           $    1,630          $  1,653,162
AAA       Mecklenberg County, NC, 5.5s, 2012                1,750             1,747,480
                                                                          -------------
                                                                           $ 22,128,782
-----      ----------------------------------------    ----------------   -------------
         State and Local Appropriation - 13.7%
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 0s, 2004                  $    3,435          $  2,111,838
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 0s, 2005                       4,810             2,801,729
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 0s, 2006                       1,075               591,196
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 0s, 2008                       3,000             1,444,830
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 5.25s, 2013                    3,750             3,531,375
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 5.25s, 2020                   14,400            13,232,304
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 5s, 2021                       2,350             2,078,105
AAA       Cumberland County, NC, Certificates of
            Participation (Civic Center), AMBAC,
            6.375s, 2010                                    1,100             1,173,260
AAA       Cumberland County, NC, Certificates of
            Participation (Civic Center), AMBAC,
            0s, 2011                                          425               168,453
AAA       Cumberland County, NC, Certificates of
            Participation (Civic Center), AMBAC,
            0s, 2013                                        1,000               344,810
AAA       Dare County, NC, MBIA, 6.6s, 2006                 2,100             2,274,825
AA        Durham County, NC, Certificates of
            Participation (Hospital & Office
            Facilities), 5.875s, 2009                       1,460             1,506,194
AA        Durham County, NC, Certificates of
            Participation (Hospital & Office
            Facilities), 6s, 2014                             500               504,785
AA        Durham, NC, Certificates of
            Participation (New Durham Corp.),
            6.875s, 2009                                    1,750             1,889,545
AAA       Fayetteville, NC, Public Works
            Community, AMBAC, 5.25s, 2016                     250               233,348
AAA       Franklin County, NC, Certificates of
            Participation (Jail & School), FGIC,
            6.625s, 2014                                    2,000             2,122,200
AA        Greensboro, NC, Certificates of
            Participation (Coliseum Arena Project),
            6.25s, 2011                                     2,180             2,269,031
AAA       Harnett County, NC, Certificates of
            Participation, AMBAC, 6.2s, 2006                1,000             1,083,400
AAA       Harnett County, NC, Certificates of
            Participation, AMBAC, 6.2s, 2009                2,500             2,624,100
BBB       Puerto Rico Housing, Bank & Finance
            Agency, 7.5s, 2006                              7,000             7,684,320
A         Puerto Rico Public Buildings Authority,
            5.5s, 2007                                      2,550             2,570,731
A         Puerto Rico Public Buildings Authority,
            5.31s, 2016 (Municipal Swap)[S].                6,500             6,032,780
AAA       Scotland County, NC, Certificates of
            Participation (Jail/Courthouse
            Project), CGIC, 6.75s, 2011                     1,000             1,066,060

6

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         State and Local Appropriation - continued
AAA       Union County, NC, Certificates of
            Participation, FSA, 6.375s, 2012               $ 1,000         $  1,046,950
AA+       Winston-Salem, NC, Certificates of
            Participation, 5s, 2011                          2,000            1,874,800
                                                                          -------------
                                                                           $ 62,260,969
-----      ----------------------------------------    ----------------   -------------
         Refunded and Special Obligation - 12.9%
NR        Chapel Hill, NC, Parking Facilities Rev.
            (Rosemary Street Project), 8.125s, 2000        $ 1,710         $  2,016,945
NR        Chapel Hill, NC, Parking Facilities Rev.
            (Rosemary Street Project), 8.25s, 2000           3,305            3,917,052
AAA       Charlotte, NC, Certificates of
            Participation (Convention Facilities
            Project), AMBAC, 6.75s, 2001                     4,250            4,811,340
AAA       Charlotte-Mecklenberg, NC, Hospital
            Authority, Health Care Systems Rev.,
            8.25s, 1996                                      2,995            3,177,246
AAA       Charlotte-Mecklenberg, NC, Hospital
            Authority, Health Care Systems Rev.,
            7.8s, 1998                                       1,280            1,427,034
AAA       Charlotte-Mecklenberg, NC, Hospital
            Authority, Health Care Systems Rev.,
            8s, 1998                                           500              559,765
AAA       Craven, NC, Regional Medical Authority,
            MBIA, 7.2s, 2000                                 1,500            1,706,895
AAA       Dare County, NC, School Bonds, MBIA,
            6.9s, 2000                                         800              890,808
AAA       Dare County, NC, School Bonds, MBIA,
            6.9s, 2000                                         800              890,808
AAA       Dare County, NC, School Bonds, MBIA,
            6.9s, 2000                                         500              556,755
AAA       Fayetteville, NC, Public Works Rev.,
            FGIC, 7s, 2000                                   2,000            2,234,940
AAA       North Carolina Eastern Municipal Power
            Agency, 13s, 1998                                3,000            3,552,300
BBB+      North Carolina Eastern Municipal Power
            Agency, 7.75s, 1999                              2,900            3,245,274
A-        North Carolina Eastern Municipal Power
            Agency, 7.5s, 2010                               2,595            3,093,603
A-        North Carolina Eastern Municipal Power
            Agency, 5s, 2017                                 8,165            7,502,329
NR        North Carolina Medical Care Commission,
            Hospital Rev. (Presbyterian Health),
            7.3s, 2000                                       1,000            1,142,360
NR        North Carolina Medical Care Commission,
            Hospital Rev. (Presbyterian Health),
            7.375s, 2000                                    12,315           14,109,172
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., AMBAC,
            7.625s, 1998                                       820              894,349
NR        Pender County, NC, Certificates of
            Participation (Pender County Prison),
            7.6s, 2001                                       1,900            2,210,346
NR        Pender County, NC, Certificates of
            Participation (Pender County Prison),
            7.7s, 2001                                       1,000            1,168,270
                                                                          -------------
                                                                           $ 59,107,591
-----      ----------------------------------------    ----------------   -------------
         Single Family Housing Revenue - 4.5%
A+        North Carolina Housing Finance Agency,
            10.375s, 2007                                  $    70         $     71,305
A+        North Carolina Housing Finance Agency,
            6.7s, 2018                                       1,800            1,867,482
A+        North Carolina Housing Finance Agency,
            8.125s, 2019                                     2,200            2,283,446
A+        North Carolina Housing Finance Agency,
            7.7s, 2021                                     $ 2,695         $  2,787,304
A+        North Carolina Housing Finance Agency,
            7.8s, 2021                                       2,715            2,814,206
A+        North Carolina Housing Finance Agency,
            7.85s, 2028                                      6,835            7,150,298
A+        North Carolina Housing Finance Agency,
            7.6s, 2032                                       3,375            3,519,484
                                                                          -------------
                                                                           $ 20,493,525
-----      ----------------------------------------    ----------------   -------------
         Multi-Family Housing Revenue - 4.2%
A         Asheville, NC, Housing Authority
            (Asheville Terrace Apartments), 7.1s,
            2011                                           $ 5,000         $  5,199,800
NR        Charlotte, NC, Housing Authority
            (Merrywood Senior Adult Project),
            9.75s, 2019                                      6,710            6,575,800
AA        North Carolina Housing Finance Agency,
            6.9s, 2024                                       4,890            5,118,901
NR        Salisbury, NC, Housing Corp., Inc.
            (Yadkin Senior Citizens), 6.75s, 2022            2,160            2,183,998
                                                                          -------------
                                                                           $ 19,078,499
-----      ----------------------------------------    ----------------   -------------
         Insured Health Care Revenue - 6.9%
AAA       Craven, NC, Regional Medical Authority,
            MBIA, 5.5s, 2023                               $   650         $    606,197
AAA       Cumberland County, NC, Hospital
            Facilities Rev. (Cumberland County
            Hospital), MBIA, 0s, 2009                        1,800              820,980
AAA       Cumberland County, NC, Hospital
            Facilities Rev. (Cumberland County
            Hospital), MBIA, 6s, 2021                        4,000            4,053,120
AAA       North Carolina Medical Care Commission,
            Hospital Rev. (Alamance Health
            Services, Inc.), FSA, 5.5s, 2024                 2,700            2,481,111
AAA       North Carolina Medical Care Commission,
            Hospital Rev. (Moore Regional), FGIC,
            5.2s, 2013                                       6,750            6,229,035
AAA       North Carolina Medical Care Commission,
            Hospital Rev. (Moore Regional), MBIA,
            5s, 2018                                         4,300            3,766,843
AAA       North Carolina Medical Care Commission,
            Hospital Rev. (St. Joseph's Hospital),
            AMBAC, 5.1s, 2014                                1,550            1,400,967
AAA       North Carolina Medical Care Commission,
            Hospital Rev. (Wesley Long Community
            Hospital), AMBAC, 5.25s, 2013                    5,000            4,641,600
AAA       Pitt County, NC, Hospital Rev. (Pitt
            Memorial Hospital), MBIA, 6.75s, 2014            2,800            3,007,928
AAA       Wake County, NC, Hospital Rev., MBIA,
            5.125s, 2013                                     5,000            4,521,350
                                                                          -------------
                                                                           $ 31,529,131
-----      ----------------------------------------    ----------------   -------------
         Health Care Revenue - 13.9%
AA        North Carolina Medical Care Commission,
            Hospital Rev. (Carolina Medicorp),
            5.5s, 2015                                     $ 2,185         $  2,054,577
AA        North Carolina Medical Care Commission,
            Hospital Rev. (Carolina Medicorp), 6s,
            2021                                            19,000           18,731,150
A         North Carolina Medical Care Commission,
            Hospital Rev. (Gaston Health Care), 0s,
            2007                                               500              239,850
A         North Carolina Medical Care Commission,
            Hospital Rev. (Gaston Health Care),
            7.25s, 2019                                      1,400            1,475,838

                                                                              7

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Health Care Revenue - continued
NR        North Carolina Medical Care Commission,
            Hospital Rev. (Halifax Memorial),
            6.75s, 2014                                    $ 1,355         $  1,375,840
NR        North Carolina Medical Care Commission,
            Hospital Rev. (Halifax Memorial),
            6.75s, 2024                                      4,500            4,551,075
A         North Carolina Medical Care Commission,
            Hospital Rev. (Mercy Hospital), 6.5s,
            2015                                             1,650            1,658,877
A         North Carolina Medical Care Commission,
            Hospital Rev. (Moore Memorial
            Hospital), 9.1s, 1999                              800              833,376
AA        North Carolina Medical Care Commission,
            Hospital Rev. (Presbyterian Health
            Services), 5.5s, 2014                            9,750            9,240,953
AA        North Carolina Medical Care Commission,
            Hospital Rev. (Presbyterian Health
            Services), 5.5s, 2020                            2,950            2,738,456
A+        North Carolina Medical Care Commission,
            Hospital Rev. (Rex Hospital), 6.25s,
            2017                                             2,500            2,570,200
NR        North Carolina Medical Care Commission,
            Hospital Rev. (Valdese General), 8.75s,
            2016                                             5,575            5,858,043
BBB       Northern Hospital District, Surry
            County, NC, Health Care Facilities
            Rev., 7.875s, 2021                               4,530            4,688,097
AA-       Pitt County, NC, Rev. (Memorial
            Hospital), 5.25s, 2021                           8,500            7,714,685
                                                                          -------------
                                                                           $ 63,731,017
-----      ----------------------------------------    ----------------   -------------
         Electric and Gas Utility Revenue - 16.6%
A         New Hanover County, NC, Industrial
            Facilities Rev. (Carolina Power & Light
            Co.), 6.9s, 2009                               $ 1,000         $  1,064,510
AAA       North Carolina Eastern Municipal Power
            Agency, 5.5s, 2007                               2,040            2,095,876
BBB+      North Carolina Eastern Municipal Power
            Agency, 7s, 2007                                 5,000            5,384,950
BBB+      North Carolina Eastern Municipal Power
            Agency, 7.25s, 2007                              5,000            5,485,900
BBB+      North Carolina Eastern Municipal Power
            Agency, 7.5s, 2010                               3,005            3,312,652
AAA       North Carolina Eastern Municipal Power
            Agency, AMBAC, 6s, 2018                         13,945           14,219,298
AAA       North Carolina Eastern Municipal Power
            Agency, FSA, 5.75s, 2019                         2,500            2,406,675
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA, 0s,
            2008                                            10,150            5,205,123
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA, 0s,
            2009                                            10,000            4,714,100
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA, 6s,
            2011                                             5,000            5,191,250
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA,
            6.72s, 2012++++                                  3,000            2,740,560
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA,
            7.625s, 2014                                   $   180         $    192,429
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA,
            5.75s, 2015                                     12,750           12,385,860
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., MBIA, 5s,
            2018                                             2,000            1,766,900
AAA       North Carolina Municipal Power Agency,
            No. 1 Catawba Electric Rev., FSA, 6.2s,
            2018                                             2,500            2,524,600
AAA       Puerto Rico Electric Power Authority
            Rev., FSA, 6s, 2016                              5,000            5,052,400
A         Wake County, NC, Industrial Facilities
            Rev. (Carolina Power & Light), 6.9s,
            2009                                             2,000            2,129,020
                                                                          -------------
                                                                           $ 75,872,103
-----      ----------------------------------------    ----------------   -------------
         Water and Sewer Utility Revenue - 2.7%
AAA       Concord, NC, Utilities System Rev.,
            MBIA, 5.5s, 2019                               $ 3,000         $  2,883,570
AAA       Kanapolis, NC, Certificates of
            Participation, 7.375s, 2010                      5,000            5,430,800
AA+       Winston-Salem, NC, Water & Sewer Systems
            Rev., 6.25s, 2012                                4,000            4,180,040
                                                                          -------------
                                                                           $ 12,494,410
-----      ----------------------------------------    ----------------   -------------
         Airport and Port Revenue - 1.4%
AAA       Piedmont Triad Airport Authority, NC,
            Airport Authority Rev., MBIA, 5s, 2016         $ 3,645         $  3,254,548
BB+       Raleigh-Durham, NC, Airport Authority
            (American Airlines), 9.625s, 2015                3,000            3,068,490
                                                                          -------------
                                                                           $  6,323,038
-----      ----------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) - 9.6%
NR        Alamance County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (A.O. Smith Corp.), 7.375s,
            2009                                           $ 1,000         $  1,001,220
NR        Chatham County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (Weyerhaeuser Co.), 9s, 2006           1,260            1,306,494
A         Craven County, NC, Industrial Facilities
            & Pollution Control Finance Authority
            (Weyerhaeuser Co.), 6.35s, 2010                  5,000            5,206,950
NR        Gaston County, NC, Industrial Facilities
            & Pollution Control Finance Authority
            (Combustion Engineering, Inc.), 8.85s,
            2015                                             1,000            1,146,170
BBB       Halifax County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (Champion International
            Corp.), 8.149s, 2019                             1,500            1,637,625
BBB       Haywood County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (Champion International
            Corp.), 8.1s, 2009                               2,500            2,718,275
BBB       Haywood County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (Champion International
            Corp.), 5.5s, 2018                               3,000            2,696,310
8

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) - continued
NR        Henderson County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (Figgie International Real
            Estate), 8s, 2009                          $    1,400          $  1,429,596
A         Martin County, NC, Industrial Facilities
            & Pollution Control Finance Authority
            (Weyerhaeuser Co.), 7.25s, 2014                 7,000             7,637,070
A         Martin County, NC, Industrial Facilities
            & Pollution Control Finance Authority
            (Weyerhaeuser Co.), 5.65s, 2023                 6,145             5,651,003
A         Martin County, NC, Industrial Facilities
            & Pollution Control Finance Authority
            (Weyerhaeuser Co.), 6.8s, 2024                  7,500             7,772,925
AAA       Mecklenberg County, NC, Industrial
            Facilities & Pollution Control Finance
            Authority (Precision Steel), 7.75s,
            2014                                            2,600             2,842,398
NR        Surry County, NC, Industrial Facilities
            & Pollution Control Finance Authority
            (Weyerhaeuser Co.), 9.25s, 2002                 1,500             1,767,075
NR        Wake County, NC, Industrial Facilities &
            Pollution Control Finance Authority
            (Mallinckrodt), 6.75s, 2012                     1,100             1,155,990
                                                                          -------------
                                                                           $ 43,969,101
-----      ----------------------------------------    ----------------   -------------
         Universities - 5.4%
AAA       Appalachian State University, NC, MBIA,
            6.1s, 2014                                 $    1,140          $  1,171,681
AAA       Appalachian State University, NC, MBIA,
            6.125s, 2019                                    5,370             5,508,331
AA        North Carolina Education Facilities
            Finance Agency (Duke University),
            6.75s, 2021                                    12,500            13,497,625
AA        University of North Carolina (Chapel
            Hill), 0s, 2012                                 9,105             3,274,704
AA        University of North Carolina (Chapel
            Hill), 0s, 2013                                 4,285             1,431,447
                                                                          -------------
                                                                           $ 24,883,788
-----      ----------------------------------------    ----------------   -------------
         Other - 0.9%
NR        Iredell, NC, Solid Waste Systems Rev.,
            6.25s, 2012                                $    1,250          $  1,289,688
A         Puerto Rico Highway & Transportation
            Authority Rev., 6.625s, 2018                    2,715             2,846,107
                                                                          -------------
                                                                           $  4,135,795
-----      ----------------------------------------    ----------------   -------------
Total Municipal Bonds (Identified Cost, $421,852,495)                      $446,007,749
-----      ----------------------------------------    ----------------   -------------
Floating Rate Demand Notes - 1.3%
-----------------------------------------------------------------------   -------------
          Jackson County, MS, Pollution Control
            Rev. (Chevron USA, Inc.), due 12/01/16     $      200          $    200,000
          Lincoln County, WY, Pollution Control
            Rev. (Exxon Corp.), due 11/01/14                  200               200,000
          Uinta County, WY, Pollution Control Rev.
            (Chevron USA, Inc.), due 8/15/20                3,000             3,000,000
          Wake County, NC, Industrial Facilities &
            Pollution Control Rev. (Carolina Power
            & Light Co.), due 3/01/17                       2,700             2,700,000
-----      ----------------------------------------    ----------------   -------------
Total Floating Rate Demand Notes, at Identified Cost                       $  6,100,000
-----      ----------------------------------------    ----------------   -------------
Total Investments (Identified Cost, $427,952,495)                          $452,107,749

Other Assets, Less Liabilities - 1.2%                                      $  5,597,920
-----------------------------------------------------------------------   -------------
Net Assets - 100.0%                                                        $457,705,669
-----------------------------------------------------------------------   -------------
 [S]Indexed security.
++++Inverse floating rate security.

Portfolio of Investments (Unaudited) - September 30, 1995
MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Municipal Bonds - 97.8%
-----------------------------------------------------------------------   -------------
S&P Bond                                                Principal Amount
Rating           Issuer                                  (000 Omitted)            Value
-----      ----------------------------------------    ----------------   -------------
         General Obligation - 0.9%
AA        Charleston County, SC, 5.5s, 2014            $    1,250          $  1,214,075
A         Commonwealth of Puerto Rico, 5.25s, 2018            500               451,970
                                                                          -------------
                                                                           $  1,666,045
-----      ----------------------------------------    ----------------   -------------
         State and Local Appropriation - 6.9%
AAA       Berkeley County, SC, School District,
            AMBAC, 6.3s, 2016                          $    1,800          $  1,868,166
AAA       Greenville County, SC, Certificate of
            Participation, AMBAC, 5.9s, 2019                1,100             1,084,853
AAA       Hilton Head Island, SC, Public Finance
            Corp., Certificate of Participation,
            AMBAC, 5.75s, 2014                              2,000             1,966,160
AAA       Lexington County, SC, School District
            No. 1, Certificates of Participation
            (Gilbert Middle School), MBIA, 6.65s,
            2012                                            1,000             1,053,470
BBB+      Myrtle Beach, SC, Public Finance Corp.,
            Certificates of Participation
            (Convention Center), 6.875s, 2017               2,500             2,587,125
AAA       North Charleston, SC, Certificates of
            Participation (Coliseum), FGIC, 6s,
            2016                                            1,355             1,371,368
A         Puerto Rico Public Building Authority,
            5.5s, 2021                                      1,000               922,440
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2006                      175               173,290
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2007                      190               188,062
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2008                      205               202,827
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2009                      220               217,587
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2012                      270               258,212
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2014                      315               300,541
NR        Williamsburg County, SC, School District
            Public Facilities Corp., Certificates
            of Participation, 7.5s, 2018                      635               603,593
                                                                          -------------
                                                                           $ 12,797,694
-----      ----------------------------------------    ----------------   -------------

                                                                               9

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Refunded and Special Obligation - 21.7%
NR        Anderson County, SC, 7.75s, 1997                  $  500          $   539,880
AA        Charleston County, SC, Alumax Project,
            6.5s, 2001                                       1,315            1,458,453
AAA       Charleston County, SC, Certificates of
            Participation (Charleston Public
            Facilities Corp.), MBIA, 7.1s, 2001              2,000            2,282,740
AA        Columbia, SC, Waterworks & Sewer Rev.,
            0s, 2004                                         1,500              988,575
AA        Columbia, SC, Waterworks & Sewer Rev.,
            0s, 2006                                         2,045            1,182,358
AAA       Commonwealth of Puerto Rico, Public
            Improvement, 6.8s, 2002                            425              484,649
AAA       Greenville Hospital System, SC, Hospital
            Facilities Rev., "A", FGIC, 7.8s, 1998           1,950            2,152,059
AAA       Greenville Hospital System, SC, Hospital
            Facilities Rev., "B", FGIC, 7.8s, 1998           1,500            1,655,430
AAA       Greenwood County, SC, Hospital Rev.
            (Self Memorial Hospital), BIG, 8.25s,
            1997                                               500              547,710
AAA       Greenwood County, SC, Hospital Rev.
            (Self Memorial Hospital), BIG, 8.375s,
            1997                                             1,000            1,097,780
AAA       Laurens, SC, Utility Systems Rev., FGIC,
            7.625s, 1998                                     1,100            1,209,758
AAA       Lexington County, SC, School District
            No. 1, Certificates of Participation
            (White Knoll Middle School), CGIC,
            7.65s, 1999                                      1,400            1,568,980
AAA       Myrtle Beach, SC, Water & Sewer Rev.,
            MBIA, 6s, 2000                                   1,780            1,889,239
AAA       Myrtle Beach, SC, Water & Sewer Rev.,
            MBIA, 6s, 2000                                   1,750            1,857,398
AAA       North Charleston, SC, Sewer Rev., MBIA,
            7.75s, 1998                                      1,250            1,387,387
AAA       Puerto Rico Aqueduct & Sewer Authority,
            9s, 1996                                           750              978,090
AAA       Puerto Rico Highway & Transportation
            Authority, Highway Rev., 6.625s, 2002              300              339,087
AA        Richland County, SC, 6.25s, 2000                   1,260            1,367,919
AAA       Richland County, SC, Certificates of
            Participation, FGIC, 0s, 2005                    1,160              714,003
AAA       Richland County, SC, Certificates of
            Participation, FGIC, 0s, 2006                    1,160              671,072
AAA       Richland County, SC, Certificates of
            Participation, FGIC, 0s, 2007                    1,160              632,977
NR        South Carolina Jobs, Economic
            Development Authority (Carolina
            Hospital System Project), 7.55s, 2002            2,000            2,361,820
AAA       South Carolina Public Service Authority,
            Electric Rev., 7.75s, 1996                       3,155            3,247,189
AAA       South Carolina Public Service Authority,
            Electric Rev., 7.875s, 1996                        650              669,181
AAA       South Carolina Public Service Authority,
            "C", 7.1s, 2001                                  1,220            1,394,375
AAA       South Carolina Public Service Authority
            (Santee Cooper), 6.625s, 2002                    4,000            4,511,000
A-        Spartanburg County, SC, Hospital
            Facilities Rev. (Mary Black Hospital),
            8.25s, 1998                                        500              562,485
A         Williamsburg County, SC, School
            District, 7.8s, 1996                               200              209,144
A         Williamsburg County, SC, School
            District, 7.9s, 1996                               250              261,530
A         Williamsburg County, SC, School
            District, 7.9s, 1996                            $  275          $   287,683
A         Williamsburg County, SC, School
            District, 7.9s, 1996                               300              313,836
AAA       York County, SC, School District No. 3,
            MBIA, 7.5s, 1998                                   575              631,741
AAA       York, SC, Water & Sewer Rev., AMBAC,
            7.875s, 1996                                       620              653,083
                                                                          -------------
                                                                            $40,108,611
-----      ----------------------------------------    ----------------   -------------
         Single Family Housing Revenue - 6.3%
AA        South Carolina Housing Authority, 8.6s,
            2019                                            $1,000          $ 1,040,930
AA        South Carolina Housing Finance &
            Development Authority, 7.55s, 2011               1,750            1,828,890
AA        South Carolina Housing Finance &
            Development Authority, 7.75s, 2022               2,650            2,787,906
AA        South Carolina Housing Finance &
            Development Authority, 7.8s, 2022                1,000            1,047,250
AA        South Carolina Housing Finance &
            Development Authority, 7.9s, 2032                4,610            4,846,124
                                                                          -------------
                                                                            $11,551,100
-----      ----------------------------------------    ----------------   -------------
         Multi-Family Housing Revenue - 1.7%
AA        South Carolina Housing Finance &
            Development Authority (Fairway
            Apartments), 7.625s, 2033                       $1,980          $ 2,092,365
BBB+       South Carolina Housing Finance &
             Development Authority  (Hunting Ridge
            Apartments), 6.75s, 2025                         1,000              991,030
                                                                          -------------
                                                                            $ 3,083,395
-----      ----------------------------------------    ----------------   -------------
         Insured Health Care Revenue - 7.7%
AAA       Anderson County, SC, Hospital Facilities
            Rev. (Anderson Area Medical Center,
            Inc.), MBIA, 5.25s, 2012                        $1,000          $   930,140
AAA       Charleston County, SC, Hospital Rev.
            (Bon Secours Health System Project),
            FSA, 5.625s, 2025                                1,500            1,422,270
AAA       Charleston County, SC, Hospital Rev.
            (Medical Society Health Project), MBIA,
            5.5s, 2019                                       2,550            2,382,669
AAA       Charleston County, SC, Hospital Rev.
            (Medical Society Health Project), MBIA,
            5s, 2022                                         2,450            2,109,695
AAA       Greenwood County, SC, Hospital Rev.
            (Self Memorial Hospital), MBIA, 5.875s,
            2017                                             1,000              994,460
AAA       Pickens & Richland Counties, SC,
            Hospital Rev. (Baptist Hospital),
            AMBAC, 5.75s, 2021                               3,635            3,516,172
AAA       Richland County, SC, Hospital Facilities
            Rev. (Providence), CGIC, 5.25s, 2010             1,200            1,130,688
AAA       South Carolina Jobs, Economic
            Development Authority, Hospital
            Facilities Rev. (Tuomey Regional
            Medical Center), MBIA, 5.5s, 2020                1,900            1,779,806
                                                                          -------------
                                                                            $14,265,900
-----      ----------------------------------------    ----------------   -------------
         Health Care Revenue - 7.6%
NR        Charleston County, SC, First Mortgage
            Rev. (Driftwood Health Care), 12.5s,
            2014                                            $2,115          $ 2,166,395
NR        Greenville County, SC, First Mortgage
            Rev. (Chestnut Hill), 10.125s, 2016              1,950            1,950,000
10

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Health Care Revenue - continued
AA-       Greenville Hospital System, SC, Hospital
            Facilities Rev., 6s, 2020                      $ 5,400         $  5,324,616
NR        Horry County, SC, Hospital Facilities
            Rev. (Conway Hospital), 6.75s, 2012              4,500            4,586,310
                                                                          -------------
                                                                           $ 14,027,321
-----      ----------------------------------------    ----------------   -------------
         Electric and Gas Utility Revenue - 11.4%
A         Colleton & Dorchester Counties, SC,
            Pollution Control Rev., 6.6s, 2014             $ 3,000         $  3,159,690
A         Fairfield County, SC, Pollution Control
            Rev. (South Carolina Electric Co.),
            6.5s, 2014                                       1,250            1,327,925
AAA       Piedmont Municipal Power Agency, SC,
            Electric Rev., FGIC, 6.25s, 2021                 4,600            4,828,620
AAA       Piedmont Municipal Power Agency, SC,
            Electric Rev., FGIC, 5s, 2022                    2,300            1,992,099
A-        Puerto Rico Electric Power Authority,
            6.125s, 2008                                     1,025            1,089,483
A-        Puerto Rico Electric Power Authority,
            5.5s, 2020                                       1,000              923,720
AAA       South Carolina State, Public Service
            Authority, MBIA, 6.904s, 2013++++                3,000            2,778,420
AAA       South Carolina Public Service Authority,
            FGIC, 5.875s, 2023                               5,000            4,903,250
                                                                          -------------
                                                                           $ 21,003,207
-----      ----------------------------------------    ----------------   -------------
         Water and Sewer Utility Revenue - 16.7%
AAA       Cayce, SC, Waterworks & Sewer Rev.,
            AMBAC, 5.25s, 2015                             $ 1,500         $  1,378,590
AA-       Charleston County, SC, Waterworks &
            Sewer Rev., 6s, 2012                             2,000            2,028,540
AAA       Charleston County, SC, Waterworks &
            Sewer Rev., MBIA, 5s, 2022                       3,150            2,754,549
AA        Columbia, SC, Waterworks & Sewer Rev.,
            0s, 2005                                         2,245            1,389,408
AA        Columbia, SC, Waterworks & Sewer Rev.,
            0s, 2006                                         9,330            5,430,247
AA        Columbia, SC, Waterworks & Sewer Rev.,
            5.375s, 2012                                     3,500            3,403,750
NR        Laurens County, SC, Water & Sewer
            Commission, Sewer System Rev., 5.5s,
            2014                                             1,080            1,015,243
AAA       Laurens, SC, Public Utility Systems
            Refunding, FGIC, 5s, 2018                        2,395            2,094,475
AAA       Myrtle Beach, SC, Water & Sewer Rev.,
            AMBAC, 5.5s, 2013                                1,000              956,570
AAA       Rock Hill, SC, Utility Systems Rev.,
            AMBAC, 5s, 2020                                  1,285            1,129,117
A+        South Carolina Resources Authority
            (Local Government Program), 7.25s, 2020          3,000            3,222,030
AAA       St. Andrews, SC, Public Services
            District, Sewer System Rev., FGIC,
            7.75s, 2018                                      1,000            1,074,980
AAA       Union, SC, Combined Public Utility
            System Rev., FGIC, 5s, 2021                        650              575,412
AAA       Western Carolina Regional Sewer
            Authority, AMBAC, 0s, 2007                       4,400            2,384,976
NR        York County, SC, Water & Sewer Rev.,
            6.5s, 2025                                       2,000            1,940,720
                                                                          -------------
                                                                           $ 30,778,607
-----      ----------------------------------------    ----------------   -------------
         Turnpike Revenue - 1.3%
A         Commonwealth of Puerto Rico, Highway &
            Transportation Authority, 5.5s, 2013           $ 1,500         $  1,437,300
A         Commonwealth of Puerto Rico, Highway &
            Transportation Authority, 5.5s, 2015             1,000              950,120
                                                                          -------------
                                                                           $  2,387,420
-----      ----------------------------------------    ----------------   -------------
         Airport and Port Revenue - 1.0%
AAA       Charleston County, SC, Airport Revenue,
            MBIA, 5s, 2013                                 $ 2,000         $  1,803,000
-----      ----------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) - 13.0%
NR        Aiken County, SC, Industrial Rev.
            (Kimberly-Clark Project), 8.92s, 2005          $   300         $    312,141
A+        Calhoun, SC, Solid Waste Disposal Rev.
            (Eastman Kodak), 6.75s, 2017                     1,000            1,067,340
A         Charleston County, SC, Resource Recovery
            Rev. (Foster Wheeler), 9.25s, 2010               1,750            1,922,428
BBB+      Chester County, SC, Industrial Rev.
            (Springs Industries, Inc.), 7.35s, 2014          1,000            1,072,560
BBB+      Chester County, SC, Industrial Rev.
            (Springs Industries, Inc.), 7.8s, 2014           1,025            1,113,447
AA-       Darlington County, SC, Industrial
            Development Rev. (Nucor Corp.), 5.75s,
            2023                                             2,000            1,881,220
A+        Darlington County, SC, Industrial
            Development Rev. (Sunoco Products Co.),
            6.125s, 2025                                     1,500            1,500,435
NR        Fairfield County, SC, Industrial Rev.
            (Rite Aid, Inc.), 7.9s, 2016                     2,950            3,072,602
NR        Greenville County, SC, Industrial Rev.
            (Kroger Co.), 7.85s, 2015                          500              536,390
NR        Lexington County, SC, Industrial Rev.
            (J.B. White & Co.), 8s, 2005                       680              731,646
AA-       Oconee County, SC, Pollution Control
            Rev. (Duke Power Co.), 5.8s, 2014                1,975            1,961,175
AA-       Oconee County, SC, Pollution Control
            Rev. (Duke Power Co.), 7.5s, 2017                1,000            1,101,060
A-        Richland County, SC, Pollution Control
            Rev. (Union Camp Corp.), 6.55s, 2020             1,800            1,884,420
A-        Richland County, SC, Solid Waste
            Facilities Rev. (Union Camp Corp.),
            6.75s, 2022                                      2,000            2,097,020
A+        York County, SC, Industrial Rev.
            (Hoechst Celanese), 5.7s, 2024                   4,000            3,754,840
                                                                          -------------
                                                                           $ 24,008,724
-----      ----------------------------------------    ----------------   -------------
         Universities - 0.6%
AAA       Coastal Carolina University, 6.875s,
            2026                                           $ 1,000         $  1,076,610
-----      ----------------------------------------    ----------------   -------------
         Other - 1.0%
A         Puerto Rico Public Building Authority,
            5.7s, 2009                                     $ 1,000         $    996,760
AAA       Puerto Rico Telephone Authority Rev.,
            AMBAC, 4.35s, 2005 (Interest Rate
            Swap)[S].                                        1,000              925,050
                                                                          -------------
                                                                           $  1,921,810
-----      ----------------------------------------    ----------------   -------------
Total Municipal Bonds (Identified Cost, $170,932,287)                      $180,479,444
-----------------------------------------------------------------------   -------------

                                                                              11

Portfolio of Investments (Unaudited) - continued
Floating Rate Demand Note - 1.0%

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
          Charleston County, SC, Industrial Rev.
            (Massey Coal), due 1/01/07, at
            Identified Cost                                 $1,900         $  1,900,000
-----      ----------------------------------------    ----------------   -------------
Total Investments (Identified Cost, $172,832,287)                          $182,379,444
Other Assets, Less Liabilities - 1.2%                                         2,162,813
-----------------------------------------------------------------------   -------------
Net Assets - 100.0%                                                        $184,542,257
-----------------------------------------------------------------------   -------------
++++Inverse floating rate security.
 [S]Indexed security.

Portfolio of Investments (Unaudited) - September 30, 1995

MFS TENNESSEE MUNICIPAL BOND FUND
Municipal Bonds - 97.8%

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
-----     ------------------------------------------   ----------------   -------------
         General Obligation - 8.0%
AA        Metropolitan Government of Nashville &
            Davidson County, TN, 6.125s, 2014              $ 1,000         $  1,026,720
AA        Metropolitan Government of Nashville &
            Davidson County, TN, 6.125s, 2019                3,255            3,297,706
AA        Metropolitan Government of Nashville &
            Davidson County, TN, 6.15s, 2025                 1,000            1,008,060
AAA       Puerto Rico Commonwealth, MBIA, 5.375s,
            2022                                             1,000              940,010
AA-       Rutherford County, TN, 0s, 2015                    1,500              468,750
AA+       Shelby County, TN, 5.1s, 2015                      1,000              911,100
AA+       Shelby County, TN, 5.125s, 2015                    1,000              913,980
AA+       Shelby County, TN, 5.125s, 2018                    1,115              999,096
NR        Territory of Virgin Islands, 7.75s, 2006             415              458,392
                                                                          -------------
                                                                           $ 10,023,814
-----      ----------------------------------------    ----------------   -------------
         State and Local Appropriation - 3.1%
AAA       Gatlinburg, TN, Public Building
            Authority (Gatlinburg Convention
            Center), AMBAC, 6.9s, 2012                     $ 1,000         $  1,071,680
A         Puerto Rico Public Building Authority,
            GTD, Public Educational & Health, PSA
            Fixed Rate, 5.31s, 2016[S].                      2,000            1,856,240
A         Puerto Rico Public Building Authority,
            5.5s, 2021                                       1,000              922,440
                                                                          -------------
                                                                           $  3,850,360
-----      ----------------------------------------    ----------------   -------------
         Refunded and Special Obligation - 21.4%
AAA       Bristol, TN, Health & Educational
            Facilities Board Rev. (Bristol
            Memorial), FGIC, 7s, 2001                      $   500         $    565,955
AAA       Gladeville, TN, Utility District,
            Waterworks Rev., FGIC, 7.4s, 2000                  500              565,370
AAA       Knox County, TN, Health, Educational &
            Housing Facilities Board (Fort
            Sanders), MBIA, 8s, 1998                         2,000            2,167,100
AAA       Knox County, TN, Health, Educational &
            Housing Facilities Board (Mercy
            Health), AMBAC, 7.6s, 1999                       3,500            3,910,025
NR        Knox County, TN, Industrial Development
            Board, 0s, 2016                                  8,325            2,056,109
NR        Memphis, TN, Electric Systems Rev.,
            6.75s, 2000                                      1,500            1,653,705
AAA       Memphis-Shelby County, TN, Airport
            Authority, MBIA, 8s, 1998                        3,500            3,840,305
AAA       Mt. Juliet, TN, Public Building
            Authority (Madison), MBIA, 7.7s, 2004          $ 1,100         $  1,399,805
AAA       Mt. Juliet, TN, Public Building
            Authority (Madison), MBIA, 7.8s, 2004            3,500            4,477,795
NR        Mt. Juliet, TN, Public Building
            Authority (Poplar Grove), 8.375s, 1999           1,430            1,627,211
NR        New Tazewell, TN, Health, Educational &
            Housing Facilities Board (Lincoln),
            7.25s, 1997                                      2,000            2,126,380
AAA       Puerto Rico Highway & Transportation
            Authority Rev., 8.125s, 1998                       670              749,690
AAA       Shelby County, TN, 6.5s, 1999                      1,120            1,214,797
NR        Wilson County, TN, Water & Wastewater
            Authority, Waterworks Rev., 8s, 1999               500              564,475
                                                                          -------------
                                                                           $ 26,918,722
-----      ----------------------------------------    ----------------   -------------
         Single Family Housing Revenue - 7.4%
A         Shelby County, TN, Single Family
            Mortgage Rev., FHA, 0s, 2015                   $10,000         $  1,448,600
A+        Tennessee Housing Development Agency,
            7.4s, 2016                                         345              359,766
A+        Tennessee Housing Development Agency,
            8.125s, 2021                                     4,365            4,498,438
A+        Tennessee Housing Development Agency,
            7.65s, 2022                                      1,000            1,045,430
A+        Tennessee Housing Development Agency,
            7.375s, 2023                                     1,000            1,045,610
A+        Tennessee Housing Development Agency,
            7.125s, 2026                                       800              840,592
                                                                          -------------
                                                                           $  9,238,436
-----      ----------------------------------------    ----------------   -------------
         Multi-Family Housing Revenue - 4.8%
AAA       Franklin, TN, Industrial Development
            Rev., FHA, 6.75s, 2027                         $ 1,000         $  1,023,350
NR        Jackson, TN, Health, Education & Housing
            Facilities Board, FHA, 7.1s, 2028                1,610            1,674,819
AAA       Metropolitan Government of Nashville &
            Davidson County, TN, Health,
            Educational, FHA, 7.25s, 2032                      495              513,543
NR        Metropolitan Government of Nashville &
            Davidson County, TN, Industrial, FHA,
            6.95s, 2026                                      1,000            1,036,770
A         Metropolitan Government of Nashville &
            Davidson County, TN, Industrial, FHA,
            7.5s, 2029                                         695              731,293
A+        Metropolitan Government of Nashville &
            Davidson County, TN, Industrial, FHA,
            7.7s, 2029                                       1,000            1,052,670
                                                                          -------------
                                                                           $  6,032,445
-----      ----------------------------------------    ----------------   -------------
         Insured Health Care Revenue - 10.2%
AAA       Bristol, TN, Health & Educational
            Facilities Board Rev. (Bristol
            Memorial), FGIC, 0s, 2021                      $ 1,325         $  1,350,997
AAA       Bristol, TN, Health & Educational
            Facilities Board Rev. (Bristol
            Memorial), FGIC, 5.25s, 2021                     1,000              900,710
AAA       Chattanooga-Hamilton County, TN,
            Hospital Authority (Erlanger Medical
            Center), FSA, 5.5s, 2013                         2,000            1,918,080
AAA       Jackson, TN, Hospital Refunding (General
            Hospital), AMBAC, 5.625s, 2015                   1,000              963,770

12

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Insured Health Care Revenue - continued
AAA       Johnson City, TN, Health Educational
            Facilities Authority (Johnson Medical
            Center), MBIA, 5.25s, 2016                     $ 2,625         $  2,395,417
AAA       Knox County, TN, Health, Educational &
            Housing Facilities Board (Fort
            Sanders), MBIA, 5.75s, 2014                      3,250            3,216,623
AAA       Knox County, TN, Health, Educational &
            Housing Facilities Board (Fort
            Sanders), MBIA, 5.25s, 2023                      2,375            2,125,459
                                                                          -------------
                                                                           $ 12,871,056
-----      ----------------------------------------    ----------------   -------------
         Health Care Revenue - 4.8%
NR        Clarksville, TN, Hospital Rev.
            (Clarksville Memorial Hospital),
            6.375s, 2018                                   $ 1,000         $    979,140
A-        Cookeville, TN, Industrial Development
            Board, Hospital Rev. (Cookville
            General), 5.75s, 2010                            2,000            1,849,040
NR        Knox County, TN, Health, Educational &
            Housing Facilities Board (Baptist
            East), 8.5s, 2004                                1,410            1,500,846
NR        Knox County, TN, Health, Educational &
            Housing Facilities Board (Baptist
            East), 8.6s, 2016                                  710              753,360
BBB+      Knox County, TN, Health, Educational &
            Housing Facilities Board (East
            Tennessee Children's), 6.5s, 2012                1,000            1,000,180
                                                                          -------------
                                                                           $  6,082,566
-----      ----------------------------------------    ----------------   -------------
         Water and Sewer Utility Revenue - 17.5%
AAA       Madison, TN, Utility Waterworks
            Refunding, MBIA, 5s, 2019                      $ 2,750         $  2,425,390
AAA       Metropolitan Government of Nashville &
            Davidson County, TN, Water & Sewer
            Rev., FGIC, 6.5s, 2010                           1,000            1,106,970
AAA       Metropolitan Government of Nashville &
            Davidson County, TN, Water & Sewer
            Rev., FGIC, 5.2s, 2013                           2,000            1,875,900
AAA       Metropolitan Government of Nashville &
            Davidson County, TN, Water & Sewer
            Rev., FGIC, 5.1s, 2016                           3,500            3,155,495
AAA       Metropolitan Government of Nashville &
            Davidson County, TN, Water & Sewer
            Rev., RIBS, AMBAC, 7.973s, 2022++++              1,000            1,007,950
NR        Mt. Juliet, TN, Public Building
            Authority (Cumberland), 7.55s, 2024              2,065            2,224,315
AAA       Mt. Juliet, TN, Public Building
            Authority (Hermitage), MBIA, 7.5s, 2009            300              322,695
NR        Mt. Juliet, TN, Public Building
            Authority (Milcroft), 7.55s, 2024                1,225            1,319,509
NR        Mt. Juliet, TN, Public Building
            Authority (New Market), 8.375s, 2024               570              615,959
NR        Mt. Juliet, TN, Public Building
            Authority (Tipton), 7.5s, 2004                     380              416,651
NR        Poplar Grove, TN, Utility District,
            Waterworks Rev., 6.375s, 2011                      500              513,040
AAA       West Knox Utility District, Knox County,
            TN, Water & Sewer Rev., MBIA, 0s, 2002           1,315              919,829
AAA       West Knox Utility District, Knox County,
            TN, Water & Sewer Rev., MBIA, 0s, 2003           1,045              689,961
AAA       West Knox Utility District, Knox County,
            TN, Water & Sewer Rev., MBIA, 0s, 2004         $ 1,920         $  1,194,201
AAA       West Knox Utility District, Knox County,
            TN, Water & Sewer Rev., MBIA, 0s, 2005           1,920            1,122,816
AAA       West Knox Utility District, Knox County,
            TN, Water & Sewer Rev., MBIA, 0s, 2006           1,920            1,059,360
AAA       West Knox Utility District, Knox County,
            TN, Water & Sewer Rev., MBIA, 0s, 2007           1,920              992,621
NR        Wilson County, TN, Water & Wastewater
            Authority, 6s, 2014                              1,000              998,390
                                                                          -------------
                                                                           $ 21,961,052
-----      ----------------------------------------    ----------------   -------------
         Turnpike Revenue - 0.8%
A         Puerto Rico Highway & Transportation
            Authority, Highway Rev., 5.5s, 2015            $ 1,000         $    950,120
-----      ----------------------------------------    ----------------   -------------
         Sales and Excise Tax Revenue - 0.8%
A-        Tennessee Local Development Authority
            Rev., Community Provider Loan, 7s, 2021        $ 1,000         $  1,067,490
-----      ----------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) - 14.7%
BBB       Bristol, TN, Industrial Development
            (K-Mart), 7.5s, 2008                           $ 1,105         $  1,190,846
AA-       Humphreys County, TN, Certificates of
            Participation (DuPont), 6.7s, 2024               1,750            1,850,258
NR        Knox County, TN, Industrial Development
            Board (Kroger Co.), 8.1s, 2003                   2,000            2,226,480
NR        Lawrenceburg, TN, Industrial Development
            Board (Tridon, Inc.), 9.875s, 2006               1,000            1,028,570
BBB+      Maury County, TN, Industrial Development
            Pollution Control Rev. (Saturn Corp.),
            6.5s, 2024                                       1,500            1,521,915
BBB       McMinn County, TN, Industrial
            Development Board, Pollution Control
            Rev. (Bowater), 7.625s, 2016                     2,000            2,148,060
BBB       Memphis-Shelby County, TN, Airport
            Authority (Federal Express Corp.),
            7.875s, 2009                                     2,755            3,033,778
BBB       Memphis-Shelby County, TN, Airport
            Authority (Federal Express Corp.),
            6.2s, 2014                                       1,000              998,100
NR        Metropolitan Government of Nashville &
            Davidson County, TN, IDR (Wilson
            Sporting), 7.75s, 2014                           1,000            1,107,620
BB+       Metropolitan Nashville Airport Authority
            (American Airlines, Inc.), 9.875s, 2005          2,500            2,604,475
A-        Puerto Rico Industrial, Medical &
            Environmental Pollution Control
            Facilities, Finance Authority Rev.
            (Baxter Travenol Laboratories), 8s,
            2012                                               750              831,150
                                                                          -------------
                                                                           $ 18,541,252
-----      ----------------------------------------    ----------------   -------------
         Universities - 2.8%
AA        Jackson, TN, Health, Educational &
            Housing Facilities Board (Lambuth
            University), 5.9s, 2015                        $ 1,000         $  1,005,490
AA        Metropolitan Government of Nashville &
            Davidson County, TN, Health,
            Educational & Housing Facilities Board
            (Vanderbilt University), 5.125s, 2013              490              457,018

                                                                              13

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Universities - continued
AA        Metropolitan Government of Nashville &
            Davidson County, TN, Health,
            Educational & Housing Facilities Board
            (Vanderbilt University), 7.625s, 2016          $ 1,000         $  1,083,020
AA        Metropolitan Government of Nashville &
            Davidson County, TN, Health,
            Educational & Housing Facilities Board
            (Vanderbilt University), 5.2s, 2018              1,000              920,950
                                                                          -------------
                                                                           $  3,466,478
-----      ----------------------------------------    ----------------   -------------
         Other - 1.5%
AAA       Puerto Rico Telephone Authority Rev.,
            7-Year Swap, "M", AMBAC, 4.35s, 2004[S].       $ 2,000         $  1,850,100
-----      ----------------------------------------    ----------------   -------------
Total Municipal Bonds (Identified Cost, $116,220,646)
 ---------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.7%
          Sullivan County, TN, Industrial
            Development Pollution Control Rev., due
            2016, at Identified Cost                       $   900         $    900,000
-----      ----------------------------------------    ----------------   -------------
Call Option Purchased - 0.1%
                                                       Principal Amount
                                                           of Contracts
Issuer/Expiration Date/Strike Price                       (000 Omitted)
---------------------------------------------------    ----------------   -------------
State of New Jersey, GOB, "D"/February 2003/102
 (Premium Paid, $255,000)                                  $ 2,000         $    152,300
---------------------------------------------------    ----------------   -------------
Total Investments (Identified Cost, $117,375,646)                          $123,906,191
Other Assets, Less Liabilities - 1.4%                                         1,721,263
-----------------------------------------------------------------------   -------------
Net Assets - 100.0%                                                        $125,627,454
-----------------------------------------------------------------------   -------------
 [S]Indexed security.
++++Inverse floating rate security.

Portfolio of Investments (Unaudited) - September 30, 1995
MFS VIRGINIA MUNICIPAL BOND FUND
Municipal Bonds - 97.0%

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         General Obligation - 5.9%
AAA       Fairfax County, VA, 5.375s, 2009                 $ 1,000         $  1,010,470
AAA       Fairfax County, VA, 5.5s, 2013                     2,000            1,965,960
NR        Lebanon, VA, 7.6s, 2005                              375              383,288
NR        Lebanon, VA, 7.75s, 2010                             310              316,898
AA-       Portsmouth, VA, 6.375s, 2012                       1,555            1,620,839
AA        Richmond, VA, 0s, 2006                             1,000              569,500
AA        Richmond, VA, 0s, 2006                             2,500            1,423,750
AA        Richmond, VA, 0s, 2007                             5,280            2,831,347
AA        Richmond, VA, 0s, 2008                             2,000            1,008,860
AA        Richmond, VA, 0s, 2008                             5,270            2,645,645
AA        Richmond, VA, 0s, 2009                             5,175            2,431,008
AA        Richmond, VA, 5.5s, 2022                           2,000            1,863,360
AA        Richmond, VA, 5.5s, 2023                           2,410            2,241,758
AAA       State of Virginia (Higher Educational
            Institute), 0s, 1996                             1,000              973,790
AAA       State of Virginia (Higher Educational
            Institute), 0s, 1998                             1,295            1,159,672
AAA       State of Virginia (Higher Educational
            Institute), 0s, 1999                             1,300            1,111,227
AA        State of Virginia (Higher Educational
            Institute), 6.5s, 2013                           1,875            1,994,738
A         Suffolk, VA, 6.5s, 2006                          $ 1,250         $  1,314,488
                                                                          -------------
                                                                           $ 26,866,598
-----      ----------------------------------------    ----------------   -------------
         State and Local Appropriation - 6.6%
NR        Chesterfield County, VA, Industrial
            Development Authority, Public
            Facilities Lease Rev. (Correctional
            Enterprises), 7.5s, 2008                       $ 1,720         $  1,762,501
AA        Henrico County, VA, Industrial
            Development Authority Rev., 6.5s, 2010           5,000            5,450,200
NR        New Kent County, VA, Industrial
            Development Authority, Public
            Facilities Lease Rev. (New Kent County
            Courthouse), 7.5s, 2011                            700              750,771
A         Puerto Rico Public Buildings Authority,
            5.385s, 2016 (Municipal Swap)[S]                 6,500            6,032,780
AAA       Virginia Public Building Authority,
            MBIA, 0s, 2007                                  13,305            7,093,428
AAA       Virginia Public Building Authority,
            MBIA, 0s, 2008                                  10,650            5,317,226
AA        Virginia Transportation Board, Contract
            Rev. (Route 28), 5.5s, 2018                      3,750            3,554,587
                                                                          -------------
                                                                           $ 29,961,493
-----      ----------------------------------------    ----------------   -------------
         Refunded and Special Obligation - 16.2%
NR        Arlington County, VA, Industrial
            Development Authority (Arlington
            Hospital), 7.125s, 2001                        $ 4,450         $  5,105,797
NR        Carroll County, VA, Solid Waste
            Authority Rev., 7.5s, 2001                       2,265            2,635,939
NR        Chesapeake, VA, Certificates of
            Participation, 7.75s, 1996                       1,250            1,309,488
NR        Chesapeake, VA, Industrial Development
            Authority (Sentara Life Care Corp.),
            10s, 1997                                        1,105            1,238,418
AA        Chesapeake, VA, Public Improvement,
            6.75s, 1998                                      2,500            2,747,450
AAA       Fairfax County, VA, Water Authority
            Rev., 7.25s, 2000                                3,090            3,472,048
AA-       Hampton, VA, Public Improvement, 6.625s,
            2000                                             1,500            1,646,535
AAA       Henrico County, VA, Water & Sewer Rev.,
            MBIA, 7.875s, 1996                               3,500            3,648,680
NR        Hopewell County, VA, Hospital Authority
            (John Randolph Hospital), 8.85s, 1997            4,760            4,889,424
AAA       Nelson County, VA, Service Authority,
            Water & Sewer Rev., FGIC, 7.875s, 1996           1,000            1,039,150
NR        Newport News, VA, 6.5s, 2000                         875              969,640
NR        Newport News, VA, 6.5s, 2000                       2,205            2,443,493
NR        Newport News, VA, 6.5s, 2000                       2,325            2,576,472
AA        Norfolk, VA, Industrial Development
            Authority (Sentara Hospital), 7.875s,
            1998                                             1,000            1,117,900
AA        Norfolk, VA, Industrial Development
            Authority (Sentara Hospital), 7.9s,
            1998                                             2,000            2,237,220
NR        Norfolk, VA, Industrial Development
            Authority (Sentara Life Care Corp.),
            10s, 1997                                        4,230            4,740,730
AA-       Portsmouth, VA, 6.9s, 2000                         1,500            1,678,650
AAA       Puerto Rico, Public Improvement, 7.9s,
            1996                                             1,660            1,758,853
AAA       Puerto Rico Aqueduct & Sewer Authority,
            9s, 1996                                         4,150            5,412,098

14

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Refunded and Special Obligation - continued
AAA       Puerto Rico Aqueduct & Sewer Authority,
            10.25s, 2009                                   $   400         $    552,380
AAA       Puerto Rico Highway & Transportation
            Authority, Highway Rev., 6.5s, 2002              1,750            1,965,443
AAA       Roanoke, VA, Industrial Development
            Authority, Hospital Rev. (Memorial
            Hospital), MBIA, 7.25s, 2000                     1,750            1,985,620
A+        Roanoke, VA, Industrial Development
            Authority, Hospital Rev. (Roanoke
            Memorial), 7.5s, 2000                            1,245            1,425,799
AAA       Southeastern Public Service Authority,
            VA, Solid Waste System Rev., 9.25s,
            1996                                             2,750            2,911,123
AAA       State of Virginia, Public School
            Authority, 8.5s, 1997                              500              536,265
AAA       Virginia Beach, VA, Certificates of
            Participation (Judicial Center
            Project), FGIC, 7.25s, 2000                      4,955            5,640,276
A+        Virginia Beach, VA, Water & Sewer Rev.,
            6.625s, 2002                                     2,400            2,685,816
NR        Virginia College Building Authority
            (Hampton University), 7.75s, 1999                  750              843,382
AA        Virginia Resources Authority, Water
            System Rev., 7.875s, 1998                          800              892,368
NR        Virginia Resources Authority, Water &
            Sewer System Rev., 7.5s, 1999                    1,180            1,319,924
AAA       Virginia Transportation Board, Contract
            Rev. (Route 28), 7.7s, 1998                      2,175            2,386,866
                                                                          -------------
                                                                           $ 73,813,247
-----      ----------------------------------------    ----------------   -------------
         Single Family Housing Revenue - 2.6%
AAA       Puerto Rico Housing Finance Corp., GNMA,
            7.8s, 2021                                     $    45         $     47,025
AAA       Virginia Housing Development Authority,
            FHA, 0s, 2010                                      560              131,734
NR        Virginia Housing Development Authority,
            7.22s, 2019++++                                  7,500            6,760,425
A+        Virginia Housing Development Authority,
            7.1s, 2022                                       2,000            2,095,060
AA+       Virginia Housing Development Authority,
            0s, 2029                                         3,615              236,023
AA+       Virginia Housing Development Authority,
            7.8s, 2038                                       2,500            2,598,750
                                                                          -------------
                                                                           $ 11,869,017
-----      ----------------------------------------    ----------------   -------------
         Multi-Family Housing Revenue - 6.8%
NR        Alexandria, VA, Redevelopment & Housing
            Authority (Jefferson Village
            Apartments), 9s, 2018                          $ 4,000         $  4,118,400
NR        Fairfax County, VA, Redevelopment &
            Housing Authority (Little River Glen),
            8.95s, 2020                                      3,865            3,979,133
AAA       Harrisonburg, VA, Redevelopment &
            Housing Authority (Battery Heights),
            GNMA, 7.375s, 2028                               3,540            3,726,947
NR        Norfolk, VA, Redevelopment & Housing
            Authority (Dockside Apartments),
            7.375s, 2028                                     2,000            2,112,940
NR        Virginia Beach, VA, Development
            Authority (Lake Point Associates
            Project), 12.125s, 2015                          6,300            6,451,263
AA        Virginia Housing Development Authority,
            6.5s, 2013                                       2,300            2,327,439
AA+       Virginia Housing Development Authority,
            6.125s, 2022                                     8,500            8,373,095
                                                                          -------------
                                                                           $ 31,089,217
-----      ----------------------------------------    ----------------   -------------
         Insured Health Care Revenue - 10.1%
A         Albemarle County, VA, Industrial
            Development Authority, First Mortgage
            Rev., FHA, 8.9s, 2026                          $ 2,150         $  2,439,175
AAA       Augusta County, VA, Industrial
            Development Authority (Augusta Hospital
            Corp.), AMBAC, 5.5s, 2015                        4,680            4,525,420
AAA       Augusta County, VA, Industrial
            Development Authority (Augusta Hospital
            Corp.), AMBAC, 5.125s, 2021                      3,000            2,718,870
A         Front Royal-Warren County, VA,
            Industrial Development Authority, FHA,
            9.45s, 2024                                      1,000            1,098,440
AAA       Hanover County, VA, Industrial
            Development Authority (Bon Secours),
            MBIA, 6s, 2008                                   1,460            1,556,725
AAA       Hanover County, VA, Industrial
            Development Authority (Bon Secours),
            MBIA, 5.5s, 2025                                 5,950            5,515,531
AAA       Hanover County, VA, Industrial
            Development Authority (Memorial
            Regional Hospital), MBIA, 5.5s, 2025             6,000            5,561,880
AAA       Harrisonburg, VA, Industrial Development
            Authority (Rockingham Memorial
            Hospital), MBIA, 5.75s, 2013                     3,000            2,949,510
AAA       Henrico County, VA, Industrial
            Development Authority Rev. (Bon
            Secours), RIBS, FSA, 7.711s, 2027++++            8,700            8,674,422
AAA       Peninsula Ports Authority, VA, Hospital
            Facilities Rev. (Wittaker Memorial
            Hospital), FHA, 8.7s, 2023                       2,100            2,260,167
AAA       Roanoke, VA, Industrial Development
            Authority, Hospital Rev. (Roanoke
            Memorial Hospital), MBIA, 6.125s, 2017           6,000            6,185,820
AAA       Roanoke, VA, Industrial Development
            Authority, Hospital Rev. (Roanoke
            Memorial Hospital), MBIA, 5s, 2024               3,000            2,583,720
                                                                          -------------
                                                                           $ 46,069,680
-----      ----------------------------------------    ----------------   -------------
         Health Care Revenue - 5.7%
NR        Albemarle County, VA, Industrial
            Development Authority (Martha Jefferson
            Hospital), 5.5s, 2015                          $ 2,000         $  1,868,380
NR        Albemarle County, VA, Industrial
            Development Authority (Martha Jefferson
            Hospital), 5.5s, 2020                            1,000              915,060
AA-       Chesapeake, VA, Industrial Development
            Authority (Sentara Life Care Corp.),
            7.875s, 2008                                     1,000            1,104,170
AA-       Chesapeake, VA, Industrial Development
            Authority (Sentara Life Care Corp.),
            8s, 2018                                         4,000            4,394,560
NR        Fairfax, Fauquier & Loudoun Counties,
            VA, Health Center Commission, Nursing
            Home Rev., 9s, 2020                              1,910            2,003,743
A+        Henrico County, VA, Industrial
            Development Authority (St. John's
            Hospital), 8.875s, 2015                            955              990,659
A+        Lynchburg, VA, Industrial Development
            Authority (Central Health, Inc.),
            8.125s, 2016                                     1,400            1,515,542
NR        Martinsville, VA, Industrial Development
            Authority (Beverly Enterprises), 6.75s,
            2004                                             1,230            1,208,045

                                                                              15

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Health Care Revenue - continued
AA-       Norfolk, VA, Industrial Development
            Authority (Sentara Life Corp.), "A",
            7.875s, 2008                                   $ 1,000         $  1,094,820
AA-       Norfolk, VA, Industrial Development
            Authority (Sentara Life Corp.), "A",
            7.9s, 2018                                       2,000            2,146,640
BBB+      Peninsula Ports Authority, VA, Hospital
            Facilities Rev. (Mary Immaculate
            Hospital), 7.375s, 2017                          3,000            3,096,420
A         Suffolk, VA, Industrial Development
            Authority (Louise Obici Memorial
            Hospital), 7.875s, 2005                          2,060            2,200,306
A+        Virginia Beach, VA, Hospital Facilities
            Rev. (Virginia Beach General Hospital),
            8.75s, 2017                                      2,875            3,192,601
                                                                          -------------
                                                                           $ 25,730,946
-----      ----------------------------------------    ----------------   -------------
         Electric and Gas Utility Revenue - 2.5%
A+        Halifax County, VA, Industrial Rev.
            Authority (Old Dominion Electric
            Cooperative Project), 6s, 2022                 $ 5,000         $  4,837,250
A-        Southeastern Public Service Authority,
            VA, Solid Waste System Rev., 6s, 2017            6,750            6,484,658
                                                                          -------------
                                                                           $ 11,321,908
-----      ----------------------------------------    ----------------   -------------
         Water and Sewer Utility Revenue - 9.5%
A+        Chesapeake, VA, Water & Sewer, 5.125s,
            2021                                           $ 1,200         $  1,063,380
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2004                                   5,025            3,152,936
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2005                                   4,815            2,842,150
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2006                                   4,000            2,216,800
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2007                                   6,000            3,134,400
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2008                                   6,135            2,979,770
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2009                                   6,135            2,781,302
AA        Chesterfield County, VA, Water & Sewer
            Rev., 0s, 2010                                   9,005            3,803,172
AA-       Fairfax County, VA, Water Authority
            Rev., 6s, 2022                                  16,000           16,003,840
AA-       Fairfax County, VA, Water Authority
            Rev., 5.75s, 2029                                2,100            2,028,138
AAA       Norfolk, VA, Water Rev., MBIA, 5.9s,
            2025                                             3,215            3,166,261
                                                                          -------------
                                                                           $ 43,172,149
-----      ----------------------------------------    ----------------   -------------
         Turnpike Revenue - 3.2%
AAA       Chesapeake Bay, VA, Bridge & Tunnel
            Authority, FGIC, 0s, 2005                      $ 4,535         $  2,747,303
AAA       Chesapeake Bay, VA, Bridge & Tunnel
            Authority, MBIA, 5.75s, 2025                     4,000            3,878,200
AAA       Richmond, VA, Metropolitan Authority,
            FGIC, 5.75s, 2022                                4,250            4,125,560
AA        State of Virginia, Transportation Board,
            6.5s, 2018                                       3,500            3,631,915
                                                                          -------------
                                                                           $ 14,382,978
-----      ----------------------------------------    ----------------   -------------
         Airport and Port Revenue - 8.0%
AAA       Metropolitan Washington, D.C., Airport
            Rev., MBIA, 6.625s, 2012                       $ 3,000         $  3,127,170
AA-       Metropolitan Washington, D.C., Airport
            Rev., 7.6s, 2014                                 5,030            5,491,452
AAA       Metropolitan Washington, D.C., Airport
            Rev., BIGI, 8.2s, 2018                         $ 3,500         $  3,884,545
AAA       Metropolitan Washington, D.C., Airport
            Rev., MBIA, 5.75s, 2020                         12,500           12,004,125
AAA       Metropolitan Washington, D.C., Airport
            Rev., MBIA, 5.5s, 2024                           2,745            2,518,839
AA-       Peninsula Airport Commission, VA, 7.3s,
            2021                                             2,400            2,639,472
BB+       Puerto Rico Ports Authority Facilities
            (American Airlines), 6.3s, 2023                  2,000            1,992,180
A+        Virginia Port Authority, 8.2s, 2008                4,500            4,991,760
                                                                          -------------
                                                                           $ 36,649,543
-----      ----------------------------------------    ----------------   -------------
         Sales and Excise Tax Revenue - 0.7%
AA        Virginia Transportation Board, Contract
            Rev. (Route 28), 5.25s, 2012                   $ 3,160         $  2,984,967
-----      ----------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) - 4.6%
A-        Halifax, VA, Industrial Development
            Authority (Tandy Corp.), 8.25s, 2008           $ 3,500         $  3,821,895
A+        Henrico County, VA, Industrial
            Development Authority (St. Mary's
            Hospital), 7.5s, 2007                              835              915,603
A-        Isle Wight County, VA, Industrial
            Development Authority (Union Camp
            Corp.), 6.55s, 2024                              8,000            8,125,600
NR        Lynchburg, VA, Industrial Development
            Authority (Kroger Co.), 7.9s, 2011               1,000            1,065,770
NR        Virginia Beach, VA, Development
            Authority (Beverly Enterprises), 10s,
            2010                                             1,400            1,570,632
AA        Virginia State Resources Authority,
            Solid Waste Disposal, 5.5s, 2015                 3,230            3,051,930
BBB       West Point, VA, Industrial Development
            Authority (Chesapeake Corp.), 6.375s,
            2019                                             2,600            2,602,106
                                                                          -------------
                                                                           $ 21,153,536
-----      ----------------------------------------    ----------------   -------------
         Universities - 6.6%
A+        Albemarle County, VA, Industrial
            Development Authority Health Services
            Rev. (University of Virginia Health
            Services Foundations), 6.5s, 2022              $ 1,000         $  1,019,310
A-        Hampton Roads, VA, Medical College
            General Rev., 6.875s, 2016                       2,000            2,108,560
A-        Hampton Roads, VA, Medical College
            General Rev., 6.875s, 2016                       1,500            1,581,420
NR        Loudoun County, VA, Industrial
            Development Authority, University
            Facilities Rev. (George Washington
            University), 6.25s, 2012                         2,710            2,781,056
NR        Rockingham County, VA, Industrial
            Development Authority Rev. (Bridgewater
            College), 6s, 2023                               6,610            6,259,340
AA+       University of Virginia, University Rev.,
            5.375s, 2014                                     5,690            5,489,882
AA+       University of Virginia, University Rev.,
            5.2s, 2015                                       2,000            1,886,540
AA+       University of Virginia, University Rev.,
            5.375s, 2020                                     1,520            1,439,516
AA        Virginia College Building Authority
            (Washington & Lee University), 5.75s,
            2019                                             5,000            5,002,300
BBB-      Virginia College Building Authority,
            Educational Facilities Rev. (Marymount
            University), 7s, 2022                            2,500            2,606,250
                                                                          -------------
                                                                           $ 30,174,174
-----      ----------------------------------------    ----------------   -------------

16


Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Other - 8.0%
NR        Danville, VA, Industrial Development
            Authority, Industrial Development Rev.
            (Piedmont Mall), 8s, 2013                  $    3,180          $  3,165,563
AA        Fairfax County, VA, Economic Development
            Authority Rev., 5.5s, 2014                     10,000             9,688,600
AA        Fairfax County, VA, Economic Development
            Authority Rev., 5.25s, 2018                     5,500             5,094,650
AA        Fairfax County, VA, Economic Development
            Authority Rev., 5.5s, 2018                      9,240             8,854,230
NR        Pittsylvania County, VA, Industrial
            Development Authority Rev., 7.5s, 2014          8,000             8,362,640
AAA       Virginia State Peninsula, Regional Jail
            Authority Facilities, 5.5s, 2018                1,500             1,423,125
                                                                          -------------
                                                                           $ 36,588,808
-----      ----------------------------------------    ----------------   -------------
Total Municipal Bonds (Identified Cost, $419,011,923)                      $441,828,261
-----      ----------------------------------------    ----------------   -------------
Floating Rate Demand Note - 2.0%
-----------------------------------------------------------------------   -------------
          Peninsula Ports Authority, VA (Shell Oil
            Co.), due 12/01/05 at Identified Cost      $    8,900          $  8,900,000
-----      ----------------------------------------    ----------------   -------------
Call Options Purchased - 0.2%
-----------------------------------------------------------------------   -------------
                                                       Principal Amount
                                                           of Contracts
Issuer/Expiration Date/Strike Price                       (000 Omitted)
-----      ----------------------------------------    ----------------   -------------
Georgia Municipal Electric Authority/2003/102          $       20          $    548,400
State of New Jersey, "D"/2003/102                               5               380,750
-----      ----------------------------------------    ----------------   -------------
Total Call Options Purchased (Premiums Paid, $576,800)                     $    929,150
-----      ----------------------------------------    ----------------   -------------
Total Investments (Identified Cost, $428,488,723)                          $451,657,411
Other Assets, Less Liabilities - 0.8%                                      $  3,768,034
-----------------------------------------------------------------------   -------------
Net Assets - 100.0%                                                        $455,425,445
-----      ----------------------------------------    ----------------   -------------
 [S]Indexed security.
++++Inverse floating rate security.

Portfolio of Investments (Unaudited) - September 30, 1995
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Municipal Bonds - 97.3%

S&P Bond                                                Principal Amount
Rating           Issuer                                  (000 Omitted)            Value
---------------------------------------------------    ----------------   -------------
         General Obligation - 7.0%
AAA       Cabell, WV, Board of Education, MBIA,
            6s, 2006                                   $      500          $    534,735
NR        Charleston, WV, Public Improvement,
            7.2s, 2008                                      1,240             1,437,049
NR        Charleston, WV, Public Improvement,
            7.2s, 2009                                      1,140             1,317,281
AAA       Jefferson County, WV, Board of
            Education, FGIC, 6.85s, 2009                    1,680             1,899,273
AAA       Monongalia County, WV, Board of
            Education, MBIA, 7s, 2005                         500               569,120
AAA       Ohio County, WV, Board of Education,
            MBIA, 5.25s, 2018                               1,180             1,111,335
AAA       State of West Virginia, Water
            Development Authority Rev., FSA, 6.2s,
            2024                                            3,000             3,048,960
                                                                          -------------
                                                                           $  9,917,753
-----      ----------------------------------------    ----------------   -------------
         State and Local Appropriation - 7.3%
A         Puerto Rico Public Buildings Authority,
            5.31s, 2016 (Municipal Swap)[S].           $    2,000          $  1,856,240
AAA       West Virginia Building Commission, Lease
            Rev. (West Virginia Regional Jail),
            MBIA, 0s, 2007                                  3,150             1,654,285
AAA       West Virginia Building Commission, Lease
            Rev. (West Virginia Regional Jail),
            MBIA, 0s, 2008                                  3,050             1,497,673
AAA       West Virginia Building Commission, Lease
            Rev. (West Virginia Regional Jail),
            MBIA, 0s, 2009                                  2,500             1,131,825
AAA       West Virginia Building Commission, Lease
            Rev. (West Virginia Regional Jail),
            MBIA, 7s, 2015                                  1,000             1,074,650
A-        West Virginia School Building Authority,
            6.75s, 2015                                     3,000             3,200,100
                                                                          -------------
                                                                           $ 10,414,773
-----      ----------------------------------------    ----------------   -------------
         Refunded and Special Obligation - 12.4%
BBB+      Charleston, WV, Parking Rev., 8.5s, 1996     $    1,000          $  1,048,820
AAA       Kanawha County, WV, Building Commission
            (St. Francis Hospital), 7.5s, 2007                275               320,520
AAA       Puerto Rico Aqueduct & Sewer Authority,
            9s, 1996                                        1,500             1,956,180
AAA       Puerto Rico Electric Power Authority
            Rev., 8s, 1998                                  1,000             1,115,740
AAA       Puerto Rico Highway & Transportation
            Authority, Highway Rev., 6.625s, 2002             400               452,117
AAA       South Charleston, WV, Hospital Rev.
            (Herbert J. Thomas Memorial Hospital),
            BIGI, 8s, 1998                                    500               559,015
AAA       West Virginia Hospital Finance Authority
            (Monongalia General Hospital), 8.6s,
            1997                                            1,000             1,073,390
AAA       West Virginia Parkways, Economic
            Development & Tourism Authority, FGIC,
            0s, 2005                                        2,250             1,348,853
AAA       West Virginia Parkways, Economic
            Development & Tourism Authority, FGIC,
            0s, 2006                                        2,500             1,407,350
AAA       West Virginia Parkways, Economic
            Development & Tourism Authority, FGIC,
            0s, 2007                                        2,000             1,055,160
AAA       West Virginia Parkways, Economic
            Development & Tourism Authority, FGIC,
            0s, 2008                                          610               306,689
AAA       West Virginia Resources Recovery
            Authority, Solid Waste Disposal Rev.,
            BIGI, 8.25s, 1996                                 700               733,285
AAA       West Virginia Water Development
            Authority, 8.125s, 1998                         2,015             2,265,062
BBB+      West Virginia Water Development
            Authority, 8.125s, 1998                         1,750             1,964,480
BBB+      West Virginia Water Development
            Authority, 8.625s, 1998                           750               852,585
BBB+      West Virginia Water Development
            Authority, 7.4s, 2001                             750               869,370
AAA       West Virginia Water Development
            Authority, 7.1s, 2009                             250               293,098
                                                                          -------------
                                                                           $ 17,621,714
-----      ----------------------------------------    ----------------   -------------
         Single Family Housing Revenue - 9.5%
AAA       Berkeley, Brooke & Fayette Counties, WV,
            FGIC, 9.1s, 2011                           $       85          $     87,419
NR        Berkeley County, WV, Residential
            Mortgage Rev., 7.875s, 2012                       315               323,855

                                                                              17

Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Single Family Housing Revenue - continued
NR        Charles Town, WV, Residential Mortgage
            Rev., 6.2s, 2011                               $   960         $    960,240
NR        Mason County, WV, Rev., 0s, 2014                   1,700              415,497
A+        West Virginia Housing Development Fund,
            7.85s, 2014                                        890              920,358
A+        West Virginia Housing Development Fund,
            0s, 2015                                         3,285              418,476
AA+       West Virginia Housing Development Fund,
            7.95s, 2017                                      2,980            3,123,398
A+        West Virginia Housing Development Fund,
            7.2s, 2018                                       5,000            5,211,100
A+        West Virginia Housing Development Fund,
            7.2s, 2020                                       2,000            2,084,440
                                                                          -------------
                                                                           $ 13,544,783
-----      ----------------------------------------    ----------------   -------------
         Multi-Family Housing Revenue - 1.0%
AAA       Huntington, WV, Housing Corp., Multi-
            Family Rev., FNMA, 7.5s, 2024                  $   800         $    844,608
NR        Webster County, WV, Housing Development
            Rev. (Circlebrook), 6.35s, 2008                    555              560,150
                                                                          -------------
                                                                           $  1,404,758
-----      ----------------------------------------    ----------------   -------------
         Insured Health Care Revenue - 7.5%
AAA       Monongalia County, WV, Building
            Commission, Hospital Rev. (Monongalia
            General Hospital), MBIA, 6.625s, 2011          $ 1,000         $  1,064,190
AAA       West Virginia Hospital Finance Authority
            (Cabell Huntington Hospital), AMBAC,
            6.25s, 2019                                      4,000            4,076,360
AAA       West Virginia Hospital Finance Authority
            (West Virginia University Hospital,
            Inc.), MBIA, 5s, 2016                            3,250            2,849,730
AAA       West Virginia Hospital Finance Authority
            (West Virginia University Medical
            Corp.), MBIA, 7.875s, 2007                       1,500            1,623,060
AAA       West Virginia Hospital Finance Authority
            (West Virginia University Medical
            Corp.), MBIA, 7.875s, 2018                       1,000            1,083,820
                                                                          -------------
                                                                           $ 10,697,160
-----      ----------------------------------------    ----------------   -------------
         Health Care Revenue - 11.6%
BBB+      Berkeley County, WV, Building
            Commission, Hospital Rev. (City
            Hospital Project), 6.5s, 2022                  $ 2,500         $  2,490,400
NR        Hampshire County, WV, First Mortgage
            Rev. (Romney Health Care) 9.5s, 2022             1,280            1,306,919
NR        Monongalia County, WV, Health Facilities
            Rev. (Beverly Enterprises, Inc.), 10s,
            2007                                               910            1,011,939
NR        Princeton, WV, Hospital Rev. (Princeton
            Community Hospital), 6s, 2018                    1,500            1,363,500
NR        West Virginia Hospital Finance Authority
            (Charleston Area Medical Center), 6.5s,
            2023                                             2,000            2,052,060
BBB-      West Virginia Hospital Finance Authority
            (General Hospital Project), 7.25s, 2020          5,000            4,980,950
NR        West Virginia Hospital Finance Authority
            (Teays Valley Haven Project), 10s, 2005            205              205,280
NR        West Virginia Hospital Finance Authority
            (Teays Valley Haven Project), 10s, 2015          3,025            3,099,899
                                                                          -------------
                                                                           $ 16,510,947
-----      ----------------------------------------    ----------------   -------------
         Electric and Gas Utility Revenue - 5.1%
AAA       Mason County, WV, Pollution Control Rev.
            (Appalachian Power Co.), MBIA, 6.6s,
            2022                                           $ 7,000         $  7,279,790
-----      ----------------------------------------    ----------------   -------------
         Water and Sewer Utility Revenue - 4.4%
A         Beckley, WV, Industrial Development Rev.
            (Beckley Water Co.), 7s, 2017                  $ 2,000         $  2,123,840
AAA       Charleston,WV, Sewer Rev., MBIA, 6.5s,
            2017                                             2,260            2,378,764
AAA       West Virginia Water Development
            Authority, CGIC, 7.5s, 2009                      1,100            1,190,486
BBB+      West Virginia Water Development
            Authority, 7.625s, 2009                            500              539,395
                                                                          -------------
                                                                           $  6,232,485
-----      ----------------------------------------    ----------------   -------------
         Turnpike Revenue - 2.0%
AAA       West Virginia Parkways, Economic
            Development & Tourism Authority, FGIC,
            0s, 2006                                       $ 1,885         $  1,058,502
AAA       West Virginia Parkways, Economic
            Development & Tourism Authority, RIBS,
            FGIC, 7.408s, 2019++++                           1,800            1,717,993
                                                                          -------------
                                                                           $  2,776,495
-----      ----------------------------------------    ----------------   -------------
         Industrial Revenue (Corporate Guarantee) - 21.5%
A         Braxton County, WV, Solid Waste Disposal
            (Weyerhaeuser), 6.5s, 2025                     $ 2,000         $  2,040,480
BBB+      Harrison County, WV, Commercial
            Development Rev. (K-Mart Corp.), 7.75s,
            2009                                             1,125            1,223,944
NR        Jackson County, WV, Pollution Control
            Rev. (Kaiser Aluminium & Chemical
            Corp.), 6.5s, 2008                               1,365            1,325,073
NR        Kanawha County, WV, Commercial
            Development Rev. (Kroger Co.), 8s, 2011          1,000            1,072,720
A         Kanawha County, WV, Commercial
            Development Rev. (May Dept. Stores
            Co.), 6.5s, 2003                                 3,000            3,243,900
BBB       Kanawha County, WV, Pollution Control
            Rev. (Union Carbide Corp.), 8s, 2020             2,000            2,184,080
BBB+      Marshall County, WV, Pollution Control
            Rev. (Ohio Power Co.), 6.85s, 2022               2,000            2,108,700
AAA       Marshall County, WV, Pollution Control
            Rev. (Ohio Power Co.), MBIA, 6.85s,
            2022                                             3,150            3,350,718
NR        McDowell County, WV, Industrial
            Development Rev. (War Telephone Co.),
            13.5s, 2001                                        500              504,665
NR        Monongalia County, WV, Commercial
            Development Rev. (Kroger Co.), 7.7s,
            2012                                             2,000            2,114,540
NR        Ohio County, WV, Industrial Development
            Rev. (Kroger Co.), 8.125s, 2011                  2,000            2,153,640
NR        Putnam County, WV, Industrial
            Development Rev. (Rite Aid Corp.),
            10.375s, 2002                                      590              604,419
AAA       Putnam County, WV, Pollution Control
            Rev. (Appalachian Power Co.), AMBAC,
            5.45s, 2019                                      2,000            1,861,640
AAA       Putnam County, WV, Pollution Control
            Rev. (Appalachian Power Co.), MBIA,
            6.6s, 2019                                       3,200            3,340,224
A         Raleigh County, WV, Commercial
            Development Rev. (K-Mart Corp.), 6s,
            2006                                               670              640,855
BBB       South Charleston, WV, Pollution Control
            Rev. (Union Carbide Corp.), 7.625s,
            2005                                             2,500            2,839,550
                                                                          -------------
                                                                           $ 30,609,148
-----      ----------------------------------------    ----------------   -------------

18


Portfolio of Investments (Unaudited) - continued
Municipal Bonds - continued

S&P Bond                                               Principal Amount
Rating           Issuer                                 (000 Omitted)          Value
---------------------------------------------------    ----------------   -------------
         Universities - 4.3%
AAA       West Virginia University Rev. (West
            Virginia University Dormitory Project),
            AMBAC, 6s, 2012                                 $5,000         $  5,073,200
AAA       West Virginia University Rev. (West
            Virginia University Dormitory Project),
            MBIA, 6.75s, 2017                                1,000            1,057,840
                                                                          -------------
                                                                           $  6,131,040
-----      ----------------------------------------    ----------------   -------------
         Other - 3.7%
BBB+      Charleston, WV, Parking Rev., 6s, 2013            $1,480         $  1,453,833
A         Puerto Rico Highway & Transportation
            Authority Rev., 6.625s, 2018                     1,600            1,677,264
NR        West Virginia Hospital Finance Authority
            (General Division Medical Building),
            7.25s, 2014                                      2,000            2,182,960
                                                                          -------------
                                                                           $  5,314,057
-----      ----------------------------------------    ----------------   -------------
Total Municipal Bonds (Identified Cost, $130,699,378)                      $138,454,903
 ---------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.5%
-----------------------------------------------------------------------   -------------
                                                       Principal Amount
                     Issuer                             (000 Omitted)           Value
---------------------------------------------------    ----------------   -------------
          Georgia Hospital Financing Authority
            Rev., due 2001                                  $  100         $    100,000
          Harris County, TX, Industrial
            Development Corp., due 2024                        200              200,000
          New York City, Municipal Water Finance
            Authority, due 2023                                100              100,000
          Peninsula Ports Authority, VA (Shell Oil
            Co.), due 2005                                     100              100,000
          Perry County, MS, Pollution Control
            Rev., due 2002                                     100              100,000
          Uinta County, WY, Pollution Control Rev.
            (Chevron), due 2020                                100              100,000
-----      ----------------------------------------    ----------------   -------------
Total Floating Rate Demand Notes, at Identified Cost                       $    700,000
-----------------------------------------------------------------------   -------------
Total Investments (Identified Cost, $131,399,378)                          $139,154,903
Other Assets, Less Liabilities - 2.2%                                         3,062,497
-----------------------------------------------------------------------   -------------
Net Assets - 100.0%                                                        $142,217,400
-----------------------------------------------------------------------   -------------

 [S]Indexed security.
++++Inverse floating rate security.

See notes to financial statements

Financial Statements

Statements of Assets and Liabilities (Unaudited)

                                                               North         South                                    West
                                                Maryland     Carolina      Carolina     Tennessee     Virginia      Virginia
September 30, 1995                                Fund         Fund          Fund          Fund         Fund          Fund
 -------------------------------------------    ---------    ----------    ----------    ---------    ---------   -----------
  Assets:
   Investments -
    Identified cost                          $144,938,960  $427,952,495  $172,832,287 $117,375,646 $428,488,723  $131,399,378
    Unrealized appreciation                     7,952,574    24,155,254     9,547,157    6,530,545   23,168,688     7,755,525
                                                  -------      --------      --------      -------      -------     ---------
      Total, at value                        $152,891,534  $452,107,749  $182,379,444 $123,906,191 $451,657,411  $139,154,903
   Cash                                            97,116        85,214        88,912       85,473       83,454        61,800
   Receivable for Fund shares sold                  5,932       361,135        54,310       37,315       94,546       123,248
   Receivable for investments sold                274,600     8,000,746     1,473,135    1,259,507    5,625,000       471,650
   Interest receivable                          2,494,399     8,803,008     2,973,289    1,952,705    8,276,494     2,963,131
   Other assets                                     2,091         6,074         2,363        1,657        2,396         1,778
                                                  -------      --------      --------      -------      -------     ---------
      Total assets                           $155,765,672  $469,363,926  $186,971,453 $127,242,848 $465,739,301  $142,776,510
                                                  -------      --------      --------      -------      -------     ---------
  Liabilities:
   Distributions payable                     $    302,133  $    797,803  $    351,151 $    282,311 $    990,172  $    283,235
   Payable for Fund shares reacquired             384,050       338,822        37,060      203,144      428,871       128,204
   Payable for investments purchased                   --    10,119,110     1,805,369      979,833    8,489,080            --
   Payable for daily variation margin on
    open futures contracts                        165,000            --        41,250           --           --            --
   Payable to affiliates -
    Management fee                                  4,650        13,721         5,531        3,775       13,653         4,269
    Shareholder servicing agent fee                 1,316         3,855         1,565        1,072        3,818         1,208
    Distribution fee                               92,389       272,462       110,144       73,955      276,665        84,122
   Accrued expenses and other liabilities          64,327       112,484        77,126       71,304      111,597        58,072
                                                  -------      --------      --------      -------      -------     ---------
      Total liabilities                      $  1,013,865  $ 11,658,257  $  2,429,196 $  1,615,394 $ 10,313,856  $    559,110
                                                  -------      --------      --------      -------      -------     ---------
  Net assets                                 $154,751,807  $457,705,669  $184,542,257 $125,627,454 $455,425,445  $142,217,400
                                                  =======      ========      ========      =======      =======     =========
  Net assets consist of:
   Paid-in capital                           $152,394,706  $449,556,809  $178,668,195 $121,069,216 $446,222,985  $137,876,140
   Unrealized appreciation on investments       7,895,530    24,155,254     9,532,896    6,530,545   23,168,688     7,755,525
   Accumulated distributions in excess of
    net realized gain on investments           (4,875,834)  (14,737,532)   (3,217,002)  (1,703,655) (12,323,692)   (2,988,910)
   Accumulated distributions in excess of
    net investment income                        (662,595)   (1,268,862)     (441,832)    (268,652)  (1,642,536)     (425,355)
                                                  -------      --------      --------      -------      -------     ---------
      Total                                  $154,751,807  $457,705,669  $184,542,257 $125,627,454 $455,425,445  $142,217,400
                                                  =======      ========      ========      =======      =======     =========
  Shares of beneficial interest outstanding:
   Class A                                     12,929,908    36,328,015    14,172,572   10,979,971   38,084,784    11,486,728
   Class B                                      1,142,061     2,569,984     1,236,450    1,096,347    2,191,138     1,021,861
   Class C                                             --       728,996            --           --      225,727            --
                                                  -------      --------      --------      -------      -------     ---------
      Total shares of beneficial interest
       outstanding                             14,071,969    39,626,995    15,409,022   12,076,318   40,501,649    12,508,589
                                                  =======      ========      ========      =======      =======     =========
  Net assets:
   Class A                                   $142,199,005  $419,616,704  $169,736,117 $114,227,162 $428,260,125  $130,602,729
   Class B                                     12,552,802    29,673,743    14,806,140   11,400,292   24,630,704    11,614,671
   Class C                                             --     8,415,222            --           --    2,534,616            --
                                                  -------      --------      --------      -------      -------     ---------
      Total net assets                       $154,751,807  $457,705,669  $184,542,257 $125,627,454 $455,425,445  $142,217,400
                                                  =======      ========      ========      =======      =======     =========
  Class A shares:
   Net asset value and redemption price per
    share (net assets / shares of
    beneficial interest outstanding)             $11.00       $11.55        $11.98        $10.40       $11.24        $11.37
                                                  =======      ========      ========      =======      =======     =========
   Offering price per share (100/95.25 of
    net asset value per share)                   $11.55       $12.13        $12.58        $10.92       $11.80        $11.94
                                                  =======      ========      ========      =======      =======     =========
  Class B shares:
   Net asset value and offering price per
    share (net assets / shares of
    beneficial interest outstanding)             $10.99       $11.55        $11.97        $10.40       $11.24        $11.37
                                                  =======      ========      ========      =======      =======     =========
  Class C shares:
   Net asset value, offering price, and
    redemption price per share (net assets
    / shares of beneficial interest
    outstanding)                                  $--         $11.54          $--          $--         $11.23         $--
                                                  =======      ========      ========      =======      =======     =========

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statements of Operations (Unaudited)

                                                            North           South
                                           Maryland        Carolina        Carolina      Tennessee     Virginia     West Virginia
Six Months Ended September 30, 1995          Fund            Fund            Fund          Fund          Fund           Fund
--------------------------------------    -----------    ------------    ------------    ---------    ----------   -------------
  Net investment income:
   Interest income                        $ 4,977,463    $14,532,055     $ 5,875,240    $4,092,132   $14,854,154     $4,633,995
                                            ---------      ----------      ----------      -------      --------     -----------
   Expenses -
    Management fee                        $   429,969    $ 1,275,855     $   510,220    $  349,541   $ 1,261,291     $  388,358
    Trustees' compensation                      8,047          8,047           8,047         8,479         8,047          8,047
    Shareholder servicing agent fees
     (Class A)                                108,178        320,297         128,632        87,199       324,411         97,640
    Shareholder servicing agent fees
     (Class B)                                 13,327         31,346          15,428        11,924        25,988         12,138
    Shareholder servicing agent fees
     (Class C)                                     --          6,291               --           --         1,859             --

    Distribution and service fees
     (Class A)                                252,414        747,361         300,141       203,465       756,958        227,827
    Distribution and service fees
     (Class B)                                 60,577        142,480          70,128        54,200       118,128         55,172
    Distribution and service fees
     (Class C)                                     --         41,939               --           --        12,391             --

    Custodian fee                              22,337        105,366          43,078        20,935       112,043         29,346
    Printing                                   14,069         36,499          15,334        12,128        35,013         12,773
    Postage                                     6,402         16,067           6,391         4,591        22,388          7,906
    Auditing fees                               1,600          2,450           1,600         1,700         1,600          1,600
    Legal fees                                  3,734          4,418           3,095           636         4,934          5,456
    Miscellaneous                              17,885         90,507          46,159        35,608        81,911         43,778
                                            ---------      ----------      ----------      -------      --------     -----------
      Total expenses                      $   938,539    $ 2,828,923     $ 1,148,253    $  790,406   $ 2,766,962     $  890,041
    Fees paid indirectly                       (9,896)       (19,410)         (4,266)       (3,020)      (21,841)        (6,803)
                                            ---------      ----------      ----------      -------      --------     -----------
      Net expenses                        $   928,643    $ 2,809,513     $ 1,143,987    $  787,386   $ 2,745,121     $  883,238
                                            ---------      ----------      ----------      -------      --------     -----------
       Net investment income              $ 4,048,820    $11,722,542     $ 4,731,253    $3,304,746   $12,109,033     $3,750,757
                                            ---------      ----------      ----------      -------      --------     -----------
  Realized and unrealized gain (loss) on investments:
   Realized gain (loss) (identified
    cost) -
    Investment transactions               $   179,875    $ 2,065,468     $   575,710    $  698,302   $ 1,721,060     $   75,638
    Futures contracts                      (2,367,398)    (1,973,633)     (1,258,242)     (596,378)           --             --

                                            ---------      ----------      ----------      -------      --------     -----------
      Net realized gain (loss) on
       investments                        $(2,187,523)   $    91,835     $  (682,532)   $  101,924   $ 1,721,060     $   75,638
                                            ---------      ----------      ----------      -------      --------     -----------
   Change in unrealized appreciation
    (depreciation) -
    Investments                           $ 3,247,138    $ 4,758,841     $ 2,559,838    $1,672,352   $ 4,843,002     $1,905,996
    Futures contracts                        (185,576)       413,824         (87,710)      (34,625)           --             --

                                            ---------      ----------      ----------      -------      --------     -----------
      Net unrealized gain on
       investments                        $ 3,061,562    $ 5,172,665     $ 2,472,128    $1,637,727   $ 4,843,002     $1,905,996
                                            ---------      ----------      ----------      -------      --------     -----------
       Net realized and unrealized
        gain on investments               $   874,039    $ 5,264,500     $ 1,789,596    $1,739,651   $ 6,564,062     $1,981,634
                                            ---------      ----------      ----------      -------      --------     -----------
        Increase in net assets from
         operations                       $ 4,922,859    $16,987,042     $ 6,520,849    $5,044,397   $18,673,095     $5,732,391
                                            =========      ==========      ==========      =======      ========     ===========

See notes to financial statements

Statements of Changes in Net Assets (Unaudited)

                                                                  North         South                                    West
                                                   Maryland     Carolina      Carolina     Tennessee     Virginia      Virginia
Six Months Ended September 30, 1995                  Fund         Fund          Fund          Fund         Fund          Fund
----------------------------------------------     ---------    ----------    ----------    ---------    ----------   -----------
  Increase (decrease) in net assets:
  From operations -
   Net investment income                       $  4,048,820  $ 11,722,542  $  4,731,253 $  3,304,746  $ 12,109,033   $  3,750,757
   Net realized gain (loss) on investments       (2,187,523)       91,835      (682,532)     101,924     1,721,060         75,638
   Net unrealized gain on investments             3,061,562     5,172,665     2,472,128    1,637,727     4,843,002      1,905,996
                                                     -------      --------      --------      -------      --------     ---------
    Increase in net assets from operations     $  4,922,859  $ 16,987,042  $  6,520,849 $  5,044,397  $ 18,673,095   $  5,732,391
                                                     -------      --------      --------      -------      --------     ---------
  Distributions declared to shareholders -
   From net investment income (Class A)        $ (3,775,668) $(10,912,242) $ (4,421,022) $ (3,058,851) $(11,508,080) $ (3,494,970)
   From net investment income (Class B)            (273,152)     (623,352)     (310,231)     (245,895)     (543,165)     (255,787)
   From net investment income (Class C)                  --      (186,948)           --           --        (57,788)           --
   In excess of net investment income (Class A)     (11,502)       (6,562)       (3,965)      (37,348)     (115,387)       (3,688)
   In excess of net investment income (Class B)        (832)         (375)         (278)       (3,002)       (5,446)         (270)
   In excess of net investment income (Class C)          --          (112)           --           --           (579)            --
                                                        -------      --------      --------      -------      --------     ---------
     Total distributions declared to
      shareholders                             $ (4,061,154) $(11,729,591) $ (4,735,496) $ (3,345,096) $(12,230,445) $ (3,754,715)
                                                     -------      --------      --------      -------      --------     ---------
   Fund share (principal) transactions -
   Net proceeds from sale of shares            $  5,805,796  $ 17,170,238  $  9,095,899  $  5,017,884  $ 18,707,025   $  6,310,512
   Net asset value of shares issued to
    shareholders in reinvestment of
    distributions                                 2,226,645     6,841,527     2,613,387     1,604,024     6,157,572      2,052,125
   Cost of shares reacquired                    (10,671,166)  (35,104,309)  (12,961,023)  (10,272,330)  (30,876,167)    (5,785,000)
                                                     -------      --------      --------      -------      --------     ---------
    Increase (decrease) in net assets from
     Fund share transactions                   $ (2,638,725) $(11,092,544) $ (1,251,737) $ (3,650,422) $ (6,011,570) $  2,577,637
                                                     -------      --------      --------      -------      --------     ---------
     Total increase (decrease) in net assets   $ (1,777,020) $ (5,835,093) $    533,616 $ (1,951,121) $    431,080   $  4,555,313
  Net assets:
   At beginning of period                       156,528,827   463,540,762   184,008,641  127,578,575   454,994,365    137,662,087
                                                     -------      --------      --------      -------      --------     ---------
   At end of period                            $154,751,807  $457,705,669  $184,542,257 $125,627,454  $455,425,445   $142,217,400
                                                     =======      ========      ========      =======      ========     =========
  Distributions in excess of net investment
   income included in net assets at end of
   period                                      $   (662,595) $ (1,268,862) $   (441,832) $   (268,652) $ (1,642,536) $   (425,355)
                                                     =======      ========      ========      =======      ========     =========

See notes to financial statements

Statements of Changes in Net Assets

                                                             North         South                                     West
                                             Maryland      Carolina      Carolina     Tennessee     Virginia       Virginia
Year Ended March 31, 1995                      Fund          Fund          Fund          Fund         Fund           Fund
 ----------------------------------------    ----------    ----------    ----------    ---------    ----------   -----------
  Increase (decrease) in net assets:
  From operations -
   Net investment income                   $  8,772,044  $ 25,142,344  $  9,684,650 $  6,896,351  $ 25,267,942  $  7,516,720
   Net realized loss on investments          (1,923,431)  (13,223,193)   (2,073,916)  (1,682,291)  (13,703,623)   (2,860,553)
   Net unrealized gain on investments         2,635,697    13,773,515     4,304,353    1,666,615    12,561,701     3,004,520
                                               --------      --------      --------      -------      --------     ---------
    Increase in net assets from
     operations                            $  9,484,310  $ 25,692,666  $ 11,915,087 $  6,880,675  $ 24,126,020  $  7,660,687
                                               --------      --------      --------      -------      --------     ---------
  Distributions declared to shareholders -
   From net investment income (Class A)    $ (8,333,922) $(23,735,358) $ (9,149,011) $ (6,505,625) $(24,093,973) $ (7,131,736)
   From net investment income (Class B)        (438,122)     (973,317)     (535,639)     (369,736)     (877,432)     (360,160)
   From net investment income (Class C)              --      (383,161)           --           --       (296,537)          --
   From net realized gain on investments
    (Class A)                                        --    (2,495,977)     (887,817)      (16,392)   (1,715,754)          --
   From net realized gain on investments
    (Class B)                                        --      (103,677)      (54,897)         (887)      (62,515)          --
   From net realized gain on investments
    (Class C)                                        --       (43,596)           --           --         (5,815)          --
   In excess of net investment income
    (Class A)                                   (34,518)           --        (4,241)          --        (70,576)          --
   In excess of net investment income
    (Class B)                                    (1,815)           --          (248)          --         (2,570)          --
   In excess of net investment income
    (Class C)                                        --            --            --           --           (869)          --
   In excess of net realized gain on
    investments (Class A)                      (551,221)   (1,516,684)     (433,734)     (116,960)     (328,083)     (170,490)
   In excess of net realized gain on
    investments (Class B)                       (35,494)      (62,999)      (26,820)       (6,328)      (11,934)       (8,251)
   In excess of net realized gain on
    investments (Class C)                            --       (26,491)           --           --         (1,112)          --
                                               --------      --------      --------      -------      --------     ---------
    Total distributions declared to
     shareholders                          $ (9,395,092) $(29,341,260) $(11,092,407) $ (7,015,928) $(27,467,170) $ (7,670,637)
                                               --------      --------      --------      -------      --------     ---------
  Fund share (principal) transactions -
   Net proceeds from sale of shares        $ 14,962,711  $ 54,114,282  $ 21,068,556 $ 18,228,934  $ 52,465,877  $ 14,859,231
   Net asset value of shares issued to
    shareholders in reinvestment of
    distributions                             5,220,027    17,432,937     6,185,730    3,344,948    13,994,379     4,136,605
   Cost of shares reacquired                (31,511,548)  (87,206,798)  (27,469,733) (16,270,748)  (66,801,938)  (17,506,211)
                                               --------      --------      --------      -------      --------     ---------
    Increase (decrease) in net assets
     from Fund share transactions          $(11,328,810) $(15,659,579) $   (215,447) $  5,303,134 $   (341,682) $  1,489,625
                                               --------      --------      --------      -------      --------     ---------
     Total increase (decrease) in net
      assets                               $(11,239,592) $(19,308,173) $    607,233 $  5,167,881  $ (3,682,832) $  1,479,675
  Net assets:
   At beginning of period                   167,768,419   482,848,935   183,401,408  122,410,694   458,677,197   136,182,412
                                               --------      --------      --------      -------      --------     ---------
   At end of period                        $156,528,827  $463,540,762  $184,008,641 $127,578,575  $454,994,365  $137,662,087
                                               ========      ========      ========      =======      ========     =========
  Distributions in excess of net
    investment income included in net
    assets at end of period                $   (650,261) $ (1,261,813) $   (437,589) $   (228,302) $ (1,521,124) $   (421,397)
                                               ========      ========      ========      =======      ========     =========

See notes to financial statements

Financial Highlights

                                                  Maryland Fund
----------------------------------------     ------------------------   ----------
                                             Six Months       Year
                                                Ended         Ended     Two Months
                                              September       March       Ended
                                                 30,           31,      March 31,
----------------------------------------     ------------    --------   ----------
                                                1995          1995         1994
----------------------------------------     ------------    --------   ----------
                                             (Unaudited)
----------------------------------------     ------------    --------   ----------
                                              Class A
----------------------------------------     ------------    --------   ----------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period       $  10.94      $  10.89     $  11.81
  Income from investment operations# -
   Net investment income                      $   0.29      $   0.59     $   0.10
   Net realized and unrealized gain
   (loss) on investments                          0.06          0.09        (0.92)
                                               ----------      ------     --------
    Total from investment operations          $   0.35      $   0.68     $  (0.82)
                                               ----------      ------     --------
  Less distributions declared to shareholders -
   From net investment income###              $   (0.29)    $  (0.59)    $  (0.06)
   From net realized gain on
   investments                                        --          --            --
   In excess of net investment income                 --          --        (0.04)
   In excess of net realized gain on
   investments                                        --       (0.04)           --
                                               ----------      ------     --------
    Total distributions declared to
    shareholders                              $   (0.29)    $  (0.63)    $  (0.10)
                                               ----------      ------     --------
  Net asset value - end of period             $  11.00      $  10.94     $  10.89
                                               ==========      ======     ========
  Total return++                                  3.24%+++      6.51%       (6.96)%+++
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                     1.15%+        1.21%        1.23%+
   Net investment income                          5.25%+        5.46%        4.97%+
  Portfolio turnover                                 8%           31%           1%
  Net assets at end of period (000
  omitted)                                    $142,199      $145,361     $161,290

----------------------------------------     ----------    -------    -------    -------    ------   --------
                                            Year Ended
                                              January
                                                31,
----------------------------------------     ----------    -------    -------    -------    ------   --------
                                               1994         1993       1992       1991      1990       1989
----------------------------------------     ----------    -------    -------    -------    ------   --------

----------------------------------------     ----------    -------    -------    -------    ------   --------

----------------------------------------     ----------    -------    -------    -------    ------   --------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period      $  11.40    $  11.20   $  10.97   $  10.79   $ 10.76    $ 10.62
  Income from investment operations# -
   Net investment income                     $   0.62    $   0.67   $   0.70   $   0.70   $  0.69    $  0.69
   Net realized and unrealized gain
   (loss) on investments                         0.53        0.24       0.31       0.19      0.04       0.14
                                               --------      -----      -----      -----      ----     ------
    Total from investment operations         $   1.15    $   0.91   $   1.01   $   0.89   $  0.73    $  0.83
                                               --------      -----      -----      -----      ----     ------
  Less distributions declared to shareholders -
   From net investment income###             $  (0.61)   $  (0.69)  $  (0.76)  $  (0.70)  $ (0.69)   $ (0.69)
   From net realized gain on
   investments                                  (0.07)      (0.02)     (0.02)     (0.01)    (0.01)         --
   In excess of net investment income           (0.04)         --         --         --        --          --
   In excess of net realized gain on
   investments                                  (0.02)         --         --         --        --          --
                                               --------      -----      -----      -----      ----     ------
    Total distributions declared to
    shareholders                             $  (0.74)   $  (0.71)  $  (0.78)  $  (0.71)  $ (0.70)   $ (0.69)
                                               --------      -----      -----      -----      ----     ------
  Net asset value - end of period            $  11.81    $  11.40   $  11.20   $  10.97   $ 10.79    $ 10.76
                                               ========      =====      =====      =====      ====     ======
  Total return++                                10.27%       8.34%      9.55%      8.51%     6.90%      8.15%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                    1.25%       1.14%      1.16%      1.17%     1.18%      1.14%
   Net investment income                         5.42%       6.13%      6.32%      6.45%     6.33%      6.52%
  Portfolio turnover                               25%          5%         9%        41%       58%        34%
  Net assets at end of period (000
  omitted)                                   $173,419    $145,794   $119,120   $101,742   $93,175    $84,380

  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995 and the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.001 and $0.003, respectively.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                           Maryland Fund
---------------------------------------------------     --------------------   --------
                                                       Year Ended
                                                         January
                                                           31,
---------------------------------------------------     ----------    ------   --------
                                                          1988        1987       1986
---------------------------------------------------     ----------    ------   --------

---------------------------------------------------     ----------    ------   --------
                                                        Class A
---------------------------------------------------     ----------    ------   --------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                  $ 11.20    $ 10.44    $  9.89
  Income from investment operations# -
   Net investment income                                 $  0.68    $  0.71    $  0.81
   Net realized and unrealized gain (loss) on
  investments                                              (0.57)      0.78       0.62
                                                          --------      ----     ------
    Total from investment operations                     $  0.11    $  1.49    $  1.43
                                                          --------      ----     ------
  Less distributions declared to shareholders -
   From net investment income###                         $ (0.67)   $ (0.73)   $ (0.82)
   From net realized gain on investments                   (0.01)        --      (0.06)
   In excess of net investment income                          --        --          --
   In excess of net realized gain on investments               --        --          --
   From paid-in capital####                                (0.01)        --          --
                                                          --------      ----     ------
    Total distributions declared to shareholders         $ (0.69)   $ (0.73)   $ (0.88)
                                                          --------      ----     ------
  Net asset value - end of period                        $ 10.62    $ 11.20    $ 10.44
                                                          ========      ====     ======
  Total return++                                            1.25%     14.86%     15.47%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                               1.10%      1.10%      0.98%
   Net investment income                                    6.47%      6.60%      8.22%
  Portfolio turnover
                                                              13%        11%        26%
  Net assets at end of period (000 omitted)              $79,906    $81,712    $33,818


---------------------------------------------------     ------------    --------    --------   ------------
                                                                                      Two
                                                        Six Months       Year       Months
                                                           Ended         Ended       Ended
                                                         September       March       March      Year Ended
                                                            30,           31,         31,      January 31,
---------------------------------------------------     ------------    --------    --------   ------------
                                                           1995          1995        1994        1994**
---------------------------------------------------     ------------    --------    --------   ------------
                                                        (Unaudited)
---------------------------------------------------     ------------    --------    --------   ------------
                                                         Class B
---------------------------------------------------     ------------    --------    --------   ------------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                   $ 10.93       $ 10.88     $11.80        $11.88
  Income from investment operations# -
   Net investment income                                  $  0.25       $  0.51     $ 0.08        $ 0.22
   Net realized and unrealized gain (loss) on
  investments                                                0.06          0.09      (0.91)        (0.01)
                                                          ----------      ------      ------     ----------
    Total from investment operations                      $  0.31       $  0.60     $(0.83)       $ 0.21
                                                          ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###                          $  (0.25)     $ (0.51)    $(0.08)       $(0.21)
   From net realized gain on investments                         --          --          --        (0.05)
   In excess of net investment income                            --          --      (0.01)        (0.01)
   In excess of net realized gain on investments                 --       (0.04)         --        (0.02)
   From paid-in capital####                                      --          --          --              --
                                                          ----------      ------      ------     ----------
    Total distributions declared to shareholders          $  (0.25)     $ (0.55)    $(0.09)       $(0.29)
                                                          ----------      ------      ------     ----------
  Net asset value - end of period                         $ 10.99       $ 10.93     $10.88        $11.80
                                                          ==========      ======      ======     ==========
  Total return++                                             2.86%+++      5.75%     (7.08)%+++     4.45%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                1.87%+        1.93%      1.95%+        1.81%+
   Net investment income                                     4.52%+        4.73%      4.19%+        4.23%+
  Portfolio turnover                                            8%           31%         1%           25%
  Net assets at end of period (000 omitted)               $12,553       $11,168     $6,478        $5,345

   + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the six months ended September 30, 1995 and the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.001 and $0.003, respectively.
#### For the year ended January 31, 1986, the per share distribution from paid-in capital was $0.0005.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

See notes to financial statements

Financial Highlights

                                                          North Carolina Fund
---------------------------------------------------     ------------------------   ----------
                                                        Six Months       Year
                                                           Ended         Ended     Two Months
                                                         September       March       Ended
                                                            30,           31,      March 31,
---------------------------------------------------     ------------    --------   ----------
                                                           1995          1995         1994
---------------------------------------------------     ------------    --------   ----------
                                                        (Unaudited)
---------------------------------------------------     ------------    --------   ----------
                                                         Class A
---------------------------------------------------     ------------    --------   ----------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                  $  11.42      $  11.48     $  12.37
                                                          ----------      ------     --------
  Income from investment operations# -
   Net investment income                                 $   0.30      $   0.61     $   0.10
   Net realized and unrealized gain (loss) on
  investments                                                0.13          0.03        (0.89)
                                                          ----------      ------     --------
    Total from investment operations                     $   0.43      $   0.64     $  (0.79)
                                                          ----------      ------     --------
  Less distributions declared to shareholders -
   From net investment income####                        $   (0.30)    $  (0.60)    $  (0.07)
   From net realized gain on investments                         --       (0.06)           --
   In excess of net investment income                            --          --        (0.03)
   In excess of net realized gain on investments                 --       (0.04)           --
   From paid-in capital###                                       --          --            --
                                                          ----------      ------     --------
    Total distributions declared to shareholders         $   (0.30)    $  (0.70)    $  (0.10)
                                                          ----------      ------     --------
  Net asset value - end of period                        $  11.55      $  11.42     $  11.48
                                                          ==========      ======     ========
  Total return++                                             3.77%+++      5.86%    (6.39)%+++
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                1.17%+        1.16%        1.16%+
   Net investment income                                     5.12%+        5.38%        4.96%+
  Portfolio turnover                                           12%           58%           2%
  Net assets at end of period (000 omitted)              $419,617      $429,131     $460,321

---------------------------------------------------     ----------    -------    -------    -------    -------   --------
                                                       Year Ended
                                                         January
                                                           31,
---------------------------------------------------     ----------    -------    -------    -------    -------   --------
                                                          1994         1993       1992       1991       1990       1989
---------------------------------------------------     ----------    -------    -------    -------    -------   --------

---------------------------------------------------     ----------    -------    -------    -------    -------   --------

---------------------------------------------------     ----------    -------    -------    -------    -------   --------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                 $  11.80    $  11.45   $  11.30   $  11.18   $  11.15    $  11.13
                                                          --------      -----      -----      -----      -----     ------
  Income from investment operations# -
   Net investment income                                $   0.64    $   0.65   $   0.70   $   0.72   $   0.73    $   0.74
   Net realized and unrealized gain (loss) on
  investments                                               0.58        0.37       0.26       0.17       0.03        0.02
                                                          --------      -----      -----      -----      -----     ------
    Total from investment operations                    $   1.22    $   1.02   $   0.96   $   0.89   $   0.76    $   0.76
                                                          --------      -----      -----      -----      -----     ------
  Less distributions declared to shareholders -
   From net investment income####                       $  (0.61)   $  (0.67)  $  (0.76)  $  (0.72)  $  (0.73)   $  (0.74)
   From net realized gain on investments                   (0.01)         --      (0.01)     (0.05)        --          --
   In excess of net investment income                      (0.03)         --         --         --         --          --
   In excess of net realized gain on investments               --         --         --         --         --          --
   From paid-in capital###                                     --         --      (0.04)        --         --          --
                                                          --------      -----      -----      -----      -----     ------
    Total distributions declared to shareholders        $  (0.65)   $  (0.67)  $  (0.81)  $  (0.77)  $  (0.73)   $  (0.74)
                                                          --------      -----      -----      -----      -----     ------
  Net asset value - end of period                       $  12.37    $  11.80   $  11.45   $  11.30   $  11.18    $  11.15
                                                          ========      =====      =====      =====      =====     ======
  Total return++                                           10.59%       9.23%      8.82%      8.34%      6.97%       7.12%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                               1.19%       1.07%      1.09%      1.09%      1.12%       1.11%
   Net investment income                                    5.21%       5.80%      6.17%      6.47%      6.48%       6.70%
  Portfolio turnover                                          12%          2%        39%        44%        61%         25%
  Net assets at end of period (000 omitted)             $495,158    $398,352   $312,466   $226,806   $175,101    $129,287

   + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the year ended January 31, 1991, the per share distribution from paid-in capital was $0.0005.
#### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.002.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                        North Carolina Fund
---------------------------------------------------     ---------------------   --------
                                                       Year Ended
                                                         January
                                                           31,
---------------------------------------------------     ----------    -------   --------
                                                          1988         1987       1986
---------------------------------------------------     ----------    -------   --------

---------------------------------------------------     ----------    -------   --------
                                                        Class A
---------------------------------------------------     ----------    -------   --------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                 $  11.82    $  11.09    $ 10.01
                                                          --------      -----     ------
  Income from investment operations# -
   Net investment income                                $   0.73    $   0.75    $  0.82
   Net realized and unrealized gain (loss) on
  investments                                              (0.69)       0.90       1.12
                                                          --------      -----     ------
    Total from investment operations                    $   0.04    $   1.65    $  1.94
                                                          --------      -----     ------
  Less distributions declared to shareholders -
   From net investment income###                        $  (0.73)   $  (0.76)   $ (0.82)
   From net realized gain on investments                       --      (0.16)     (0.04)
   In excess of net investment income                          --         --          --
   In excess of net realized gain on investments               --         --          --
                                                          --------      -----     ------
    Total distributions declared to shareholders        $  (0.73)   $  (0.92)   $ (0.86)
                                                          --------      -----     ------
  Net asset value - end of period                       $  11.13    $  11.82    $ 11.09
                                                          ========      =====     ======
  Total return++                                            0.65%      15.76%     20.63%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                               1.08%       1.07%      0.90%
   Net investment income                                    6.71%       6.63%      8.02%
  Portfolio turnover                                          10%         10%        78%
  Net assets at end of period (000 omitted)             $110,462    $105,668    $53,561


---------------------------------------------------     ------------    --------    --------   ------------
                                                                                      Two
                                                        Six Months       Year       Months
                                                           Ended         Ended       Ended
                                                         September       March       March      Year Ended
                                                            30,           31,         31,      January 31,
---------------------------------------------------     ------------    --------    --------   ------------
                                                           1995          1995        1994        1994**
---------------------------------------------------     ------------    --------    --------   ------------
                                                        (Unaudited)
---------------------------------------------------     ------------    --------    --------   ------------
                                                         Class B
---------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                   $ 11.42       $ 11.47     $ 12.36      $ 12.36
                                                          ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                                  $  0.25       $  0.52     $  0.08      $  0.22
   Net realized and unrealized gain (loss) on
    investments                                              0.13          0.05       (0.89)        0.01
                                                          ----------      ------      ------     ----------
    Total from investment operations                      $  0.38       $  0.57     $ (0.81)     $  0.23
                                                          ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###                         $  (0.25)      $ (0.52)    $ (0.08)     $ (0.21)
   From net realized gain on investments                         --       (0.06)         --        (0.01)
   In excess of net investment income                            --          --          --        (0.01)
   In excess of net realized gain on investments                 --       (0.04)         --              --
                                                          ----------      ------      ------     ----------
    Total distributions declared to shareholders         $  (0.25)      $ (0.62)    $ (0.08)     $ (0.23)
                                                          ----------      ------      ------     ----------
  Net asset value - end of period                         $ 11.55       $ 11.42     $ 11.47      $ 12.36
                                                          ==========      ======      ======     ==========
  Total return++                                             3.39%+++      5.20%    (6.51)%+++      4.58%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                1.89%+        1.88%       1.88%+       1.84%+
   Net investment income                                     4.39%+        4.64%       4.18%+       4.03%+
  Portfolio turnover                                           12%           58%          2%          12%
  Net assets at end of period (000 omitted)               $29,674       $26,260     $15,866      $13,379

 ** For the period from the commencement of offering of Class B shares,
    September 7, 1993 to January 31, 1994.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995 and the two months ended
    March 31, 1994, the per share distribution in excess of net investment income was $0.0002 and $0.004, respectively.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                            North Carolina Fund
-----------------------------------------------------     ------------------------    --------   ------------
                                                                                        Two
                                                          Six Months       Year       Months
                                                             Ended         Ended       Ended
                                                           September       March       March      Year Ended
                                                              30,           31,         31,      January 31,
-----------------------------------------------------     ------------    --------    --------   ------------
                                                             1995          1995        1994        1994***
-----------------------------------------------------     ------------    --------    --------   ------------
                                                          (Unaudited)
-----------------------------------------------------     ------------    --------    --------   ------------
                                                           Class C
-----------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                     $11.41        $11.47      $12.36        $12.24
                                                            ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                                    $ 0.26        $ 0.53      $ 0.10        $ 0.02
   Net realized and unrealized gain (loss) on
  investments                                                 0.13          0.04       (0.90)         0.12
                                                            ----------      ------      ------     ----------
    Total from investment operations                        $ 0.39        $ 0.57      $(0.80)       $ 0.14
                                                            ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###                            $(0.26)       $(0.53)     $(0.09)       $(0.02)
   From net realized gain on investments                           --      (0.06)          --              --
   In excess of net realized gain on investments                   --      (0.04)          --              --
                                                            ----------      ------      ------     ----------
    Total distributions declared to shareholders            $ (0.26)      $(0.63)     $(0.09)       $(0.02)
                                                            ----------      ------      ------     ----------
  Net asset value - end of period                           $11.54        $11.41      $11.47        $12.36
                                                            ==========      ======      ======     ==========
  Total return                                                3.43%+++      5.18%      (6.50)%+++    16.50%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                 1.82%+        1.81%       1.82%+        1.44%+
   Net investment income                                      4.47%+        4.71%       4.25%+        2.33%+
  Portfolio turnover                                            12%           58%          2%           12%
  Net assets at end of period (000 omitted)                 $8,415        $8,149      $6,661        $4,584

*** For the period from the commencement of offering of Class C shares,
    January 3, 1994 to January 31, 1994.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995, the two months ended March
    31, 1994 and the year ended January 31, 1994, the per share distribution in excess of net investment income was $0.0002, $0.002 and $0.003, respectively.

See notes to financial statements

Financial Highlights

                                                          South Carolina Fund
---------------------------------------------------     ------------------------    --------   ------------
                                                                                      Two
                                                        Six Months       Year       Months
                                                           Ended         Ended       Ended
                                                         September       March       March      Year Ended
                                                            30,           31,         31,      January 31,
---------------------------------------------------     ------------    --------    --------   ------------
                                                           1995          1995        1994          1994
---------------------------------------------------     ------------    --------    --------   ------------
                                                        (Unaudited)
---------------------------------------------------     ------------    --------    --------   ------------
                                                         Class A
---------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                  $  11.86      $  11.79    $  12.74      $  12.02
                                                          ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                                 $   0.31      $   0.63    $   0.08      $   0.63
   Net realized and unrealized gain  (loss) on
    investments                                              0.12          0.15       (0.92)         0.74
                                                          ----------      ------      ------     ----------
    Total from investment operations                     $   0.43      $   0.78    $  (0.84)     $   1.37
                                                          ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###                         $  (0.31)     $  (0.62)   $  (0.08)     $  (0.61)
   From net realized gain on investments                       --         (0.06)         --         (0.01)
   In excess of net investment income                          --            --       (0.03)        (0.03)
   In excess of net realized gain on investments               --         (0.03)         --            --
                                                          ----------      ------      ------     ----------
    Total distributions declared to shareholders         $   (0.31)    $  (0.71)   $  (0.11)     $  (0.65)
                                                          ----------      ------      ------     ----------
  Net asset value - end of period                        $  11.98      $  11.86    $  11.79      $  12.74
                                                          ==========      ======      ======     ==========
  Total return++                                             3.66%+++      6.93%   (6.65)%+++       11.69%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                1.19%+        1.19%       1.23%+        1.22%
   Net investment income                                     5.17%+        5.37%       5.09%+        5.06%
  Portfolio turnover                                           10%           30%          4%           10%
  Net assets at end of period (000 omitted)              $169,736      $171,045    $173,316      $187,307

---------------------------------------------------     -------    -------    ------    ------   --------

                                                                     Year Ended January 31,
---------------------------------------------------     -------    -------    ------    ------   --------
                                                         1993       1992      1991      1990       1989
---------------------------------------------------     -------    -------    ------    ------   --------
Per share data (for a share outstanding throughout each period):
 Net asset value - beginning of period                $  11.74   $  11.45   $ 11.30   $ 11.24   $  11.14
                                                        -------    -------    ------    ------   --------
  Income from investment operations# -
   Net investment income                              $   0.67   $   0.70   $  0.71   $  0.72    $  0.76
   Net realized and unrealized gain (loss) on
  investments                                             0.34       0.40      0.21      0.06       0.11
                                                          -----      -----      ----      ----     ------
    Total from investment operations                  $   1.01   $   1.10   $  0.92   $  0.78    $  0.87
                                                          -----      -----      ----      ----     ------
  Less distributions declared to shareholders -
   From net investment income###                      $  (0.69)  $  (0.76)  $ (0.71)  $ (0.72)   $ (0.77)
   From net realized gain on investments                 (0.04)     (0.05)    (0.06)       --         --
   In excess of net investment income                       --         --        --        --         --
   In excess of net realized gain on investments            --         --        --        --         --
                                                          -----      -----      ----      ----     ------
    Total distributions declared to shareholders      $  (0.73)  $  (0.81)  $ (0.77)  $ (0.72)   $ (0.77)
                                                          -----      -----      ----      ----     ------
  Net asset value - end of period                     $  12.02   $  11.74   $ 11.45   $ 11.30    $ 11.24
                                                          -----      -----      ----      ----     ------
  Total return++                                          8.89%      9.95%     8.46%     7.13%      8.18%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                             1.12%      1.15%     1.18%     1.21%      0.97%
   Net investment income                                  5.74%      6.07%     6.30%     6.35%      6.90%
  Portfolio turnover                                        11%        22%       47%       54%        27%
  Net assets at end of period (000 omitted)           $144,539   $101,434   $75,922   $57,675    $45,391

  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0003.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                        South Carolina Fund
---------------------------------------------------     --------------------   --------
                                                       Year Ended
                                                         January
                                                           31,
---------------------------------------------------     ----------    ------   --------
                                                          1988        1987       1986
---------------------------------------------------     ----------    ------   --------

---------------------------------------------------     ----------    ------   --------
                                                        Class A
---------------------------------------------------     ----------    ------   --------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                  $ 11.54    $ 10.89    $  9.95
                                                          --------      ----     ------
  Income from investment operations# -
   Net investment income                                 $  0.77    $  0.77    $  0.84
   Net realized and unrealized gain (loss) on
    investments                                            (0.36)      0.69       0.95
                                                          --------      ----     ------
    Total from investment operations                     $  0.41    $  1.46    $  1.79
                                                          --------      ----     ------
  Less distributions declared to shareholders -
   From net investment income###                         $ (0.77)   $ (0.78)   $ (0.84)
   From net realized gain on investments                       --     (0.03)     (0.01)
   In excess of net investment income                          --        --          --
   In excess of net realized gain on investments               --        --          --
   From paid-in capital####                                (0.04)        --          --
                                                          --------      ----     ------
    Total distributions declared to shareholders         $ (0.81)   $ (0.81)   $ (0.85)
                                                          --------      ----     ------
  Net asset value - end of period                        $ 11.14    $ 11.54    $ 10.89
                                                          ========      ====     ======
  Total return++                                            3.92%     14.05%     19.13%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                               0.81%      0.99%      1.01%
   Net investment income                                    7.07%      7.00%      8.26%
  Portfolio turnover                                          12%        13%        28%
  Net assets at end of period (000 omitted)              $34,025    $27,978    $10,936


---------------------------------------------------     ------------    --------    --------   ------------
                                                                                      Two
                                                        Six Months       Year       Months
                                                           Ended         Ended       Ended
                                                         September       March       March      Year Ended
                                                            30,           31,         31,      January 31,
---------------------------------------------------     ------------    --------    --------   ------------
                                                           1995          1995        1994        1994**
---------------------------------------------------     ------------    --------    --------   ------------
                                                        (Unaudited)
---------------------------------------------------     ------------    --------    --------   ------------
                                                         Class B
---------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                   $ 11.86       $ 11.78     $ 12.73       $12.67
                                                          ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                                  $  0.27       $  0.54     $  0.08       $ 0.21
   Net realized and unrealized gain (loss) on
  investments                                                0.11          0.17       (0.94)        0.06
                                                          ----------      ------      ------     ----------
    Total from investment operations                      $  0.38       $  0.71     $ (0.86)      $ 0.27
                                                          ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###                          $ (0.27)      $ (0.54)    $ (0.08)      $(0.20)
   From net realized gain on investments                         --       (0.06)         --              --
   In excess of net investment income                            --          --       (0.01)       (0.01)
   In excess of net realized gain on investments                 --       (0.03)         --              --
   From paid-in capital####                                      --          --          --              --
                                                          ----------      ------      ------     ----------
    Total distributions declared to shareholders          $ (0.27)      $ (0.63)    $ (0.09)      $(0.21)
                                                          ----------      ------      ------     ----------
  Net asset value - end of period                         $ 11.97       $ 11.86     $ 11.78       $12.73
                                                          ==========      ======      ======     ==========
  Total return++                                             3.20%+++      6.26%      (6.77)%+++      5.47%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                1.91%+        1.90%       1.96%+       1.90%+
   Net investment income                                     4.44%+        4.63%       4.29%+       3.86%+
  Portfolio turnover                                           10%           30%          4%          10%
  Net assets at end of period (000 omitted)               $14,806       $12,964     $10,085       $8,217

  ** For the period from the commencement of offering of Class B shares,
     September 7, 1993 to January 31, 1994.
   + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the six months ended September 30, 1995 and the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.0002 and $0.00436, respectively.
#### For the year ended January 31, 1986, the per share distribution from paid-in capital was $0.00042.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                     Tennessee Fund
----------------------------------------    --------------------------------   --------------    ----------------
                                              Six Months                         Two Months
                                                Ended           Year Ended          Ended           Year Ended
                                            September 30,       March 31,         March 31,         January 31,
----------------------------------------    --------------   --------------    --------------    ----------------
                                                 1995              1995             1994               1994
----------------------------------------    --------------   --------------    --------------    ----------------
                                             (Unaudited)
----------------------------------------    --------------   --------------    --------------    ----------------
                                               Class A
----------------------------------------    --------------   --------------    --------------    ----------------
  Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period        $  10.27          $  10.26         $  10.94           $  10.37
                                               ------------     ------------      ------------     --------------
  Income from investment operations# -
   Net investment income [S]                   $   0.27          $   0.56         $   0.09           $   0.57
   Net realized and unrealized gain
    (loss) on investments                          0.13              0.02            (0.68)              0.57
                                               ------------     ------------      ------------     --------------
    Total from investment operations           $   0.40          $   0.58         $  (0.59)          $   1.14
                                               ------------     ------------      ------------     --------------
  Less distributions declared to shareholders -
   From net investment income#####             $   (0.27)        $   (0.56)       $   (0.07)         $   (0.54)
   From net realized gain on
    investments###                                    --                --               --                 --
   In excess of net investment income                 --                --            (0.02)             (0.03)
   In excess of net realized gain on
    investments                                       --             (0.01)              --                 --
   From paid-in capital####                           --                --               --                 --
                                               ------------     ------------      ------------     --------------
    Total distributions declared to
     shareholders                              $   (0.27)        $  (0.57)        $  (0.09)          $  (0.57)
                                               ------------     ------------      ------------     --------------
  Net asset value - end of period              $  10.40          $  10.27         $  10.26           $  10.94
                                               ============     ============      ============     ==============
  Total return++                                   4.01%+++          5.86%        (5.39)%+++            11.20%
  Ratios (to average net assets)/Supplemental data (section):
   Expenses##                                      1.19%+            1.22%            1.21%+             1.29%
   Net investment income                           5.28%+            5.52%            5.31%+             5.25%
  Portfolio turnover                                 12%               27%               4%                12%
  Net assets at end of period (000
   omitted)                                    $114,227          $117,572         $117,117           $123,050

                                                                               Year Ended January 31,
----------------------------------------    ------------   ------------    ------------   ------------    ------------
                                                1993           1992            1991           1990           1989*
----------------------------------------    ------------   ------------    ------------   ------------    ------------

----------------------------------------    ------------   ------------    ------------   ------------    ------------

----------------------------------------    ------------   ------------    ------------   ------------    ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period       $ 10.10         $ 9.90         $ 9.80          $ 9.68          $ 9.53
                                              ----------     ----------      ----------     ----------      ----------
  Income from investment operations# -
   Net investment income (section)            $  0.57         $  0.61        $  0.62         $  0.67         $  0.22
   Net realized and unrealized gain
    (loss) on investments                        0.31            0.30           0.13            0.11            0.10
                                              ----------     ----------      ----------     ----------      ----------
    Total from investment operations          $  0.88         $  0.91        $  0.75         $  0.78         $  0.32
                                              ----------     ----------      ----------     ----------      ----------
  Less distributions declared to shareholders -
   From net investment income#####            $ (0.57)        $ (0.66)      $ (0.63)        $ (0.66)        $ (0.17)
   From net realized gain on
    investments###                              (0.01)          (0.05)         (0.02)            --              --
   In excess of net investment income           (0.03)             --             --             --              --
   In excess of net realized gain on
    investments                                    --              --             --             --              --
   From paid-in capital####                        --              --             --             --              --
                                              ----------     ----------      ----------     ----------      ----------
    Total distributions declared to
     shareholders                             $ (0.61)        $ (0.71)       $ (0.65)        $ (0.66)        $ (0.17)
                                              ----------     ----------      ----------     ----------      ----------
  Net asset value - end of period             $ 10.37         $ 10.10        $  9.90         $  9.80         $  9.68
                                              ==========     ==========      ==========     ==========      ==========
  Total return++                                 9.03%           9.50%          7.96%           8.30%           3.43%+++
  Ratios (to average net assets)/Supplemental data (section):
   Expenses##                                    1.14%           1.15%          1.03%           0.53%           0.40%+
   Net investment income                         5.89%           6.11%          6.37%           6.70%           5.98%+
  Portfolio turnover                                9%             42%            58%             78%              5%
  Net assets at end of period (000
   omitted)                                   $99,443         $87,898        $72,108         $56,048         $15,832

      * For the period from the commencement of investment operations, August 12, 1988 to January 31, 1989.
      + Annualized.
     ++ Not annualized.
      # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
     ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
    ### For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0014.
   #### For the year ended January 31, 1991, the per share distribution from paid-in capital was $0.0013.
  ##### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.003.
     ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
    [S] The investment adviser did not impose all or a portion of its advisory, distribution or expense reimbursement fees for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

         Net investment income               --       --       --       --       --      --      $0.61    $0.60    $0.20
         Ratios (to average net assets):
           Expenses                          --       --       --       --       --      --       1.17%    1.24%    0.95%+
           Net investment income             --       --       --       --       --      --       6.23%    5.99%    5.43%+

See notes to financial statements

Financial Highlights

                                                              Tennessee Fund
-----------------------------------------------------     ------------------------    --------   ------------
                                                                                        Two
                                                          Six Months       Year       Months
                                                             Ended         Ended       Ended
                                                           September       March       March      Year Ended
                                                              30,           31,         31,      January 31,
-----------------------------------------------------     ------------    --------    --------   ------------
                                                             1995          1995        1994        1994**
-----------------------------------------------------     ------------    --------    --------   ------------
                                                          (Unaudited)
-----------------------------------------------------     ------------    --------    --------   ------------
                                                           Class B
-----------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                     $ 10.26       $ 10.26     $10.95        $10.87
                                                            ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                                    $  0.24       $  0.48     $ 0.08        $ 0.19
   Net realized and unrealized gain (loss) on
  investments                                                  0.14          0.01      (0.69)         0.08
                                                            ----------      ------      ------     ----------
    Total from investment operations                        $  0.38       $  0.49     $(0.61)       $  0.27
                                                            ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income####                           $ (0.24)      $ (0.48)    $(0.08)       $(0.19)
   From net realized gain on investments###                      --            --         --            --
   In excess of net realized gain on investments                 --         (0.01)        --            --
                                                            ----------      ------      ------     ----------
    Total distributions declared to shareholders            $ (0.24)      $ (0.49)    $(0.08)       $(0.19)
                                                            ----------      ------      ------     ----------
  Net asset value - end of period                           $ 10.40       $ 10.26     $10.26        $10.95
                                                            ==========      ======      ======     ==========
  Total return                                                 3.73%+++      5.00%     (5.59)%+++     2.48%+++
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                  1.90%+        1.94%      1.93%+        1.93%+
   Net investment income                                       4.53%+        4.80%      4.49%+        4.20%+
  Portfolio turnover                                             12%           27%         4%           12%
  Net assets at end of period (000 omitted)                 $11,400       $10,006     $5,294        $3,818

  ** For the period from the commencement of offering of Class B shares,
     September 7, 1993 to January 31, 1994.
   + Annualized.
  +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0014.
#### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.003.

See notes to financial statements

Financial Highlights

                                                  Virginia Fund
----------------------------------------     ------------------------   ----------
                                             Six Months       Year
                                                Ended         Ended     Two Months
                                              September       March       Ended
                                                 30,           31,      March 31,
----------------------------------------     ------------    --------   ----------
                                                1995          1995         1994
----------------------------------------     ------------    --------   ----------
                                             (Unaudited)
----------------------------------------     ------------    --------   ----------
                                              Class A
----------------------------------------     ------------    --------   ----------
  Per share data (for a share outstanding throughout
  each period):
  Net asset value - beginning of period        $11.09        $11.15       $12.07
                                               ----------      ------     --------
  Income from investment operations# -
   Net investment income                       $ 0.30        $ 0.56       $ 0.10
   Net realized and unrealized gain
   (loss) on investments                         0.15          0.04        (0.92)
                                               ----------      ------     --------
    Total from investment operations           $ 0.45        $ 0.60       $(0.82)
                                               ----------      ------     --------
  Less distributions declared to shareholders -
   From net investment income###               $ (0.30)      $(0.61)      $(0.06)
   From net realized gain on
   investments####                                    --      (0.04)            --
   In excess of net investment income                 --          --       (0.04)
   In excess of net realized gain on
   investments                                        --      (0.01)            --
                                               ----------      ------     --------
    Total distributions declared to
    shareholders                               $ (0.30)      $(0.66)      $(0.10)
                                               ----------      ------     --------
  Net asset value - end of period              $ 11.24       $11.09       $11.15
                                               ==========      ======     ========
  Total return++                                 4.12%+++      5.67%      (6.80)%+++
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                    1.17%+        1.16%        1.17%+
   Net investment income                         5.34%+        4.91%        5.33%+
  Portfolio turnover                               17%           27%           5%
  Net assets at end of period (000
  omitted)                                   $428,260      $430,688     $443,580

----------------------------------------     ----------    -------    -------    -------    -------   --------
                                                                  Year Ended January 31,
----------------------------------------     ----------    -------    -------    -------    -------   --------
                                               1994         1993       1992       1991       1990       1989
----------------------------------------     ----------    -------    -------    -------    -------   --------

----------------------------------------     ----------    -------    -------    -------    -------   --------

----------------------------------------     ----------    -------    -------    -------    -------   --------
Per share data (for a share outstanding throughout
  each period):
  Net asset value - beginning of period      $  11.72    $  11.44   $  11.16   $  10.97   $  10.91    $  10.75
                                               --------      -----      -----      -----      -----     ------
  Income from investment operations# -
   Net investment income                     $   0.65    $   0.68   $   0.71   $   0.73   $   0.73    $   0.74
   Net realized and unrealized gain
   (loss) on investments                         0.56        0.30       0.34       0.19       0.06        0.16
                                               --------      -----      -----      -----      -----     ------
    Total from investment operations         $   1.21    $   0.98   $   1.05   $   0.92   $   0.79    $   0.90
                                               --------      -----      -----      -----      -----     ------
  Less distributions declared to shareholders -
   From net investment income###             $  (0.62)   $  (0.70)  $  (0.77)  $  (0.73)  $  (0.73)   $  (0.74)
   From net realized gain on
   investments####                              (0.20)         --         --         --         --          --
   In excess of net investment income           (0.04)         --         --         --         --          --
   In excess of net realized gain on
   investments                                      --         --         --         --         --          --
                                               --------      -----      -----      -----      -----     ------
    Total distributions declared to
    shareholders                             $  (0.86)   $  (0.70)  $  (0.77)  $  (0.73)  $  (0.73)   $  (0.74)
                                               --------      -----      -----      -----      -----     ------
  Net asset value - end of period            $  12.07    $  11.72   $  11.44   $  11.16   $  10.97    $  10.91
                                               ========      =====      =====      =====      =====     ======
  Total return++                                10.67%       8.88%      9.76%      8.74%      7.46%       8.76%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                    1.18%       1.08%      1.08%      1.11%      1.12%       1.09%
   Net investment income                         5.37%       6.02%      6.32%      6.64%      6.67%       6.91%
  Portfolio turnover                               22%         20%        13%        38%        41%         38%
  Net assets at end of period (000
   omitted)                                  $479,333    $399,696   $328,664   $275,202   $240,553    $207,680

   + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the six months ended September 30, 1995 and the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.003.
#### For the year ended January 31, 1993, the per share distribution from net realized gain on investments was $0.00348.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                Virginia Fund
----------------------------------------     ---------------------   --------
                                            Year Ended
                                              January
                                                31,
----------------------------------------     ----------    -------   --------
                                               1988         1987       1986
----------------------------------------     ----------    -------   --------

----------------------------------------     ----------    -------   --------
                                             Class A
----------------------------------------     ----------    -------   --------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period      $  11.38    $  10.78    $ 10.01
                                               --------      -----     ------
  Income from investment operations# -
   Net investment income                     $   0.72    $   0.74    $  0.81
   Net realized and unrealized gain
   (loss) on investments                        (0.57)       0.61       0.77
                                               --------      -----     ------
    Total from investment operations         $   0.15    $   1.35    $  1.58
                                               --------      -----     ------
  Less distributions declared to shareholders -
   From net investment income###             $  (0.71)   $  (0.75)   $ (0.80)
   From net realized gain on
    investments                                 (0.05)         --      (0.01)
   In excess of net investment income              --          --         --
   In excess of net realized gain on
   investments                                     --          --         --
   From paid-in capital####                     (0.02)         --         --
                                               --------      -----     ------
    Total distributions declared to
    shareholders                             $  (0.78)   $  (0.75)   $ (0.81)
                                               --------      -----     ------
  Net asset value - end of period            $  10.75    $  11.38    $ 10.78
                                               ========      =====     ======
  Total return++                                 1.61%      13.12%     16.82%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                    1.04%       1.02%      0.83%
   Net investment income                         6.75%       6.73%      8.89%
  Portfolio turnover                               11%         20%        23%
  Net assets at end of period (000
   omitted)                                  $192,104    $181,937    $85,706


----------------------------------------     ------------    --------    --------   ------------
                                                                           Two
                                             Six Months       Year       Months
                                                Ended         Ended       Ended
                                              September       March       March      Year Ended
                                                 30,           31,         31,      January 31,
----------------------------------------     ------------    --------    --------   ------------
                                                1995          1995        1994        1994**
----------------------------------------     ------------    --------    --------   ------------
                                             (Unaudited)
----------------------------------------     ------------    --------    --------   ------------
                                              Class B
----------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period        $ 11.08       $ 11.14     $ 12.06      $ 12.14
                                               ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                       $  0.26       $  0.53     $  0.09      $  0.22
   Net realized and unrealized gain
   (loss) on investments                          0.16         (0.01)      (0.92)        0.01
                                               ----------      ------      ------     ----------
    Total from investment operations           $  0.42       $  0.52     $ (0.83)     $  0.23
                                               ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###               $  (0.26)     $ (0.53)    $ (0.09)     $ (0.21)
   From net realized gain on
   investments                                        --       (0.04)         --        (0.09)
   In excess of net investment income                 --          --          --        (0.01)
   In excess of net realized gain on
    investments                                       --       (0.01)         --              --
   From paid-in capital####                           --          --          --              --
                                               ----------      ------      ------     ----------
    Total distributions declared to
    shareholders                               $  (0.26)     $ (0.58)    $ (0.09)     $ (0.31)
                                               ----------      ------      ------     ----------
  Net asset value - end of period              $ 11.24       $ 11.08     $ 11.14      $ 12.06
                                               ==========      ======      ======     ==========
  Total return++                                  3.84%+++      4.91%      (6.92)%+++    4.93%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                     1.89%+        1.88%       1.88%+       1.82%+
   Net investment income                          4.60%+        4.84%       4.52%+       4.25%+
  Portfolio turnover                                17%           27%          5%          22%
  Net assets at end of period (000
  omitted)                                     $24,631       $22,007     $13,337      $10,877

   * For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
   + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the year ended March 31, 1995 and the two months ended March 31, 1994, the per share distribution in excess of net investment income was $0.002. For the six months ended September 30, 1995 the per share distribution in excess of net investment income was $0.003.
#### For the years ended January 31, 1987 and 1986, the per share distributions from paid-in capital were $0.0005 and $0.0015, respectively.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                               Virginia Fund
-----------------------------------------------------     ------------------------    --------   ------------
                                                                                        Two
                                                          Six Months       Year       Months
                                                             Ended         Ended       Ended
                                                           September       March       March      Year Ended
                                                              30,           31,         31,      January 31,
-----------------------------------------------------     ------------    --------    --------   ------------
                                                             1995          1995        1994        1994**
-----------------------------------------------------     ------------    --------    --------   ------------
                                                          (Unaudited)
-----------------------------------------------------     ------------    --------    --------   ------------
                                                           Class C
-----------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                     $11.07        $11.14      $12.06        $11.94
                                                            ----------      ------      ------     ----------
  Income from investment operations# -
   Net investment income                                    $ 0.26        $ 0.56      $ 0.08        $ 0.02
   Net realized and unrealized gain (loss) on
  investments                                                 0.17         (0.04)      (0.91)         0.12
                                                            ----------      ------      ------     ----------
    Total from investment operations                        $ 0.43        $ 0.52      $(0.83)       $ 0.14
                                                            ----------      ------      ------     ----------
  Less distributions declared to shareholders -
   From net investment income###                            $ (0.27)      $(0.54)     $(0.09)       $(0.02)
   From net realized gain on investments                         --        (0.04)         --            --
   In excess of net realized gain on investments                 --        (0.01)         --            --
                                                            ----------      ------      ------     ----------
    Total distributions declared to shareholders            $ (0.27)      $(0.59)     $(0.09)       $(0.02)
                                                            ----------      ------      ------     ----------
  Net asset value - end of period                           $11.23        $11.07      $11.14        $12.06
                                                            ==========      ======      ======     ==========
  Total return                                                3.88%+++      4.85%      (6.91)%+++    17.05%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                                 1.82%+        1.80%       1.82%+        1.18%+
   Net investment income                                      4.66%+        4.90%       4.48%+        1.79%+
  Portfolio turnover                                            17%           27%          5%           22%
  Net assets at end of period (000 omitted)                 $2,535        $2,300      $1,760        $  833

 ** For the period from the commencement of offering of Class C shares,
    January 3, 1994 to January 31, 1994.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the years ended March 31, 1995 and January 31, 1994, the per share distribution in excess of net investment income was $0.002. For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.003.

See notes to financial statements

Financial Highlights

                                               West Virginia Fund
----------------------------------------     ------------------------   ----------
                                             Six Months       Year
                                                Ended         Ended     Two Months
                                              September       March       Ended
                                                 30,           31,      March 31,
----------------------------------------     ------------    --------   ----------
                                                1995          1995         1994
----------------------------------------     ------------    --------   ----------
                                             (Unaudited)
----------------------------------------     ------------    --------   ----------
                                              Class A
----------------------------------------     ------------    --------   ----------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period       $  11.21      $  11.19     $  12.06
                                               ----------      ------     --------
  Income from investment operations# -
   Net investment income                      $   0.31      $   0.62     $   0.01
   Net realized and unrealized gain
   (loss) on investments                          0.16          0.03        (0.78)
                                               ----------      ------     --------
    Total from investment operations          $   0.47      $   0.65     $  (0.77)
                                               ----------      ------     --------
  Less distributions declared to shareholders -
   From net investment income###              $   (0.31)    $  (0.62)    $  (0.06)
   From net realized gain on
    investments                                      --           --           --
   In excess of net investment income                --           --        (0.04)
   In excess of net realized gain on
   investments                                       --        (0.01)          --
                                               ----------      ------     --------
    Total distributions declared to
    shareholders                              $   (0.31)    $  (0.63)    $  (0.10)
                                               ----------      ------     --------
  Net asset value - end of period             $  11.37      $  11.21     $  11.19
                                               ==========      ======     ========
  Total return++                                  4.20%+++      6.07%    (6.37)%+++
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                     1.21%+        1.19%        1.30%+
   Net investment income                          5.38%+        5.62%        5.36%+
  Portfolio turnover                                 5%           23%           2%
  Net assets at end of period (000
  omitted)                                    $130,603      $127,616     $130,726

----------------------------------------     ----------    -------    ------    ------    ------   --------
                                            Year Ended
                                              January
                                                31,
----------------------------------------     ----------    -------    ------    ------    ------   --------
                                               1994         1993      1992      1991      1990       1989
----------------------------------------     ----------    -------    ------    ------    ------   --------

----------------------------------------     ----------    -------    ------    ------    ------   --------

----------------------------------------     ----------    -------    ------    ------    ------   --------
  Per share data (for a share outstanding throughout
  each period):
  Net asset value - beginning of period      $  11.50    $  11.20   $ 10.93   $ 10.72   $ 10.68    $ 10.51
                                               --------      -----      ----      ----      ----     ------
  Income from investment operations# -
   Net investment income                     $   0.64    $   0.66   $  0.70   $  0.71   $  0.71    $  0.77
   Net realized and unrealized gain
   (loss) on investments                         0.69        0.34      0.34      0.21      0.04       0.18
                                               --------      -----      ----      ----      ----     ------
    Total from investment operations         $   1.33    $   1.00   $  1.04   $  0.92   $  0.75    $  0.95
                                               --------      -----      ----      ----      ----     ------
  Less distributions declared to shareholders -
   From net investment income###             $  (0.61)   $  (0.69)  $ (0.76)  $ (0.71)  $ (0.71)   $ (0.78)
   From net realized gain on
   investments                                  (0.12)      (0.01)    (0.01)       --        --          --
   In excess of net investment income           (0.04)         --        --        --        --          --
   In excess of net realized gain on
   investments                                      --         --        --        --        --          --
                                               --------      -----      ----      ----      ----     ------
    Total distributions declared to
    shareholders                             $  (0.77)   $  (0.70)  $ (0.77)  $ (0.71)  $ (0.71)   $ (0.78)
                                               --------      -----      ----      ----      ----     ------
  Net asset value - end of period            $  12.06    $  11.50   $ 11.20   $ 10.93   $ 10.72    $ 10.68
                                               ========      =====      ====      ====      ====     ======
  Total return++                                11.80%       9.12%     9.84%     8.91%     7.26%      9.43%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                    1.24%       1.15%     1.17%     1.21%     1.22%      0.86%
   Net investment income                         5.30%       5.97%     6.33%     6.59%     6.63%      7.01%
  Portfolio turnover                               26%         19%       14%       37%       34%         9%
  Net assets at end of period (000
   omitted)                                  $141,190    $115,289   $80,440   $61,984   $52,398    $43,026

  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0003.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Financial Highlights

                                                        West Virginia Fund
-------------------------------------------------    ------------------------    --------
                                                       Year Ended
                                                       January 31,
-------------------------------------------------    --------------     ------   --------
                                                          1988          1987       1986
-------------------------------------------------    --------------     ------   --------

-------------------------------------------------    --------------     ------   --------
                                                        Class A
-------------------------------------------------    --------------     ------   --------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                  $ 11.30      $ 10.77    $  9.83
                                                        ------------     ----     ------
  Income from investment operations# -
   Net investment income                                 $  0.77      $  0.81    $  0.84
   Net realized and unrealized gain (loss) on
  investments                                              (0.72)        0.56       0.96
                                                        ------------     ----     ------
    Total from investment operations                     $  0.05      $  1.37    $  1.80
                                                        ------------     ----     ------
  Less distributions declared to shareholders -
   From net investment income                            $ (0.76)     $ (0.81)   $ (0.85)
   From net realized gain on investments                   (0.02)       (0.03)     (0.01)
   In excess of net investment  income###                        --        --          --
   In excess of net realized gain on investments                 --        --          --
   From paid-in capital####                                (0.06)          --          --
                                                        ------------     ----     ------
    Total distributions declared to
     shareholders                                        $ (0.84)     $ (0.84)   $ (0.86)
                                                        ------------     ----     ------
  Net asset value - end of period                        $ 10.51      $ 11.30    $ 10.77
                                                        ============     ====     ======
  Total return++                                            0.76%       13.42%     19.42%
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                               0.79%        0.87%      1.00%
   Net investment income                                    7.32%        7.42%      8.40%
  Portfolio turnover                                          11%           9%        24%
  Net assets at end of period (000 omitted)              $36,276      $34,436    $17,733


-----------------------------------------------     ----------------    ----------------    ----------------   ------------------

                                                      Six Months                              Two Months
                                                        Ended             Year Ended            Ended              Year Ended
                                                    September 30,         March 31,           March 31,           January 31,
-----------------------------------------------     ----------------    ----------------    ----------------   ------------------

                                                         1995                1995                1994               1994**
-----------------------------------------------     ----------------    ----------------    ----------------   ------------------

                                                     (Unaudited)
-----------------------------------------------     ----------------    ----------------    ----------------   ------------------

                                                       Class B
-----------------------------------------------     ----------------    ----------------    ----------------   ------------------

Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period                $ 11.21             $ 11.19              $12.06               $12.13
                                                     --------------      --------------      --------------     ----------------
  Income from investment operations# -
   Net investment income                               $  0.26             $  0.53              $ 0.01               $ 0.22
   Net realized and unrealized gain (loss) on
    investments                                           0.16                0.04               (0.87)                0.05
                                                     --------------      --------------      --------------     ----------------
    Total from investment operations                   $  0.42             $  0.57              $(0.86)              $ 0.27
                                                     --------------      --------------      --------------     ----------------
  Less distributions declared to shareholders -
   From net investment income                          $ (0.26)            $ (0.54)             $(0.01)              $(0.21)
   From net realized gain on investments                    --                  --                  --                (0.12)
   In excess of net investment income###                    --                  --                  --                (0.01)
   In excess of net realized gain on investments            --               (0.01)                 --                   --
      From paid-in capital####                              --                  --                  --                   --
                                                        --------------      --------------      --------------     ----------------
    Total distributions declared to
     shareholders                                      $  (0.26)           $ (0.55)             $(0.01)              $(0.34)
                                                     --------------      --------------      --------------     ----------------
  Net asset value - end of period                      $ 11.37             $ 11.21              $11.19               $12.06
                                                     ==============      ==============      ==============     ================
  Total return++                                          3.83%+++            5.30%             (6.48)%+++             5.59%+
  Ratios (to average net assets)/Supplemental data:
   Expenses##                                             1.93%+              1.91%               2.02%+               1.89%+
   Net investment income                                  4.65%+              4.87%               4.56%+               4.14%+
  Portfolio turnover                                         5%                 23%                  2%                  26%
  Net assets at end of period (000 omitted)            $11,615             $10,046              $5,456               $4,530

  ** For the period from the commencement of offering of Class B shares,
     September 7, 1993 to January 31, 1994.
  + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the six months ended September 30, 1995 and the year ended March 31, 1995, the distribution in excess of net investment income was $0.0003 and $0.0051, respectively.
#### For the years ended January 31, 1987 and 1986, the per share distributions from paid-in capital were $0.0018 and $0.0005, respectively.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of nineteen Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund* (Maryland Fund), MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund* (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund* (South Carolina Fund), MFS Tennessee Municipal Bond Fund* (Tennessee Fund), MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund* (Virginia Fund), MFS Washington Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund* (West Virginia Fund). Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - Each Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex- dividend date.

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At March 31, 1995, the following Funds, for federal income tax purposes, had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                                                                                                  West
                                                               Tennessee      Virginia        Virginia
Expiration Date                                                     Fund          Fund            Fund
================    ==========    ==========    ==========    ==========    ==========   ============
March 31, 2003                                                $381,262     $6,639,082      $295,369

Multiple Classes of Shares of Beneficial Interest - Each Fund offers both Class A and Class B shares. The North Carolina and Virginia Funds also offer Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.55% of each Fund's average daily net assets.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the period ended September 30, 1995 is a net periodic pension expense for each Fund, as follows:

                                        North         South                                       West
                       Maryland      Carolina      Carolina    Tennessee      Virginia        Virginia
                           Fund          Fund          Fund         Fund          Fund            Fund
================     ==========    ==========    ==========    ==========    ==========   ============
March 31, 2003        $2,106        $2,106        $2,106        $1,688        $2,106           $2,106

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $18,385, $48,602, $28,817, $16,742, $40,994 and $27,908 as its portion of the sales charge on sales of Class A shares of the Maryland, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively for the period ended September 30, 1995.

The Trustees have adopted separate distribution plans for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer. For the period ended September 30, 1995 such fees amounted to $9,666, $13,641, $5,675, $4,302, $13,187 and $5,052 for the Maryland,
North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds. Fees incurred under the distribution plan during the period ended September 30, 1995 were 0.35% of each Fund's average daily net assets attributable to Class A shares on an annualized basis.

The Class B and Class C distribution plans provide that the Funds will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $187, $136, $1,146, $261, $553 and $68 for the Maryland, North Carolina, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively, for Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $414, and $1,048 for the North Carolina and Virginia Funds, respectively for Class C shares. Fees incurred under the distribution plans during the period ended September 30, 1995 were 1.00% of each of the Fund's average daily net assets attributable to Class B and Class C shares on an annualized basis.

A contingent deferred sales charge is imposed on shareholder redemption of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within 12 months following the share purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 1995 on Class A and Class B shares were as follows:

                                        North         South                                       West
                       Maryland      Carolina      Carolina    Tennessee      Virginia        Virginia
CDSC imposed               Fund          Fund          Fund         Fund          Fund            Fund
================     ==========    ==========    ==========    ==========    ==========   ============
Class A               $    --       $ 2,118       $   302       $     4       $    --       $     4
                       --------      --------      --------      --------      --------     ----------
Class B               $22,798       $44,577       $23,329       $19,180       $26,385       $15,790
                       ========      ========      ========      ========      ========     ==========

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, were as follows (000 omitted):

                         North     South                             West
            Maryland  Carolina  Carolina  Tennessee  Virginia    Virginia
                Fund      Fund      Fund       Fund      Fund        Fund
==========     ======    ======    ======    =======    ======   ========
Purchases    $12,447   $55,288   $18,536    $15,060   $76,456    $10,320
Sales         19,345    70,825    19,480     18,366    81,288      6,786

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                                                      North      South                               West
                                        Maryland   Carolina   Carolina  Tennessee   Virginia     Virginia
                                            Fund       Fund       Fund       Fund       Fund         Fund
=====================================     =======    =======    =======    =======    =======   =========
Aggregate cost                          $144,939   $427,952   $172,832   $117,376   $428,489    $131,399
                                           =====      =====      =====      =====      =====     =======
Gross unrealized appreciation           $  9,153   $ 25,920   $ 10,161   $  7,186   $ 25,243    $  8,329
Gross unrealized depreciation             (1,200)    (1,765)      (614)      (655)    (2,074)       (573)
                                             -----      -----      -----      -----      -----     -------
 Net unrealized appreciation            $  7,953   $ 24,155   $  9,547   $  6,531   $ 23,169    $  7,756
                                           =====      =====      =====      =====      =====     =======

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares                                 Maryland Fund    North Carolina Fund    South Carolina Fund         Tennessee Fund
                                           ------------------    -------------------    -------------------   -------------------
Period Ended September 30, 1995
 (000 Omitted)                             Shares      Amount    Shares       Amount    Shares       Amount    Shares      Amount
=======================================    ======    ========    ======    =========    ======    =========    ======   =========
Shares sold                                   286    $  3,129       972    $ 11,231        536    $  6,384        295    $  3,053
Shares issued to shareholders in
 reinvestment of distributions                190       2,078       551       6,345        204       2,435        142       1,469
Shares reacquired                            (836)     (9,156)   (2,770)    (31,950)      (988)    (11,781)      (910)     (9,422)
                                           ------    --------    ------    ---------    ------    ---------    ------   ---------
 Net decrease                                (360)   $ (3,949)   (1,247)   $(14,374)      (248)   $ (2,962)      (473)   $ (4,900)
                                           ======    ========    ======    =========    ======    =========    ======   =========

Year Ended March 31, 1995 (000 Omitted)
=================================================================================================================================
Shares sold                                   793    $  8,524     3,008    $ 33,720      1,422   $  16,607      1,284    $ 13,091
Shares issued to shareholders in
 reinvestment of distributions                461       4,949     1,457      16,419        502       5,842        311       3,153
Shares reacquired                          (2,777)    (29,402)   (7,002)    (77,840)    (2,209)    (25,465)    (1,555)    (15,606)
                                           ------    --------    ------    ---------    ------    ---------    ------   ---------
 Net increase (decrease)                   (1,523)   $(15,929)   (2,537)   $(27,701)      (285)   $ (3,016)        40    $    638
                                           ======    ========    ======    =========    ======    =========    ======   =========

                                                Virginia Fund     West Virginia Fund
                                           ------------------    -------------------   ------------------------------------------
Period Ended September 30, 1995 (000
 Omitted)                                  Shares      Amount    Shares       Amount
=======================================    ======    ========    ======    =========
Shares sold                                 1,301    $ 14,639       403    $  4,565
Shares issued to shareholders in
 reinvestment of distributions                524       5,872       167       1,888
Shares reacquired                          (2,584)    (29,019)     (467)     (5,297)
                                           ======    ========    ======    =========
 Net increase (decrease)                     (759)   $ (8,508)      103    $  1,156
                                           ======    ========    ======    =========

40

Notes to Financial Statements (Unaudited) - continued

Class A Shares - continued                      Virginia Fund     West Virginia Fund
                                           ------------------    -------------------
Year Ended March 31, 1995 (000 Omitted)    Shares      Amount    Shares       Amount
---------------------------------------    ------    --------    ------    ---------
Shares sold                                 2,822    $ 30,863       908    $ 10,025
Shares issued to shareholders in
 reinvestment of distributions              1,219      13,336       355       3,917
Shares reacquired                          (4,988)    (54,182)   (1,557)    (16,951)
                                           ------    --------    ------    ---------
 Net decrease                                (947)   $ (9,983)     (294)   $ (3,009)
                                           ======    ========    ======    =========

Class B Shares                                  Maryland Fund    North Carolina Fund    South Carolina Fund      Tennessee Fund
                                           ------------------    -------------------    -------------------   -------------------
Period Ended September 30, 1995 (000
 Omitted)                                  Shares     Amount    Shares       Amount    Shares       Amount    Shares       Amount
---------------------------------------    ------    --------    ------    ---------    ------    ---------    ------   ---------
Shares sold                                   246      $2,677       413       $4,758       227       $2,712       190      $1,965
Shares issued to shareholders in
reinvestment of distributions                  14         148        34          397        15          178        13         135
Shares reacquired                            (139)     (1,515)     (178)      (2,050)      (99)      (1,180)      (82)       (850)
                                           ------    --------    ------    ---------    ------    ---------    ------   ---------
 Net increase                                 121      $1,310       269       $3,105       143       $1,710       121      $1,250
                                           ======    ========    ======    =========    ======    =========    ======   =========

Year Ended March 31, 1995 (000 Omitted)
 ---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   598      $6,438     1,174     $ 13,233       383       $4,461       505     $5,138
Shares issued to shareholders in
 reinvestment of distributions                 25         271        71          795        30          344        19        192
Shares reacquired                            (197)     (2,109)     (328)      (3,609)     (175)      (2,005)      (65)      (664)
                                           ------    --------    ------    ---------    ------    ---------    ------   ---------
 Net increase                                 426      $4,600       917     $ 10,419       238       $2,800       459     $4,666
                                           ======    ========    ======    =========    ======    =========    ======   =========

                                                Virginia Fund     West Virginia Fund
                                           ------------------    -------------------
Period Ended September 30, 1995 (000
 Omitted)                                  Shares     Amount    Shares       Amount
---------------------------------------    ------    --------    ------    ---------
Shares sold                                   275    $  3,077       154    $  1,746
Shares issued to shareholders in
 reinvestment of distributions                 21         240        14         164
Shares reacquired                             (90)     (1,017)      (43)       (488)
                                           ------    --------    ------    ---------
 Net increase                                 206    $  2,300       125    $  1,422
                                           ======    ========    ======    =========

Year Ended March 31, 1995 (000 Omitted)
---------------------------------------    ------    --------    ------    ---------
Shares sold                                   918    $ 10,079       440    $  4,834
Shares issued to shareholders in
 reinvestment of distributions                 37         408        20         220
Shares reacquired                            (166)     (1,815)      (51)       (555)
                                           ------    --------    ------    ---------
 Net increase                                 789    $  8,672       409    $  4,499
                                           ======    ========    ======    =========

Class C Shares                                 North Carolina
                                                         Fund          Virginia Fund
                                           ------------------    -------------------
Period Ended September 30, 1995 (000
 Omitted)                                  Shares     Amount    Shares       Amount
---------------------------------------    ------    --------    ------    ---------
Shares sold                                   102    $  1,181        89    $    991
Shares issued to shareholders in
 reinvestment of distributions                  9          99         4          45
Shares reacquired                             (96)     (1,104)      (75)       (840)
                                           ------    --------    ------    ---------
 Net increase                                  15    $    176        18    $    196
                                           ------    --------    ------    ---------

Year Ended March 31, 1995 (000 Omitted)
---------------------------------------    ------    --------    ------    ---------
Shares sold                                   637    $  7,160     1,049    $ 11,525
Shares issued to shareholders in
 reinvestment of distributions                 19         219        23         250
Shares reacquired                            (523)     (5,757)   (1,022)    (10,805)
                                           ------    --------    ------    ---------
 Net increase                                 133    $  1,622        50    $    970
                                           ======    ========    ======    =========

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the Funds for the period ended September 30, 1995 ranged from $6 to $1,288.

(7) Financial Instruments

The Funds trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts


 Fund                                                                                    Unrealized
                          Description       Expiration        Contracts     Position     Appreciation
======================     ==============    ==============    ==========    =========   ===============
Maryland Fund             U.S. Treasury      December 1995        120         Short          $57,044
South Carolina Fund       U.S. Treasury      December 1995         30         Short           14,261

At September 30, 1995, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at September 30, 1995:


                                                                                                                   Unrealized
                                                                                              Principal            Appreciation
Fund                   Description                                      Index                 (000 Omitted) Value  (Depreciation)
------------------     ---------------------------------------------    ------------------    ----------    -------   -------------
Maryland Fund         Puerto Rico Public Building Authority, 5.31s,    PSA Municipal
                       2017                                             Swap                   $3,000   $2,784,360    $(215,640)
North Carolina        Puerto Rico Public Building Authority, 5.31s,    PSA Municipal
  Fund                 2016                                             Swap                   $6,500   $6,032,780    $(467,220)
South Carolina        Puerto Rico Telephone Authority Revenue,         Corp. Swap Rate
  Fund                 4.355s, 2005                                     Curve                  $1,000   $  925,050    $ (74,950)
Tennessee Fund        Puerto Rico Public Building Authority, 5.31s,    PSA Municipal
                       2016                                             Swap                   $2,000   $1,856,240    $(143,760)
                      Puerto Rico Telephone Authority Revenue,         Corp. Swap Rate
                       4.35s, 2004                                      Curve                  $2,000   $1,850,100    $(149,900)
Virginia Fund         Puerto Rico Public Building Authority, 5.35s,    PSA Municipal
                       2016                                             Swap                   $6,500   $6,032,780    $(467,220)
West Virginia Fund    Puerto Rico Public Building Authority, 5.31s,    PSA Municipal
                       2016                                             Swap                   $2,000   $1,856,240    $(143,760)

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

It's Easy to Contact Us

MFS Automated Information
Account Information:

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anytime.

Market Outlook:

Call 1-800-637-4458 anytime for the MFS outlook on the bond and stock markets.

? MFS Personal Service
  Account Service:

Call 1-800-225-2606 any business day
from 8 a.m. to 8 p.m. Eastern time.
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Call 1-800-637-6576 any business day
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[letter logo] MFS Mailing Addresses

For Personal Accounts:

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906
For IRA Accounts:

MFS Service Center, Inc.
J.W. McCormack Station
P.O. Box 4501
Boston, MA 02101-9817

MFS Investment Opportunities

Mutual Funds

The MFS Family of Funds((r)), shown on the facing page, falls into the eight general categories below. All offer full-time professional management, a diversified portfolio, and a wide array of shareholder services.

Stock funds seek growth of capital rather than income through investments in stocks.

Stock and bond funds seek current income and growth of capital through investments in both stocks and bonds.

Bond funds seek current income through investments in debt securities.

World funds seek stock, balanced, and bond fund objectives through investments in U.S. and foreign stocks and bonds.

Limited-maturity funds seek current income and preservation of capital through investments in debt securities with remaining maturities of five years or less.

National tax-free bond funds seek current income exempt from federal income tax through investments in debt securities issued by states and municipalities.(1)

State tax-free bond funds seek current income exempt from federal and state income taxes through investments in debt securities issued by a single state and its municipalities.(1)

Money market funds seek preservation of capital and current income through investments in short-term debt securities.(2)

To determine which MFS fund may be appropriate for you, please contact your financial adviser, who can help you relate these investment opportunities to your financial goals. If you prefer, you may call MFS Investor Information for literature(3) on MFS products and services: 1-800-637-2929, from 9 a.m. to 5 p.m. Eastern time any business day (leave a message any time).

(1)A small portion of the income may be subject to federal, state and/or alternative minimum tax.
(2)Investments in money market funds are not issued or guaranteed by the U.S. government and there is no assurance that the fund will be able to maintain a stable net asset value.
(3)Including a prospectus containing more complete information including charges and expenses. Read the prospectus carefully before investing.

MFS(R) Municipal
Series Trust

[DALBAR logo]

500 Boylston Street
Boston, MA 02116

MFS(R) Maryland Municipal Bond Fund
MFS(R) North Carolina Municipal Bond Fund
MFS(R) South Carolina Municipal Bond Fund
MFS(R) Tennessee Municipal Bond Fund
MFS(R) Virginia Municipal Bond Fund
MFS(R) West Virginia Municipal Bond Fund

Bulk Rate
U.S. Postage
P A I D
Permit #55638
Boston, MA

[MFS logo]

                                                                       40/240
                                                                   41/241/341
                                                                       42/242
                                                                   43/243/343
                                                                       44/244
                                                      MST-3A 11/95 54M 63/263

MFS(R) MUNICIPAL SERIES TRUST

Trustees

A. Keith Brodkin*
Chairman and President

Richard B. Bailey*
Private Investor; Former Chairman and Director
(until 1991), Massachusetts Financial Services
Company; Director, Cambridge Bancorp; Director,
Cambridge Trust Company

Marshall N. Cohan
Private Investor

Lawrence H. Cohn, M.D.
Chief of Cardiac Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE
Chief Executive Officer, Edmund Gibbons Ltd.;
Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill
Private Investor;
Director, Rockefeller Financial Services, Inc.
(investment adviser)

Walter E. Robb, III
President and Treasurer, Benchmark Advisors, Inc.
(corporate financial consultants); Trustee, Landmark Funds
(mutual funds)

Arnold D. Scott*
Senior Executive Vice President, Director and Secretary,
Massachusetts Financial Services Company

Jeffrey L. Shames*
President and Director,
Massachusetts Financial Services Company

J. Dale Sherratt
President, Insight Resources, Inc.
(acquisition planning specialists)

Ward Smith
Former Chairman (until 1994),
NACCO Industries;
Director, Sundstrand Corporation

Investment Adviser

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Managers

David R. King*
Geoffrey L. Schechter*
David B. Smith*

Treasurer

W. Thomas London*

*Affiliated with the Investment Adviser

Assistant Treasurer

James O. Yost*

Secretary

Stephen E. Cavan*

Assistant Secretary

James R. Bordewick, Jr.*

Custodian

State Street Bank and Trust Company

Investor Information

For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds,
call your financial adviser or, for an
information kit, call toll free:
1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time
(or leave a message anytime).

Investor Service

MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.

TOP-RATED SERVICE
[Dalbar logo] For the second year in a row,
              MFS earned a #1 ranking in
              DALBAR, Inc.'s Broker/
              Dealer Survey, Main Office
              Operations Service Quality
              category. The firm achieved a
3.49 overall score--on a scale of 1 to 4--in the 1995 survey. A total of 71 firms respond-ed, offering input on the quality of service they receive from 36 mutual fund companies nationwide. The survey contained questions about service quality in 17 categories, includ-ing "knowledge of phone service contacts,"
"accuracy of transaction processing," and
"overall ease of doing business with the firm."
           (Source: 1995 DALBAR Survey)

Letter to Shareholders

Dear Shareholder:

During the past six months ended September 30, 1995, prices of 30-year U.S. Treasury bonds rose, producing a decline in yields of approximately 94 basis points (0.94%) to a level of 6.50%. The price rally was primarily attributable to a consensus view that a slow but sustainable economic growth rate had been achieved and that inflation would remain subdued. Municipal bonds lagged Treasuries, with yields for long-term high-grade bonds declining only 15 basis points (0.15%). Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity. The municipal market was hampered by concerns about tax reform, which could remove its unique tax-exempt status, and the strong stock market, which has captivated the interest of investors at the expense of municipal securities. The ratio of long-term AAA-rated municipal yields to comparable U.S. Treasury yields rose from 80% to 89% during the period, while all classes of each Fund covered by this report experienced positive total returns for the six-month period. A complete list of returns may be found on pages two and three of this report.

  Moderate, but sustainable growth appears to be the hallmark of the economic expansion's fifth year. After slowing earlier in the summer, homebuying was making modest gains by September 30, although consumer spending was still showing some areas of weakness. Businesses, meanwhile, continued to work off excess inventories and reduce factory output. At the same time, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2-1/2% to 3% real (adjusted for inflation) growth in gross domestic product, at least through 1995.

  Although the Federal Reserve implemented a one-quarter percentage point decrease in short-term interest rates in July, the effects of its seven rate increases, which began in early 1994 and ended in February of this year, are still being felt throughout the economy. While there have been some increases in commodity prices, companies have not been able to pass along most of those higher costs. This is partly due to the need to keep fighting for market share, and also because wages and benefits of U.S. workers are still growing at a pace that is near, or perhaps below, the inflation rate, limiting consumer buying power. At the end of July, the nation's employment cost index had risen at a rate of just 2.8% over the previous year, helping to contain cost pressures. At the same time, the bond markets have apparently become convinced that economic growth will be contained for the near future and have allowed long-term interest rates to decline. Although previous monetary easing by the Federal Reserve has been followed by additional rate reductions, prospects for further decreases in the current environment are uncertain. Still, with long-term government bonds yielding approximately 6.50%, in an environment of 2-1/2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

  We believe municipals offer attractive value at current levels. The yield ratio of municipals to Treasuries of 89% is the highest level since October 1989, indicating the market is already compensating for a more moderate version of tax reform, which, in our opinion, is the reform that appears to have the best chance of passage. The tax-reform debate has overshadowed a powerful fundamental trend--the low supply of new issues. Issuance declined 44% in 1994 and has continued to decline in 1995. Combined with a record amount of redemptions, we expect the supply of outstanding municipals to actually shrink for an unprecedented second year in a row. Therefore, any pickup in demand could have an even greater positive impact on prices. Finally, any weakness in stock prices seems likely to bring investors back to the municipal market.

  During the six-month reporting period, we extended portfolio durations (a measure of interest rate sensitivity) to participate in the market rally, primarily by covering hedge positions and buying discount bonds. Currently, durations are generally long relative to the benchmark Lehman Brothers Municipal Bond Index, an unmanaged index of national municipal bonds rated Baa or higher. When possible, we have swapped out of bonds with short call features and into bonds with greater call protection. We have continued to emphasize quality in the Funds, as the spread between high-grade and lower-grade bonds is historically narrow. Finally, we moved out of shorter-term bonds and into bonds in the 15- to 20-year maturity range, which offer more yield and, we believe, better value relative to taxable investments.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin    /s/ David R. King, Geoffrey L. Schechter and David B.
                        Smith

A. Keith Brodkin        David R. King, Geoffrey L. Schechter and David B. Smith
Chairman and President  Portfolio Managers

October 12, 1995

Portfolio Manager Profiles

David King has been a member of the MFS investment staff since 1985. A graduate of the University of New Hampshire and the Babson College Graduate School of Business Administration, he began his career at MFS as a member of the Fixed Income Department and was named Assistant Vice President - Investments in 1987. In 1988 he was named Vice President - Investments. Mr. King is a Chartered Financial Analyst (C.F.A.) and currently has portfolio management responsibility for the Alabama, Arkansas and Pennsylvania state Funds.

Geoffrey Schechter joined MFS in 1993 as an Investment Officer in the Fixed Income Department. A graduate of the University of Texas and the Boston University Graduate School of Business Administration, he was named Assistant Vice President - Investments in 1994, Vice President - Investments in 1995 and currently has portfolio management responsibilities for the Georgia and New York state Funds. Mr. Schechter is a Certified Public Accountant (C.P.A.) and a C.F.A.

David Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President
- Investments in 1991 and Vice President - Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the Massachusetts state Fund.

Objective and Policies

The investment objective for each state Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of that state.

Each state Fund seeks to achieve its investment objective by investing its assets primarily in municipal debt instruments. Each Fund may purchase instruments, the interest on which may be subject to an alternative minimum tax. Generally, each state Fund will invest at least two-thirds of its assets in tax-exempt securities in the three highest grades (A or above) of recognized rating agencies or comparable unrated securities. Each state Fund may also enter into options and futures transactions and purchase securities on a "when-issued" basis.

Performance Summary

Because mutual funds like MFS Municipal Series Trust are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A and Class B shares for the applicable time periods.

                                                                            Class A                                      Class B
                             -----------------------------------------------------     -----------------------------------------
MFS Alabama Municipal Bond
 Fund                         6 Months     1 Year     5 Years    2/01/90* - 9/30/95   6 Months      1 Year    9/07/93* - 9/30/95
--------------------------   --------    --------   --------     ------------------   --------    --------    ------------------
Cumulative Total Return+         +4.54%     +9.14%     +52.27%               +54.53%     +4.11%      +8.24%                +6.00%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------
Average Annual Total
  Return+                           --      +9.14%      +8.77%                +8.00%        --       +8.24%                +2.86%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------
SEC Average Annual Total
  Return++                          --      +3.93%      +7.72%                +7.08%        --       +4.24%                +1.03%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------

                                                                       Class A                                      Class B
                                     -----------------------------------------    -----------------------------------------
MFS Arkansas Municipal Bond Fund    6 Months      1 Year    2/03/92* - 9/30/95   6 Months      1 Year    9/07/93* - 9/30/95
 --------------------------------   --------   --------     ------------------   --------    --------    ------------------
Cumulative Total Return+               +3.59%      +7.00%               +26.27%     +3.30%      +6.14%                +2.97%
 --------------------------------     ------     ------      -----------------     ------     ------      -----------------
Average Annual Total Return+              --       +7.00%                +6.59%        --       +6.14%                +1.43%
 --------------------------------     ------     ------      -----------------     ------     ------      -----------------
SEC Average Annual Total
  Return++                                --       +1.94%                +5.18%        --       +2.14%                -0.37%
 --------------------------------     ------     ------      -----------------     ------     ------      -----------------

                                                                            Class A                                      Class B
                             -----------------------------------------------------     -----------------------------------------
MFS Georgia Municipal Bond
 Fund                         6 Months     1 Year     5 Years    6/06/88* - 9/30/95   6 Months      1 Year    9/07/93* - 9/30/95
--------------------------   --------    --------   --------     ------------------   --------    --------    ------------------
Cumulative Total Return+         +4.24%     +8.33%     +46.42%               +70.50%     +3.80%      +7.53%                +2.89%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------
Average Annual Total
  Return+                           --      +8.33%      +7.93%                +7.56%        --       +7.53%                +1.39%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------
SEC Average Annual Total
  Return++                          --      +3.18%      +6.88%                +6.85%        --       +3.53%                -0.41%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------

 *Commencement of offering of this class of shares.
 +These results do not include the sales charge. If the charge had been included, the results would have been lower.
++The average annual total rate of return, as required by the Securities and
  Exchange Commission (SEC), reflects the maximum sales charge of 4.75% for Class A shares and the current maximum contingent deferred sales charge
  (CDSC) of 4% for Class B shares.
2

                                                                            Class A                                      Class B
                                          ------------------------------------------    -----------------------------------------

MFS Massachusetts Municipal Bond Fund    6 Months     1 Year     5 Years   10 Years    6 Months     1 Year    9/07/93* - 9/30/95
-------------------------------------    --------   --------    --------   --------    --------   --------    ------------------
Cumulative Total Return+                    +4.40%     +9.13%     +48.13%   +128.49%      +4.02%     +8.35%                +4.71%
-------------------------------------     ------      ------     ------      ------     ------      ------     -----------------
Average Annual Total Return+                   --      +9.13%      +8.17%     +8.61%         --      +8.35%                +2.26%
-------------------------------------     ------      ------     ------      ------     ------      ------     -----------------
SEC Average Annual Total Return++              --      +3.98%      +7.13%     +8.09%         --      +4.35%                +0.49%
-------------------------------------     ------      ------     ------      ------     ------      ------     -----------------

                                                                            Class A                                      Class B
                             -----------------------------------------------------     -----------------------------------------
MFS New York Municipal
 Bond Fund                    6 Months     1 Year     5 Years    6/06/88* - 9/30/95   6 Months      1 Year    9/07/93* - 9/30/95
--------------------------   --------    --------   --------     ------------------   --------    --------    ------------------
Cumulative Total Return+         +4.14%     +8.93%     +53.59%               +78.71%     +3.71%      +8.04%                +3.86%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------
Average Annual Total
  Return+                           --      +8.93%      +8.96%                +8.26%        --       +8.04%                +1.85%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------
SEC Average Annual Total
  Return++                          --      +3.80%      +7.91%                +7.54%        --       +4.04%                +0.07%
--------------------------     ------      ------     ------      -----------------     ------     ------      -----------------

                                                                           Class A                                      Class B
                                          -----------------------------------------    -----------------------------------------
MFS Pennsylvania Municipal Bond Fund     6 Months     1 Year    2/01/93* - 9/30/95    6 Months     1 Year    9/07/93* - 9/30/95
-------------------------------------    --------   --------     ------------------   --------   --------     ------------------
Cumulative Total Return+                    +3.85%     +8.80%               +14.70%      +3.66%     +7.94%                +3.54%
-------------------------------------     ------      ------     -----------------     ------      ------     -----------------
Average Annual Total Return+                   --      +8.80%                +5.29%         --      +7.94%                +1.70%
-------------------------------------     ------      ------     -----------------     ------      ------     -----------------
SEC Average Annual Total Return++              --      +3.59%                +3.38%         --      +3.94%                -0.09%
-------------------------------------     ------      ------     -----------------     ------      ------     -----------------

 *Commencement of offering of this class of shares.
 +These results do not include the sales charge. If the charge had been included, the results would have been lower.
++The average annual total rate of return, as required by the SEC, reflects the maximum sales charge of 4.75% for Class A shares and the current maximum CDSC of 4% for Class B shares.

All results represent past performance and are not necessarily an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All results for the Pennsylvania Fund and all Class A results for the Georgia, Alabama and New York Funds reflect the applicable expense subsidy which is explained in the Notes to Financial Statements. Had these subsidies not been in effect, the results would have been less favorable. These subsidies may be rescinded by MFS at any time without notice.

Portfolio of Investments (Unaudited) - September 30, 1995
MFS ALABAMA MUNICIPAL BOND FUND

Municipal Bonds and Warrants - 96.3%

                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------

       General Obligation - 16.4%
AA      Birmingham, AL, 5s, 2013                                                                          $1,000      $   906,400
AA      Birmingham, AL, 8s, 2015                                                                           1,150        1,242,310
AA      Birmingham, AL, 5.125s, 2017                                                                       1,000          905,420
AAA     Commonwealth of Puerto Rico, MBIA, 5.375s, 2022                                                    1,000          940,010
AAA     Covington County, AL, AMBAC, 5.5s, 2014, Warrants                                                  1,000          968,840
AAA     Hoover, AL, AMBAC, 5s, 2020, Warrants                                                              1,120          995,568
AA      Huntsville, AL, General Obligations, 5.5s, 2020                                                    3,000        2,838,270
AAA     Phoenix City, AL, Capital Improvements, MBIA, 6s, 2011                                               500          513,075
NR      Shelby County, AL, 7.4s, 2007, Warrants                                                            1,000        1,083,370
AAA     Shelby County, AL, MBIA, 0s, 2011, Warrants                                                        3,000        1,128,720
NR      Shelby County, AL, 7.7s, 2017, Warrants                                                              800          869,016
AA      State of Alabama, 0s, 2004                                                                         2,500        1,583,375
AA      State of Alabama, 0s, 2006                                                                         1,165          633,923
AA      State of Alabama, 7.1s, 2010                                                                         250          276,802
                                                                                                                           ------
                                                                                                                      $14,885,099
-----------------------------------------------------------------------------------------------------     ---------        ------
       State and Local Appropriation - 4.1%
NR      Alabama Building Renovation Finance Authority Rev., 7.45s, 2011                                   $1,500      $ 1,668,405
A       Montgomery County, AL, Rev. (Department of Human Resources Project), 7s, 2007, Warrants            1,000        1,069,850
A       Puerto Rico Public Buildings Authority, 5.6s, 2008                                                   500          505,690
A       Puerto Rico Public Buildings Authority, 5.5s, 2021                                                   500          461,220
                                                                                                                           ------
                                                                                                                      $ 3,705,165
-----------------------------------------------------------------------------------------------------     ---------        ------
       Refunded and Special Obligation - 12.2%
NR      Alexander City, AL, 0s, 2001, Warrants                                                            $1,000      $   312,540
NR      Alexander City, AL, 0s, 2001, Warrants                                                             1,000          290,640
NR      Alexander City, AL, 0s, 2001, Warrants                                                             1,250          337,825
NR      Birmingham, AL, 7.4s, 1999                                                                         1,000        1,111,570
AA      Birmingham, AL, Historical Preservation Authority (Kelly Ingram/Civil Rights), 7.2s, 2001          1,000        1,134,780
AA      Birmingham, AL, Public Parks & Recreation Board Rev. (Legion Park), 7.25s, 1999                      400          445,720
NR      Birmingham, AL, Waterworks & Sewer Board Rev., 7.2s, 2000                                            500          558,800
AAA     Commonwealth of Puerto Rico, Highway & Transportation Authority, 6.5s, 2002                        1,000        1,123,110
BBB     Gadsden East, AL, Medical Clinic Board Rev. (Baptist Hospital), 7.8s, 2001                         2,000        2,360,240
AAA     Hoover, AL, Board of Education, AMBAC, 6.625s, 2001                                                1,000        1,110,290
NR      Morgan County-Decatur, AL, Hospital Board Rev., 7.875s, 1999                                         750          843,270
A       State of Alabama, Mental Health Finance Authority, 7.375s, 1999                                      250          277,742
AAA     University of Alabama, University Housing Rev., MBIA, 7.1s, 2001                                   1,000        1,138,680
                                                                                                                           ------
                                                                                                                      $11,045,207
-----------------------------------------------------------------------------------------------------     ---------        ------
       Single Family Housing Revenue - 5.7%
AAA     State of Alabama, Housing Finance Authority, FNMA, GNMA, FHLMC, 6.55s, 2014                       $2,480      $ 2,526,574
AAA     State of Alabama, Housing Finance Authority, GNMA, 7.4s, 2022                                        705          740,419
AAA     State of Alabama, Housing Finance Authority, GNMA, 7.5s, 2022                                     $  470      $   496,935
AAA     State of Alabama, Housing Finance Authority, GNMA, 7.6s, 2022                                        150          158,017
AAA     State of Alabama, Housing Finance Authority, GNMA, 7.75s, 2022                                       460          486,822
AAA     State of Alabama, Housing Finance Authority, GNMA, 7.9s, 2022                                        745          790,228
                                                                                                                           ------
                                                                                                                      $ 5,198,995
-----------------------------------------------------------------------------------------------------     ---------        ------
       Multi-Family Housing Revenue - 2.1%
AA      Commonwealth of Puerto Rico, Housing Finance Corp., FHA, 7.5s, 2015                               $  355      $   375,224
AAA     State of Alabama, Housing Finance Authority, Residential Development Authority, FHA, 7.25s,
          2023                                                                                             1,430        1,490,674
                                                                                                                           ------
                                                                                                                      $ 1,865,898
-----------------------------------------------------------------------------------------------------     ---------        ------
       Insured Health Care Revenue - 6.2%
AAA     Birmingham, AL, Special Care Facilities (Baptist Medical Center), MBIA, 5.5s, 2013                $1,500      $ 1,430,700
AAA     Birmingham, AL, Special Care Facilities (Children's Hospital), FGIC, 5.625s, 2019                  2,401        2,300,401
AAA     East, AL, Health Care Authority Facilities Rev., MBIA, 5.75s, 2013                                 1,000          987,680
AAA     Huntsville, AL, Health Care Facilities Rev., MBIA, 6.375s, 2022                                      850          873,451
                                                                                                                           ------
                                                                                                                      $ 5,592,232
-----------------------------------------------------------------------------------------------------     ---------        ------
       Health Care Revenue - 5.4%
BBB-    Baldwin County, AL, Eastern Shore Health Care Authority (Thomas), 8.5s, 2016                      $1,000      $ 1,083,380
A       Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic), 7s, 2015                    2,725        2,843,537
NR      South Medical Clinic Board Rev. (Cullman Regional Medical Center), 6.5s, 2023                      1,000          952,010
                                                                                                                           ------
                                                                                                                      $ 4,878,927
-----------------------------------------------------------------------------------------------------     ---------        ------
       Electric and Gas Utility Revenue - 1.0%
AAA     Marshall County, AL, Gas District, MBIA, 5s, 2013                                                 $1,000      $   901,250
-----------------------------------------------------------------------------------------------------     ---------        ------
       Water and Sewer Utility Revenue - 11.2%
AAA     Arab, AL, Waterworks Board, Water Rev., MBIA, 7s, 2016                                            $1,000      $ 1,071,960
AA      Birmingham, AL, Waterworks & Sewer Board Rev., 5.3s, 2014                                          1,000          940,500
AA      Birmingham, AL, Waterworks & Sewer Board Rev., 5.5s, 2020                                          1,000          944,930
BBB-    Fairview, AL, Government Utility Services, Corporate Water Rev., 8s, 2020                          1,000        1,071,740
AAA     Limestone County, AL, Water Authority Rev., FGIC, 7.7s, 2019                                         900          977,364
AAA     Limestone County, AL, Water Authority Rev., FGIC, 5.25s, 2020                                      1,450        1,325,300
AAA     Madison County, AL, Water Refunding, AMBAC, 5.25s, 2014                                            1,000          926,600
BBB     State of Alabama, Water Pollution Control Authority, 7.75s, 2012                                     950        1,009,660
AAA     State of Alabama, Water Pollution Control Authority, AMBAC, 5.5s, 2016                             2,000        1,905,520
                                                                                                                           ------
                                                                                                                      $10,173,574
-----------------------------------------------------------------------------------------------------     ---------        ------
       Turnpike Revenue - 1.0%
A       Puerto Rico Commonwealth, 5.5s, 2017                                                              $1,000      $   933,760
-----------------------------------------------------------------------------------------------------     ---------        ------
4

Portfolio of Investments (Unaudited) - continued

Municipal Bonds and Warrants - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Airport and Port Revenue - 5.4%
NR      Mobile, AL, Airport Authority, 7.375s, 2012                                                       $1,000      $ 1,020,630
NR      Mobile, AL, Airport Authority, 8.875s, 2015                                                        1,000        1,095,220
AAA     State of Alabama, Docks Department, Docks Facilities Rev., BIGI, 7.6s, 2012                        2,600        2,823,704
                                                                                                                           ------
                                                                                                                      $ 4,939,554
-----------------------------------------------------------------------------------------------------     ---------        ------
       Sales and Excise Tax Revenue - 1.4%
AAA     State of Alabama, Mental Health Finance Authority, MBIA, 5.5s, 2015                               $1,300      $ 1,239,849
-----------------------------------------------------------------------------------------------------     ---------        ------
       Industrial Revenue (Corporate Guarantee) - 11.9%
BBB-    Butler, AL, Industrial Development Rev., 8s, 2028                                                 $1,000      $ 1,111,840
NR      Camden, AL, Industrial Development Board, Pollution Control Rev., 7.75s, 2009                        500          537,775
BBB     Courtland, AL, Industrial Development Board, Solid Waste Disposal Rev., 5.9s, 2017                 1,000          942,980
BBB     Courtland, AL, Industrial Development Board, Solid Waste Disposal Rev., 7.75s, 2020                1,485        1,586,395
AA      Mobile, AL, Industrial Development Board (Mobil), 6s, 2014                                         2,500        2,482,225
BBB     Mobile, AL, Industrial Development Board, Dock & Wharf Rev. (Ideal Basic, Inc.), 6.75s,
          2004                                                                                               270          270,896
BBB     Mobile, AL, Industrial Development Board, Dock & Wharf Rev. (Ideal Basic, Inc.), 6.875s,
          2009                                                                                             1,075        1,078,999
BBB+    Piedmont, AL, Industrial Development Board (Springs Industries, Inc.), 8.25s, 2010                 1,000        1,094,730
AA-     Tarrant City, AL, Industrial Development Board Rev. (Vulcan Materials Co.), 7.5s, 2011             1,500        1,646,430
                                                                                                                           ------
                                                                                                                      $10,752,270
-----------------------------------------------------------------------------------------------------     ---------        ------
       Universities - 9.2%
AAA     Auburn University, AL, University Rev., MBIA, 5.25s, 2012                                         $1,000      $   931,320
AAA     Auburn University, AL, University Rev., MBIA, 5.25s, 2013                                          1,000          928,990
NR      Homewood, AL, Educational Building Authority Rev. (Samford University), 6.5s,2016                  1,000        1,047,690
AAA     State of Alabama, Agriculture & Mech., MBIA, 5.75s, 2013                                             500          495,465
AAA     State of Alabama, Agriculture & Mech., MBIA, 5.5s, 2020                                            2,545        2,412,481
AAA     Alabama State Board of Education Rev. (Shelton State Community College), MBIA, 6s, 2014            1,000        1,019,720
AA-     UAB Educational Foundation, AL, Student Housing Rev., 5.35s, 2019                                  1,630        1,539,192
                                                                                                                           ------
                                                                                                                      $ 8,374,858
-----------------------------------------------------------------------------------------------------     ---------        ------
       Other - 3.1%
NR      Birmingham, AL, Downtown Redevelopment Authority (Social Security Administration), 0s, 2010       $2,985      $ 1,914,489
AAA     Puerto Rico Telephone Authority Rev., 7-Year Swap, "M", AMBAC, 4.35s, 2004S.                       1,000          925,050
                                                                                                                           ------
                                                                                                                      $ 2,839,539
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Municipal Bonds and Warrants (Identified Cost, $82,339,381)                                                     $87,326,177
-------------------------------------------------------------------------------------------------------------------      --------

Floating Rate Demand Notes - 2.3%
 -------------------------------------------------------------------------------------------------------------------    --------
AAA     Peninsula Ports Authority, VA, (Shell Oil Co.), due 2005                                          $1,200      $ 1,200,000
A+      Phoenix City, AL, Industrial Development Board (Mead Coated), due 2025                               700          700,000
A-      Phoenix City, AL, Industrial Development Board, due 2028                                             200          200,000
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $ 2,100,000
 -------------------------------------------------------------------------------------------------------------------     --------
Total Investments (Identified Cost, $84,439,381)                                                                      $89,426,177

Other Assets, Less Liabilities - 1.4%                                                                                   1,304,665
-------------------------------------------------------------------------------------------------------------------      --------
Net Assets - 100.0%                                                                                                   $90,730,842
-------------------------------------------------------------------------------------------------------------------      --------

[S] Indexed security.
See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995

MFS ARKANSAS MUNICIPAL BOND FUND

Municipal Bonds - 97.8%
-------------------------------------------------------------------------------------------------------------------      --------
       Student Loan Revenue - 1.4%
NR      Arkansas Student Loan Authority Rev., 7.15s, 2002                                                 $1,000      $ 1,064,830
NR      Arkansas Student Loan Authority Rev., 6.75s, 2006                                                  1,500        1,538,415
                                                                                                                         --------
                                                                                                                      $ 2,603,245
---------------------------------------------------------------------------------------------------      ----------      --------
       General Obligation - 4.5%
A       Commonwealth of Puerto Rico, 5.25s, 2018                                                          $2,000      $ 1,807,880
AAA     Mississippi County, AR, Community College District, AMBAC, 6s, 2018                                1,650        1,694,913
NR      Northwest Arkansas Community College District, 5.8s, 2012                                            650          656,630
AAA     Pulaski County, AR, Special School District, FSA, 5.25s, 2013                                      3,495        3,295,854
AA      State of Arkansas, Waste Disposal & Pollution Control Rev., 6.25s, 2020                            1,000        1,032,340
                                                                                                                         --------
                                                                                                                      $ 8,487,617
---------------------------------------------------------------------------------------------------      ----------      --------
       State and Local Appropriation - 4.5%
AAA     Arkansas Development Finance Authority Correctional Facilities Rev., MBIA, 7.125s, 2010           $2,000      $ 2,159,640
A       Arkansas Development Finance Authority Local Government Rev., 7.1s, 2008                           2,440        2,680,779
NR      Arkansas Development Finance Authority Rev. (State Agencies Facilities), 5.875s, 2013                875          862,785
A       Arkansas Development Finance Authority Rev. (State Agencies Facilities), 5.875s, 2013              1,000          938,140
A       Puerto Rico Public Buildings Authority, GTD, Education & Health, 5.31s, 2016S.                     2,000        1,856,240
                                                                                                                         --------
                                                                                                                       $8,497,584
---------------------------------------------------------------------------------------------------      ----------      --------
       Refunded and Special Obligation - 12.3%
A-      Beaver Water District, AR, Benton & Washington Counties, Water Rev., 6.625s, 1999                 $  500       $  549,775
A-      Beaver Water District, AR, Benton & Washington Counties, Water Rev., 6.75s, 1999                   1,750        1,932,367
AAA     Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., FGIC, ETM,
          7.4s, 2011                                                                                       4,000        4,585,880

                                                                              5


Portfolio of Invesments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Refunded and Special Obligation - continued
AAA     Puerto Rico Public Buildings Authority, 7.125s, 1998                                              $ 1,500     $ 1,634,490
AAA     Sherwood, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., MBIA,
          7.5s, 2010                                                                                        1,250       1,480,187
AAA     State of Arkansas, Development Finance Authority, Water Rev., MBIA, 7s, 2001                        2,900       3,273,172
AAA     State of Arkansas, Development Finance Authority, Water Rev., MBIA, 6.4s, 2002                      2,000       2,213,020
AAA     State of Arkansas, Housing Development Agency, Single Family Mortgage Rev., ETM, 8.375s,
          2010                                                                                                800         998,232
AAA     State of Arkansas, Housing Development Agency, Single Family Mortgage Rev., ETM, 8.375s,
          2011                                                                                              1,000       1,240,690
AAA     State of Arkansas, Waste Disposal & Pollution Control Rev., 6.25s, 2002                             4,000       4,366,400
AA      State of Arkansas, Water Resources Development Authority, 6.375s, 2012                              1,000       1,047,850
                                                                                                                         --------
                                                                                                                      $23,322,063
---------------------------------------------------------------------------------------------------      ----------      --------
       Single Family Housing Revenue - 13.8%
NR      Jefferson County, AR, Health Care & Residential Facilities Board, 7.25s, 2011                     $ 1,000     $ 1,032,330
NR      Lonoke County, AR, Residential Housing Facilities Board, 7.375s, 2011                                 389         400,846
NR      Lonoke County, AR, Residential Housing Facilities Board, 7.9s, 2011                                 1,116       1,216,786
NR      Mississippi County, AR, Public Facilities Board, Mortgage Rev., 7.2s, 2010                          1,295       1,427,167
NR      North Little Rock, AR, Residential Housing Facilities Board, 0s, 2010                              21,925       7,853,754
NR      Pulaski County, AR, Public Facilities Board Rev., 0s, 2014                                          2,750         806,465
NR      Saline County, AR, Residential Housing Facilities Board, 7.875s, 2011                               1,320       1,411,449
NR      State of Arkansas, Development Finance Authority, Single Family Mortgage Rev., 0s, 2011             5,000       1,632,100
AAA     State of Arkansas, Development Finance Authority, Single Family Mortgage Rev., GNMA, 7.4s,
          2023                                                                                              1,560       1,637,766
AAA     State of Arkansas, Development Finance Authority, Single Family Mortgage Rev., GNMA, FNMA,
          6.7s, 2027                                                                                        3,000       3,038,370
AAA     State of Arkansas, Development Finance Authority, Single Family Mortgage Rev., GNMA, 7.45s,
          2027                                                                                              1,710       1,848,321
A+      State of Arkansas, Housing Development Agency, Single Family Mortgage Rev., 0s, 2015               33,000       3,947,790
                                                                                                                         --------
                                                                                                                      $26,253,144
---------------------------------------------------------------------------------------------------      ----------      --------
       Multi-Family Housing Revenue - 0.2%
AAA     West Memphis, AR, Public Facilities Board Rev., AMBAC, 0s, 2011                                   $ 1,090     $   417,818
---------------------------------------------------------------------------------------------------      ----------      --------
       Insured Health Care Revenue - 8.5%
AAA     Independence, AR, Health & Education Financing Authority (While River), FSA, 5.5s, 2009           $ 1,850     $ 1,854,403
AAA     Pulaski County, AR, Health Facilities Board Rev. (Sisters of Charity/Nazareth), MBIA, 6s,
          2012                                                                                              1,000       1,031,880
AAA     Saline County, AR, Hospital Rev., Connie Lee, 6s, 2019                                            $ 2,000     $ 1,999,040
AAA     State of Arkansas, Development Finance Authority Rev. (Sisters of Mercy), MBIA, 5s, 2013            6,340       5,834,955
AAA     State of Arkansas, Development Finance Authority Rev. (Sisters of Mercy), MBIA, 5s, 2019            6,000       5,335,980
                                                                                                                         --------
                                                                                                                      $16,056,258
---------------------------------------------------------------------------------------------------      ----------      --------
       Health Care Revenue - 8.7%
NR      Baxter County, AR, Hospital Rev., 7.5s, 2021                                                      $ 3,145     $ 3,360,180
A+      Little Rock, AR, Health Facilities Board, Hospital Rev., 6.9s, 2009                                 1,400       1,538,908
A       Little Rock, AR, Health Facilities Board, Hospital Rev., 7s, 2017                                   3,250       3,458,747
A+      Little Rock, AR, Health Facilities Board, Hospital Rev. (Baptist Medical), 5.5s, 2015               1,400       1,334,480
A-      Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 6.15s, 2017                       6,750       6,766,132
                                                                                                                         --------
                                                                                                                      $16,458,447
----------------------------------------------------------------------------------------------------      ----------     --------
       Electric and Gas Utility Revenue - 13.8%
BBB     Independence County, AR, Pollution Control Rev. (Arkansas Power & Light), 6.25s, 2021             $ 3,000     $ 3,016,050
AA-     Jefferson County, AR, Pollution Control Rev. (Arkansas Electric Cooperative), 6.125s, 2008          2,000       2,006,180
BBB     Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light), 6.3s, 2018                   1,050       1,077,636
AAA     Jonesboro, AR, City Water & Light Plant, Public Utilities Systems Rev., AMBAC, 5.25s, 2013          3,210       3,064,587
AAA     North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2010                                              1,000       1,054,520
AAA     North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2010                                              2,000       2,180,520
AAA     North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2015                                              6,000       6,578,820
BBB     Pope County, AR, Solid Waste Disposal Rev. (Arkansas Power & Light Co.), 8s, 2020                   1,780       1,991,303
AAA     Pope County, AR, Solid Waste Disposal Rev. (Arkansas Power & Light Co.), FSA, 8s, 2021              3,000       3,368,280
A-      Puerto Rico Electric Power Authority Rev., 5s, 2012                                                   500         450,885
AAA     West Memphis, AR, Public Utility Systems Rev., MBIA, 6.6s, 2009                                     1,250       1,342,050
                                                                                                                         --------
                                                                                                                      $26,130,831
---------------------------------------------------------------------------------------------------      ----------      --------
       Water and Sewer Utility Revenue - 12.0%
AAA     Beaver Water District, AR, Benton & Washington Counties, Water & Sewer Rev., MBIA, 5.85s,
          2008                                                                                            $ 2,000     $ 2,087,820
NR      El Dorado, AR, Water & Sewer Rev., 6s, 2012                                                         1,000       1,024,700
AAA     Fort Smith, AR, Water & Sewer, MBIA, 5.7s, 2008                                                     1,000       1,034,690
AAA     Fort Smith, AR, Water & Sewer, MBIA, 6s, 2012                                                       2,250       2,321,460

6

Portfolio of Invesments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                       Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Water and Sewer Utility Revenue - continued
A       Puerto Rico Aqueduct & Sewer Authority, 7.875s, 2017                                              $ 1,000    $  1,108,120
AAA     Russellville, AR, Water Systems Rev., AMBAC, 6.25s, 2012                                            2,365       2,465,323
NR      South Sebastian County, AR, Water Users Assn., 5.95s, 2016                                          2,425       2,460,114
NR      South Sebastian County, AR, Water Users Assn., 6.15s, 2023                                          1,000       1,024,890
AAA     State of Arkansas, Development Finance Authority, Water & Sewer Rev., MBIA, 5s, 2012                1,000         937,260
AAA     State of Arkansas, Development Finance Authority, Water & Sewer Rev., MBIA, 5s, 2015                3,000       2,762,970
AAA     State of Arkansas, Development Finance Authority, Water & Sewer Rev., MBIA, 5.4s, 2015              2,500       2,419,100
AA      State of Arkansas, Water Resources Development Authority, 6.375s, 2021                              1,000       1,039,270
AAA     Texarkana, AR, Public Facilities Board, Waterworks Facilities Rev., MBIA, 7s, 2007                  2,000       2,115,360
                                                                                                                         --------
                                                                                                                     $ 22,801,077
---------------------------------------------------------------------------------------------------      ----------      --------
       Turnpike Revenue - 1.0%
A       Commonwealth of Puerto Rico, 5.5s, 2019                                                           $ 2,000    $  1,862,020
---------------------------------------------------------------------------------------------------      ----------      --------
       Sales and Excise Tax Revenue - 3.0%
NR      Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375s, 2015                              $ 4,790    $  5,625,040
---------------------------------------------------------------------------------------------------      ----------      --------
       Industrial Revenue (Corporate Guarantee) - 10.7%
AA-     Blytheville, AR, Solid Waste Recycling & Sewerage Treatment Rev. (Nucor Corp.), 6.9s, 2021        $ 5,000    $  5,309,500
AA-     Blytheville, AR, Solid Waste Recycling & Sewerage Treatment Rev. (Nucor Corp.), 6.375s,
          2023                                                                                              8,945       9,188,840
A-      Camden, AR, Environmental (International Paper), 7.625s, 2018                                       1,000       1,123,820
AA-     Jonesboro, AR, Industrial Development Rev. (Anheuser-Busch Co.), 6.5s, 2012                         3,500       3,761,660
A-      Pine Bluff, AR, Solid Waste Disposal Rev. (International Paper Co.), 5.55s, 2017                    1,050         991,294
                                                                                                                         --------
                                                                                                                     $ 20,375,114
---------------------------------------------------------------------------------------------------      ----------      --------
       Universities - 1.7%
NR      University of Arkansas, University Rev., 7.2s, 2010                                               $ 2,500    $  2,760,361
NR      University of Arkansas, University Rev., 6.625s, 2012                                                 500         523,140
                                                                                                                         --------
                                                                                                                     $  3,283,501
---------------------------------------------------------------------------------------------------      ----------      --------
       Other - 1.9%
AAA     Puerto Rico Telephone Authority Rev., 7-Year Swap, "M", AMBAC, 4.35s, 2004S.                      $ 4,000    $  3,700,200
---------------------------------------------------------------------------------------------------      ----------      --------
Total Municipal Bonds (Identified Cost, $180,403,031)                                                                $185,873,959
---------------------------------------------------------------------------------------------------      ----------      --------
Other Assets, Less Liabilities - 2.2%                                                                                   4,130,035
---------------------------------------------------------------------------------------------------      ----------      --------
Net Assets - 100.0%                                                                                                  $190,003,994
---------------------------------------------------------------------------------------------------      ----------      --------
[S]Indexed security.
See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS GEORGIA MUNICIPAL BOND FUND

Municipal Bonds - 97.9%
 ---------------------------------------------------------------------------------------------------      ----------     --------
       General Obligation - 11.9%
AA+     DeKalb County, GA, Health Facilities, ULT, 5.5s, 2020                                             $ 1,500    $  1,453,110
AA      Fulton County, GA, School District, 6.375s, 2010                                                    2,000       2,181,420
AA      Fulton County, GA, School District, 6.375s, 2012                                                    1,000       1,082,690
AA      Fulton County, GA, School District, 6.375s, 2016                                                    1,000       1,081,150
AAA     Paulding County, GA, School District, MBIA, 6s, 2013                                                1,000       1,052,800
AA+     State of Georgia, 5.25s, 2011                                                                       1,500       1,477,470
AA+     State of Georgia, 5s, 2010                                                                          1,000         967,880
NR      Territory of Virgin Islands, 7.75s, 2006                                                              415         458,392
                                                                                                                         --------
                                                                                                                     $  9,754,912
---------------------------------------------------------------------------------------------------      ----------      --------
       State and Local Appropriation - 8.7%
AA      Fulton County, GA, Building Authority Rev. (Judicial Center Project), 0s, 2011                    $ 3,000    $  1,268,130
AA      Fulton County, GA, Building Authority Rev. (Judicial Center Project), 0s, 2012                      6,015       2,384,045
AA      Middle Georgia Coliseum Rev., 5.375s, 2014                                                          2,450       2,306,479
AAA     Puerto Rico, Public Building Authority, Government Facilities Guaranteed, AMBAC, 6.25s,
          2015                                                                                              1,100       1,180,520
                                                                                                                         --------
                                                                                                                     $  7,139,174
---------------------------------------------------------------------------------------------------      ----------      --------
       Refunded and Special Obligation - 8.1%
AA+     DeKalb County, GA, Jail, 7.5s, 2000                                                               $   780    $    883,903
AAA     Fulton County, GA, School District, 7.625s, 1997                                                      500         540,665
NR      Hogansville, GA, Combined Public Utility Systems Rev., 9s, 2000                                     2,200       2,670,118
AAA     Marietta, GA, Development Authority Rev. (Life College, Inc.), CAP GTY, 7.2s, 1999                  1,250       1,412,650
AAA     Marietta, GA, Development Authority Rev. (Life College, Inc.), CAP GTY, 7.25s, 1999                 1,000       1,132,010
                                                                                                                         --------
                                                                                                                     $  6,639,346
---------------------------------------------------------------------------------------------------      ----------      --------
       Single Family Housing Revenue - 3.1%
AAA     DeKalb County, GA, Housing Authority Single Family Mortgage Rev., GNMA, 7.75s, 2022               $   495    $    513,003
AA+     State of Georgia, Housing & Finance Authority Rev., Cap. Apprec. Home Owners Mort., 0s,
          2031                                                                                             10,905         833,251
AA+     State of Georgia, Residential Finance Authority Rev., Single Family Mortgage Rev., 8.375s,
          2019                                                                                                400         421,344
AA+     State of Georgia, Residential Finance Authority Rev., Home Ownership Mortgage, 8s, 2020               395         419,126
AA+     State of Georgia, Residential Finance Authority Rev., Home Ownership Mortgage, 7.25s, 2021            365         385,294
                                                                                                                         --------
                                                                                                                     $  2,572,018
---------------------------------------------------------------------------------------------------      ----------      --------
Multi-Family Housing Revenue - 4.9%
A       Cobb County, GA, Housing Authority Rev. (Signature Place Project), 6.875s, 2017                   $1,500       $1,531,005
NR      Hinesville, GA, Leased Housing Corp. Rev. (Baytree Apartments), FHA, 6.7s, 2017                      900          927,603
AAA     St. Mary's, GA, Multi-Family Mortgage Rev. (Cumberland Oaks Apartments), FNMA, 7.375s, 2022        1,470        1,551,276
                                                                                                                         --------
                                                                                                                       $4,009,884
---------------------------------------------------------------------------------------------------      ----------      --------

                                                                               7

Portfolio of investments - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Insured Health Care Revenue - 7.7%
AAA     Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Memorial Hospital,
          Inc.), AMBAC, 5.7s, 2013                                                                        $3,100      $ 3,060,041
AAA     Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Memorial Hospital,
          Inc.), AMBAC, 5s, 2020                                                                             500          432,805
AAA     Gainesville & Hall County, GA, Hospital Authority Rev. (NE Health), MBIA, 5.75s, 2017              1,000          974,380
AAA     Macon-Bibb County, GA, Hospital Authority Rev. (Memorial Medical Center), FGIC, 5.3s, 2013         2,000        1,906,360
                                                                                                                         --------
                                                                                                                      $ 6,373,586
---------------------------------------------------------------------------------------------------      ----------      --------
       Health Care Revenue - 6.2%
NR      Fulton County, GA, Residential Care Facilities (Lenbrook Square Foundation), 9.75s, 2017          $1,065      $ 1,096,928
NR      Richmond County, GA, Development Authority, Nursing Home Rfdg. (Beverly Enterprises),
          8.75s, 2011                                                                                      1,190        1,296,707
NR      Royston, GA, Hospital Authority Rev. (Cobb Health), 7.375s, 2014                                   1,565        1,578,709
BBB+    Savannah, GA, Hospital Authority Rev. (Candler Hospital), 7s, 2011                                 1,100        1,115,763
                                                                                                                         --------
                                                                                                                      $ 5,088,107
---------------------------------------------------------------------------------------------------      ----------      --------
       Electric and Gas Utility Revenue - 6.7%
AAA     Appling County, GA, Development Authority (Oglethorpe Power Corp.), MBIA, 7.15s, 2021             $1,400      $ 1,516,802
AAA     Georgia Municipal Electric Authority, Power Rev., BIGI, 0s, 2008                                   2,500        1,286,650
AAA     Georgia Municipal Electric Authority, Power Rev., BIGI, 0s, 2009                                   1,500          715,380
AAA     Georgia Municipal Electric Authority, Power Rev., AMBAC, 0s, 2013                                  1,675          613,569
AAA     Georgia Municipal Electric Authority, Special Obligation, MBIA, 6.5s, 2020                         1,250        1,354,562
                                                                                                                         --------
                                                                                                                      $ 5,486,963
---------------------------------------------------------------------------------------------------      ----------      --------
       Water and Sewer Utility Revenue - 14.1%
NR      Barnesville, GA, Water & Sewer Rev., 6.9s, 2022                                                   $1,715      $ 1,782,279
AAA     Brunswick, GA, Water & Sewer Rev., MBIA, 6.1s, 2014                                                1,000        1,047,160
AAA     Cartersville, GA, Water & Sewer Rev., AMBAC, 7.2s, 2012                                            2,225        2,402,377
AAA     Columbia County, GA, Water & Sewer Rev., AMBAC, 6.9s, 2011                                         1,000        1,079,120
AAA     Douglasville-Douglas County, GA, Water & Sewer Authority, AMBAC, 5.625s, 2015                      1,800        1,775,466
AAA     Fulton County, GA, Water & Sewer Rev., FGIC, 6.375s, 2014                                          3,250        3,511,657
                                                                                                                         --------
                                                                                                                      $11,598,059
---------------------------------------------------------------------------------------------------      ----------      --------
       Airport and Port Revenue - 6.3%
AAA     Atlanta, GA, Airport Facilities Rev., AMBAC, 0s, 2010                                             $6,000      $ 2,613,720
AAA     Atlanta, GA, Airport Facilities Rev., MBIA, 0s, 2010                                               3,500        1,524,670
A       Atlanta, GA, Airport Facilities Rev., 6.25s, 2021                                                    500          501,620
BB      Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Air), 7.625s,
          2020                                                                                               500          518,085
                                                                                                                         --------
                                                                                                                      $ 5,158,095
---------------------------------------------------------------------------------------------------      ----------      --------
       Industrial Revenue (Corporate Guarantee) - 15.0%
NR      Adel County, GA, Industrial Development Authority, Pollution Control Rev. (Weyerhaeuser
          Co.), 9s, 2006                                                                                  $1,000      $ 1,000,000
BB      Atlanta, GA, Special Purpose Facilities Rev. (Delta Airlines Project), 7.9s, 2018                  1,000        1,060,360
A       Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co./Vogtle
          Project), 8.375s, 2017                                                                           1,000        1,074,370
AA-     Cartersville, GA, Development Authority Rev., Water & Wastewater Facilities (Anheuser-Busch
          Cos., Inc.), 7.4s, 2010                                                                            500          588,970
B+      Effingham County, GA, Development Authority, Pollution Control Rev. (Fort Howard Corp.),
          7.9s, 2005                                                                                       1,750        1,855,472
NR      Emanuel County, GA, Development Authority (Figgie Properties Project), 7.95s, 2004                   475          478,472
BBB     Gainesville & Hall County, GA, Industrial Development Authority (K-Mart), 6.375s, 2008               600          590,685
A+      Monroe County, GA, Development Authority, Pollution Control Rev. (Oglethorpe Power Corp.),
          6.8s, 2012                                                                                       1,000        1,082,920
AA-     Savannah, GA, Economic Development Authority, Industrial Development Rev. (Hershey Foods
          Corp.), 6.6s, 2012                                                                               1,450        1,545,675
NR      Savannah, GA, Economic Development Authority (Union Camp Corp.), 6.15s, 2017                       1,000        1,017,800
BBB     Savannah, GA, Port Authority, Pollution Control Rev. (Union Carbide Corp.), 7.55s, 2004            1,000        1,021,920
BBB     Wayne County, GA, Solid Waste Rev. (ITT-Rayonier, Inc.), 8s, 2015                                  1,000        1,105,750
                                                                                                                         --------
                                                                                                                      $12,422,394
---------------------------------------------------------------------------------------------------      ----------      --------
       Universities - 1.4%
AAA     Marietta, GA, Development Authority Rev. (Life College, Inc.), CAP GTY, 5.8s, 2019                $1,200      $ 1,168,152
---------------------------------------------------------------------------------------------------      ----------      --------
       Other - 3.8%
AAA     Cobb-Marietta, GA, Coliseum. & Exhibition Rfdg., MBIA, 5.5s, 2012                                 $1,550      $ 1,508,010
AA-     George L. Smith II/Georgia World Congress Center Authority (Domed Stadium Project), 7.875s,
          2020                                                                                             1,475        1,618,252
                                                                                                                         --------
                                                                                                                      $ 3,126,262
---------------------------------------------------------------------------------------------------      ----------      --------
Total Municipal Bonds (Identified Cost, $75,124,029)                                                                  $80,536,952
 ---------------------------------------------------------------------------------------------------      ----------     --------
Floating Rate Demand Notes - 0.4%
NR      State of Georgia, Hospital Equipment Financing Authority, due 2001, at Amortized Cost and
          Value                                                                                           $  300      $   300,000
 ---------------------------------------------------------------------------------------------------      ----------     --------
Total Investments (Identified Cost, $75,424,029)                                                                      $80,836,952
---------------------------------------------------------------------------------------------------      ----------      --------
Other Assets, Less Liabilities - 1.7%                                                                                   1,440,317

Net Assets - 100.0%                                                                                                   $82,277,269
---------------------------------------------------------------------------------------------------      ----------      --------
See notes to financial statements

8

Portfolio of Investments (Unaudited) - September 30, 1995

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Municipal Bonds - 97.1%
                                                                                                        Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Student Loan Revenue - 0.1%
AAA     Massachusetts Education Loan Authority, 9s, 2001                                                  $   135     $   138,087
 ---------------------------------------------------------------------------------------------------    ------------   ----------
        General Obligation - 10.8%
AAA     Boston, MA, AMBAC, 6.5s, 2012                                                                     $ 2,000     $ 2,132,100
A+      Commonwealth of Massachusetts, 0s, 2004                                                            10,000       6,332,100
AAA     Commonwealth of Massachusetts, MBIA, 7.5s, 2004                                                     2,850       3,375,853
A+      Commonwealth of Massachusetts, 0s, 2005                                                             2,000       1,213,380
A+      Commonwealth of Massachusetts, 0s, 2005                                                             2,000       1,193,020
AAA     Commonwealth of Massachusetts, FGIC,
          0s, 2006                                                                                          4,000       2,321,400
AAA     Commonwealth of Massachusetts, AMBIC, 6.75s, 2009                                                   2,500       2,702,150
AAA     Commonwealth of Massachusetts, FGIC, 7s, 2009                                                       1,250       1,437,687
AAA     Gloucester, MA, AMBAC, 7s, 2009                                                                       225         248,719
AAA     Gloucester, MA, AMBAC, 7s, 2010                                                                       215         237,665
AAA     Haverhill, MA, FGIC, 7s, 2012                                                                       1,250       1,360,612
AAA     Holyoke, MA, MBIA, 8s, 2001                                                                         1,700       1,981,435
AAA     Holyoke, MA, MBIA, 8.1s, 2005                                                                         500         599,630
NR      Holyoke, MA, Electric Rev., 8s, 2001                                                                  690         742,798
AAA     Lawrence, MA, AMBAC, 9.75s, 2002                                                                      600         764,940
NR      Lowell, MA, 8.4s, 2009                                                                              1,000       1,159,240
NR      Northbridge, MA, 7.6s, 2001                                                                           325         366,281
AAA     Princeton, MA, AMBAC, 7.25s, 2009                                                                     490         540,744
                                                                                                                         --------
                                                                                                                      $28,709,754
---------------------------------------------------------------------------------------------------      ----------      --------
       State and Local Appropriation - 13.0%
A+      Massachusetts Bay Transportation Authority, 5.5s, 2012                                            $ 5,000     $ 4,928,700
A+      Massachusetts Bay Transportation Authority, 5.875s, 2015                                            1,965       1,997,697
A+      Massachusetts Bay Transportation Authority, 6.2s, 2016                                             15,725      16,606,229
AAA     Massachusetts Bay Transportation Authority, AMBAC, 5.25s, 2017S.S.                                  8,370       7,730,280
A+      Massachusetts Bay Transportation Authority, 5.875s, 2019                                            3,600       3,574,872
                                                                                                                         --------
                                                                                                                      $34,837,778
---------------------------------------------------------------------------------------------------      ----------      --------
       Refunded and Special Obligation - 15.0%
AAA     Boston, MA, MBIA, 7.75s, 1998                                                                     $   500     $   553,010
A+      Commonwealth of Massachusetts, 6.875s, 2001                                                        11,000      12,418,582
NR      Holyoke, MA, 9.85s, 1997                                                                              400         451,516
NR      Lowell, MA, 7.625s, 2001                                                                            4,875       5,683,128
AAA     Massachusetts Bay Transportation Authority, 8.5s, 1999                                              3,000       3,433,800
AAA     Massachusetts Bay Transportation Authority, 7.875s, 2001                                            1,500       1,756,215
AAA     Massachusetts Federally Assisted Housing, ETM, 0s, 2023                                             4,285         750,774
AA      Massachusetts Health & Education Facilities Authority (Children's Hospital), 7.75s, 1998            2,425       2,672,907
AAA     Massachusetts Health & Education Facilities Authority (Newton-Wellesley Hospital), BIGI,
          8s, 1998                                                                                          3,290       3,670,784
NR      Massachusetts Health & Education Facilities Authority (Saint Elizabeth's Hospital), FHA,
          7.75s, 1997                                                                                       1,250       1,350,237
AAA     Massachusetts Health & Education Facilities Authority (South Shore Hospital), MBIA, 8.125s,
          1997                                                                                              1,070       1,159,997
NR      Massachusetts Health & Education Facilities Authority (Suffolk University), 8s, 2000              $ 1,750     $ 2,023,472
NR      Massachusetts Health & Education Facilities Authority (Youville Hospital), 9s, 1996                   540         559,429
NR      Massachusetts Health & Education Facilities Authority (Youville Hospital), 9.1s, 1996                 455         471,516
NR      Massachusetts Industrial Finance Agency (Cape Cod Health System), 8.5s, 2000                          500         597,620
AAA     Massachusetts Port Authority Rev., ETM, 12.75s, 2002                                                  485         668,853
AAA     Massachusetts Port Authority Rev., ETM, 13s, 2013                                                     780       1,282,803
AAA     Palmer, MA, AMBAC, 7.7s, 2000                                                                         500         578,825
                                                                                                                         --------
                                                                                                                      $40,083,468
---------------------------------------------------------------------------------------------------      ----------      --------
       Single Family Housing Revenue - 3.1%
A+      Massachusetts Housing Finance Agency, 9.5s, 2016                                                  $ 1,590     $ 1,640,466
A+      Massachusetts Housing Finance Agency, 8.1s, 2020                                                    2,350       2,455,726
A+      Massachusetts Housing Finance Agency, 8.1s, 2021                                                    2,000       2,098,480
A+      Massachusetts Housing Finance Agency, 7.95s, 2023                                                     990       1,042,291
A       Massachusetts Housing Finance Agency, 7.5s, 2029                                                      930         937,830
                                                                                                                         --------
                                                                                                                      $ 8,174,793
---------------------------------------------------------------------------------------------------      ----------      --------
       Multi-Family Housing Revenue - 4.3%
AAA     Massachusetts Housing Finance Agency, AMBAC, 6.65s, 2019                                          $  1500     $ 1,540,125
AAA     Massachusetts Housing Finance Agency, GNMA, 9.125s, 2020                                              490         502,612
BBB+    Massachusetts Housing Finance Agency, 8.4s, 2021                                                    2,190       2,256,532
A+      Massachusetts Housing Finance Agency, 8.88s, 2021                                                   1,995       2,071,109
AAA     Massachusetts Housing Finance Agency, FNMA, 6.9s, 2025                                              1,700       1,774,919
BBB+    Massachusetts Housing Finance Agency, 8.2s, 2027                                                      720         758,520
AAA     Massachusetts Housing Finance Agency, FNMA, 7.65s, 2028                                             1,430       1,490,546
AAA     Somerville, MA, Housing Authority Revenue (Clarendon Hill), GNMA, 7.85s, 2010                       1,000       1,076,700
                                                                                                                         --------
                                                                                                                      $11,471,063
---------------------------------------------------------------------------------------------------      ----------      --------
       Insured Health Care Revenue - 4.3%
AAA     Massachusetts Health & Education Facilities Authority (Beth Israel), INFLOS, AMBAC, 8.168s,
          2025++++                                                                                        $ 4,000     $ 3,981,760
AAA     Massachusetts Health & Education Facilities Authority (Brigham & Women's Hospital), MBIA,
          6.75s, 2024                                                                                       2,000       2,126,020
AAA     Massachusetts Health & Education Facilities Authority (Newton-Wellesley Hospital), MBIA,
          6s, 2025                                                                                          2,000       1,999,780
NR      Massachusetts Health & Education Facilities Authority (Youville), FHA,
          6s, 2034                                                                                          2,000       1,942,200
NR      Massachusetts Industrial Finance Agency (Meadow Green Nursing Home), FHA, 9.6s, 2027                1,470       1,569,004
                                                                                                                         --------
                                                                                                                      $11,618,764
---------------------------------------------------------------------------------------------------      ----------      --------

                                                                               9

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
        Health Care Revenue - 18.1%
NR      Boston, MA, Industrial Development Finance Authority Rev. (Stonehedge Convalescent),
          10.75s, 2011                                                                                    $  805     $    876,371
AA      Massachusetts Health & Education Facilities Authority (Children's Hospital), 6.125s, 2012          2,285        2,322,725
A       Massachusetts Health & Education Facilities Authority (New England Deaconess), 6.875s, 2022        6,750        6,887,430
A       Massachusetts Health & Education Facilities Authority (Dana-Farber), 5.5s, 2027                    2,500        2,185,250
A       Massachusetts Health & Education Facilities Authority (Beth Israel Hospital), 7s, 2014             3,000        3,177,990
NR      Massachusetts Health & Education Facilities Authority (Central New England Health), 6.125s,
          2013                                                                                             2,200        1,981,276
A-      Massachusetts Health & Education Facilities Authority (Charlton Memorial Hospital), 7.25s,
          2013                                                                                             1,700        1,779,475
BBB     Massachusetts Health & Education Facilities Authority (Emerson Hospital), 8s, 2018                 1,775        1,878,251
NR      Massachusetts Health & Education Facilities Authority (Fairview Extended Care), 10.25s,
          2021                                                                                             2,000        2,262,640
A-      Massachusetts Health & Education Facilities Authority (Jordan Hospital), 6.875s, 2022              2,150        2,198,848
BB      Massachusetts Health & Education Facilities Authority (Massachusetts Eye & Ear Infirmary),
          7.375s, 2011                                                                                     3,000        2,968,590
BBB     Massachusetts Health & Education Facilities Authority (Sisters of Providence), 6.5s, 2008          1,900        1,950,293
NR      Massachusetts Industrial Finance Agency (Beverly Enterprises), 8.375s, 2009                        2,000        2,138,240
NR      Massachusetts Industrial Finance Agency (Continental Healthcare), 11.875s, 2015                    5,465        5,713,821
NR      Massachusetts Industrial Finance Agency (Evanswood), 7.625s, 2014                                  1,200        1,236,912
NR      Massachusetts Industrial Finance Agency (Martha's Vineyard Long-Term Care), 9.25s, 2022            3,000        2,850,000
NR      Massachusetts Industrial Finance Agency (Massachusetts Biomedical Research), 0s, 2004              5,000        3,054,300
NR      Massachusetts Industrial Finance Agency (Massachusetts Biomedical Research), 0s, 2010              5,300        2,091,274
NR      Massachusetts Industrial Finance Agency (Needham/Hamilton House), 11s, 2010                          700          715,967
                                                                                                                         --------
                                                                                                                     $ 48,269,653
---------------------------------------------------------------------------------------------------      ----------      --------
       Water and Sewer Utility Revenue - 6.7%
A       Massachusetts Water Resources Authority, 5.5s, 2015                                               $4,600     $  4,332,142
A       Massachusetts Water Resources Authority, 6.5s, 2019                                                8,000        8,696,640
A       Massachusetts Water Resources Authority, 5.5s, 2022                                                5,150        4,776,161
                                                                                                                         --------
                                                                                                                     $ 17,804,943
---------------------------------------------------------------------------------------------------      ----------      --------
       Turnpike Revenue - 3.4%
NR      Massachusetts Industrial Finance Agency, Tunnel Rev. (Mass Turnpike), 9s, 2020                    $8,220     $  8,973,116
---------------------------------------------------------------------------------------------------      ----------      --------
       Airport and Port Revenue - 4.6%
AA-     Massachusetts Port Authority Rev., 5s, 2015                                                       $5,600     $  4,997,272
AAA     Massachusetts Port Authority Rev., FGIC, 7.5s, 2020                                                4,500        4,972,725
BB+     Puerto Rico Ports Authority (American Airline), 6.3s, 2023                                         2,370        2,360,733
                                                                                                                         --------
                                                                                                                     $ 12,330,730
---------------------------------------------------------------------------------------------------      ----------      --------
       Industrial Revenue (Corporate Guarantee) - 0.5%
NR      Massachusetts Industrial Finance Agency (Automatic Data Processing, Inc.), 8.25s, 2019            $  900     $    923,598
NR      Springfield, MA, Industrial Development Finance Agency (Terminal Building), 10s, 2001                393          398,410
                                                                                                                         --------
                                                                                                                     $  1,322,008
---------------------------------------------------------------------------------------------------      ----------      --------
       Universities - 7.8%
AAA     Massachusetts Health & Education Facilities Authority (Boston University), MBIA, RIBS,
          9.147s, 2031++++                                                                                $5,000     $  5,455,800
AAA     Massachusetts Health & Education Facilities Authority (Harvard University), 5.625s, 2028           4,000        3,939,480
AA+     Massachusetts Health & Education Facilities Authority (Wellesley College), 5.375s, 2019            3,440        3,222,798
AAA     Massachusetts Industrial Finance Agency (Brandeis University), MBIA, 0s, 2004                      1,000          642,990
AAA     Massachusetts Industrial Finance Agency (Brandeis University), MBIA, 0s, 2005                      1,000          609,270
AAA     Massachusetts Industrial Finance Agency (Brandeis University), MBIA, 0s, 2009                      1,000          460,480
AAA     Massachusetts Industrial Finance Agency (Brandeis University), MBIA, 0s, 2010                      1,000          432,500
AAA     Massachusetts Industrial Finance Agency (Brandeis University), MBIA, 0s, 2011                        500          202,905
NR      Massachusetts Industrial Finance Agency (Curry College), 8s, 2010                                    635          632,288
NR      Massachusetts Industrial Finance Agency (Curry College), 8s, 2014                                  2,000        2,027,800
NR      Massachusetts Industrial Finance Agency (Emerson College), 8.9s, 2017                              1,000        1,114,440
AAA     Massachusetts Industrial Finance Agency (Lesley College), Connie Lee, 6.3s, 2025                   2,000        2,034,660
                                                                                                                         --------
                                                                                                                     $ 20,775,411
---------------------------------------------------------------------------------------------------      ----------      --------
       Other - 5.4%
NR      Martha's Vineyard, MA, Land Bank, 8.125s, 2011                                                    $4,200     $  4,329,318
NR      Massachusetts Health & Education Facilities Authority (Learning Center for the Deaf), 8s,
          2020                                                                                             1,500        1,501,890
NR      Massachusetts Health & Education Facilities Authority (Learning Center for Deaf), 9.25s,
          2014                                                                                             2,250        2,419,537
BBB     Massachusetts Industrial Finance Agency (Dexter School), 7.5s, 2011                                1,720        1,829,822
BBB     Massachusetts Industrial Finance Agency (Dexter School), 7.5s, 2021                                2,900        3,085,165
NR      Nantucket Island, MA, Land Bank, 7.75s, 2020                                                       1,200        1,339,512
                                                                                                                         --------
                                                                                                                     $ 14,505,244
---------------------------------------------------------------------------------------------------      ----------      --------
Total Municipal Bonds (Identified Cost, $242,026,298)                                                                $259,014,790
---------------------------------------------------------------------------------------------------      ----------      --------

10

Portfolio of Investments (Unaudited) - continued

Call Option Purchased - 0.1%
                                                                                     Principal
                                                                                      Amount
S&P                                                                                of Contracts
Bond                                                                                   (000
Rating      Issuer/Expiration Date/Strike Price                                      Omitted)          Value
-------     --------------------------------------------------------------------    ------------   -------------
NR          Georgia Municipal Electric Authority Power Co./2003/103
            (Premium Paid, $131,400)                                                  $   10       $    274,200
-------      ------------------------------------------------------------------      ----------      -----------
Total Investments (Identified Cost, $242,157,698)                                                  $259,289,012

Other Assets, Less Liabilities - 2.8%                                                              $  7,581,723
-------------------------------------------------------------------------------      ----------      -----------
Net Assets - 100.0%                                                                                $266,870,735
-----------------------------------------------------------------------------------------------      -----------

++++Inverse floating rate security.
[SS]When-issued security. At September 30, 1995, the Fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS NEW YORK MUNICIPAL BOND FUND

Municipal Bonds - 95.0%
-------------------------------------------------------------------------------      ----------      -----------
                                                                                     Principal
                                                                                       Amount
S&P Bond                                                                                (000
  Rating           Issuer                                                             Omitted)          Value
-------------------------------------------------------------------------------      ----------      -----------
           General Obligation -9.4%
AAA         Brookhaven, NY, FGIC, 5.5s, 2013S.S.                                      $1,000       $    967,510
AAA         Erie County, NY, FGIC, 5.5s, 2025                                            150            142,864
BBB+        New York, NY, 7.2s, 2008                                                   1,000          1,071,870
BBB+        New York, NY, 7.3s, 2010                                                     880            942,955
BBB+        New York, NY, 7.3s, 2011                                                   5,000          5,357,700
BBB+        New York, NY, 7.375s, 2013                                                 1,600          1,710,144
BBB+        New York, NY, 8s, 2015                                                        10             11,242
BBB+        New York, NY, 8.25s, 2016                                                    160            182,388
BBB+        New York, NY, 8s, 2018                                                        60             67,490
NR          Oswego County, NY, 6.7s, 2009                                              1,000          1,110,780
AAA         Port Byron, NY, Central School District, AMBAC, 7.4s, 2012                   500            603,455
AAA         Port Byron, NY, Central School District, AMBAC, 7.4s, 2013                   500            607,220
AAA         Port Byron, NY, Central School District, AMBAC, 7.4s, 2014                   500            610,785
AAA         Port Byron, NY, Central School District, AMBAC, 7.4s, 2015                   500            610,715
NR          Territory of Virgin Islands, 7.75s, 2006                                     415            458,392
AAA         Washingtonville, NY, Central School District, FGIC, 7.35s, 2008              550            653,493
AAA         Washingtonville, NY, Central School District, FGIC, 7.35s, 2009              550            650,259
                                                                                                       ---------
                                                                                                   $ 15,759,262
-------      ------------------------------------------------------------------       ---------        ---------
           State and Local Appropriation - 22.2%
BBB         Metropolitan Transportation Authority, NY, 5.75s, 2007                    $  250       $    249,137
BBB         Metropolitan Transportation Authority, NY, 0s, 2008                        4,750          2,236,015
BBB         Metropolitan Transportation Authority, NY, 0s, 2012                        4,700          1,668,735
BBB         Metropolitan Transportation Authority, NY, Services Contract,
              7.375s, 2008                                                             2,000          2,250,620
BBB         Metropolitan Transportation Authority, NY, Services Contract, 0s,
              2009                                                                     4,920          2,159,929
BBB         New York Dormitory Authority Rev. (City University), 8.125s, 2008          1,500          1,674,255
BBB         New York Dormitory Authority Rev. (City University), 5.75s, 2012           3,000          2,879,940
BBB         New York Dormitory Authority Rev. (City University), 5.75s, 2013           1,250          1,191,887
BBB         New York Dormitory Authority Rev. (City University), 5.75s, 2018             800            755,256
BBB+        New York Dormitory Authority Rev. (Correct Courts), 5.5s, 2010             1,865          1,761,604
BBB         New York Dormitory Authority Rev. (Department of Health), 5.5s,
              2014                                                                    $  325       $    299,481
BBB         New York Dormitory Authority Rev. (Department of Health), 5.5s,
              2020                                                                     2,500          2,256,000
AAA         New York Dormitory Authority Rev. (Mental Health Svcs.), FGIC,
              5.375s, 2014                                                             2,000          1,886,980
BBB+        New York Dormitory Authority Rev. (State University), 5.875s, 2017           610            590,638
A           New York Local Government Assistance Corp., 5.375s, 2016                   2,600          2,432,404
BBB+        New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., 7.875s, 2008                                                        245            275,801
AAA         New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., FSA, 5.375s, 2014                                                 1,000            938,140
BBB+        New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., 6.375s, 2014                                                      1,000          1,013,460
BBB         New York Medical Care Facilities Finance Agency, Mental Health
              Svcs. (Huntington Mortgage), 6.5s, 2014                                  1,250          1,261,537
AAA         New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., MBIA, 6.15s, 2015                                                   600            608,694
AAA         New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., FSA, 5.25s, 2019                                                  1,500          1,362,870
AAA         New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., FGIC, 5.25s, 2019                                                 2,000          1,824,200
BBB+        New York Medical Care Facilities Finance Agency, Mental Health
              Svcs., 7.3s, 2021                                                          250            275,815
AAA         New York Urban Development Corp., State Facilities Rev., MBIA,
              5.75s, 2015                                                              1,000            983,770
BBB         New York Urban Development Corp., State Facilities Rev., 7.5s,
              2020                                                                     1,000          1,098,030
BBB         New York Urban Development Corp., State Facilities Rev., 5.375s,
              2023                                                                       700            610,267
AAA         New York, NY, Transportation (Livingston Pl.), FSA, 5.25s, 2020              385            350,119
A           Puerto Rico Public Buildings Authority, GTD, Education & Health,
              5.31s, 2016S.                                                            2,000          1,856,240
NR          Troy, NY, Certificate of Participation, Recreational Facilities
              Rev., 9.75s, 2010                                                          930             93,000
NR          United Nations Dev. C., 6s, 2026                                             350            351,834
                                                                                                       ---------
                                                                                                    $37,196,658
-------      ------------------------------------------------------------------       ---------        ---------
           Refunded and Special Obligation - 11.4%
BBB+        New York, NY, 8s, 2001                                                    $  490        $   580,429
BBB+        New York, NY, 8.25s, 2001                                                  1,840          2,222,812
A-          New York, NY, Municipal Water & Sewer Finance Authority, 7s, 2001            530            598,576
A-          New York, NY, Municipal Water & Sewer Finance Authority, 7s, 2001            225            254,112
A-          New York, NY, Municipal Water & Sewer Finance Authority, 7.375s,
              2001                                                                     2,000          2,309,220
AAA         New York Local Government Assistance Corp., 7.25s, 2001                    2,500          2,870,375
AAA         New York Medical Care Facilities Finance Agency (Buffalo General
              Hospital), FHA, 7.7s, 1998                                                 500            557,760
AAA         New York Medical Care Facilities Finance Agency (Catholic), FHA,
              8.3s, 1998                                                                 515            571,583

                                                                              11



Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Refunded and Special Obligation - continued
AAA     New York Medical Care Facilities Finance Agency (Long Island Hospital), 8.1s, 1998                $1,500      $ 1,658,130
AAA     New York Medical Care Facilities Finance Agency, Mental Health Svcs., 7.875s, 2000                   225          262,523
AAA     New York Medical Care Facilities Finance Agency, Mental Health Svcs., 7.875s, 2000                   560          653,391
AAA     New York Medical Care Facilities Finance Agency, Mental Health Svcs., 7.3s, 2001                     750          868,672
AAA     New York Medical Care Facilities Finance Agency (Presbyterian Hospital), FHA, 7.7s, 2000             750          869,392
AAA     New York Medical Care Facilities Finance Agency (St. Luke's Hospital), FHA, 7.45s, 2000            2,600        2,954,536
AA-     New York Power Authority, General Purpose, 8s, 1998                                                  380          417,209
AAA     Puerto Rico Aqueduct & Sewer Authority, 9s, 2005                                                     250          326,030
AAA     Triborough Bridge & Tunnel Authority, NY, 7.375s, 2000                                             1,000        1,126,340
                                                                                                                           ------
                                                                                                                      $19,101,090
-----------------------------------------------------------------------------------------------------     ---------        ------
       Single Family Housing Revenue - 4.3%
NR      New York, NY, Housing Development Authority (South Bronx Cooperatives), 8.1s, 2023                $  580      $   608,843
NR      New York Mortgage Agency Rev., 7.375s, 2011                                                        1,295        1,378,061
NR      New York Mortgage Agency Rev., 8s, 2011                                                              780          855,714
NR      New York Mortgage Agency Rev., 6.45s, 2017                                                         2,355        2,425,273
NR      New York Mortgage Agency Rev., 8s, 2021                                                              325          353,834
NR      New York Mortgage Agency Rev., 8s, 2022                                                              555          598,045
NR      New York Mortgage Agency Rev., 7.75s, 2023                                                           995        1,064,899
                                                                                                                           ------
                                                                                                                      $ 7,284,669
-----------------------------------------------------------------------------------------------------     ---------        ------
       Multi-Family Housing Revenue - 0.6%
BBB+    New York Dormitory Authority Rev., 5.7s, 2022                                                     $  650      $   595,166
BBB     New York Dormitory Authority Rev., 5.6s, 2023                                                        425          385,118
                                                                                                                           ------
                                                                                                                      $   980,284
-----------------------------------------------------------------------------------------------------     ---------        ------
       Insured Health Care Revenue - 13.6%
AAA     New York Dormitory Authority Rev. (St. Vincent's Hospital), FHA, 7.375s, 2011                     $2,500      $ 2,743,750
AAA     New York Medical Care Facilities Finance Agency (St. Lukes), 5.6s, 2013                              930          913,167
AAA     New York Medical Care Facilities Finance Agency (Mount Sinai), MBIA, FHA, 5.75s, 2019              6,000        5,840,040
AAA     New York Medical Care Facilities Finance Agency (Presbyterian), 5.5s, 2024                           875          811,930
AAA     New York Medical Care Facilities Finance Agency (Presbyterian), MBIA, 5.375s, 2025                 4,945        4,578,179
AAA     New York Medical Care Facilities Finance Agency (NY Hospital), AMBAC, FHA, 6.5s, 2029              2,550        2,659,073
AA      New York Medical Care Facilities Finance Agency (Montefiore Medical), FHA, 7.25s, 2009             3,190        3,456,205
AA      New York Medical Care Facilities Finance Agency (Montefiore Medical), FHA, 7.25s, 2024            $1,750      $ 1,888,127
                                                                                                                           ------
                                                                                                                      $22,890,471
-----------------------------------------------------------------------------------------------------     ---------        ------
       Health Care Revenue - 1.8%
NR      Albany, NY, Industrial Development Authority, Civic Facilities Rev., 8.25s, 2004                  $2,135      $ 2,266,238
NR      Tompkins County, NY, Industrial Development Authority, 7.875s, 2024                                  700          705,901
                                                                                                                           ------
                                                                                                                      $ 2,972,139
-----------------------------------------------------------------------------------------------------     ---------        ------
       Electric and Gas Utility Revenue - 3.7%
AAA     New York Power Authority, FGIC, 6.5s, 2008                                                        $2,500      $ 2,802,000
AA-     New York Power Authority, 5.25s, 2018                                                                525          479,288
A-      Puerto Rico Electric Power, 0s, 2017                                                                 500          130,825
A+      Puerto Rico Telephone Authority, 5.5s, 2013                                                          250          241,027
NR      Virgin Islands Water & Power Authority, Electric Systems Rev., 7.4s, 2011                          2,450        2,569,952
                                                                                                                           ------
                                                                                                                      $ 6,223,092
-----------------------------------------------------------------------------------------------------     ---------        ------
       Water and Sewer Utility Revenue - 9.9%
AAA     Buffalo, NY, Municipal Water Authority, FGIC, 5s, 2025                                            $1,000      $   873,170
A-      New York, NY, Municipal Water & Sewer Finance Authority, 6s, 2010                                    620          639,232
A-      New York, NY, Municipal Water & Sewer Finance Authority, 7.1s, 2012                                2,000        2,199,160
A-      New York, NY, Municipal Water & Sewer Finance Authority, 7s, 2015                                    745          813,242
A-      New York, NY, Municipal Water & Sewer Finance Authority, 6s, 2017                                    200          196,380
A-      New York, NY, Municipal Water & Sewer Finance Authority, 7.6s, 2020                                  470          522,668
A-      New York, NY, Municipal Water & Sewer Finance Authority, 5.5s, 2023                                1,500        1,382,125
A-      New York Environmental Facilities Corp., Pollution Control Rev., 5.75s, 2010                       3,235        3,313,966
A       New York Environmental Facilities Corp., Pollution Control Rev., 6.875s, 2010                      2,000        2,186,960
NR      New York Environmental Facilities Corp., Water Facilities Rev., 8.85s, 2015                        2,500        2,791,650
AAA     Suffolk County, NY, Water Authority, 5.1s, 2012                                                    1,895        1,761,573
                                                                                                                           ------
                                                                                                                      $16,680,126
-----------------------------------------------------------------------------------------------------     ---------        ------
       Turnpike Revenue - 7.0%
AAA     Buffalo & Fort Erie, NY, MBIA, 5.75s, 2025                                                        $3,255      $ 3,160,865
A       New York Throughway Authority, 5.75s, 2019                                                           500          486,200
BBB     Triborough Bridge & Tunnel Authority, NY, 0s, 2012                                                   360          132,879
A+      Triborough Bridge & Tunnel Authority, NY, 6.625s, 2012                                               250          274,782
A+      Triborough Bridge & Tunnel Authority, NY, 5.5s, 2017                                               8,000        7,623,120
                                                                                                                           ------
                                                                                                                      $11,677,846
-----------------------------------------------------------------------------------------------------     ---------        ------
       Airport and Port Revenue - 1.1%
A       New York, NY, Industrial, 6s, 2019                                                                $2,000      $ 1,915,140
-----------------------------------------------------------------------------------------------------     ---------        ------

12

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Industrial Revenue (Corporate Guarantee) - 3.8%
A+      Allegany County, NY, Industrial Development Authority, Solid Waste Rev. (Atlantic
          Richfield), 6.625s, 2016                                                                        $1,000     $  1,037,970
NR      Fulton County, NY, Industrial Development
          Agency (Crossroads Incubator), 8.75s, 2009                                                       1,160        1,249,076
NR      Monroe County, NY, Industrial Development
          Agency (Weyerhaeuser Co.), 9s, 2006                                                              1,000        1,036,900
BB+     New York Energy Rev. (Long Island Lighting Company), 6.9s, 2022                                    2,000        2,004,180
BB+     New York, NY, Industrial Development Agency, Special Facilities Rev. (American Airlines),
          6.9s, 2024                                                                                       1,000        1,035,200
                                                                                                                           ------
                                                                                                                     $  6,363,326
-----------------------------------------------------------------------------------------------------     ---------        ------
       Universities - 2.3%
AAA     New York Dormitory Authority Rev. (Fordham University), FGIC, 5.5s, 2023                          $1,000     $    939,170
AA      New York Dormitory Authority Rev. (Cornell University), 7.375s, 2020                               1,500        1,688,940
AA      New York Dormitory Authority Rev. (Menorah Campus), FHA, 7.4s, 2031                                1,095        1,216,983
                                                                                                                           ------
                                                                                                                     $  3,845,093
-----------------------------------------------------------------------------------------------------     ---------        ------
       Other - 3.5%
AA      Battery Park City Authority, 5.7s, 2020                                                           $4,000     $  3,838,200
NR      Dutchess, NY, Industrial Development Agency, Civic Facilities Rev., 8.625s, 2016                   1,145        1,224,955
BBB     Virgin Islands Public Finance Authority, Highway Rev., 7.7s, 2004                                    800          883,064
                                                                                                                           ------
                                                                                                                     $  5,946,219
-----------------------------------------------------------------------------------------------------     ---------        ------
       Special Assessment District - 0.4%
A       Grand Central, NY, Business Improvement Dist. Capital, 5.25s, 2022                                $  810     $    729,720
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Municipal Bonds (Identified Cost, $150,241,326)                                                                $159,565,135
-------------------------------------------------------------------------------------------------------------------      --------

Call Options Purchased - 0.2%
 ---------------------------------------------------------------------------------------------------      ----------     --------
                                                                                                           Principal
                                                                                                              Amount
                                                                                                                  of
                                                                                                           Contracts
                                                                                                                (000
                                Issuer/Expiration Date/Strike Price                                         Omitted)
 ---------------------------------------------------------------------------------------------------      ----------     --------
NR      Georgia Municipal Electric Authority/ 2003/102                                                    $    1     $     19,194
NR      North Carolina Eastern Municipal Power Agency/2003/102                                                 5           81,150
NR      State of New Jersey, "D"/2003/102                                                                      2          152,300
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Call Options Purchased (Premiums Paid, $555,000)                                                               $    252,644
-------------------------------------------------------------------------------------------------------------------      --------

Short-Term Obligations - 0.9%
 ---------------------------------------------------------------------------------------------------      ----------     --------
                                                                                                           Principal
                                                                                                              Amount
                                                                                                                (000
                                               Issuer                                                       Omitted)
 ---------------------------------------------------------------------------------------------------      ----------     --------
NR      New York City, NY, Municipal Water Finance Authority, due 2022, at Amortized Cost and Value       $1,500     $  1,500,000
-----------------------------------------------------------------------------------------------------     ---------        ------

Floating Rate Demand Notes - 0.5%
-----------------------------------------------------------------------------------------------------     ---------        ------
NR      New York, NY, Municipal, 0s, due 2023                                                             $  600     $    600,000
AAA     New York, NY, Municipal Water & Sewage Authority, due 2024                                           200          200,000
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Floating Rate Demand Notes, at Identified Cost                                                                 $    800,000
-------------------------------------------------------------------------------------------------------------------      --------
Total Investments (Identified Cost, $153,096,326)                                                                    $162,117,779

Other Assets, Less Liabilities - 3.4%                                                                                $  5,657,120
---------------------------------------------------------------------------------------------------      ----------      --------
Net Assets - 100.0%                                                                                                  $167,774,899
-------------------------------------------------------------------------------------------------------------------      --------
 [S]Indexed security.
[SS]When-issued security. At September 30, 1995, the Fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

See notes to financial statements









Municipal Bonds - 96.9%
---------------------------------------------------------------------------------------------------    ----------------------
       General Obligation - 12.0%
AAA     Bangor, PA, Area School District (Northampton), AMBAC, 5.4s, 2017                                 $  750        $706,297
AAA     Bedford, PA, Area School, MBIA, 5.5s, 2017                                                           500         480,425
AAA     Berks County, PA, FGIC, 0s, 2018                                                                   2,200         561,308
AAA     Dauphin County, PA, General Authority Hospital Revenue, MBIA, 0s, 2020                               940         209,225
A       Dauphin County, PA, General Authority Hospital Revenue, Variable Rate Demand, 5.8s, 2026             400         394,548
BBB-    Greene County, PA, 6s, 2010                                                                          100          98,971
AAA     Lehigh County, PA, FGIC, 5.125s, 2011                                                                500         468,670
AAA     Montour Pittsburgh, PA, MBIA, 0s, 2019                                                             1,190         305,175
AAA     Northeastern York County, PA, School District, FGIC, 0s, 2012                                        415         162,667
AAA     Oley Valley, PA, School District, AMBAC, 0s, 2011                                                    810         334,764
AA-     State of Pennsylvania, 6.25s, 2010                                                                  300           321,426
AA-     State of Pennsylvania, 5.375s, 2012                                                                 500           481,445
A       Southeastern Area Special Schools Authority Rev., 0s, 2007                                          360           174,884
AAA     Southern Fulton, PA, School District, CAP GTY, 0s, 2016                                             460           133,574
                                                                                                                           ------
                                                                                                                       $4,833,379
-----------------------------------------------------------------------------------------------------     ---------        ------
        State and Local Appropriation - 3.6%
AAA     Philadelphia, PA, Municipal Authority Rev., FGIC, 5.625s, 2014                                     $600        $  581,778
NR      Philadelphia, PA, Municipal Authority Rev. (Justice Lse), 8.625s, 2016                              400           438,812
AAA     State of Pennsylvania, Certificates of Participation, AMBAC, 5.25s, 2010                            250           234,980
AAA     State of Pennsylvania, Certificates of Participation, AMBAC, 5s, 2015                               250           221,230
                                                                                                                           ------
                                                                                                                       $1,476,800
-----------------------------------------------------------------------------------------------------     ---------        ------
        Refunded and Special Obligation - 6.0%
AAA     Allegheny County, PA, Sanitation Authority, FGIC, 7.45s, 1999                                      $200        $  220,744
AAA     Bethlehem, PA, Authority, Water Rev., MBIA, 6.1s, 2002                                              500           543,455
AAA     Philadelphia, PA, Gas Works Rev., ETM, 6s, 2013                                                     645           644,967
AAA     Puerto Rico Highway and Special Obligation & Transport Authority, Highway Rev., 6.5s, 2002          250           280,777
AAA     Schuylkill County, PA, Redevelopment Authority Rev., FGIC, 7s, 2007                                 300           332,916
AAA     Westmoreland County, PA, MBIA, ETM, 5.25s, 2009                                                     400           395,592
                                                                                                                           ------
                                                                                                                       $2,418,451
-----------------------------------------------------------------------------------------------------     ---------        ------
        Single Family Housing Revenue - 4.4%
AA      Pennsylvania Housing Finance Agency, 6.75s, 2014                                                   $500        $  516,800
AA      Pennsylvania Housing Finance Agency, 6.4s, 2016                                                     500           506,760
AA      Pennsylvania Housing Finance Agency, 6.65s, 2021                                                    250           256,657
AA      Pennsylvania Housing Finance Agency, 6.125s, 2024                                                   500           495,055
                                                                                                                           ------
                                                                                                                       $1,775,273
-----------------------------------------------------------------------------------------------------     ---------        ------
                                                                              13



Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Multi-Family Housing Revenue - 3.2%
NR      Montgomery, PA, Redevelopment Authority (KBF Associates), 6.5s, 2025                              $  250       $  234,975
AAA     Pennsylvania Housing Finance Agency, Rental Housing, FNMA, 5.75s, 2014                               275          268,727
AAA     Pennsylvania Housing Finance Agency, Rental Housing, FNMA, 5.8s, 2022                                800          773,624
                                                                                                                           ------
                                                                                                                       $1,277,326
-----------------------------------------------------------------------------------------------------     ---------        ------
       Insured Health Care Revenue - 11.0%
AAA     Allegheny County, PA, Hospital Authority (Magee Women's), FGIC, 0s, 2015                          $1,000       $  304,860
AAA     Blair County, PA, Hospital Authority (Altoona), AMBAC, 5.5s, 2008                                    470          469,793
AAA     Butler County, PA, Hospital Authority, Hospital Rev. (Butler Memorial Hospital), FSA,
          5.25s, 2016                                                                                        400          364,128
AAA     Dauphin County, PA, General Authority Hospital Revenue (Hapsco Project), MBIA, 5.8s, 2002            355          375,604
AAA     Dauphin County, PA, General Authority Hospital Revenue (Western PA Hospital), MBIA, 5.5s,
          2023                                                                                               700          648,480
AAA     Delaware County, PA, Hospital (Crozer Chester), MBIA, 5.3s, 2020                                     500          454,745
AAA     Lehigh County, PA, Hospital Rev. (LeHigh Valley), MBIA, 7s, 2016                                     250          282,960
NR      Philadelphia, PA, Health & Education Facilities Authority (St. Agnes Hospital), FHA, 7.25s,
          2031                                                                                               500          537,825
AAA     Sayre, PA, Health Care Facilities (VHA PA), AMBAC, 6.375s, 2022                                      160          164,692
AAA     Sewickley Valley, PA, Hospital Authority (Sewickley Valley Hospital), MBIA, 5.75s, 2016              850          830,662
                                                                                                                           ------
                                                                                                                       $4,433,749
-----------------------------------------------------------------------------------------------------     ---------        ------
       Health Care Revenue - 7.7%
A-      Butler County, PA, Industrial Development Authority (Sherwood Oaks), 5.75s, 2011                  $  400       $  377,260
AA-     Chester County, PA, Health & Education (Main Line), 5.5s, 2015                                       335          315,714
BBB-    Cumberland County, PA, Municipal Rfdg. (Carlisle Hospital), 6.8s, 2023                               500          475,875
NR      Montgomery County, PA (AHF-Amber), 8.5s, 2023                                                        210          203,330
AA      Philadelphia, PA, Health & Educational Facilities Authority (Childrens), 5.375s, 2014                500          459,515
BBB+    Philadelphia, PA, Health & Educational Facilities Authority (Graduate Health), 6.25s, 2018           300          281,898
BBB     Philadelphia, PA, Health & Educational Facilities Authority (Jeanes Health), 6.6s, 2010              500          480,465
A-      Philadelphia, PA, Health & Educational Facilities Authority (Temple University), 6.625s,
          2023                                                                                               250          247,302
A-      Union County, PA, Hospital Authority Rev. (Evangelical), 5.875s, 2023                                300          272,403
                                                                                                                           ------
                                                                                                                       $3,113,762
-----------------------------------------------------------------------------------------------------     ---------        ------
       Electric and Gas Utility Revenue - 8.1%
A       Harrisburg, PA, Authority Rev., 5.875s, 2021                                                      $1,000       $  974,130
AAA     Luzerne County, PA, Industrial Development Authority, AMBAC, 7.2s, 2017                              500          551,620
BBB-    Luzerne County, PA, Industrial Development Authority, 6s, 2019                                       300          281,772
NR      Pennsylvania Economic Development (Northampton Generating), 6.5s, 2013                               250          242,285
BBB     Philadelphia, PA, Gas Works Rev., 6.375s, 2014                                                       750          753,555
BBB     Philadelphia, PA, Gas Works Rev., 5.25s, 2015                                                        250          216,362
NR      Schuylkill County, PA, Industrial Development Authority (Schuykill Energy Res.), 6.5s, 2010          240          238,927
                                                                                                                           ------
                                                                                                                       $3,258,651
-----------------------------------------------------------------------------------------------------     ---------        ------
       Water and Sewer Utility Revenue - 9.3%
AAA     Bethlehem, PA, , Water Rev., MBIA, 5.2s, 2021                                                     $  250       $  224,972
AAA     Center Township, PA, Sewer Refunding, MBIA, 5.5s, 2016                                               300          287,163
AAA     Highland, PA, Sewer & Water Rev., FSA, 5.35s, 2013                                                   500          469,715
AAA     Lancaster, PA, Sewer Authority, FGIC, 6.85s, 2011                                                    250          261,167
AAA     Meadville, PA, Area Water Authority, FSA, 5.125s, 2014                                               250          228,927
BBB     Philadelphia, PA, Water Rev., 5.75s, 2013                                                            275          262,234
AAA     Philadelphia, PA, Water Rev., FSA, 5.75s, 2013                                                       300          297,294
AAA     Philadelphia, PA, Water Rev., MBIA, 5.5s, 2014                                                       500          478,415
AAA     Philadelphia, PA, Water Rev., MBIA, 5.25s, 2023                                                      500          453,985
NR      Smithfield, PA, Sewer Authority, 6.2s, 2018                                                          350          344,015
AAA     Wilkinsburg, PA, Water Authority Rev., FGIC, 5s, 2012                                                500          456,560
                                                                                                                           ------
                                                                                                                       $3,764,447
-----------------------------------------------------------------------------------------------------     ---------        ------
       Turnpike Revenue - 6.7%
A       Commonwealth of Puerto Rico, Highway & Transportation Authority, 5.5s, 2013                       $  500       $  479,100
A       Commonwealth of Puerto Rico, Highway & Transportation Authority, 5.5s, 2015                          500          475,060
A       Commonwealth of Puerto Rico, Highway & Transportation Authority, 5.5s, 2018                          750          698,257
AAA     Delaware River Junction Toll Bridge (Pennsylvania Bridge), FGIC, 6.25s, 2012                       1,000        1,041,574
                                                                                                                           ------
                                                                                                                       $2,693,991
-----------------------------------------------------------------------------------------------------     ---------        ------
       Airport and Port Revenue - 1.9%
AAA     Allegheny County, PA, Airport Rev. (Gtr Pitts), FGIC, 7.75s, 2019                                 $  750       $  789,885
-----------------------------------------------------------------------------------------------------     ---------        ------
       Sales and Excise Tax Revenue - 2.4%
AAA     Pennsylvania Inter Govt. Cooperative Authority Spl Tax, MBIA, 5.6s, 2015                          $1,000       $  965,100
-----------------------------------------------------------------------------------------------------     ---------        ------

14


Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                                                                         Principal
                                                                                                          Amount
S&P Bond                                                                                                   (000
Rating           Issuer                                                                                  Omitted)         Value
 ---------------------------------------------------------------------------------------------------    ------------   ----------
       Industrial Revenue (Corporate Guarantee) - 7.3%
BBB-    Beaver County, PA, Industrial Development Rev. (J Ray McDermott Project), 6.8s, 2009               $835       $   837,095
A-      Erie County, PA, Industrial Development Authority, Environmental Improvement (International
          Paper), 7.625s, 2018                                                                              250           281,145
NR      Hampden, PA, Industrial Development Authority (K-Mart), 5.75s, 2008                                 250           241,752
A       New Morgan, PA, Industrial Development Rev. (Browning Ferris), 6.5s, 2019                           500           510,960
NR      Northampton County, PA, Industrial Development Rev. (Bethlehem Steel), 7.55s, 2017                  800           824,480
BBB-    Pennsylvania Economic Development Authority (MacMillam Bloedel), 7.6s, 2020                         250           271,972
                                                                                                                           ------
                                                                                                                      $ 2,967,404
-----------------------------------------------------------------------------------------------------     ---------        ------
       Universities - 5.9%
AAA     Allegheny County, PA, Higher Education & Building Authority Rev. (Community College), CAP
          GTY, 5s, 2010                                                                                    $500       $   462,325
AAA     Northampton County, PA, Higher Education Facilities Authority Rev. (LaFayette), FGIC, 5s,
          2015                                                                                              690           614,258
AA-     Pennsylvania State University, 5.1s, 2018                                                           250           225,825
A+      State of Pennsylvania, Higher Education Facilities Authority Rev. (Thomas Jefferson
          University), 6s, 2019                                                                             625           624,868
AA-     State of Pennsylvania, Higher Education Facilities Authority Rev. (Univ. of Penn.), 7s,
          2008                                                                                              400           450,232
                                                                                                                           ------
                                                                                                                      $ 2,377,508
-----------------------------------------------------------------------------------------------------     ---------        ------
       Other - 7.4%
BBB-    Pennsylvania Convention, 6.75s, 2019                                                               $250       $   262,570
A       Pennsylvania Finance Authority Rev., 6.6s, 2009                                                     900           959,130
AAA     Philadelphia, PA, Municipal Lease Refunding, FGIC, 5.625s, 2018                                     650           624,364
A       Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Refunding, 5.5s, 2010                       400           377,136
AAA     State of Pennsylvania, Industrial Development Authority Rev., AMBAC, 5.8s, 2009                     400           412,160
AAA     State of Pennsylvania, Industrial Development Authority Rev., AMBAC, 7s, 2007                       300           345,399
                                                                                                                           ------
                                                                                                                      $ 2,980,759
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Municipal Bonds (Identified Cost, $38,846,464)                                                                  $39,126,485
-------------------------------------------------------------------------------------------------------------------      --------

Floating Rate Demand Notes - 1.7%
-------------------------------------------------------------------------------------------------------------------      ---------
AAA     Allegheny County, PA, Hospital (Presbyterian), MBIA, due 2020                                      $190       $   190,000
AAA     Allegheny County, PA, Hospital (Presbyterian), due 2020                                             200           200,000
NR      Allegheny County, PA, Hospital (Presbyterian), due 2020                                             200           200,000
A+      Delaware County, PA, Airport Facilities (UPS), due 2015                                             100           100,000
-----------------------------------------------------------------------------------------------------     ---------        ------
Total Floating Rate Demand Notes, at Identified Cost                                                                  $   690,000
-------------------------------------------------------------------------------------------------------------------      --------
Total Investments (Identified Cost, $39,536,464)                                                                      $39,816,485

Other Assets, Less Liabilities - 1.4%                                                                                     555,560
---------------------------------------------------------------------------------------------------      ----------      --------
Net Assets - 100.0%                                                                                                   $40,372,045
-------------------------------------------------------------------------------------------------------------------      --------
See notes to financial statements

                                                                              15

Financial Statements

Statements of Assets and Liabilities (Unaudited)

                                           Alabama       Arkansas        Georgia  Massachusetts      New York     Pennsylvania
September 30, 1995                            Fund           Fund           Fund           Fund          Fund             Fund
-----------------------------------    -----------    -----------   -----------    -----------    -----------    -------------
Assets:
 Investments -
  Identified cost                      $84,439,381   $180,403,031    $75,424,029   $242,157,698  $153,096,326     $39,536,464
  Unrealized appreciation                4,986,796      5,470,928      5,412,923     17,131,314     9,021,453         280,021
                                         ---------      ---------      ---------      ---------      ---------    -----------
    Total, at value                    $89,426,177   $185,873,959    $80,836,952   $259,289,012  $162,117,779     $39,816,485
 Cash                                       19,970             --         58,502             --        91,800          78,205
 Receivable for Fund shares sold            92,489         15,297         37,516        133,138        58,110         149,774
 Receivable for investments sold            60,000      2,219,110        756,775     12,350,400     4,524,503              --
 Interest receivable                     1,498,645      2,729,340      1,311,630      4,817,696     2,433,309         662,138
 Deferred organization expenses                 --             --             --             --            --           4,119
 Other assets                                1,143          5,332          1,075            353         2,124             301
                                         ---------      ---------      ---------      ---------      ---------    -----------
    Total assets                       $91,098,424   $190,843,038    $83,002,450   $276,590,599  $169,227,625     $40,711,022
                                         ---------      ---------      ---------      ---------      ---------    -----------
Liabilities:
 Cash overdraft                        $        --   $         --    $        --   $    742,352  $         --     $        --
 Distributions payable                     234,820        434,789        171,817        660,742       270,452          68,021
 Payable for Fund shares reacquired         30,011        226,033        443,464        245,746        83,149         202,108
 Payable for investments purchased              --             --             --      7,820,635       959,148              --
 Payable for daily variation margin
  on open futures contracts                     --         55,000             --             --            --          59,125
 Payable to affiliates -
  Management fee                             2,722          5,703          2,472          8,013         4,982             221
  Shareholder servicing agent fee              761          1,585            711          2,224         1,462              --
  Distribution fee                          54,548         48,839         47,392        166,047        91,117           5,636
 Accrued expenses and other
  liabilities                               44,720         67,095         59,325         74,105        42,416           3,866
                                         ---------      ---------      ---------      ---------      ---------    -----------
    Total liabilities                  $   367,582   $    839,044    $   725,181   $  9,719,864  $  1,452,726     $   338,977
                                         ---------      ---------      ---------      ---------      ---------    -----------
Net assets                             $90,730,842   $190,003,994    $82,277,269   $266,870,735  $167,774,899     $40,372,045
                                         =========      =========      =========      =========      =========    ===========
Net assets consist of:
 Paid-in capital                       $85,879,277   $192,617,972    $80,984,952   $257,906,579  $164,295,102     $41,437,307
 Unrealized appreciation on
  investments                            4,986,796      5,451,825      5,412,923     17,131,314     9,021,453         259,485
 Accumulated net realized loss on
   investments                            (129,396)    (7,738,941)    (3,914,281)    (7,030,272)   (4,892,783)     (1,332,681)
 Accumulated undistributed
  (distributions in excess of) net
  investment income                         (5,835)      (326,862)      (206,325)    (1,136,886)     (648,873)          7,934
                                         ---------      ---------      ---------      ---------      ---------    -----------
    Total                              $90,730,842   $190,003,994    $82,277,269   $266,870,735  $167,774,899     $40,372,045
                                         =========      =========      =========      =========      =========    ===========
Shares of beneficial interest
  outstanding:
 Class A                                 8,140,938     18,709,032      6,921,256     23,360,736    13,216,842       1,807,335
 Class B                                   474,078        782,182        903,990        909,113     2,545,413       2,494,881
                                         ---------      ---------      ---------      ---------      ---------    -----------
    Total shares of beneficial
      interest outstanding               8,615,016     19,491,214      7,825,246     24,269,849    15,762,255       4,302,216
                                         =========      =========      =========      =========      =========    ===========
Net assets:
 Class A                               $85,738,012   $182,380,213    $72,768,788   $256,869,326  $140,685,914     $16,940,202
 Class B                                 4,992,830      7,623,781      9,508,481     10,001,409    27,088,985      23,431,843
                                         ---------      ---------      ---------      ---------      ---------    -----------
    Total net assets                   $90,730,842   $190,003,994    $82,277,269   $266,870,735  $167,774,899     $40,372,045
                                         =========      =========      =========      =========      =========    ===========
Class A shares:
 Net asset value and redemption
  price per share
   (net assets / shares of
    beneficial interest
    outstanding)                          $10.53          $9.75         $10.51         $11.00         $10.64          $9.37
                                         =========      =========      =========      =========      =========    ===========
 Offering price per share
  (100/95.25 of net asset value
    per share)                            $11.06         $10.24         $11.03         $11.55         $11.17          $9.84
                                         =========      =========      =========      =========      =========    ===========
Class B shares:
 Net asset value and offering price
  per share
   (net assets / shares of
    beneficial interest
  outstanding)                            $10.53          $9.75         $10.52         $11.00         $10.64          $9.39
                                         =========      =========      =========      =========      =========    ===========

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statements of Operations (Unaudited)

                                                    Alabama     Arkansas       Georgia Massachusetts      New York   Pennsylvania
Six Months Ended September 30, 1995                    Fund         Fund          Fund          Fund          Fund           Fund
 --------------------------------------------    ----------    ----------    ----------    ----------   ----------   ------------
Net investment income:
 Interest income                                $2,859,524   $ 5,889,582    $2,649,106   $ 9,067,307    $5,300,663     $1,103,622
                                                  --------      --------     --------      ----------   ----------   ------------
 Expenses -
  Management fee                                $  248,052   $   536,093    $  230,587   $   741,410    $  466,324        102,149
  Trustees' compensation                             8,166         7,682         7,763         7,954         5,941          7,765
  Shareholder servicing agent fee (Class A)         64,078       141,022        55,968       195,182       108,809         12,412
  Shareholder servicing agent fee (Class B)          5,240         8,218        10,149        10,298        26,943         22,594
  Distribution and service fees (Class A)          149,396        62,282       130,491       455,423       253,679             --
  Distribution and service fees (Class B)           23,815        28,338        46,129        46,808       122,466         79,210
  Custodian fee                                     21,011        41,995        15,301        56,764        35,971          8,817
  Printing                                           8,886        17,732         6,976        13,370        13,091          4,893
  Postage                                            2,055         6,565         4,563         8,457         7,687          2,335
  Auditing fees                                      1,700         1,700            --         1,600         1,750          1,700
  Legal fees                                           228         1,294         2,949         5,169        14,123         13,165
  Amortization of organization expenses                 --         1,119            --            --            --            881
  Miscellaneous                                     26,450        37,249        38,168        35,746        45,524          9,889
                                                   --------      --------     --------      --------    ----------     -----------
    Total expenses                              $  559,077   $   891,289    $  549,044   $ 1,578,181    $1,102,308     $  265,810
  Fees paid indirectly                              (4,458)       (7,489)           --       (11,725)       (2,877)        (2,119)
  Preliminary reduction of expenses by
    investment adviser and distributor             (42,599)           --       (37,211)           --       (72,330)      (165,782)
                                                   --------      --------     --------      --------    ----------      ----------
    Net expenses                                $  512,020   $   883,800    $  511,833   $ 1,566,456    $1,027,101     $   97,909
                                                   --------      --------     --------      --------    ----------     ----------
     Net investment income                      $2,347,504   $ 5,005,782    $2,137,273   $ 7,500,851    $4,273,562     $1,005,713
                                                   --------      --------     --------      --------    ----------     ----------
Realized and unrealized gain (loss) on
  investments:
 Realized gain (loss) (identified cost
  basis) -
  Investment transactions                       $  897,039   $   264,202    $  150,983   $   886,214    $1,751,947     $  133,527
  Futures contracts                                (22,364)   (2,100,752)     (618,038)           --      (155,746)      (478,483)
                                                   --------      --------     --------      --------    ----------      ----------
    Net realized gain (loss) on investments     $  874,675   $(1,836,550)   $ (467,055)  $   886,214    $1,596,201     $ (344,956)
                                                   --------      --------     --------      --------    ----------      ----------
 Change in unrealized appreciation
   (depreciation) -
   Investments                                  $  752,493   $ 3,837,678    $1,588,895   $ 3,075,822    $1,113,563     $  843,231
   Futures contracts                                    --      (172,519)      124,147            --            --        (40,471)
                                                   --------      --------     --------      --------    ----------      ----------
   Net unrealized gain on investments           $  752,493   $ 3,665,159    $1,713,042   $ 3,075,822    $1,113,563     $  802,760
                                                   --------      --------     --------      --------    ----------     ----------
    Net realized and unrealized gain
      on investments                            $1,627,168   $ 1,828,609    $1,245,987   $ 3,962,036    $2,709,764     $  457,804
                                                   --------      --------     --------      --------    ----------     ----------
     Increase in net assets from
       operations                               $3,974,672   $ 6,834,391    $3,383,260   $11,462,887    $6,983,326     $1,463,517
                                                   ========      ========     ========      ========    ==========     ==========

See notes to financial statements

Statements of Changes in Net Assets (Unaudited)

                                                     Alabama      Arkansas       Georgia  Massachusetts      New York  Pennsylvania
Six Months Ended September 30, 1995                     Fund          Fund          Fund           Fund          Fund    Fund
---------------------------------------------      ---------     ---------      ---------     ---------     ---------    ---------
Increase (decrease) in net assets:
From operations -
 Net investment income                           $ 2,347,504  $  5,005,782   $ 2,137,273   $  7,500,851  $  4,273,562   $ 1,005,713
 Net realized gain (loss) on investments             874,675    (1,836,550)     (467,055)       886,214     1,596,201      (344,956)
 Net unrealized gain on investments                  752,493     3,665,159     1,713,042      3,075,822     1,113,563       802,760
                                                     -------       -------       -------        -------       -------        -------
  Increase in net assets from operations         $ 3,974,672  $  6,834,391   $ 3,383,260   $ 11,462,887  $  6,983,326   $ 1,463,517
                                                     -------       -------       -------        -------       -------       -------
Distributions declared to shareholders -
 From net investment income (Class A)            $(2,230,204) $ (4,841,273)  $(1,936,334)  $ (7,270,402) $ (3,742,337)  $  (484,356)
 From net investment income (Class B)               (104,568)     (164,509)     (200,939)      (227,347)     (531,225)     (521,952)
 In excess of net investment income (Class A)             --        (5,648)       (8,137)      (102,295)      (58,165)           --
 In excess of net investment income (Class B)             --          (192)         (844)        (3,101)       (8,257)           --
                                                     -------       -------       -------        -------       -------       -------
  Total distributions declared to
  shareholders                                   $(2,334,772) $ (5,011,622)  $(2,146,254)  $ (7,603,145) $ (4,339,984)  $(1,006,308)
                                                     -------       -------       -------        -------       -------     -------
Fund share (principal) transactions -
 Net proceeds from sale of shares                $ 3,903,208  $  5,976,716   $ 5,218,651   $  8,005,967  $ 16,712,537   $ 2,970,674
 Issued in connection with the acquisition of
  the Advantage  Fund                                     --            --            --             --    14,684,566    14,818,825
 Net asset value of shares issued to
  shareholders in  reinvestment of
  distributions                                      941,892     2,291,435     1,122,383      3,460,737     2,637,766       621,687
 Cost of shares reacquired                        (3,954,660)  (14,423,020)   (8,428,004)   (19,682,318)  (27,384,770)   (2,605,408)
                                                     -------       -------       -------        -------       -------       -------
  Increase (decrease) in net assets from Fund
  share   transactions                           $   890,440  $ (6,154,869)  $(2,086,970)  $ (8,215,614) $  6,650,099   $15,805,778
                                                     -------       -------       -------        -------       -------     -------
   Total increase (decrease) in net assets       $ 2,530,340  $ (4,332,100)  $  (849,964)  $ (4,355,872) $  9,293,441   $16,262,987
Net assets:
 At beginning of period                           88,200,502   194,336,094    83,127,233    271,226,607   158,481,458    24,109,058
                                                     -------       -------       -------        -------       -------      -------
 At end of period                                $90,730,842  $190,003,994   $82,277,269   $266,870,735  $167,774,899   $40,372,045
                                                     =======       =======       =======        =======       =======      =======
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at end of period                 $    (5,835) $   (326,862)  $  (206,325)  $ (1,136,886) $   (648,873)  $     7,934
                                                     =======       =======       =======        =======       =======      =======

Statements of Changes in Net Assets

                                                    Alabama      Arkansas       Georgia Massachusetts       New York   Pennsylvania
Year Ended March 31, 1995                              Fund          Fund          Fund          Fund           Fund      Fund
---------------------------------------------     ---------     ----------    ---------     ----------    ----------   -----------
Increase (decrease) in net assets:
From operations -
 Net investment income                         $  4,679,690  $ 10,867,210  $  4,725,659  $ 16,312,275   $  8,740,078    $ 1,233,943
 Net realized loss on investments                  (720,688)   (4,813,993)   (3,196,176)   (7,575,364)    (4,956,654)      (926,036)
 Net unrealized gain on investments               1,407,648     4,563,068     2,709,105     6,284,378      5,683,239      1,312,816
                                                    -------      --------       -------      --------       --------      ---------
  Increase in net assets from operations       $  5,366,650  $ 10,616,285  $  4,238,588  $ 15,021,289   $  9,466,663    $ 1,620,723
                                                    -------      --------       -------      --------       --------      ---------
Distributions declared to shareholders -
 From net investment income (Class A)          $ (4,455,164) $(10,558,798) $ (4,347,433) $(15,941,100)  $ (8,299,546)   $  (918,914)
 From net investment income (Class B)              (169,047)     (299,458)     (355,084)     (341,011)      (440,532)      (308,983)
 From net realized gain on investments (Class
  A)                                                     --            --       (44,822)     (438,055)            --        (13,401)
 From net realized gain on investments (Class
  B)                                                     --            --        (3,726)       (8,649)            --         (4,722)
 In excess of net investment income (Class A)            --            --            --            --       (106,916)           --
 In excess of net investment income (Class B)            --            --            --            --         (5,096)           --
 In excess of net realized gain on
  investments (Class A)                            (208,081)   (1,025,561)     (231,782)     (334,517)      (772,589)       (45,614)
 In excess of net realized gain on
  investments (Class B)                              (8,165)      (37,275)      (19,268)       (6,605)       (35,924)       (16,075)
                                                    -------      --------       -------      --------       --------       ---------
  Total distributions declared to
  shareholders                                 $ (4,840,457) $(11,921,092) $ (5,002,115) $(17,069,937)  $ (9,660,603)   $(1,307,709)
                                                    -------      --------       -------      --------       --------      ---------
Fund share (principal) transactions -
 Net proceeds from sale of shares              $ 12,406,978  $ 19,194,317  $ 14,621,961  $ 25,180,128   $ 78,439,130    $ 7,920,007
 Net asset value of shares issued to
  shareholders in  reinvestment of
  distributions                                   1,737,757     5,605,569     2,363,696     7,555,508      5,701,844        832,536
 Cost of shares reacquired                      (10,820,302)  (30,096,110)  (25,603,342)  (42,201,495)   (94,352,331)    (3,221,987)
                                                    -------      --------       -------      --------       --------      ---------
  Increase (decrease) in net assets from Fund
  share   transactions                         $  3,324,433  $ (5,296,224) $ (8,617,685) $ (9,465,859)  $(10,211,357)   $ 5,530,556
                                                    -------      --------       -------      --------       --------      ---------
   Total increase (decrease) in net assets     $  3,850,626  $ (6,601,031) $ (9,381,212) $(11,514,507)  $(10,405,297)   $ 5,843,570
Net assets:
 At beginning of period                          84,349,876   200,937,125    92,508,445   282,741,114    168,886,755     18,265,488
                                                    -------      --------       -------      --------       --------      ---------
 At end of period                              $ 88,200,502  $194,336,094  $ 83,127,233  $271,226,607   $158,481,458    $24,109,058
                                                    -------      --------       -------      --------       --------      ---------
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at end of period               $    (18,567) $   (321,022) $   (197,344) $ (1,034,592)  $   (582,451)   $     8,529
                                                    =======      ========       =======      ========       ========      =========

See notes to financial statements

Financial Highlights

                                            Alabama Fund
----------------------------------------     ------------------------    --------    ----------    ------    ------   --------
                                                                        Two
                                            Six Months      Year        Months
                                            Ended           Ended       Ended       Year Ended
                                            September       March       March       January
                                            30,             31,         31,         31,
----------------------------------------     ------------    --------    --------    ----------    ------    ------   --------
                                            1995            1995        1994        1994          1993      1992      1991
----------------------------------------     ------------    --------    --------    ----------    ------    ------   --------
                                            (Unaudited)
----------------------------------------     ------------    --------    --------    ----------    ------    ------   --------
                                            Class A
----------------------------------------     ------------    --------    --------    ----------    ------    ------   --------
Per share data (for a share outstanding throughout each
  period):
Net asset value - beginning of period          $ 10.34       $ 10.27     $ 10.98      $ 10.33    $  9.95   $  9.65    $  9.53
                                              ----------      ------      ------      --------      ----      ----      ------
Income from investment operations# -
 Net investment income[S]                      $  0.28       $  0.56     $  0.09      $  0.55    $  0.56   $  0.60    $  0.59
 Net realized and unrealized gain (loss)
   on investments                                 0.18          0.09       (0.71)        0.69       0.41      0.41       0.08
                                              ----------      ------      ------      --------      ----      ----      ------
  Total from investment operations             $  0.46       $  0.65     $ (0.62)     $  1.24    $  0.97   $  1.01    $  0.67
                                              ----------      ------      ------      --------      ----      ----      ------
Less distributions declared to shareholders -
 From net investment income                    $ (0.27)      $ (0.55)    $ (0.08)     $ (0.54)   $ (0.58)  $ (0.65)   $ (0.55)
 From net realized gain on investments              --            --          --        (0.04)     (0.01)    (0.06)        --
 In excess of net investment income###              --            --       (0.01)       (0.01)        --        --         --
 In excess of net realized gain on
   investments                                      --         (0.03)         --           --         --        --         --
                                              ----------      ------      ------      --------      ----      ----      ------
  Total distributions declared to
    shareholders                               $ (0.27)      $ (0.58)    $ (0.09)     $ (0.59)   $ (0.59)  $ (0.71)   $ (0.55)
                                              ----------      ------      ------      --------      ----      ----      ------
Net asset value - end of period                $ 10.53       $ 10.34     $ 10.27      $ 10.98    $ 10.33   $  9.95    $  9.65
                                              ==========      ======      ======      ========      ====      ====      ======
Total return++                                    4.54%+++      6.51%      (5.66)%+++   12.26%     10.08%    10.92%      7.31%
Ratios (to average net assets)/Supplemental dataS.:
 Expenses##                                       1.11%+        1.15%       1.18%+       1.21%      1.08%     0.95%      0.57%
 Net investment income                            5.26%+        5.47%       5.17%+       5.13%      5.79%     6.19%      6.63%
Portfolio turnover                                  21%           30%          4%          12%        17%       23%        64%
Net assets at end of period (000
  omitted)                                     $85,738       $83,805     $81,501      $87,344    $67,678   $48,476    $22,076

 + Annualized.
++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the year ended January 31, 1992, the per share distribution in excess of net investment income was $0.004.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
[S] The investment adviser did not impose all or a portion of its advisory, distribution or expense reimbursement fees for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income                       $  0.27       $  0.55     $  0.09      $  0.54    $  0.55   $  0.59    $  0.52
    Ratios (to average net assets):
     Expenses##                                    1.21%+        1.25%       1.28%+       1.31%      1.18%     1.08%      1.33%
     Net investment income                         5.16%+        5.37%       5.07%+       5.03%      5.69%     6.06%      5.87%

See notes to financial statements

                                                         Alabama Fund
-----------------------------------------------------     ------------------------    --------   ------------
                                                                                     Two
                                                         Six Months      Year        Months
                                                         Ended           Ended       Ended
                                                         September       March       March       Year Ended
                                                         30,             31,         31,         January 31,
-----------------------------------------------------     ------------    --------    --------   ------------
                                                         1995            1995        1994        1994**
-----------------------------------------------------     ------------    --------    --------   ------------
                                                         (Unaudited)
-----------------------------------------------------     ------------    --------    --------   ------------
                                                         Class B
-----------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                       $10.34        $10.27      $10.98        $10.93
                                                           ----------      ------      ------      ----------
Income from investment operations# -
 Net investment income                                      $ 0.23        $ 0.47      $ 0.08        $ 0.18
 Net realized and unrealized gain (loss) on
  investments                                                 0.19          0.09       (0.71)         0.07
                                                           ----------      ------      ------      ----------
  Total from investment operations                          $ 0.42        $ 0.56      $(0.63)       $  0.25
                                                           ----------      ------      ------      ----------
Less distributions declared to shareholders -
 From net investment income                                 $(0.23)       $(0.46)     $(0.08)       $(0.18)
 From net realized gain on investments                          --            --          --         (0.02)
 In excess of net realized gain on investments                  --         (0.03)         --               --
                                                           ----------      ------      ------      ----------
  Total distributions declared to shareholders              $(0.23)       $(0.49)     $(0.08)       $(0.20)
                                                           ----------      ------      ------      ----------
Net asset value - end of period                             $10.53        $10.34      $10.27        $10.98
                                                           ==========      ======      ======      ==========
Total return                                                  4.11%+++      5.64%  (5.79)%+++         2.29%+++
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                   1.93%+        1.97%       2.01%+        1.98%+
 Net investment income                                        4.43%+        4.63%       4.30%+        3.98%+
Portfolio turnover                                              21%           30%          4%           12%
Net assets at end of period (000 omitted)                   $4,993        $4,396      $2,849        $2,269

     ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

     +  Annualized.

     +++ Not annualized.

     # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

     ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

                                     Arkansas Fund
--------------------------    --------------------    ------    --------    -----    ----------    ------    ------   ----------
                                                         Two                                                    Two
                              Six Months      Year    Months        Year             Six Months      Year    Months
                                   Ended     Ended     Ended       Ended                  Ended     Ended     Ended    Year Ended
                               September     March     March     January              September     March     March       January
                                     30,       31,       31,         31,                    30,       31,       31,           31,
--------------------------    ----------    ------    ------    --------    -----    ----------    ------    ------   ----------
                                    1995      1995      1994        1994    1993*          1995      1995      1994        1994**
--------------------------    ----------    ------    ------    --------    -----    ----------    ------    ------   ----------
                             (Unaudited)                                                      (Unaudited)
--------------------------    ----------    ------    ------    --------    -----    --------------------    ------   ----------
                                 Class A                                                Class B
--------------------------    ----------    ------    ------    --------    -----    ----------    ------    ------   ----------
Per share data (for a share outstanding throughout
  each period):
Net asset value -
  beginning of period          $   9.66   $   9.69  $  10.47    $   9.88 $   9.53      $ 9.65      $ 9.69    $10.47      $10.42
                                --------      ----      ----      ------      ---      --------      ----      ----      --------
Income from investment
  operations# -
 Net investment income[S]      $   0.25   $   0.53  $   0.09    $   0.56 $   0.58      $ 0.21      $ 0.42    $ 0.07      $ 0.23
 Net realized and
  unrealized gain (loss)
   on investments                  0.09       0.02     (0.77)       0.60     0.35        0.10        0.01     (0.78)      (0.04)
                                --------      ----      ----      ------      ---      --------      ----      ----      --------
  Total from investment
   operations                  $   0.34   $   0.55  $  (0.68)   $   1.16 $   0.93      $ 0.31      $ 0.43    $(0.71)     $ 0.19
                                --------      ----      ----      ------      ---      --------      ----      ----      --------
Less distributions declared to
  shareholders -
 From net investment
  income                       $  (0.25)  $  (0.53) $  (0.08)   $  (0.55) $  (0.58)    $(0.21)     $(0.42)   $(0.07)     $(0.14)
 From net realized gain on
   investments###                    --         --        --          --       --          --          --        --            --
 In excess of net
  investment income####              --         --     (0.02)      (0.02)      --          --          --        --            --
 In excess of net realized
  gain on investments                --      (0.05)       --          --       --          --       (0.05)       --            --
                                --------      ----      ----      ------      ---      --------      ----      ----      --------
  Total distributions
   declared to shareholders    $  (0.25)  $  (0.58) $  (0.10)   $  (0.57) $  (0.58)    $(0.21)     $(0.47)   $(0.07)     $(0.14)
                                --------      ----      ----      ------      ---      --------      ----      ----      --------
Net asset value - end of
  period                       $   9.75   $   9.66  $   9.69    $  10.47 $   9.88      $ 9.75      $ 9.65    $ 9.69      $10.47
                                ========      ====      ====      ======      ===      ========      ====      ====      ========
Total return++                     3.59%+++     5.90% (6.61)%+++    11.95%    10.11%+++   3.30%+++   4.67%    (6.81)%+++   2.18%+++
Ratios (to average net
  assets)/Supplemental data[S]:
 Expenses##                        0.89%+     0.75%     0.75%+      0.63%     0.16%+     1.65%+      1.84%     1.82%+      1.75%+
 Net investment income             5.18%+     5.51%     5.21%+      5.30%     6.04%+     4.42%+      4.40%     4.11%+      3.87%+
Portfolio turnover                    3%        24%        1%          3%       10%         3%         24%        1%          3%
Net assets at end of
  period (000 omitted)         $182,380   $187,105  $195,042    $203,542  $124,644     $7,624      $7,231    $5,895      $5,179

   * For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.
  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
   + Annualized.
 +++ Not annualized.
   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
  ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ### For the year ended January 31, 1994, the per share distributions from net realized gain on investments and in excess of net realized gain on investments were $0.0015 and $0.0003, respectively, for both Class A and Class B shares.
#### For the six months ended September 30, 1995, the per share distributions in excess of net investment income was $0.0003 for both Class A and Class B shares. For the year ended March 31, 1994 and the year ended January 31, 1994, per share distributions in excess of net investment income were $0.002 and $0.004, respectively, for Class B shares.
  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 [S] The investment adviser did not impose all or a portion of its advisory, distribution or expense reimbursement fees for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income             --   $   0.52  $   0.09    $   0.53 $   0.52          --      $ 0.41    $ 0.07      $ 0.12
     Ratios (to average net assets):
      Expenses##                       --       0.82%     0.96%+      0.91%     0.75%+       --        1.91%     2.02%+      3.44%+
      Net investment income            --       5.43%     5.01%+      5.01%     5.45%+       --        4.33%     3.91%+      2.18%+

See notes to financial statements

                                        Georgia Fund
------------------------     ------------------------    --------    ----------    ------    ------    ------    ------    --------
                                                             Two
                              Six Months        Year      Months
                                   Ended       Ended       Ended    Year Ended
                               September       March       March       January
                                     30,         31,         31,           31,
------------------------     ------------    --------    --------    ----------    ------    ------    ------    ------    --------
                                    1995        1995        1994          1994      1993      1992      1991      1990       1989*
------------------------     ------------    --------    --------    ----------    ------    ------    ------    ------    --------
                             (Unaudited)
------------------------     ------------    --------    --------    ----------    ------    ------    ------    ------    --------
                                 Class A
------------------------     ------------    --------    --------    ----------    ------    ------    ------    ------    --------
Per share data (for a share outstanding
  throughout each period):
Net asset value -
  beginning of period         $ 10.35       $ 10.38     $ 11.30      $ 10.57     $ 10.22   $  9.83   $  9.73   $  9.73     $ 9.53
                              ----------      ------      ------      --------      ----      ----      ----      ----     ------
Income from investment
  operations# -
 Net investment
  income[S]                   $  0.27       $  0.57     $  0.09      $  0.57     $  0.58   $  0.61   $  0.63   $  0.66     $ 0.32
 Net realized and
  unrealized gain (loss)
   on investments                0.16             --      (0.92)        0.75        0.38      0.46      0.12      0.02       0.14
                              ----------      ------      ------      --------      ----      ----      ----      ----     ------
  Total from investment
  operations                  $  0.43       $  0.57     $ (0.83)     $  1.32     $  0.96   $  1.07   $  0.75   $  0.68     $ 0.46
                              ----------      ------      ------      --------      ----      ----      ----      ----     ------
Less distributions declared to
  shareholders -
 From net investment
  income                      $ (0.27)      $ (0.56)    $ (0.06)     $ (0.55)    $ (0.60)  $ (0.66)  $ (0.63)  $ (0.66)   $(0.26)
 From net realized gain
  on investments                   --         (0.01)          --       (0.01)      (0.01)    (0.02)    (0.02)    (0.02)      --
 In excess of net
  investment income###             --            --       (0.03)       (0.03)         --        --        --        --       --
 In excess of net
  realized gain on
   investments                     --         (0.03)          --            --        --        --        --        --       --
                              ----------      ------      ------      --------      ----      ----      ----      ----   ------
  Total distributions
  declared to
    shareholders              $ (0.27)      $ (0.60)    $ (0.09)     $ (0.59)    $ (0.61)  $ (0.68)  $ (0.65)  $ (0.68)    $(0.26)
                              ----------      ------      ------      --------      ----      ----      ----      ----      ------
Net asset value - end of
  period                      $ 10.51       $ 10.35     $ 10.38      $ 11.30     $ 10.57   $ 10.22   $  9.83   $  9.73     $ 9.73
                              ==========      ======      ======      ========      ====      ====      ====      ====      ======
Total return++                   4.24%+++      5.65%  (7.34)%+++       12.71%       9.56%    11.29%     8.06%     7.19%      7.57%+
Ratios (to average net
  assets)/Supplemental data[S]:
 Expenses##                      1.13%+        1.14%       1.18%+       1.21%       1.08%     0.99%     0.74%     0.42%     0.40%+
 Net investment income           5.20%+        5.50%       5.05%+       5.10%       5.75%     6.08%     6.46%     6.72%     6.18%+
Portfolio turnover                 55%           56%          5%          14%         27%       36%       71%       99%       --
Net assets at end of
  period (000 omitted)        $72,769       $74,432     $85,878      $94,407     $64,649   $47,869   $29,214   $12,628     $4,383

  * For the period from the commencement of investment operations, June 6, 1988 to January 31, 1989.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0011 for
    Class A shares.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
[S] The investment adviser did not impose all or a portion of its advisory, distribution or expense reimbursement fees for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income    $  0.26       $  0.56     $  0.09      $  0.56     $  0.57   $  0.60   $  0.59   $  0.57     $ 0.29
    Ratios (to average net assets):
     Expenses##                  1.23%+        1.24%       1.28%+       1.31%       1.18%     1.09%     1.11%     1.31%     1.07%+
     Net investment income       5.10%+        5.40%       4.95%+       5.00%       5.65%     5.98%     6.09%     5.83%     5.51%+

See notes to financial statements
22

                                                                     Georgia Fund
-----------------------------------------------------     ------------------------    --------   ------------
                                                                                          Two
                                                           Six Months        Year      Months
                                                                Ended       Ended       Ended
                                                            September       March       March      Year Ended
                                                                  30,         31,         31,     January 31,
-----------------------------------------------------     ------------    --------    --------   ------------
                                                                 1995        1995        1994          1994**
-----------------------------------------------------     ------------    --------    --------   ------------
                                                          (Unaudited)
-----------------------------------------------------     ------------    --------    --------   ------------
                                                              Class B
-----------------------------------------------------     ------------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                       $10.36        $10.38      $11.30        $11.26
                                                           ----------      ------      ------      ----------
Income from investment operations# -
 Net investment income                                      $ 0.23        $ 0.47      $ 0.07        $ 0.19
 Net realized and unrealized gain (loss) on
  investments                                                 0.16          0.02       (0.91)         0.05
                                                           ----------      ------      ------      ----------
  Total from investment operations                          $ 0.39        $ 0.49      $(0.84)       $  0.24
                                                           ----------      ------      ------      ----------
Less distributions declared to shareholders -
 From net investment income                                 $(0.23)       $(0.47)     $(0.07)       $(0.18)
 From net realized gain on investments                          --         (0.01)          --        (0.01)
 In excess of net investment income###                          --             --      (0.01)        (0.01)
 In excess of net realized gain on investments                  --         (0.03)          --              --
                                                           ----------      ------      ------      ----------
  Total distributions declared to shareholders              $(0.23)       $(0.51)     $(0.08)       $(0.20)
                                                           ----------      ------      ------      ----------
Net asset value - end of period                             $10.52        $10.36      $10.38        $11.30
                                                           ==========      ======      ======      ==========
Total return++                                                3.80%+++      4.88%  (7.47)%+++         5.34%+
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                   1.95%+        1.96%       1.99%+        1.97%+
 Net investment income                                        4.37%+        4.66%       4.17%+        3.83%+
Portfolio turnover                                              55%           56%          5%           14%
Net assets at end of period (000 omitted)                   $9,508        $8,695      $6,631        $5,766

 ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31,
    1994.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0010 for Class B shares.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

                                     Massachusetts Fund
 ---------------------------------    --------------------    ------      --------    -----    ------    -----    -----   ------
                                                             Two
                                     Six Months    Year      Months      Year
                                     Ended         Ended     Ended       Ended
                                     September     March     March       January
                                     30,           31,       31,         31,
 ---------------------------------    ----------    ------    ------      --------    -----    ------    -----    -----   ------
                                     1995          1995      1994        1994        1993     1992      1991     1990     1989
 ---------------------------------    ----------    ------    ------      --------    -----    ------    -----    -----   ------
                                     (Unaudited)
 ---------------------------------    ----------    ------    ------      --------    -----    ------    -----    -----   ------
                                     Class A
 ---------------------------------    ----------    ------    ------      --------    -----    ------    -----    -----   ------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                              $  10.84     $  10.90  $  11.75     $  11.41  $  11.05  $  10.68  $  10.58 $  10.65  $  10.60
                                        --------      ----      ----        ------      ---      ----       ---      ---       ----
Income from investment
  operations# -
 Net investment income                $   0.31     $   0.64  $   0.11     $   0.64  $   0.68  $   0.73  $   0.71 $   0.72  $   0.72
 Net realized and unrealized gain
  (loss) on investments                   0.16        (0.03)    (0.85)        0.58      0.39      0.43      0.11    (0.07)     0.05
                                        --------       ----      ----        ------      ---      ----       ---      ---      ----
  Total from investment
   operations                         $   0.47     $   0.61  $  (0.74)    $   1.22  $   1.07  $   1.16  $   0.82 $   0.65  $   0.77
                                        --------       ----      ----        ------      ---      ----       ---      ---      ----
Less distributions declared to shareholders -
 From net investment income           $  (0.31)    $  (0.64) $  (0.07)    $  (0.64) $  (0.71) $  (0.78) $  (0.72)$  (0.72)$
   (0.72)
 From net realized gain on
  investments                               --        (0.02)       --        (0.20)       --        --        --       --        --
 In excess of net investment
  income###                                 --           --     (0.04)       (0.04)       --        --        --       --        --
 In excess of net realized gain
  on  investments                           --        (0.01)       --            --       --        --        --       --        --
 From paid-in capital                       --           --        --            --       --     (0.01)       --       --        --
                                        --------       ----      ----        ------      ---      ----       ---      ---       ----
  Total distributions declared to
    shareholders                      $  (0.31)    $  (0.67) $  (0.11)    $  (0.88) $  (0.71) $  (0.79) $  (0.72) $  (0.72) $ (0.72)
                                        --------       ----      ----        ------      ---      ----       ---       ---     ----
Net asset value - end of period       $  11.00     $  10.84  $  10.90     $  11.75  $  11.41  $  11.05  $  10.68  $  10.58  $ 10.65
                                        ========       ====      ====        ======      ===      ====       ===       ===     ====
Total return++                            4.40%+++     5.89%    (6.34)%+++   11.02%    10.03%    11.23%     8.12%     6.28%    7.65%
Ratios (to average net assets)/Supplemental
  data:
 Expenses##                               1.15%+       1.17%     1.19%+       1.19%     1.08%     1.06%     1.07%     1.10%    1.07%
 Net investment income                    5.61%+       6.01%     5.64%+       5.71%     6.33%     6.65%     6.74%     6.75%    6.90%
Portfolio turnover                          13%          31%        4%          30%       32%       51%       43%       52%      26%
Net assets at end of period (000
  omitted)                            $256,869     $262,551  $277,748     $300,894  $270,778  $239,311  $213,679  $215,381 $212,763

  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the period ended September 30, 1995, the per share distribution in excess of net investment income was $0.0042.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

                                            Massachusetts Fund
----------------------------------------     ---------------------    ------    ------------    --------    --------   ------------
                                                                                                           Two
                                                                               Six Months      Year        Months
                                            Year Ended                         Ended           Ended       Ended       Year Ended
                                            January 31,                        September 30,   March 31,   March 31,   January 31,
----------------------------------------     ----------    -------    ------    ------------    --------    --------   ------------
                                            1988          1987       1986*     1995            1995        1994        1994**
----------------------------------------     ----------    -------    ------    ------------    --------    --------   ------------
                                                                               (Unaudited)
----------------------------------------     ----------    -------    ------    ------------    --------    --------   ------------
                                            Class A                            Class B
----------------------------------------     ----------    -------    ------    ------------    --------    --------   ------------
Per share data (for a share outstanding throughout
  each period):
Net asset value - beginning of period        $  11.25    $  10.59   $  9.52       $ 10.84       $10.90      $11.75        $11.91
                                              --------      -----      ----      ----------      ------      ------      --------
Income from investment operations# -
 Net investment income                       $   0.71    $   0.74   $  0.54       $  0.27       $ 0.55      $ 0.09        $ 0.23
 Net realized and unrealized gain (loss)
   on investments                               (0.65)       0.68      0.99          0.16        (0.02)      (0.85)         0.04
                                              --------      -----      ----      ----------      ------      ------     ----------
  Total from investment operations           $   0.06    $   1.42   $  1.53       $  0.43       $ 0.53      $(0.76)       $ 0.27
                                              --------      -----      ----      ----------      ------      ------     ----------
Less distributions declared to shareholders -
 From net investment income###               $  (0.71)   $  (0.75)  $ (0.46)      $ (0.27)      $(0.56)     $(0.09)       $(0.22)
 From net realized gain on investments              --      (0.01)       --            --        (0.02)          --        (0.20)
 In excess of net investment income                 --         --        --            --            --          --        (0.01)
 In excess of net realized gain on
   investments                                      --         --        --            --        (0.01)          --           --
                                              --------      -----      ----      ----------      ------      ------      ---------
  Total distributions declared to
    shareholders                             $  (0.71)   $  (0.76)  $ (0.46)      $ (0.27)      $(0.59)     $(0.09)       $(0.43)
                                              --------      -----      ----      ----------      ------      ------    ----------
Net asset value - end of period              $  10.60    $  11.25   $ 10.59       $ 11.00       $10.84      $10.90        $11.75
                                              ========      =====      ====      ==========      ======      ======    ==========
Total return++                                   0.80%      14.10%    20.51%+        4.02%+++     5.13%      (6.46)%+++     5.89%+
Ratios (to average net assets)/Supplemental data:
 Expenses##                                      1.04%       0.87%     0.86%+        1.87%+       1.89%       1.91%+        1.81%+
 Net investment income                           6.79%       6.83%     7.82%+        4.86%+       5.27%       4.89%+        4.62%+
Portfolio turnover                                 27%          7%       27%           13%          31%          4%           30%
Net assets at end of period (000
  omitted)                                   $224,219    $242,119   $94,575       $10,001       $8,676      $4,993        $4,191

  * For the period from the commencement of investment operations, April 9, 1985 to January, 31, 1986.
 ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the period ending September 30, 1995 and for the year ended March 31, 1994, the per share distribution in excess of net investment income for Class B shares was $0.0037 and $0.0055, respectively.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements

                         New York Fund
---------------------     ------------------------    --------    ----------    -------    ------    ------    ------   --------
                                                     Two
                         Six Months      Year        Months
                         Ended           Ended       Ended       Year Ended
                         September 30,   March 31,   March 31,   January 31,
---------------------     ------------    --------    --------    ----------    -------    ------    ------    ------   --------
                         1995            1995        1994        1994          1993       1992      1991      1990      1989*
---------------------     ------------    --------    --------    ----------    -------    ------    ------    ------   --------
                         (Unaudited)
---------------------     ------------    --------    --------    ----------    -------    ------    ------    ------   --------
                         Class A
---------------------     ------------    --------    --------    ----------    -------    ------    ------    ------   --------
Per share data (for a share
  outstanding throughout each
  period):
Net asset value -
  beginning of period      $  10.49      $  10.50    $  11.34     $  10.78     $  10.25   $  9.90   $ 9.74    $ 9.79     $  9.53
                           ----------      ------       ------      --------      -----      ----      ----      ----      ------
Income from
  investment
  operations# -
 Net investment
  income[S]                $   0.28      $   0.56    $   0.09     $   0.59     $   0.63   $  0.65   $ 0.65    $ 0.68     $  0.29
 Net realized and
  unrealized gain
  (loss) on
  investments                  0.15          0.05       (0.84)        0.74         0.58      0.44     0.16      0.01        0.21
                           ----------      ------       ------      --------      -----      ----      ----      ----      ------
  Total from
   investment
   operations              $   0.43      $   0.61    $  (0.75)    $   1.33     $   1.21   $  1.09   $ 0.81    $ 0.69     $  0.50
                           ----------      ------       ------      --------      -----      ----      ----      ----      ------
Less distributions declared to
  shareholders -
 From net investment
  income                   $  (0.28)     $  (0.56)   $  (0.06)    $  (0.57)    $  (0.65)  $ (0.69)  $(0.65)   $(0.67)    $(0.24)
 From net realized
  gain on investments            --             --          --       (0.17)       (0.03)    (0.05)       --    (0.06)     --
 In excess of net
  investment
  income###                      --         (0.01)      (0.03)       (0.03)          --        --        --        --     --
 In excess of net
  realized gain on
   investments                   --         (0.05)          --            --         --        --        --        --     --
 From paid-in capital            --             --          --            --         --        --        --    (0.01)     --
                           ----------      ------       ------      --------      -----      ----      ----      ----      ------
  Total distributions
  declared to
    shareholders           $  (0.28)     $  (0.62)   $  (0.09)    $  (0.77)    $  (0.68)  $ (0.74)  $(0.65)   $(0.74)    $(0.24)
                           ----------      ------       ------      --------      -----      ----      ----      ----      ------
Net asset value - end
  of period                $  10.64      $  10.49    $  10.50     $  11.34     $  10.78   $ 10.25    $ 9.90    $ 9.74      $9.79
                           ==========      ======       ======      ========      =====      ====      ====      ====      ======
Total return++                 4.14%+++      6.03%  (6.58)%+++       12.69%       12.23%    11.42%    8.74%     7.33%     8.16%+
Ratios (to average net
  assets)/Supplemental dataS.:
 Expenses##                    1.10%+        1.07%       1.03%+       0.93%        0.53%     0.65%    0.54%     0.40%     0.40%+
 Net investment
  income                       5.18%+        5.43%       5.09%+       5.21%        6.16%     6.44%    6.73%     6.88%     5.93%+
Portfolio turnover               55%          147%         15%          51%          61%       80%     188%      236%        32%
Net assets at end of
  period (000
  omitted)                 $140,686      $146,597    $162,621     $184,523     $135,749   $79,524   $37,385   $20,156     $6,412

  * For the period from the commencement of investment operations, June 6, 1988 to January 31, 1989.
    + Annualized.
  +++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
   ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  ### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0043.
   ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 [S] The investment adviser did not impose all or a portion of its advisory, distribution or expense reimbursement fees for the periods indicated.
     If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
     Net investment income   $   0.28      $   0.55    $   0.07     $   0.56     $   0.57   $  0.60     $0.61     $0.59      $0.26
     Ratios (to average net assets):
      Expenses##                 1.20%+        1.18%       1.23%+       1.23%        1.13%     1.16%    0.95%     1.32%     1.09%+
      Net investment income      5.08%+        5.31%       4.88%+       4.90%        5.56%     5.93%    6.33%     5.96%     5.24%+

See notes to financial statements

                                                         New York Fund
-----------------------------------------------------     -----------------------    --------   ------------
                                                                                    Two
                                                         Six Months     Year        Months
                                                         Ended          Ended       Ended
                                                         September      March       March       Year Ended
                                                         30             31,         31,         January 31,
-----------------------------------------------------     -----------    --------    --------   ------------
                                                         1995           1995        1994        1994**
-----------------------------------------------------     -----------    --------    --------   ------------
                                                         (Unaudited)
-----------------------------------------------------     -----------    --------    --------   ------------
                                                         Class B
-----------------------------------------------------     -----------    --------    --------   ------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                      $ 10.49       $ 10.50     $11.34        $11.46
                                                           ---------      ------      ------      ----------
Income from investment operations# -
 Net investment income[S]                                  $  0.25       $  0.47     $ 0.07        $ 0.18
 Net realized and unrealized gain (loss) on
  investments                                                 0.13          0.05      (0.83)         0.04
                                                           ---------      ------      ------      ----------
  Total from investment operations                         $  0.38       $  0.52     $(0.76)       $  0.22
                                                           ---------      ------      ------      ----------
Less distributions declared to shareholders -
 From net investment income                                $ (0.23)      $ (0.47)    $(0.07)       $(0.18)
 From net realized gain on investments                            --          --          --        (0.15)
 In excess of net investment income###                            --       (0.01)     (0.01)        (0.01)
 In excess of net realized gain on investments                    --       (0.05)         --              --
                                                           ---------      ------      ------      ----------
  Total distributions declared to shareholders             $ (0.23)      $ (0.53)    $(0.08)       $(0.34)
                                                           ---------      ------      ------      ----------
Net asset value - end of period                            $ 10.64       $ 10.49     $10.50        $11.34
                                                           =========      ======      ======      ==========
Total return                                                  3.71%+++      5.17%     (6.71)%+++     5.20%+
Ratios (to average net assets)/Supplemental data[S]:
 Expenses##                                                   1.93%+        1.89%      1.87%+        1.79%+
 Net investment income                                        4.34%+        4.58%      4.21%+        3.90%+
Portfolio turnover                                              55%          147%        15%           51%
Net assets at end of period (000 omitted)                  $27,089       $11,885     $6,265        $4,828

 ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31,
    1994.
  + Annualized.
+++ Not annualized.
  # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
 ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0036.
[S] The investment adviser did not impose all or a portion of its advisory, distribution or expense reimbursement fees for the periods indicated.
    If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:
    Net investment income                                   $  0.25       $  0.47     $ 0.07        $ 0.17
    Ratios (to average net assets):
     Expenses##                                                2.03%+        1.91%      1.97%+        2.00%+
     Net investment income                                     4.24%+        4.57%      4.11%+        3.69%+

                                                                              27
See notes to financial statements

                                  Pennsylvania Fund
 ------------------------------    --------------------    ------    --------    ----------    ------    ------   ----------
                                                          Two                                           Two
                                  Six Months    Year      Months    Year        Six Months    Year      Months
                                  Ended         Ended     Ended     Ended       Ended         Ended     Ended     Year Ended
                                  September     March     March     January     September     March     March     January
                                  30,           31,       31,       31,         30,           31,       31,       31,
 ------------------------------    ----------    ------    ------    --------    ----------    ------    ------   ----------
                                  1995          1995      1994      1994*       1995          1995      1994      1994**
 ------------------------------    ----------    ------    ------    --------    ----------    ------    ------   ----------
                                  (Unaudited)                                   (Unaudited)
 ------------------------------    ----------    ------    ------    --------    ----------    ------    ------   ----------
                                  Class A                                       Class B
 ------------------------------    ----------    ------    ------    --------    ----------    ------    ------   ----------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of
  period                            $  9.29     $  9.15   $ 10.14    $  9.53      $  9.29     $ 9.15    $ 10.15     $ 10.06
                                     --------      ----      ----      ------      --------      ----      ----      --------
Income from investment
  operations# -
 Net investment income[S]           $  0.27     $  0.54   $  0.09    $  0.50      $  0.26     $ 0.45    $  0.06     $  0.17
 Net realized and unrealized
  gain (loss)
   on investments                      0.08        0.18     (0.99)      0.62         0.08       0.18      (0.99)       0.10
                                     --------      ----      ----      ------      --------      ----      ----      --------
  Total from investment
  operations                        $  0.35     $  0.72   $ (0.90)   $  1.12      $  0.34     $ 0.63    $ (0.93)    $  0.27
                                     --------      ----      ----      ------      --------      ----      ----      --------
Less distributions declared to
  shareholders -
 From net investment income###      $ (0.27)    $ (0.54)  $ (0.09)   $ (0.50)     $ (0.24)    $(0.45)   $ (0.07)    $ (0.17)
 From net realized gain on
   investments                             --     (0.01)       --      (0.01)            --    (0.01)        --       (0.01)
 In excess of net realized
  gain on investments                      --     (0.03)       --          --            --    (0.03)        --           --
                                     --------      ----      ----      ------      --------      ----      ----      --------
  Total distributions declared
   to shareholders                  $ (0.27)    $ (0.58)  $ (0.09)   $ (0.51)     $ (0.24)    $(0.49)   $ (0.07)    $ (0.18)
                                     --------      ----      ----      ------      --------      ----      ----      --------
Net asset value - end of
  period                            $  9.37     $  9.29   $  9.15    $ 10.14      $  9.39     $ 9.29    $  9.15     $ 10.15
                                     ========      ====      ====      ======      ========      ====      ====      ========
Total return ++                        3.85%+++    8.14%    (8.91)%+++   12.12%      3.66%+++   7.07%     (9.16)%+++    6.76%+
Ratios (to average net
  assets)/Supplemental data[S]:
 Expenses##                            0.10%+      0.01%     0.00%+     0.00%+       0.87%+     1.01%      1.00%+      1.00%+
 Net investment income                 5.82%+      5.97%     5.43%+     5.30%+       5.06%+     4.96%      4.37%+      4.22%+
Portfolio turnover                       22%         49%        1%        10%          22%        49%         1%         10%
Net assets at end of period
  (000 omitted)                     $16,940     $16,411   $13,961    $13,987      $23,432     $7,699    $ 4,304     $ 3,401

  * For the period from the commencement of investment operations, February 1, 1993 to January 31, 1994.
   ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.
    + Annualized.
  +++ Not annualized.
    # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.
   ## For the period ended September 30, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
### For the two months ended March 31, 1994, Class B net investment income includes distributions in excess of net investment income of less than $0.001 per share.
 ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
[S] The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
    Net investment income            $  0.23     $  0.43   $  0.06    $  0.32      $  0.21     $ 0.34    $  0.04     $  0.05
    Ratios (to average net assets):
     Expenses##                         0.96%+      1.18%     1.84%+     1.94%+       1.80%+     2.26%      2.91%+      2.50%+
     Net investment income              4.96%+      4.80%     3.60%+     3.36%+       4.13%+     3.72%      2.47%+      1.29%+

See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of nineteen Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund* (Alabama Fund), MFS Arkansas Municipal Bond Fund* (Arkansas Fund), MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund* (Georgia Fund), MFS Louisiana Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund* (Massachusetts Fund), MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund* (New York Fund), MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund* (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund. Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses - Costs incurred by a Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - Each Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At March 31, 1995, the following Funds, for federal income tax purposes, had capital loss carryfowards which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                  Alabama      Georgia  Massachusetts     New York    Pennsylvania
Expiration Date      Fund         Fund           Fund         Fund            Fund
==============     =======    =========    ===========    =========   ============
March 31, 2002   $     --   $       --     $       --   $1,065,323      $     --
March 31, 2003    155,891    2,399,843      3,052,342    5,172,474       111,447
                    -----      -------      ---------      -------      ----------
 Total           $155,891   $2,399,843     $3,052,342   $6,237,797      $111,447
                    =====      =======      =========      =======      ==========

Multiple Classes of Shares of Beneficial Interest - Each Fund offers both Class A and Class B shares. The two classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each Fund's average daily net assets. The investment adviser did not impose a portion of its fee with respect to the Pennsylvania Fund, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Pennsylvania Fund's operating expenses, exclusive of management and distribution fees. The Pennsylvania Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 1995, the aggregate unreimbursed expenses owed to MFS by the Pennsylvania Fund amounted to $190,512, including $8,154 incurred in the current period.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the period ended September 30, 1995 is a net periodic pension expense for each Fund, as follows:

         Alabama  Arkansas  Georgia  Massachusetts      New York    Pennsylvania
            Fund      Fund     Fund           Fund          Fund            Fund
         =======  ========  =======  =============      ========    ============
          $1,375     $891    $1,822       $2,013         $ --           $981

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $13,776, $22,173, $11,164, $26,460, $15,924 and $4,220 as its portion of the sales charge on sales of Class A shares of the Alabama, Arkansas, Georgia, Massachusetts, New York and Pennsylvania Funds, respectively, for the period ended September 30, 1995.

The Trustees have adopted separate distribution plans for Class A and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer for the period ended September 30, 1995 which amounted to $2,278, $1,547, $2,385, $38,108 and
$10,500 for the Alabama, Arkansas, Georgia, Massachusetts and New York Funds, respectively. MFD is not imposing the 0.10% distribution fee on the Alabama, Georgia and New York funds for an indefinite period. The Trustees have implemented a 0.10% service fee under the Class A distribution plan of the Arkansas Fund; other fees payable under this Class A distribution plan will become payable on such dates as the Trustees determine.

Fees incurred under the distribution plan during the period ended September 30, 1995 were 0.25%, 0.07%, 0.25%, 0.35% and 0.25% of average daily net assets attributable to Class A shares on an annualized basis for the Alabama, Arkansas, Georgia, Massachusetts, and New York Funds, respectively. In the case of the Pennsylvania Fund, payments will commence under the distribution plan when the value of the net assets of the Fund attributable to Class A shares first equals or exceeds $50 million.

The Class B distribution plan provides that the Funds will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B shares. The service fee is not charged to the Pennsylvania Fund Class B shares held over one year. Except in the case of the 0.25% per annum first year service fee, service fees payable under the Arkansas Fund's Class B distribution plan have been established by the Trustees of the Trust at 0.10%, subject to increase on such date or dates as the Trustees of the Trust may determine. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $118, $252, $336, $279 and $2,025 for the Alabama, Arkansas, Georgia, Massachusetts and New York Funds, respectively for Class B shares for the period ended September 30, 1995. Fees incurred under the distribution plan during the period ended September 30, 1995 were 1.00%, 0.75%, 1.00%, 1.00%, 1.00% and 0.75% of each of the Fund's average daily net assets attributable to Class B shares on an annualized basis for the Alabama, Arkansas, Georgia, Massachusetts, New York and Pennsylvania Funds, respectively.

A contingent deferred sales charge is imposed on shareholder redemption of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within 12 months following the share purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 1995 on Class A and Class B shares were as follows:

             Alabama  Arkansas   Georgia  Massachusetts      New York    Pennsylvania
CDSC imposed    Fund      Fund      Fund            Fund         Fund            Fund
===========     =====    ======    ======    ===========    ==========   ============
Class A       $    5   $    --   $     0      $     0        $     0       $    --
                 ---      ----      ----       ---------      --------     ----------
Class B       $3,446   $14,571   $22,645      $17,922        $62,081       $32,780
                 ===      ====      ====       =========      ========     ==========

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15% and up to 0.22% attributable to Class A and Class B shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, were as follows (000 omitted):

             Alabama  Arkansas   Georgia  Massachusetts     New York     Pennsylvania
                Fund      Fund      Fund           Fund          Fund            Fund
==========     ======    ======    ======    ===========    ==========   ============
Purchases    $18,637   $ 5,648   $44,011      $34,950       $90,583        $22,725
Sales         18,420    13,750    46,169       44,983        87,891          7,362

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                               Alabama   Arkansas   Georgia  Massachusetts     New York     Pennsylvania
                                  Fund       Fund      Fund           Fund          Fund            Fund
============================     ======    =======    ======    ===========    ==========   ============
Aggregate cost                 $84,439   $180,403   $75,424      $242,158      $153,096       $39,536
                                  ====      =====      ====      =========      ========      ==========
Gross unrealized appreciation  $ 5,153   $  6,923   $ 5,505      $ 17,587      $ 10,578       $   822
Gross unrealized depreciation     (166)    (1,452)      (92)         (456)       (1,556)         (542)
                                  ----      -----      ----      ---------      --------      ----------
 Net unrealized appreciation   $ 4,987   $  5,471   $ 5,413      $ 17,131      $  9,022       $   280
                                  ====      =====      ====      =========      ========      ==========

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

 Class A Shares                                   Alabama Fund        Arkansas Fund         Georgia Fund        Massachusetts Fund
                                                -----------------    -----------------    ------------------   -------------------
Period Ended September 30, 1995 (000 Omitted)  Shares     Amount    Shares     Amount    Shares     Amount     Shares      Amount
===========================================     ======    =======    ======    =======    ======    ========    ======  ==========
Shares sold                                       313   $  3,267       546   $  5,288       360    $  3,764       532     $  5,833
Shares issued to shareholders in
  reinvestment of distributions                    86        899       227      2,204        97       1,015       305        3,339
Shares reacquired                                (362)    (3,790)   (1,439)   (13,968)     (724)     (7,550)   (1,699)     (18,583)
                                                 ----      -----      ----      -----      ----      ------      ----      --------
 Net increase (decrease)                           37   $    376      (666)  $ (6,476)     (267)   $ (2,771)     (862)    $ (9,411)
                                                 ====      =====      ====      =====      ====      ======      ====      ========
Year Ended March 31, 1995 (000 Omitted)        Shares     Amount    Shares     Amount    Shares      Amount    Shares        Amount
===========================================      ====      =====      ====      =====      ====      ======      ====      ========
Shares sold                                     1,021   $ 10,353     1,828   $ 17,573     1,076    $ 10,979     1,947     $ 20,608
Shares issued to shareholders in
  reinvestment of distributions                   164      1,663       569      5,424       210       2,148       689        7,371
Shares reacquired                              (1,017)   (10,194)   (3,147)   (29,660)   (2,370)    (23,804)   (3,891)     (41,117)
                                                 ----      -----      ----      -----      ----      ------      ----      --------
 Net increase (decrease)                          168   $  1,822      (750)  $ (6,663)   (1,084)   $(10,677)   (1,255)    $(13,138)
                                                 ====      =====      ====      =====      ====      ======      ====      ========
                                                                                              New York Fund       Pennsylvania Fund
                                                                                           ----------------      ------------------
Period Ended September 30, 1995 (000 Omitted)                                            Shares      Amount    Shares    Amount
===========================================      ====      =====      ====      =====      ====      ======      ====    ========
Shares sold                                                                               1,313    $ 13,912       123     $  1,155
Shares issued to shareholders in
  reinvestment of distributions                                                             218       2,316        35          325
Shares reacquired                                                                        (2,286)    (24,344)     (118)      (1,103)
                                                                                           ----      ------      ----      --------
 Net increase (decrease)                                                                   (755)    $ (8,116)      40     $    377
                                                                                           ====      ======      ====      ========


Class A Shares                                                                           New York Fund      Pennsylvania Fund
                                                                                        ------------------   -----------------
Year Ended March 31, 1995 (000 Omitted)                                                Shares     Amount    Shares     Amount
===============================================     =====    =====    =====    =====    ======    ========    =====   ========
Shares sold                                                                             6,955    $ 71,200      438    $ 3,991
Shares issued to shareholders in
  reinvestment of distributions                                                           527       5,440       72        652
Shares reacquired                                                                      (9,004)    (92,427)    (269)    (2,402)
                                                                                         ----      ------      ---      ------
 Net increase (decrease)                                                               (1,522)   $(15,787)     241    $ 2,241
                                                                                         ====      ======      ===      ======
Class B Shares                                                             Arkansas                              Massachusetts
                                                     Alabama Fund              Fund          Georgia Fund                 Fund
                                                     ------------      ------------      ----------------      ---------------
Period Ended September 30, 1995 (000 Omitted)     Shares   Amount   Shares   Amount    Shares      Amount   Shares     Amount
===============================================      ===      ===      ===      ===      ====      ======      ===      ======
Shares sold                                           61  $   636       71  $   688       139    $  1,455      199    $ 2,173
Shares issued to shareholders in reinvestment
  of distributions                                     4       43        9       88        10         107       11        122
Shares reacquired                                    (16)    (164)     (47)    (455)      (84)       (878)    (101)    (1,100)
                                                     ---      ---      ---      ---      ----      ------      ---      ------
 Net increase                                         49  $   515       33  $   321        65    $    684      109    $ 1,195
                                                     ===      ===      ===      ===      ====      ======      ===      ======
Year Ended March 31, 1995 (000 Omitted)           Shares   Amount   Shares   Amount    Shares      Amount   Shares     Amount
===============================================      ===      ===      ===      ===      ====      ======      ===      ======
Shares sold                                          203  $ 2,054      167  $ 1,621       358    $  3,643      428    $ 4,572
Shares issued to shareholders in reinvestment
  of distributions                                     7       74       19      181        21         216       17        184
Shares reacquired                                    (62)    (626)     (46)    (436)     (178)     (1,799)    (103)    (1,084)
                                                     ---      ---      ---      ---      ----      ------      ---      ------
 Net increase                                        148  $ 1,502      140  $ 1,366       201    $  2,060      342    $ 3,672
                                                     ===      ===      ===      ===      ====      ======      ===      ======
                                                                                                                  Pennsylvania
                                                                                            New York Fund                 Fund
                                                                                         ----------------      ---------------
Period Ended September 30, 1995 (000 Omitted)                                          Shares      Amount   Shares      Amount
===============================================      ===      ===      ===      ===      ====      ======      ===      ======
Shares sold                                                                               263    $  2,800      191    $ 1,816
Issued in connection with the acquisition of
  the Advantage Fund                                                                    1,405      14,685    1,604     14,819
Shares issued to shareholders in
  reinvestment of distributions                                                            31         322       32        297
Shares reacquired                                                                        (286)     (3,041)    (161)    (1,503)
                                                                                         ----      ------      ---      ------
 Net increase                                                                           1,413    $ 14,766    1,666    $15,429
                                                                                         ====      ======      ===      ======
Year Ended March 31, 1995 (000 Omitted)                                                Shares      Amount   Shares      Amount
===============================================      ===      ===      ===      ===      ====      ======      ===      ======
Shares sold                                                                               700    $  7,239      428    $ 3,928
Shares issued to shareholders in reinvestment
  of distributions                                                                         25         262       20        181
Shares reacquired                                                                        (190)     (1,925)     (90)      (820)
                                                                                         ----      ------      ---      ------
 Net increase                                                                             535    $  5,576      358    $ 3,289
                                                                                         ====      ======      ===      ======

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the Funds for the period ended September 30, 1995 ranged from $176 to $1,534.

(7) Financial Instruments

The Funds trade financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                              Unrealized
Fund                         Description            Expiration      Contracts   Positions    Depreciation
 ====================    ====================   =================    ========    ========   =============
Arkansas Fund             U.S. Treasury Bonds      December 1995        40        Short         $19,103
Pennsylvania Fund         U.S. Treasury Bonds      December 1995        43        Short         $20,536

At September 30, 1995, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at September 30, 1995:

                                                                                            Principal                  Unrealized
                                                                                              (000                    Appreciation
Fund              Description                                               Index           Omitted)       Value     (Depreciation)
==============     ===============================================    ==================    ==========    =========   =============
Alabama Fund       Puerto Rico Telephone Authority Rev., 4.35s,       Corp. Swap Rate
                   2004                                               Curve                  $1,000     $  925,050      $ (74,950)
Arkansas Fund      Puerto Rico Public Building Authority, 5.31s,      PSA Municipal
                   2016                                               Swap                   $2,000     $1,856,240      $ 143,760

                   Puerto Rico Telephone Authority Rev., 4.35s,       Corp. Swap Rate
                   2004                                               Curve                  $4,000     $3,700,200      $(299,800)
New York Fund      Puerto Rico Public Building Authority, 5.31s,      PSA Municipal
                   2016                                               Swap                   $2,000     $1,856,240      $ 143,760

(8) Acquisitions

At close of business on April 28, 1995, the New York Fund acquired all of the assets and liabilities of The New York Portfolio, a series of The Advantage Municipal Bond Fund (the Advantage Fund). The acquisition was accomplished by a tax free exchange of 1,405,222 Class B shares of the Fund (valued at $14,684,566) for 1,595,965 shares of the Advantage Fund's net assets on that date ($14,684,566) including $719,185 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets for Class B shares after the acquisition were $26,703,916.

At close of business on April 28, 1995, the Pennsylvania Fund acquired all of the assets and liabilities of The Pennsylvania Portfolio, a series of The Advantage Municipal Bond Fund (the Advantage Fund). The acquisition was accomplished by a tax free exchange of 1,603,769 Class B shares of the Fund (valued at $14,818,825) for 1,580,698 shares of the Advantage Fund's net assets on that date ($14,818,825) including $730,231 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets for Class B shares after the acquisition were $22,646,372.

(9) Litigation

MFS has been named as a defendant in a lawsuit brought by the City of Troy, NY (the City) alleging, among other things, that certain municipal securities issued by Troy and purchased by MFS Municipal Series Trust-New York (the Fund) were invalid at the time of issuance. The Fund is actual owner of the securities. The lawsuit seeks to void the issuance of the securities and seeks the return of all principal and interest payments previously made by Troy together with interest on such amounts. If the matter cannot be resolved through settlement with the City and other parties, MFS and the Fund, if named as defendant, intend vigorously to contest the case. This lawsuit is in a preliminary state and involves significant complexities that prevent the Fund from being able to predict whether any liability might result. Management does not believe that any potential liability would be material to the financial position of the Fund. Accordingly, no amount has been accrued in the financial statements with respect to this matter. The Fund has filed a separate lawsuit against the City, and certain other parties, in which the Fund is seeking a determination that the securities are valid and that the Fund is entitled to payment and/or damages.

                 ------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) Municipal Series Trust    [DALBAR logo]                Bulk Rate
                                                              U.S. Postage
500 Boylston Street                                           P A I D
Boston, MA 02116                                              Permit #55638
                                                              Boston, MA
MFS(R) Alabama Municipal Bond Fund
MFS(R) Arkansas Municipal Bond Fund
MFS(R) Georgia Municipal Bond Fund
MFS(R) Massachusetts Municipal Bond Fund
MFS(R) New York Municipal Bond Fund
MFS(R) Pennsylvania Municipal Bond Fund

[MFS logo]
                                                                        54/254
                                                                        55/255
                                                                        46/246
                                                                        45/245
                                                                        52/252
                                                       MST-3B-11/95-35M 30/230

[FRONT COVER]


Semiannual Report
September 30, 1995


MFS(R) Municipal Series Trust
For the States of:  California, Florida,
Louisiana, Mississippi,
Texas and Washington

MFS(R) MUNICIPAL SERIES TRUST

Trustees
A. Keith Brodkin*
Chairman and President

Richard B. Bailey*
Private Investor; Former Chairman and Director (until 1991),
Massachusetts Financial Services Company; Director, Cambridge
Bancorp; Director, Cambridge Trust Company

Marshall N. Cohan
Private Investor

Lawrence H. Cohn, M.D.
Chief of Cardiac Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE
Chief Executive Officer, Edmund Gibbons Ltd.;
Chairman, Bank of N.T. Butterfield & Son Ltd.

Abby M. O'Neill
Private Investor;
Director, Rockefeller Financial Services, Inc.
(investment adviser)

Walter E. Robb, III
President and Treasurer, Benchmark Advisors, Inc.
(corporate financial consultants); Trustee, Landmark Funds
(mutual funds)

Arnold D. Scott*
Senior Executive Vice President, Director and Secretary,
Massachusetts Financial Services Company

Jeffrey L. Shames*
President and Director, Massachusetts Financial Services Company

J. Dale Sherratt
President, Insight Resources, Inc.
(acquisition planning specialists)

Ward Smith
Former Chairman (until 1994),
NACCO Industries;
Director, Sundstrand Corporation

Investment Adviser

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Portfolio Managers
Geoffrey L. Schechter*
David B. Smith*

Treasurer
W. Thomas London*

*Affiliated with the Investment Adviser

Assistant Treasurer
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Investor Information
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds,
call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time
(or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.

TOP-RATED SERVICE


[Logo:        For the second year in a row,
"Number 1     MFS earned a #1 ranking in
 Dalbar"]     DALBAR, Inc.'s Broker/
              Dealer Survey, Main Office
              Operations Service Quality
              category. The firm achieved a
3.49 overall score--on a scale of 1 to 4--in the 1995 survey. A total of 71 firms respond-ed, offering input on the quality of service they receive from 36 mutual fund companies nationwide. The survey contained questions about service quality in 17 categories, including
"knowledge of phone service contacts,"
"accuracy of transaction processing," and
"overall ease of doing business with the firm."

                   (Source: 1995 DALBAR Survey)

Letter to Shareholders

Dear Shareholders:

During the six months ended September 30, 1995, prices of 30-year U.S. Treasury bonds rose, producing a decline in yields of approximately 94 basis points (0.94%) to a level of 6.50%. The price rally was primarily attributable to a consensus view that a slow but sustainable economic growth rate had been achieved and that inflation would remain subdued. Municipal bonds lagged Treasuries, with yields for long-term high-grade bonds declining only 15 basis points (0.15%). Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity. The municipal market was hampered by concerns about tax reform, which could remove its unique tax-exempt status, and the strong stock market, which has captivated the interest of investors at the expense of municipal securities. The ratio of long-term AAA-rated municipal yields to comparable U.S. Treasury yields rose from 80% to 89% during the period, while all classes of each Fund covered by this report experienced positive total returns for the six-month period. A complete list of returns may be found on pages two and three of this report.

  Moderate, but sustainable growth appears to be the hallmark of the economic expansion's fifth year. After slowing earlier in the summer, homebuying was making modest gains by September 30, although consumer spending was still showing some areas of weakness. Businesses, meanwhile, continued to work off excess inventories and reduce factory output. At the same time, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2-1/2% to 3% real (adjusted for inflation) growth in gross domestic product, at least through 1995.

  Although the Federal Reserve implemented a one-quarter percentage point decrease in short-term interest rates in July, the effects of its seven rate increases, which began in early 1994 and ended in February of this year, are still being felt throughout the economy. While there have been some increases in commodity prices, companies have not been able to pass along most of those higher costs. This is partly due to the need to keep fighting for market share, and also because wages and benefits of U.S. workers are still growing at a pace that is near or perhaps below the inflation rate, limiting consumer buying power. At the end of July, the nation's employment cost index had risen at a rate of just 2.8% over the previous year, helping to contain cost pressures. At the same time, the bond markets have apparently become convinced that economic growth will be contained for the near future and have allowed long-term interest rates to decline. Although previous monetary easing by the Federal Reserve has been followed by additional rate reductions, prospects for further decreases in the current environment are uncertain. Still, with long-term government bonds yielding approximately 6.50%, in an environment of 2-1/2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

  We believe municipals offer attractive value at current levels. The yield ratio of municipals to Treasuries of 89% is the highest level for this ratio since October 1989, indicating the market is already compensating for a more moderate version of tax reform, which, in our opinion, is the reform that appears to have the best chance of passage. The tax-reform debate has overshadowed a powerful fundamental trend--the low supply of new issues. Issuance declined 44% in 1994 and has continued to decline in 1995. Combined with a record amount of redemptions, we expect the supply of outstanding municipals to actually shrink for an unprecedented second year in a row. Therefore, any pickup in demand could have an even greater positive impact on prices. Finally, any weakness in stock prices seems likely to bring investors back to the municipal market.

  During the six-month reporting period, we extended portfolio durations (a measure of interest rate sensitivity) to participate in the market rally, primarily by covering hedge positions and buying discount bonds. Currently, durations are generally long relative to the benchmark Lehman Brothers Municipal Bond Index, an unmanaged index of national municipal bonds rated Baa or higher. When possible, we have swapped out of bonds with short call features and into bonds with greater call protection. We have continued to emphasize quality in the Funds, as the spread between high-grade and lower-grade bonds is historically narrow. Finally, we moved out of shorter-term bonds and into bonds in the 15- to 20-year maturity range, which offer more yield and, we believe, better value relative to taxable investments.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin           /s/ Geoffrey L. Schechter and David B. Smith

A. Keith Brodkin               Geoffrey L. Schechter and David B. Smith
Chairman and President         Portfolio Managers

October 12, 1995

Portfolio Manager Profiles

Geoffrey Schechter joined MFS in 1993 as an Investment Officer in the Fixed Income Department. A graduate of the University of Texas and the Boston University Graduate School of Business Administration, he was named Assistant Vice President - Investments in 1994, Vice President - Investments in 1995 and currently has portfolio management responsibilities for the Florida, Louisiana, Mississippi and Texas state Funds. Mr. Schechter is a Certified Public Accountant (C.P.A.) and a Chartered Financial Analyst (C.F.A.).

David Smith has been a member of the MFS investment staff since 1988. A graduate of Union College and the Babson College Graduate School of Business Administration, he began his career at MFS as a Senior Treasury Analyst in the Corporate Treasury Department. He was named a Research Analyst in the Fixed Income Department in 1989, Investment Officer in 1990, Assistant Vice President - Investments in 1991 and Vice President - Investments in 1993. Mr. Smith is a C.F.A. and currently has portfolio management responsibilities for the California and Washington state Funds.

Objective and Policies

The investment objective for each state Fund is to provide current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which the Fund's name relates.

Each state Fund seeks to achieve its investment objective by investing its assets primarily in municipal debt instruments. Each Fund may purchase instruments, the interest on which may be subject to an alternative minimum tax. Generally, each state Fund will invest at least two-thirds of its assets in tax-exempt securities in the three highest grades (A or above) of recognized rating agencies or comparable unrated securities. Each state Fund may also enter into options and futures transactions and purchase securities on a "when-issued" basis.

Performance Summary

Because mutual funds like MFS Municipal Series Trust are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B and Class C shares for the applicable time periods.

                                                                                      Class A
                                        -----------------------------------------------------
MFS California Municipal Bond Fund       6 Months        1 Year       5 Years        10 Years
---------------------------------------------------------------------------------------------
Cumulative Total Return+                    +4.41%        +8.97%       +48.19%        +128.31%
---------------------------------------------------------------------------------------------
Average Annual Total Return+                   --         +8.97%        +8.18%          +8.61%
---------------------------------------------------------------------------------------------
SEC Average Annual Total Return++              --         +3.72%        +7.14%          +8.08%
---------------------------------------------------------------------------------------------

                                                                           Class B                                    Class C***
                                        ------------------------------------------    ------------------------------------------
MFS California Municipal Bond Fund     6 Months      1 Year     9/07/93* - 9/30/95    6 Months      1 Year    1/03/94* - 9/30/95
--------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return+                  +3.98%      +7.94%                 +1.59%      +3.88%      +7.86%                +1.28%
--------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return+                 --       +7.94%                 +0.77%         --       +7.86%                +0.73%
--------------------------------------------------------------------------------------------------------------------------------
SEC Average Annual Total Return++            --       +3.94%                 -1.00%         --       +7.86%                +0.73%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          Class A                                         Class B
                                        ------------------------------------------     --------------------------------------------
MFS Florida Municipal Bond Fund        6 Months      1 Year     2/03/92* - 9/30/95    6 Months      1 Year      9/07/93* - 9/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return+                  +4.65%      +9.64%        +28.55%            +4.20%      +8.71%           +2.08%
-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return+                 --       +9.64%         +7.11%              --        +8.71%           +1.00%
-----------------------------------------------------------------------------------------------------------------------------------
SEC Average Annual Total Return++            --       +4.43%         +5.69%              --        +4.71%           -0.77%
-----------------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of this class of shares.

  + These results do not include the sales charge. If the charge had been included, the results would have been lower.

 ++ The average annual total rate of return, as required by the Securities and Exchange Commission (SEC), reflects the maximum sales charge of 4.75% for Class A shares and the current maximum contingent deferred sales charge
    (CDSC) of 4% for Class B shares.

*** Class C shares have no initial sales charge or CDSC but, along with Class B shares, have higher annual fees and expenses than Class A shares.

                                                                           Class A                                         Class B
                                        ------------------------------------------    --------------------------------------------
MFS Louisiana Municipal Bond Fund      6 Months      1 Year     2/01/93* - 9/30/95    6 Months      1 Year      9/07/93* - 9/30/95
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return+                  +4.61%      +9.78%         +15.76%           +4.19%      +8.79%           +3.97%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return+                 --       +9.78%          +5.63%             --        +8.79%           +1.90%
----------------------------------------------------------------------------------------------------------------------------------
SEC Average Annual Total Return++            --       +4.62%          +3.74%             --        +4.79%           +0.12%
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Class A                                         Class  B
                                        ------------------------------------------    --------------------------------------------
MFS Mississippi Municipal Bond Fund    6 Months      1 Year     8/06/92* - 9/30/95    6 Months      1 Year      9/07/93* - 9/30/95
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return+                  +4.58%      +9.03%           +17.46%         +4.19%      +8.20%           +3.97%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return+                 --       +9.03%           +5.24%             --       +8.20%           +1.90%
----------------------------------------------------------------------------------------------------------------------------------
SEC Average Annual Total Return++            --       +3.87%           +3.63%             --       +4.20%           +0.11%
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Class A                                         Class  B
                                        ------------------------------------------     --------------------------------------------
MFS Texas Municipal Bond Fund          6 Months      1 Year     2/03/92* - 9/30/95    6 Months      1 Year      9/07/93* - 9/30/95
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return+                  +4.23%     +10.06%         +31.74%           +3.80%      +9.17%           +4.04%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return+                 --      +10.06%          +7.83%              --       +9.17%           +1.94%
----------------------------------------------------------------------------------------------------------------------------------
SEC Average Annual Total Return++            --       +4.87%          +6.40%              --       +5.17%           +0.15%
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Class A                                         Class B
                                        ------------------------------------------     --------------------------------------------
MFS Washington Municipal Bond Fund     6 Months      1 Year     8/07/92* - 9/30/95    6 Months      1 Year      9/07/93* - 9/30/95
----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return+                  +5.27%     +11.61%         +24.48%           +4.86%     +10.64%           +6.68%
----------------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return+                 --      +11.61%          +7.20%              --      +10.64%           +3.18%
----------------------------------------------------------------------------------------------------------------------------------
SEC Average Annual Total Return++            --       +6.26%          +5.56%              --       +6.64%           +1.37%
----------------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of this class of shares.

  + These results do not include the sales charge. If the charge had been included, the results would have been lower.

 ++ The average annual total rate of return, as required by the Securities and Exchange Commission (SEC), reflects the maximum sales charge of 4.75% for Class A shares and the current maximum contingent deferred sales charge
    (CDSC) of 4% for Class B shares.

*** Class C shares have no initial sales charge or CDSC but, along with Class B shares, have higher annual fees and expenses than Class A shares.

All results represent past performance and are not necessarily an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All results reflect the applicable expense subsidy which is explained in the Notes to Financial Statements. Had these subsidies not been in effect, the results would have been less favorable. These subsidies may be rescinded by MFS at any time.

Portfolio of Investments (Unaudited) - September 30, 1995
MFS CALIFORNIA MUNICIPAL BOND FUND

Municipal Bonds - 97.7%
                                                     Principal
                                                      Amount
S&P Bond                                               (000
Rating           Issuer                              Omitted)          Value
-------------------------------------------------------------------------------
       General Obligation - 11.2%
AAA     Beverly Hills, CA, MBIA-IBC, 5.75s,
          2020                                       $ 1,500       $ 1,461,435
AAA     Metropolitan Water District, 5.55s,
          2020                                         2,000         1,914,900
AA-     Palos Verdes, CA, Library District,
          6.7s, 2016                                   1,250         1,301,675
AA-     Santa Monica, CA, Malibu Unified School
          District, 5.75s, 2018                        1,475         1,447,241
A+      State of California, 10s, 2007                 1,055         1,484,786
A       State of California, 5.75s, 2023               2,415         2,287,705
AAA     State of California, AMBAC, 7.2s, 2008         1,600         1,866,752
AAA     State of California, AMBAC, 6.3s, 2010         6,000         6,450,720
AAA     State of California, AMBAC, 7s, 2010           2,000         2,303,320
AAA     State of California, AMBAC, 5.9s, 2025         5,000         4,931,500
AAA     State of California, FSA, 5.5s, 2020           5,000         4,651,000
AAA     Walnut Valley, CA, AMBAC, 6s, 2011             1,600         1,649,136
AAA     Walnut Valley, CA, MBIA, 0s, 2007              1,150           601,945
AAA     Walnut Valley, CA, MBIA, 0s, 2008              1,125           550,766
AAA     Walnut Valley, CA, MBIA, 0s, 2009              1,175           536,975
                                                                      ---------
                                                                   $33,439,856
-------------------------------------------------------------------------------
       State and Local Appropriation - 13.8%
AAA     Banning, CA, Certificates of
          Participation, Water System
          Improvement, AMBAC, 8s, 2019               $ 1,000       $ 1,256,430
A-      California Public Works Board, Lease
          Rev., 6.75s, 2012                            3,200         3,360,576
A-      California Public Works Board, Lease
          Rev. (Department of Corrections),
          7.4s, 2010                                   5,000         5,751,900
NR      Fortuna, Parlier & Susanville, CA,
          Certificates of Participation, "B",
          7.375s, 2017                                   930           964,577
AAA     Grossmont, CA, Union High School
          District, Certificates of
          Participation, MBIA, 0s, 2006                6,000         3,279,000
AAA     Los Angeles, CA, Convention &
          Exhibition Center Authority,
          Certificates of Participation, AMBAC,
          0s, 2005                                     2,400         1,444,824
AAA     Los Angeles County, CA, MBIA, 0s, 2013         3,380         1,130,204
A+      Pasadena, CA, Certificates of
          Participation (Pasadena Parking
          Facility), 6.25s, 2018                       3,460         3,552,105
A-      Pomona, CA, Public Financing, 6.25s,
          2010                                         4,020         4,061,808
A       Puerto Rico Public Buildings Authority,
          5.31s, 2016 (Municipal Swap) S.              1,000           928,120
A       Riverside County, CA, Asset Leasing
          Corp., "A", 6.25s, 2019                      1,210         1,210,254
A-      San Francisco, CA, City & County
          Redevelopment Agency, Lease Rev.,
          5.5s, 2018                                  13,000        11,505,390
AAA     Visalia, CA, Unified School District,
          Certificates of Participation, MBIA,
          0s, 2005                                     4,655         2,733,044
                                                                      ---------
                                                                   $41,178,232
-------------------------------------------------------------------------------
     Refunded and Special Obligation - 18.8%
NR    California Educational Facilities
        Authority Rev. (St. Mary's College),
        7.5s, 2000                                   $ 1,000       $ 1,156,100
A+    California Health Facilities Financing
        Authority (AIDS Hospice Foundation),
        CHFC, 7.15s, 2000                              3,110         3,489,047

-------------------------------------------------------------------------------
       Refunded and Special Obligation - continued
NR      California Health Facilities Financing
          Authority (Brookside Hospital), 8.1s,
          1997                                       $ 1,000       $ 1,096,490
NR      California Health Facilities Financing
          Authority (Daughters of Charity Queen
          Angel), 9.25s, 2015                            300           315,192
AA      California Health Facilities Financing
          Authority (St. Joseph Health System),
          6.9s, 1999                                   1,000         1,105,940
AA-     California Health Facilities Financing
          Authority (St. Joseph Hospital),
          6.75s, 2001                                  2,710         3,057,232
A       California Health Facilities Financing
          Authority (Valley Memorial Hospital),
          7.9s, 1997                                     500           538,450
AAA     California Health Facilities Financing
          Authority Rev., AMBAC, 7.625s, 1998          1,205         1,341,165
AAA     California Public Works Board, Lease
          Rev. (University of California
          Projects), 6.6s, 2002                        3,500         3,984,610
AAA     Concord, CA, Redevelopment Agency, Tax
          Allocation, BIGI, 8s, 1998                   1,810         2,019,489
AAA     Concord, CA, Redevelopment Agency, Tax
          Allocation (Central Concord), BIGI,
          8s, 1998                                       370           412,824
AAA     Corona, CA, Certificates of
          Participation (Corona Community
          Hospital), 8s, 2005                            585           721,346
AAA     Los Angeles, CA, Convention &
          Exhibition Center Authority,
          Certificates of Particpation, 7.375s,
          1999                                         5,000         5,614,750
AAA     Los Angeles, CA, Convention &
          Exhibition Center Authority,
          Certificates of Participation, 9s,
          2005                                         1,900         2,520,939
AA-     Los Angeles, CA, Department of Water
          and Power, Electric Plant Rev., 7.9s,
          2028                                         1,000         1,107,330
A       Los Angeles, CA, Wastewater System
          Rev., 6.8s, 1999                               500           551,315
AAA     Los Angeles, CA, Wastewater System
          Rev., "B", 8.125s, 1997                      2,500         2,745,100
AAA     Northern California Power Agency,
          Public Power Rev. (Hydro-Electric),
          8s, 1998                                       290           318,385
AAA     Oakland, CA, Redevelopment Agency,
          Certificates of Participation, AMBAC,
          8.125s, 1997                                   750           808,155
A-      Pomona, CA, Public Financing Authority
          Rev., "J", 7.875s, 2000                      7,155         8,373,496
NR      Pomona, CA, Single Family Mortgage
          Rev., FNMA, GNMA, 7.375s, 2010               2,000         2,340,540
AAA     Pomona, CA, Single Family Mortgage
          Rev., GNMA, 7.5s, 2000                       2,000         2,400,720
AAA     Puerto Rico Highway and Special
          Obligation and Transport Authority,
          Highway Rev., 6.5s, 2002                     2,750         3,088,552
AAA     Sacramento, CA, Municipal Utility
          District, Electric Rev., "W", 7.875s,
          1998                                         2,500         2,793,275
AAA     San Bernardino County, CA, Certificates
          of Participation, 6.25s, 2001                2,000         2,182,780

                                                  Principal
                                                     Amount
S&P Bond                                               (000
Rating           Issuer                            Omitted)              Value
-------------------------------------------------------------------------------
       Refunded and Special Obligation - continued
A       Tracy, CA, Hospital Rev., Certificates
          of Participation (Tracy Community
          Hospital), 8.625s, 1997                    $2,000         $ 2,149,340
                                                                    -----------
                                                                    $56,232,562
-------------------------------------------------------------------------------
       Single Family Housing Revenue - 1.6%
AA-     California Housing Finance Agency,
          7.75s, 2010                                $1,210         $ 1,277,736
AA-     California Housing Finance Agency,
          8.1s, 2016                                  2,500           2,570,775
AA-     California Housing Finance Agency,
          7.875s, 2031                                  125             132,349
A+      Riverside County, CA, 0s, 2014                3,027             404,230
AAA     San Bernardino County, CA, Single
          Family Mortgage Rev., GNMA, 7.65s,
          2023                                          225             232,067
AAA     Santa Ana, CA, Home Mortgage Rev., "A",
          FGIC, 8.875s, 2017                             15              15,875
AAA     Southern California Home Finance
          Authority, Single Family Mortgage
          Rev., GNMA, 7.625s, 2023                      265             278,714
                                                                     -----------
                                                                    $ 4,911,746
-------------------------------------------------------------------------------
       Multi-Family Housing Revenue - 7.3%
A+      California Housing Finance Agency
          (Multi-Unit Rental Housing), 6.7s,
          2015                                       $2,750         $ 2,844,627
NR      Escondido, CA, Community Development
          Authority (Las Villas del Norte),
          8.875s, 2005                                4,395           4,342,436
AAA     Palmdale, CA, Multi-Family Housing
          Rev., FNMA, 7.375s, 2024                    1,000           1,070,430
BBB     Thousand Oaks, CA, Redevelopment Agency
          (Shadow Hills Project), 7s, 2021            8,900           9,161,571
A+      Yolo County, CA, Housing Authority
          Mortgage Rev. (Walnut Park
          Apartments), FHA, 7.2s, 2033                4,150           4,356,836
                                                                    -----------
                                                                    $21,775,900
-------------------------------------------------------------------------------
       Insured Health Care Revenue - 7.6%
A       Apple Valley, CA, Hospital Rev. (St.
          Mary's Hospital), CHFC, 6.75s, 2012        $4,880         $ 4,997,754
A       California Health Facilities Financing
          Authority (American Baptist Homes
          West), CHFC, 7.65s, 2014                    4,420           4,695,454
AAA     California Health Facilities Financing
          Authority (Sutter Health), MBIA, 7s,
          2009                                        1,000           1,071,740
AAA     California Health Facilities Financing
          Authority (Unihealth America), AMBAC,
          7.625s, 2015                                   45              48,837
A       California Statewide Communities
          Development Authority, Certificates of
          Participation, 6.75s, 2021                  3,000           3,054,180
A+      California Statewide Communities
          Development Authority, Certificates of
          Participation, CHFC, 0s, 2007               6,645           3,082,084
A+      California Statewide Communities
          Development Authority, Certificates of
          Participation, CHFC, 0s, 2008               6,345           2,740,850
AAA     Desert Hospital District, CA, Hospital
          Rev., CGIC, 8.354s, 2020++++                3,000           3,062,550
                                                                    -----------
                                                                    $22,753,449
-------------------------------------------------------------------------------

       Health Care Revenue - 6.2%
A-      California Health Facilities Financing
          Authority (Good Samaritan), 6.6s, 2000     $1,300         $ 1,378,663
A-      California Health Facilities Financing
          Authority (Good Samaritan), 6.65s,
          2001                                          500             532,835
AA      California Health Facilities Financing
          Authority (Kaiser Permanente), 7s,
          2018                                        1,000           1,062,540
AA      California Statewide (St. Joseph's),
          6.625s, 2021                                4,205           4,399,860
NR      Hemet Valley, CA, Hospital District,
          8.25s, 2005                                 4,705           4,908,538
BBB     Loma Linda, CA (Loma Linda University
          Medical Center, Project B), 9s, 2012          460             472,825
AA      Riverside, CA, Kaiser Permanente Rev.,
          9s, 2015                                      750             769,793
A-      San Joaquin County, CA, Certificates of
          Participation (General Hospital),
          6.625s, 2020                                4,235           4,225,556
A-      Stockton, CA, Hospital Rev. (St. Joseph
          Hospital), "B", 9.4s, 2008                    650             668,525
                                                                    -----------
                                                                    $18,419,135
-------------------------------------------------------------------------------
       Electric and Gas Utility Revenue - 5.7%
AA-     Los Angeles, CA, Department of Water
          and Power, Electric Plant Rev., 8s,
          2026                                      $ 1,000         $ 1,043,190
AA      Los Angeles, CA, Department of Water
          and Power, Electric Plant Rev., 7.25s,
          2030                                        1,000           1,130,750
AA-     Los Angeles, CA, Department of Water
          and Power, Electric Plant Rev., 7.1s,
          2031                                        1,050           1,184,284
A+      Modesto, CA, Irrigation District,
          Certificates of Participation
          (Geyser), 5s, 2017                          4,300           3,670,480
AAA     Northern California Public Power
          Refunding (Geothermal), "93A", AMBAC,
          5.85s, 2010                                 1,000           1,029,600
AAA     Sacramento, CA, Municipal Utilities
          District, MBIA, 5.25s, 2020                 4,500           4,064,400
NR      Southern California Public Power
          Authority (Southern Transmission
          Project), 0s, 2005                          8,000           4,850,960
                                                                    -----------
                                                                    $16,973,664
-------------------------------------------------------------------------------
       Water and Sewer Utility Revenue - 13.4%
AA      California Department of Water
          Resources, Central Valley Project
          Rev., 7s, 2012                            $ 1,495         $ 1,707,410
AAA     Contra Costa, CA, Water Rev., MBIA,
          5.5s, 2019                                  4,000           3,771,400
AAA     Eastern Municipal Water District, FGIC,
          5.25s, 2023                                 2,000           1,798,280
AAA     Fairfield-Suisun, CA, Sewer District
          Rev., MBIA, 0s, 2006                        2,080           1,188,720
AAA     Los Angeles County, CA, Sanitation
          District, MBIA-IBC, 5.25s, 2019             5,000           4,525,900
AA      Metropolitan Water District, 5.5s, 2019       6,900           6,423,555
AA      Metropolitan Water District, 5s, 2020         7,000           6,061,090
AA      Metropolitan Water District, Linked
          Savers, RIBS, 5.75s, 2018                  10,000           9,763,600
BBB+    Mojave, CA, Water Agency (Morongo
          Basin), 6.6s, 2022                          1,400           1,422,526
AAA     Redding, CA, Wastewater Rev., FGIC,
          5.5s, 2018                                  1,500           1,415,520

                                                    Principal
                                                       Amount
S&P Bond                                                 (000
Rating           Issuer                              Omitted)            Value
-------------------------------------------------------------------------------
       Water and Sewer Utility Revenue - continued
AA      San Francisco, CA, 0s, 2019                 $ 2,100        $    495,096
AAA     West Sacramento, CA, Financing
          Authority Rev., FGIC, 5.5s, 2024            1,685           1,570,032
                                                                       ---------
                                                                   $ 40,143,129
-------------------------------------------------------------------------------
       Turnpike Revenue - 0.9%
BBB-    Foothill/Eastern Transportation
          Corridor Agency, CA, 0s, 2011             $ 5,000        $  2,678,500
-------------------------------------------------------------------------------
       Airport and Port Revenue - 1.4%
AAA     San Francisco, CA, City & County
          Airports Commission, International
          Airport, FGIC, 6.5s, 2019                 $ 4,000        $  4,152,840
-------------------------------------------------------------------------------
       Sales and Excise Tax Revenue - 3.0%
AAA     Los Angeles County, CA, Metropolitan
          Transportation Authority, FGIC, 5s,
          2021                                      $10,415        $  9,056,363
-------------------------------------------------------------------------------
       Industrial Revenue (Corporate Guarantee) - 0.7%
NR      California Pollution Control Financing
          Authority (Frito-Lay, Inc.), 6.375s,
          2004                                      $ 1,025        $  1,086,951
A       California Pollution Control Financing
          Authority (Pacific Gas & Electric
          Co.), 6.625s, 2009                          1,000           1,059,220
                                                                       ---------
                                                                   $  2,146,171
-------------------------------------------------------------------------------
       Universities - 1.9%
A-      California State University Housing
          System Rev., 6.75s, 2010                  $ 1,705        $  1,789,500
A-      California State University Housing
          System Rev., 6.75s, 2011                    3,570           3,736,398
                                                                       ---------
                                                                   $  5,525,898
-------------------------------------------------------------------------------
       Special Assessment District - 1.8%
AAA     Anaheim, CA, Public Financing Authority
          (Redevelopment Project Alpha), MBIA,
          0s, 2005                                  $ 3,210        $  1,894,028
AAA     Brea, CA, Public Finance Authority,
          MBIA, 0s, 2005                              2,235           1,348,174
AAA     Brea, CA, Public Finance Authority,
          MBIA, 0s, 2006                              3,415           1,926,060
AAA     Concord, CA, Redevelopment Agency, Tax
          Allocation, BIGI, 8s, 2018                     40              44,124
                                                                       ---------
                                                                   $  5,212,386
-------------------------------------------------------------------------------
       Other - 2.4%
AAA     California Public Capital Improvements
          Financing Authority Rev., BIGI, 8.1s,
          2018                                      $ 1,920        $  2,085,275
AAA     San Francisco, CA, Bay Area Rapid
          Transportation, FGIC, 5.5s, 2020            3,065           2,887,169
AAA     South Coast Air Quality Management
          District, AMBAC, 0s, 2005                   3,480           2,099,171
                                                                      ---------
                                                                   $  7,071,615
-------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $277,740,059)              $291,671,446
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.4%
        California Health Facilities Financing
          (St. Joseph Health System), due
          7/01/13                                   $ 1,000        $  1,000,000
        California Pollution Control Financing
          Authority (Shell Oil Co.), due
          10/01/06                                      100             100,000
        California Pollution Control Financing
          Authority (Shell Oil Co.), due
          10/01/09                                      100             100,000
-------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost               $  1,200,000
-------------------------------------------------------------------------------
Portfolio of Investments (Unaudited) - continued

Call Option Purchased - 0.1%
                                    Principal
                                       Amount
Issuer/Expiration                of Contracts
Date/Strike Price               (000 Omitted)            Value
--------------------------------------------------------------
State of New Jersey,
  "D"/2003/102
  (Premium Paid, $255,000)                 $2     $    152,300
--------------------------------------------------------------
Total Investments (Identified Cost,
  $279,195,059)                                   $293,023,746

Other Assets, Less Liabilities - 1.8%                5,490,625
--------------------------------------------------------------
Net Assets - 100.0%                               $298,514,371
--------------------------------------------------------------
 [S] Indexed security.

++++ Inverse floating rate security.

See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS FLORIDA MUNICIPAL BOND FUND

Municipal Bonds - 96.9%
                                                      Principal
                                                       Amount
S&P Bond                                                (000
Rating           Issuer                               Omitted)           Value
------------------------------------------------------------------------------
       General Obligation - 10.6%
AAA     Commonwealth of Puerto Rico, MBIA,
          5.375s, 2022                               $1,500        $ 1,410,015
AA      Florida Board of Education, Capital
          Outlay, 9.125s, 2014                        2,600          3,596,736
AA      Palm Beach County, FL, 6.5s, 2010             2,000          2,209,980
AA      State of Florida, 9.875s, 2009                1,100          1,581,140
AA      State of Florida, 6.4s, 2022                  2,000          2,083,960
                                                                     ---------
                                                                   $10,881,831
------------------------------------------------------------------------------
       State and Local Appropriation - 5.0%
AAA     Bay County, FL, School Board,
          Certificates of Participation, AMBAC,
          6.75s, 2012                                $1,000        $ 1,111,190
AAA     Palm Beach County, FL, School Board,
          Certificates of Participation, AMBAC,
          5.375s, 2015                                2,000          1,895,440
AAA     Palm Beach County, FL, School Board,
          Certificates of Participation, AMBAC,
          6.375s, 2015                                2,000          2,078,480
                                                                     ---------
                                                                   $ 5,085,110
------------------------------------------------------------------------------
       Refunded and Special Obligation - 5.1%
AAA     Broward County, FL, School District,
          7.125s, 1999                               $  250        $   276,215
AAA     Florida Board of Education, Capital
          Outlay, 7.25s, 2000                           510            578,906
AAA     Florida Board of Education, Capital
          Outlay, ETM, 9.125s, 2014                     400            544,200
AAA     Florida Turnpike Authority Rev., AMBAC,
          7.125s, 2001                                1,250          1,433,650
AAA     Gainesville, FL, Utility Systems Rev.,
          AMBAC, 7.25s, 1998                            500            550,535
AAA     Orange County, FL, Tourist Development
          Tax Rev., AMBAC, 7.25s, 2000                  500            571,285
A-      Puerto Rico Electric Power Authority
          Rev., 7s, 2001                                240            273,756
AAA     Puerto Rico Highway & Transportation
          Authority, Highway Rev., 6.625s, 2002         100            113,029
AAA     Puerto Rico Public Buildings Authority,
          6.875s, 2002                                  740            847,048
                                                                     ---------
                                                                   $ 5,188,624
------------------------------------------------------------------------------

                                                        Principal
                                                         Amount
S&P Bond                                                  (000
Rating           Issuer                                 Omitted)          Value
------------------------------------------------------------------------------
       Single Family Housing Revenue - 1.1%
NR      Dade County, FL, Housing Finance
          Authority, FNMA, GNMA, 7s, 2024            $   75        $    77,607
AAA     Dade County, FL, Housing Finance
          Authority, FSA, 6.95s, 2012                 1,000          1,045,660
                                                                     ---------
                                                                   $ 1,123,267
------------------------------------------------------------------------------
       Multi-Family Housing Revenue - 1.5%
NR      Florida Housing Finance Agency
          (Southlake Apartments), 8.7s, 2021         $1,500        $ 1,513,605
------------------------------------------------------------------------------
       Insured Health Care Revenue - 12.1%
AAA     Brevard County, FL, Health Facilities
          Authority Rev. (Wuesthoff Memorial),
          MBIA, 6.5s, 2007                           $1,000        $ 1,087,300
AAA     Brevard County, FL, Health Facilities
          Authority Rev. (Wuesthoff Memorial),
          MBIA, 7.2s, 2013                            1,000          1,116,710
AAA     Charlotte County, FL, Public Facilities
          Authority Rev. (Bon Secours), FSA,
          7.814s, 2027++++                            2,500          2,489,650
AAA     Hillsborough County, FL, Industrial
          Development Authority (University
          Community Hospital), 6.5s, 2019             1,000          1,081,800
AAA     Jacksonville, FL, Hospital Rev.
          (Baptist Medical), MBIA, 7.3s, 2019         1,900          2,061,348
AAA     Jacksonville, FL, Hospital Rev.
          (University Medical Center, Inc.),
          Connie Lee, 6.6s, 2013                        500            528,875
AAA     Orange County, FL, Health Facilities
          Authority Rev. (Adventist Health
          System), AMBAC, 5.25s, 2020                 2,000          1,823,240
AAA     Tallahassee, FL, Health Facilities Rev.
          (Tallahassee Memorial Regional
          Medical), MBIA, 6.625s, 2013                1,000          1,101,870
AAA     Tampa, FL, Alleghany Health System (St.
          Joseph Hospital), MBIA, 6.5s, 2023          1,000          1,067,050
                                                                     ---------
                                                                   $12,357,843
------------------------------------------------------------------------------
       Health Care Revenue - 9.3%
NR      Brevard County, FL, Health Facilities
          Authority Rev. (Friendly Village),
          9.25s, 2012                                $  375        $   387,668
BBB+    Escambia County, FL, Health Facilities
          Authority (Baptist Hospital), 6s, 2014      2,500          2,374,175
BBB+    Escambia County, FL, Health Facilities
          Authority (Baptist Hospital & Baptist
          Manor), 6.75s, 2014                         1,000          1,021,550
NR      Jacksonville, FL, Health Facilities
          Authority, Industrial Development Rev.
          (Cypress Village), 7s, 2014                 1,250          1,276,363
NR      Jacksonville, FL, Health Facilities
          Authority, Industrial Development Rev.
          (National Benevolent Assn./Cypress),
          6.4s, 2016                                  1,825          1,780,945
NR      Orange County, FL, Industrial
          Development Authority Rev. (Friendly
          Village), 9.25s, 2012                         335            349,110
A+      Palm Beach County, FL, Health
          Facilities Authority Rev. (Good
          Samaritan Health System), 6.3s, 2022        1,750          1,768,882
NR      St. Petersburg, FL, Health Facilities
          Rev. (Swanholm Nursing), 10s, 2022            490            530,322
                                                                     ---------
                                                                   $ 9,489,015
------------------------------------------------------------------------------
        Electric and Gas Utility Revenue - 26.9%
AAA     Charlotte County, FL, Utility Systems
          Rev., FGIC, 6.875s, 2021                   $  500        $   552,290
AAA     Escambia County, FL, Utilities
          Authority, FGIC, 0s, 2015                   2,000            648,380
AAA     Escambia County, FL, Utilities
          District, Utility Systems Rev., FGIC,
          6.25s, 2015                                 1,500          1,586,295
AA-     Hillsborough County, FL, Industrial
          Development Authority, Pollution
          Control Rev. (Tampa Electric Co.), 8s,
          2022                                        3,000          3,519,270
AA      Jacksonville, FL, Electric Authority
          Rev., 0s, 2010                              4,995          2,169,828
AA-     Lakeland, FL, Electric & Water Rev.,
          0s, 2011                                    5,000          2,044,950
AA-     Lakeland, FL, Electric & Water Rev.,
          0s, 2012                                    3,000          1,141,200
BBB-    Martin County, FL, Industrial
          Development Authority (Indiantown
          Cogeneration Project), 7.875s, 2025         3,625          3,970,136
AA-     Orlando, FL, Utilities Commission,
          Water & Electric Rev., 6.75s, 2017          2,500          2,823,850
NR      Palm Beach County, FL, Industrial
          Development Rev. (Osceola Power
          Project), 6.85s, 2014                       3,000          2,970,480
NR      Palm Beach County, FL, Solid Waste
          Industrial Development Rev. (Osceola
          Power), 6.95s, 2022                         1,500          1,492,425
A-      Puerto Rico Electric Power Authority
          Rev., 6.125s, 2008                          2,400          2,550,984
AAA     Puerto Rico Electric Power Authority
          Rev., FSA, 6s, 2016                         2,000          2,020,960
                                                                     ---------
                                                                   $27,491,048
------------------------------------------------------------------------------
       Water and Sewer Utility Revenue - 5.1%
AAA     Bradenton, FL, Utility System Rev.,
          FGIC, 0s, 2008                             $1,000        $   503,650
AAA     Miramar, FL, Wastewater Improvement,
          FGIC, 6.75s, 2016                           1,500          1,646,025
AAA     Seminole, FL, Water & Sewer Improvement
          Rev., MBIA, 6s, 2019                        3,000          3,073,620
                                                                     ---------
                                                                   $ 5,223,295
------------------------------------------------------------------------------
       Turnpike Revenue - 3.9%
AAA     Florida Turnpike Authority Rev., FGIC,
          5.5s, 2021                                 $2,100        $ 1,984,017
AAA     Lee County, FL, Transportation Facility
          Rev., MBIA, 5.75s, 2022                     2,000          1,978,720
                                                                     ---------
                                                                   $ 3,962,737
------------------------------------------------------------------------------
       Airport and Port Revenue - 3.1%
AAA     Dade County, FL, Aviation Rev., MBIA,
          6.6s, 2022                                 $2,000        $ 2,090,160
B-      Hillsborough County, FL, Aviation
          Authority Rev. (US Air), 8.6s, 2022         1,000          1,045,430
                                                                     ---------
                                                                   $ 3,135,590
------------------------------------------------------------------------------
       Sales and Excise Tax Revenue - 4.4%
AAA     Jacksonville, FL, Capital Improvement
          (Gator Bowl), AMBAC, 5.5s, 2014            $2,000        $ 1,939,900
AAA     Jacksonville, FL, Excise Tax Rev.,
          FGIC, 0s, 2010                              1,000            424,980
AAA     Jacksonville, FL, Excise Tax Rev.,
          FGIC, 0s, 2011                              1,000            395,200
A       Puerto Rico Highway & Transportation
          Authority Rev., 6.625s, 2018                1,000          1,048,290

                                                        Principal
                                                         Amount
S&P Bond                                                  (000
Rating           Issuer                                 Omitted)          Value
------------------------------------------------------------------------------
       Sales and Excise Tax Revenue - continued
AAA     Sunrise, FL, Public Facilities Rev.,
          MBIA, 0s, 2020                             $3,100       $    715,697
                                                                     ---------
                                                                  $  4,524,067
------------------------------------------------------------------------------
       Industrial Revenue (Corporate Guarantee) - 6.1%
BBB     Escambia County, FL, Pollution Control
          Rev. (Champion International Corp.),
          6.95s, 2007                                $2,500       $  2,645,350
BBB     Escambia County, FL, Pollution Control
          Rev. (Champion International Corp.),
          6.8s, 2012                                  1,000          1,050,150
BBB     Escambia County, FL, Pollution Control
          Rev. (Champion International Corp.),
          6.9s, 2022                                  1,000          1,042,350
BB      Hillsborough County, FL, Aviation
          Authority Rev. (Delta Air Lines),
          6.8s, 2024                                  1,500          1,526,940
                                                                     ---------
                                                                  $  6,264,790
------------------------------------------------------------------------------
       Other - 2.7%
AAA     Gainesville, FL, Entitlement Rev.,
          AMBAC, 5.5s, 2017                          $1,250       $  1,203,663
A       Hillsborough County, FL, Capital
          Improvement Rev., 6.75s, 2022               1,500          1,608,990
                                                                     ---------
                                                                  $  2,812,653
------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $94,609,432)              $ 99,053,475
------------------------------------------------------------------------------
Floating Rate Demand Note - 1.0%
------------------------------------------------------------------------------
        Hillsborough County, FL, Pollution
          Control Rev. (Tampa Electric Co.), due
          5/15/18, at Identified Cost                $1,000       $  1,000,000
------------------------------------------------------------------------------
Total Investments (Identified Cost, $95,609,432)                  $100,053,475

Other Assets, Less Liabilities - 2.1%                                2,186,262
------------------------------------------------------------------------------
Net Assets - 100.0%                                               $102,239,737
------------------------------------------------------------------------------
++++ Inverse floating rate security.

See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS LOUISIANA MUNICIPAL BOND FUND

Municipal Bonds - 97.2%
                                                        Principal
                                                           Amount
S&P Bond                                                     (000
  Rating           Issuer                                 Omitted)       Value
------------------------------------------------------------------------------
       General Obligation - 13.8%
AAA     Commonwealth of Puerto Rico, MBIA,
          5.375s, 2022                             $      750     $    705,008
AAA     New Orleans, LA, AMBAC, 0s, 2008                1,800          884,556
AAA     New Orleans, LA, AMBAC, 0s, 2016                1,000          287,510
AAA     Orleans Parish, LA, MBIA, 6s, 2009                555          584,343
AAA     State of Louisiana, AMBAC, 6.1s, 2011             250          260,655
AAA     State of Louisiana, AMBAC, 6.5s, 2011             250          268,222
                                                                     ---------
                                                                  $  2,990,294
------------------------------------------------------------------------------
       State and Local Appropriation - 3.1%
BBB     Natchitoches Parish, LA, 7.2s, 2015        $      650     $    659,510
------------------------------------------------------------------------------
       Refunded and Special Obligation - 1.3%
AAA     Puerto Rico Public Buildings Authority,
          6.875s, 2002                             $      250     $    286,165
------------------------------------------------------------------------------
       Single Family Housing Revenue - 9.2%
NR      East Baton Rouge, LA, FNMA, GNMA, 6.8s,
          2028                                     $      500     $    510,395
NR      Jefferson Parish, LA, Home Mortgage
          Authority, Single Family, GNMA, 6s,
            2024                                          400          384,064

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
                                                     Principal
                                                      Amount
S&P Bond                                               (000
Rating           Issuer                              Omitted)            Value
------------------------------------------------------------------------------
      Single Family Housing Revenue - continued
NR     Louisiana Housing Finance Agency,
         Single Family Mortgage Rev., FNMA,
         GNMA, 7.8s, 2026                              $1,000       $1,100,300
                                                                      --------
                                                                    $1,994,759
------------------------------------------------------------------------------
       Insured Health Care Revenue - 7.7%
AAA      Jefferson Parish, LA, Hospital
           Service District No. 2, Hospital
           Rev., MBIA, 5.75s, 2016                     $  250       $  244,622
AAA      St. Tammany Parish, LA, Hospital
           Rev., Connie Lee, 6.125s, 2009                 500          510,810
AAA      St. Tammany Parish, LA, Hospital
           Rev., Connie Lee, 6.25s, 2014                  500          510,130
AAA      Tangipahoa Parish, LA, AMBAC, 6.125s,
           2014                                           400          404,184
                                                                      --------
                                                                    $1,669,746
------------------------------------------------------------------------------
       Health Care Revenue - 6.9%
A-       St. Tammany Parish, LA, Hospital
           Service District #1, Hospital Rev.,
           6.5s, 2017                                  $1,000       $  988,180
NR       Westside Habilitation Center,
           Cheneyville, LA, 8.375s, 2013                  500          493,940
                                                                      --------
                                                                    $1,482,120
------------------------------------------------------------------------------
        Electric and Gas Utility Revenue - 4.6%
AAA      Alexandria, LA, Utilities Rev., FGIC,
           5.25s, 2012                                 $1,065       $1,002,847
------------------------------------------------------------------------------
        Water and Sewer Utility Revenue - 5.8%
AA-      Louisiana Public Facilities Authority
           Rev. (Baton Rouge Water Works Co.),
           6.4s, 2010                                  $  500       $  517,950
AAA      Terrebonne Parish, LA, Waterworks
           Rev., FGIC, 5.95s, 2012                        730          737,190
                                                                      --------
                                                                    $1,255,140
------------------------------------------------------------------------------
        Turnpike Revenue - 4.8%
AAA      Greater New Orleans, LA, MBIA, 6s,
           2016                                        $  500       $  503,520
A-       Mississippi River Bridge Authority,
           6.75s, 2012                                    500          538,140
                                                                      --------
                                                                    $1,041,660
------------------------------------------------------------------------------
        Sales and Excise Tax Revenue - 4.7%
AAA      East Baton Rouge Parish, LA, FGIC,
           5.9s, 2020                                  $  500       $  496,765
AAA      Louisiana Stadium & Exposition
           District, FGIC, 5.9s, 2012                     240          239,863
AAA      Regional Transit Authority, LA, Sales
           Tax Rev., FGIC, 0s, 2012                       800          283,360
                                                                      --------
                                                                    $1,019,988
------------------------------------------------------------------------------
        Industrial Revenue (Corporate Guarantee) - 21.3%
BB+      Calcasieu Parish, Inc., LA, Pollution
           Control Rev. (States Utilities Co.),
           6.75s, 2012                                 $  800       $  801,584
A-       DeSoto Parish, LA, Environmental
           Improvement Rev. (International
           Paper Co.), 7.7s, 2018                         750          846,765
A-       DeSoto Parish, LA, Environmental
           Improvement Rev. (International
           Paper Co.), 6.55s, 2019                        250          250,965
A        Natchitoches Parish, LA, Solid Waste
           Disposal Rev. (Williamette
           Industries), 5.875s, 2023                      830          795,323
NR       Port New Orleans, LA, 8.5s, 2014                 500          556,415

                                                        Principal
                                                         Amount
S&P Bond                                                  (000
Rating           Issuer                                 Omitted)          Value
------------------------------------------------------------------------------
         Industrial Revenue (Corporate Guarantee) - continued
BBB       St. Charles Parish, LA, Environmental
            Improvement Rev. (Louisiana Power),
            6.875s, 2024                               $  250      $   258,660
AAA       St. Charles Parish, LA, Environmental
            Improvement Rev. (Louisiana Power),
            AMBAC, 6.875s, 2024                           330          346,823
A+        Vidalia, LA (Alcoa), 5.875s, 2013               500          493,990
BB+       West Feliciana Parish, LA, 7.7s, 2014           250          264,843
                                                                     ---------
                                                                   $ 4,615,368
------------------------------------------------------------------------------
         Universities - 9.5%
AAA       Louisiana Public Facilities Authority,
            FGIC, 5.875s, 2012 (Corporate Swap)*       $1,060      $ 1,066,571
AAA       Louisiana State University &
            Agriculture, FGIC, 5.75s, 2014              1,000          981,770
                                                                     ---------
                                                                   $ 2,048,341
------------------------------------------------------------------------------
         Other - 4.5%
AAA       State of Louisiana, Public Finance
            Authority (Our Lady of the Lake), FSA,
            5.9s, 2021                                 $1,000      $   980,310
------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $20,336,117)               $21,046,248
------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.8%
------------------------------------------------------------------------------
          East Baton Rouge Parish, LA, Pollution
            Control Rev. (Exxon Corp.), due
            11/01/19                                   $  300      $   300,000
          Peninsula Ports Authority, VA (Shell
            Oil Co.), due 12/01/05                        100          100,000
          St. Charles Parish, LA, Pollution
            Control Rev. (Shell Oil Co.), due
            10/01/22                                      200          200,000
------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost               $   600,000
------------------------------------------------------------------------------
Total Investments (Identified Cost, $20,936,117)                   $21,646,248

Other Assets, Less Liabilities                                          (1,357)
------------------------------------------------------------------------------
Net Assets - 100.0%                                                $21,644,891
------------------------------------------------------------------------------
* Indexed security.

See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS MISSISSIPPI MUNICIPAL BOND FUND

Municipal Bonds - 97.5%
------------------------------------------------------------------------------
                                                       Principal
                                                          Amount
S&P Bond                                                    (000
  Rating           Issuer                               Omitted)          Value
------------------------------------------------------------------------------
       General Obligation - 10.6%
AAA     DeSoto County, MS, School District,
          MBIA, 4.75s, 2014                          $1,440        $ 1,255,234
NR      Gulfport, MS, 5s, 2011                        1,085          1,012,424
AAA     Hinds County, MS, MBIA, 6.25s, 2010           1,660          1,785,396
AAA     Hinds County, MS, MBIA, 6.25s, 2011           1,285          1,372,663
BBB+    Jackson County, MS, Road Improvement,
          6.5s, 2008                                    425            454,206
AAA     Madison County, MS, School District,
          AMBAC, 5s, 2012                             1,155          1,064,252
AA-     State of Mississippi, 5.1s, 2012                750            705,555
AA-     State of Mississippi, 6.75s, 2014             1,800          1,926,054
                                                                     ---------
                                                                   $ 9,575,784
------------------------------------------------------------------------------
       State and Local Appropriation - 17.0%
NR      Hinds Community College, MS, District M
          Conference and Training Center, 6.5s,
          2014                                       $1,320        $ 1,333,438
NR      Hinds County, MS, School District,
          Certificates of Participation (Utica
          Project), 7.25s, 2012                       1,000          1,103,560

Portfolio of Investments (Unaudited) - continued

Municipal Bonds - continued
------------------------------------------------------------------------------
                                                         Principal
                                                            Amount
S&P Bond                                                      (000
Rating   Issuer                                            Omitted)       Value
------------------------------------------------------------------------------
       State and Local Appropriation - continued
AAA     Medical Center Educational Building
          Corp., MS (University of Mississippi
          Medical Center), MBIA, 5.65s, 2009         $2,000        $ 1,978,120
AAA     Medical Center Educational Building
          Corp., MS (University of Mississippi
          Medical Center), MBIA, 5.9s, 2023           5,000          4,879,200
A       Puerto Rico Public Buildings Authority,
          5.31s, 2016 (Municipal Swap)*               1,000            928,120
AAA     State of Mississippi, Certificates of
          Participation (Marshall County
          Correctional Facility), MBIA, 5.625s,
          2015                                        3,310          3,130,532
NR      State of Mississippi, Certificates of
          Participation (Rehabilitation
          Services), 6.1s, 2014                       2,000          2,005,940
                                                                     ---------
                                                                   $15,358,910
------------------------------------------------------------------------------
       Refunded and Special Obligation - 5.6%
AAA     Commonwealth of Puerto Rico, Public
          Improvement, 6.8s, 2002                    $1,500        $ 1,710,525
AAA     Puerto Rico Highway & Transportation
          Authority, Highway Rev., 6.625s, 2002         100            113,029
NR      State of Mississippi, 6s, 2002                3,000          3,245,070
                                                                     ---------
                                                                   $ 5,068,624
------------------------------------------------------------------------------
       Single Family Housing Revenue - 4.5%
NR      Mississippi Home Corp., GNMA, 6.5s,
          2024                                       $2,650        $ 2,676,447
NR      Mississippi Home Corp., GNMA, 6.625s,
          2027                                        1,350          1,378,782
                                                                     ---------
                                                                   $ 4,055,229
------------------------------------------------------------------------------
       Multi-Family Housing Revenue - 4.3%
AAA     Gulfport, MS, Community Development
          (Oakview Apartments), FNMA, 7.4s, 2025     $1,755        $ 1,858,791
AAA     Jackson, MS, Elderly Housing Corp.,
          Mortgage Rev. (Delhaven Manor), "C",
          FHA, 7.375s, 2024                           1,990          2,028,825
                                                                     ---------
                                                                   $ 3,887,616
------------------------------------------------------------------------------
       Insured Health Care Revenue - 21.8%
AAA     Alcorn County, Corinth, MS (Magnolia
          Regional Health Center), AMBAC, 5.75s,
          2013                                       $2,000        $ 1,932,240
AAA     Gulfport, MS, Hospital Facilities,
          MBIA, 6.125s, 2015                          2,500          2,542,875
AAA     Gulfport, MS, Hospital Facilities,
          MBIA, 6.2s, 2018                            1,000          1,019,060
AAA     Hinds County, MS, Rev. (Methodist
          Hospital & Rehabilitation Center),
          AMBAC, 5.6s, 2012                           3,055          3,005,661
AAA     Mississippi Hospital Equipment &
          Facilities Authority Rev., FSA, 5.5s,
          2023                                        2,630          2,427,516
AAA     Mississippi Hospital Equipment &
          Facilities Authority Rev. (Baptist),
          MBIA, 6.5s, 2010                            1,190          1,267,267
AAA     Mississippi Hospital Equipment &
          Facilities Authority Rev. (Baptist),
          MBIA, 6s, 2013                              1,000          1,007,830
AAA     Mississippi Hospital Equipment &
          Facilities Authority Rev. (North
          Mississippi Health Services), AMBAC,
          5.25s, 2013                                 4,115          3,819,008

                                                      Principal
                                                       Amount
S&P Bond                                                (000
Rating           Issuer                               Omitted)          Value
------------------------------------------------------------------------------
       Insured Health Care Revenue - continued
AAA     Mississippi Hospital Equipment &
          Facilities Authority Rev. (Rush
          Medical Foundation), Connie Lee, 6.7s,
          2018                                       $2,500        $ 2,597,500
                                                                     ---------
                                                                   $19,618,957
------------------------------------------------------------------------------
       Health Care Revenue - 4.5%
NR      Adams County, MS, Hospital Rev.
          (Jefferson Davis Memorial Hospital),
          8s, 2016                                   $1,000        $ 1,061,050
NR      Mississippi Hospital Equipment &
          Facilities Authority Rev., 5.7s, 2023       1,000            914,730
NR      Mississippi Hospital Equipment &
          Facilities Authority Rev. (Magnolia
          Hospital), 7.375s, 2021                     1,500          1,427,280
NR      Mississippi Hospital Equipment &
          Facilities Authority Rev. (Rankin
          Medical), 5.6s, 2019                          735            673,929
                                                                     ---------
                                                                   $ 4,076,989
------------------------------------------------------------------------------
       Water and Sewer Utility Revenue - 11.0%
AAA     Clarksdale, MS, Sewer & Wastewater
          Treatment System Rev., MBIA, 6.1s,
          2012                                       $1,885        $ 1,912,578
AAA     Columbus, MS, Water & Sewer Rev., MBIA,
          6.5s, 2013                                  1,000          1,062,390
AAA     Gautier, MS, Utility District, Utility
          Systems Rev., FGIC, 6.375s, 2019            1,300          1,339,624
AAA     Harrison County, MS, Wastewater
          Management District, Wastewater
          Treatment, FGIC, 6.5s, 2006                 1,375          1,484,972
AAA     Harrison County, MS, Wastewater
          Management District, Wastewater
          Treatment, FGIC, 5.875s, 2025               1,500          1,474,275
AAA     Meridian, MS, Water & Sewer Rev.,
          AMBAC, 6s, 2010                             1,500          1,538,595
AAA     Meridian, MS, Water & Sewer Rev.,
          AMBAC, 6.2s, 2012                             650            668,635
AAA     Meridian, MS, Water & Sewer Rev.,
          AMBAC, 6.2s, 2013                             400            411,468
                                                                     ---------
                                                                   $ 9,892,537
------------------------------------------------------------------------------
       Industrial Revenue (Corporate Guarantee) - 14.9%
BBB-    Claiborne County, MS, Pollution Control
          Rev. (Energy Resources, Inc.), 7.3s,
          2025                                       $1,000        $ 1,035,890
A+      Jackson County, MS, Pollution Control
          Rev. (Gulf Power Co.), 7.125s, 2021         2,000          2,057,620
A-      Jackson County, MS, Solid Waste
          Disposal Facilities Rev.
          (International Paper), 5.55s, 2017          1,300          1,219,764
A       Lowndes County, MS, Solid Waste
          Disposal & Pollution Control Rev.
          (Weyerhaeuser), 6.8s, 2022                  4,250          4,693,700
BBB     Mississippi Business Finance Corp.
          (Jackson Municipal Airport/Airborne),
          7.15s, 2007                                   985          1,058,786
A-      Warren County, MS, Pollution Control
          Rev. (International Paper), 6.6s, 2019      1,000          1,011,820
NR      Warren County, MS, Pollution Control
          Rev. (Mississippi Power & Light), 7s,
          2022                                        1,000          1,035,860
NR      Washington County, MS, Pollution
          Control Rev. (Mississippi Power &
          Light), 7s, 2022                            1,230          1,272,214
                                                                     ---------
                                                                   $13,385,654
------------------------------------------------------------------------------
       Other - 3.3%
AAA     Jackson, MS, Redevelopment Authority
          (Jackson Street Area), MBIA, 5.7s,
          2013                                       $1,035        $ 1,011,299
A       Puerto Rico Highway & Transportation
          Authority Rev., 6.625s, 2018                1,900          1,991,751
                                                                     ---------
                                                                   $ 3,003,050
------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $85,865,832)               $87,923,350
------------------------------------------------------------------------------
Floating Rate Demand Note - 0.2%
------------------------------------------------------------------------------
Perry County, MS, Pollution Control
            Rev. (Leaf River Forest), due 3/01/02,
            at Identified Cost                         $  200      $   200,000
------------------------------------------------------------------------------
Total Investments (Identified Cost, $86,065,832)                   $88,123,350

Other Assets, Less Liabilities - 2.3%                                2,097,788
------------------------------------------------------------------------------
Net Assets - 100.0%                                                $90,221,138
------------------------------------------------------------------------------
* Indexed security.

See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995
MFS TEXAS MUNICIPAL BOND FUND

Municipal Bonds - 94.6%
                                                    Principal
                                                       Amount
S&P Bond                                                 (000
  Rating           Issuer                            Omitted)            Value
------------------------------------------------------------------------------
       General Obligation - 26.3%
AAA     Brownsville, TX, Public Improvement,
          AMBAC, 0s, 2011                            $  250        $   101,703
AAA     Garland, TX, Independent School
          District, PSF, 5.5s, 2015                   1,245          1,205,720
NR      La Grange, TX, Independent School
          District, PSF, 4.875s, 2010                   530            488,660
NR      Robstown, TX, Independent School
          District, PSF, 0s, 2016                     1,480            440,433
AA      State of Texas, 6.8s, 2010                    1,000          1,038,650
AAA     Valwood, TX, Public Improvement
          Authority, MBIA, 0s, 2005                     500            293,425
NR      Wylie, TX, Independent School District,
          PSF, 6.9s, 2013                             1,100          1,236,235
                                                                     ---------
                                                                   $ 4,804,826
------------------------------------------------------------------------------
       State and Local Appropriation - 8.8%
AAA     State of Texas Public Finance
          Authority, MBIA, 6.25s, 2009               $1,000        $ 1,082,740
AAA     State of Texas Public Finance
          Authority, Building Rev., MBIA, 0s,
          2013                                        1,500            533,130
                                                                     ---------
                                                                   $ 1,615,870
------------------------------------------------------------------------------
       Refunded and Special Obligation - 6.4%
NR      Arlington, TX, Permanent Improvement,
          6.7s, 2002                                 $  100        $   111,300
AAA     Coastal Water Authority, TX, Water
          Conveyance Systems Rev., AMBAC, 6.25s,
          2017                                          250            255,448
NR      Mesquite, TX, Independent School
          District, PSF, 6.7s, 2001                     400            442,712
AAA     Puerto Rico Public Buildings Authority,
          6.875s, 2002                                  250            286,165
AAA     Texas National Research Laboratory
          Commission Finance Corp., 7.1s, 2001           60             68,867
                                                                     ---------
                                                                   $ 1,164,492
------------------------------------------------------------------------------

                                                                                     Principal
                                                                                      Amount
S&P Bond                                                                               (000
Rating           Issuer                                                              Omitted)           Value
---------------------------------------------------------------------------------------------------------------
         Single Family Housing Revenue - 3.3%
NR        Midland, TX, Housing Finance Corp., 8.15s, 2011                             $  327        $   339,073
AA        State of Texas, 7s, 2025                                                       250            263,425
                                                                                                      ---------
                                                                                                    $   602,498
---------------------------------------------------------------------------------------------------------------
         Insured Health Care Revenue - 8.2%
AAA       Bexar County, TX, Health (Baptist), MBIA, 6.75s, 2019                       $  750        $   796,493
AAA       Copperas Cove, TX, Health Facilities Development Corp. (Adventist
            Health System), MBIA, 5.5s, 2017                                             750            699,075
                                                                                                      ---------
                                                                                                    $ 1,495,568
---------------------------------------------------------------------------------------------------------------
         Health Care Revenue - 2.5%
AA        Harris County, TX, Health Facilities Development Corp. (Texas
            Children's Hospital), 5.5s, 2019                                          $  500        $   455,340
---------------------------------------------------------------------------------------------------------------
         Electric and Gas Utility Revenue - 6.1%
BBB+      Brazos River Authority, TX, Pollution Control Rev. (Texas Utilities),
            8.25s, 2019                                                               $  250        $   273,380
AAA       Brazos River Authority, TX, Rev. (Houston Power & Light), AMBAC,
            6.375s, 2012                                                                 250            258,760
AAA       Texas Municipal Power Agency Rev., 0s, 2011                                    500            195,220
AAA       Texas Municipal Power Agency Rev., MBIA, 0s, 2016                            1,350            379,539
                                                                                                      ---------
                                                                                                    $ 1,106,899
---------------------------------------------------------------------------------------------------------------
         Water and Sewer Utility Revenue - 18.5%
AAA       Bexar, TX, Metropolitan Water District, MBIA, 5.875s, 2022                  $  500        $   493,055
AAA       Colorado River, TX, Municipal Water District, Water Rev., AMBAC,
            6.625s, 2021                                                                 250            273,317
AAA       Houston, TX, Water & Sewage, AMBAC, 0s, 2010                                 2,000            835,700
AA        State of Texas, Water Development, 5.25s, 2020                               1,000            916,910
AAA       Texas Water Resources Finance Authority Rev., AMBAC, 7.5s, 2013                800            865,264
                                                                                                      ---------
                                                                                                    $ 3,384,246
---------------------------------------------------------------------------------------------------------------
         Turnpike Revenue - 1.1%
A-        Texas Turnpike Authority Rev. (North Dallas Tollway), 7.125s, 2015          $  200        $   210,458
---------------------------------------------------------------------------------------------------------------
         Airport and Port Revenue - 8.3%
BB+       Dallas-Fort Worth, TX, International Airport (American Airlines),
            7.5s, 2025                                                                $1,200        $ 1,264,800
BB        Dallas-Fort Worth, TX, International Airport Facilities Improvement
            Corp. Rev. (Delta Airlines), 7.125s, 2026                                    250            255,117
                                                                                                      ---------
                                                                                                    $ 1,519,917
---------------------------------------------------------------------------------------------------------------
         Industrial Revenue (Corporate Guarantee) - 5.1%
BBB       Angelina & Neches River Authority, TX, Solid Waste Disposal Rev.
            (Champion International), 7.375s, 2015                                    $  100        $   106,955
BBB       Gulf Coast Waste Disposal Authority, TX (Champion International),
            7.45s, 2026                                                                  100            107,025
BBB       Gulf Coast Waste Disposal Authority, TX, Solid Waste Disposal Rev.
            (Champion International), 7.25s, 2017                                        100            105,973
A         Texas City, TX, Industrial Development Corp. (ARCO Pipe Line),
            7.375s, 2020                                                                 500            605,780
                                                                                                      ---------
                                                                                                    $   925,733
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $16,207,070)                                                $17,285,847
---------------------------------------------------------------------------------------------------------------

                                                                                     Principal
                                                                                      Amount
                                                                                       (000
                      Issuer                                                         Omitted)          Value
---------------------------------------------------------------------------------------------------------------
Floating Rate Demand Note - 3.3%
          Harris County, TX, Industrial Development Corp. (Exxon Corp.), due
          3/01/24, at Identified Cost                                                  $600         $   600,000
---------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $16,807,070)                                                    $17,885,847
---------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.1%                                                                   390,052
---------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                 $18,275,899
---------------------------------------------------------------------------------------------------------------
See notes to financial statements

Portfolio of Investments (Unaudited) - September 30, 1995

MFS WASHINGTON MUNICIPAL BOND FUND

Municipal Bonds - 96.9%

                                                                                     Principal
                                                                                      Amount
S&P Bond                                                                               (000
Rating           Issuer                                                              Omitted)          Value
--------------------------------------------------------------------------------------------------------------
          General Obligation - 31.3%
NR        Cowlitz County, WA, School District No. 4, 6.7s, 2011                       $  150        $  154,941
AA+       King County, WA, 6.125s, 2012                                                  500           509,475
AA        King County, WA, School District No. 414, 6.125s, 2006                         250           267,235
AA-       King County, WA, School District No. 415, 5.55s, 2011                          500           489,820
A+        Kitsap County, WA, 6.75s, 2011                                                 410           432,730
AAA       Lewis County, WA, AMBAC, 6.25s, 2012                                           250           258,082
AA+       Pike Place Market Preservation & Development Authority, WA, Special
          Obligation, 6.5s, 2017                                                         185           191,637
AA+       Seattle, WA, 6.5s, 2012                                                        170           176,777
A+        Seattle, WA, 5.65s, 2020                                                       500           480,815
AA        Spokane, WA, 6.125s, 2011                                                      250           254,217
AA        State of Washington, 0s, 2008                                                1,500           754,545
AA        State of Washington, 6.4s, 2017                                              1,000         1,076,030
AA        State of Washington, 5.5s, 2018                                                700           666,043
                                                                                                   -----------
                                                                                                    $5,712,347
--------------------------------------------------------------------------------------------------------------
          State and Local Appropriation - 2.5%
A+        Douglas County, WA, Public Utility District, No. 001, Wells
          Hydroelectric, 7.7s, 2008                                                   $  315        $  360,990
A         State of Washington, Certificates of Participation (State Office
          Building), 6s, 2012                                                            100           101,453
                                                                                                   -----------
                                                                                                    $  462,443
--------------------------------------------------------------------------------------------------------------
          Refunded and Special Obligation - 5.2%
A+        Douglas County, WA, Public Utility District No. 001, Wells
          Hydroelectric, 7.7s, 2000                                                   $  185        $  212,448
AAA       Puerto Rico Highway and Special Obligation and Transport Authority,
          Highway Rev., 6.5s, 2002                                                       200           224,622
AAA       Puerto Rico Public Buildings Authority, 6.875s, 2002                           250           286,165
A+        Snohomish County, WA, Public Utility District No. 1, Electric Rev.,
          6.8s, 2020                                                                     100           112,088
AA        State of Washington, 6.7s, 2001                                                100           110,349
                                                                                                   -----------
                                                                                                    $  945,672
--------------------------------------------------------------------------------------------------------------
          Multi-Family Housing Revenue - 1.4%
NR        Bellingham, WA, Housing Authority Rev. (Pacific Rim Project), 6.5s,
          2022                                                                        $  250        $  252,026
--------------------------------------------------------------------------------------------------------------
                                       11

                                                                                   Principal
                                                                                      Amount
S&P Bond                                                                                (000
Rating           Issuer                                                              Omitted)          Value
---------------------------------------------------------------------------------------------------------------
Municipal Bonds - continued
          Insured Health Care Revenue - 8.7%
AAA       Washington Health Care Facilities Authority Rev. (Allenmore
          Hospital), FGIC, 6.5s, 2013                                                 $  150        $   153,054
AAA       Washington Health Care Facilities Authority Rev. (Franciscan
          Health/St. Claire), MBIA, 6.7s, 2021                                           250            261,942
AAA       Washington Health Care Facilities Authority Rev. (Multicare Medical/
          Tacoma), FGIC, 5.75s, 2022                                                     700            667,779
AAA       Washington Health Care Facilities Authority Rev. (Virginia Mason
          Group/ Seattle), MBIA, 6.3s, 2017                                              500            511,755
                                                                                                    -----------
                                                                                                    $ 1,594,530
---------------------------------------------------------------------------------------------------------------
          Electric and Gas Utility Revenue - 28.2%
A+        Grant County, WA, Public Utility District No. 2 (Wanapum
          Hydroelectric), 6.375s, 2023                                                $1,000        $ 1,018,180
A+        Grant County, WA, Public Utility District No. 2 (Wanapum
          Hydroelectric), 6.75s, 2023                                                    255            264,090
AAA       Seattle, WA, Municipal Light & Power Rev., MBIA, 5.7s, 2020                    400            381,088
AAA       Snohomish County, WA, Public Utility District No. 1, Electric Rev.,
          FGIC, 5.5s, 2020                                                               500            467,595
AAA       Tacoma, WA, Electric Systems Rev., AMBAC, 5.5s, 2012                         1,000            962,270
AA        Washington Public Power Supply System, Nuclear Project No. 1 Rev.,
          7s, 2008                                                                       500            556,180
AA        Washington Public Power Supply System, Nuclear Project No. 2 Rev.,
          6s, 2012                                                                       500            488,990
AA        Washington Public Power Supply System, Nuclear Project No. 3 Rev.,
          0s, 2015                                                                     1,500            423,225
AA        Washington Public Power Supply System, Nuclear Project No. 3 Rev.,
          6.5s, 2018                                                                     100            101,378
          Electric and Gas Utility Revenue - continued
AAA       Washington Public Power Supply System, Nuclear Project No. 3 Rev.,
          MBIA, 7.125s, 2016                                                          $  425        $   483,468
                                                                                                    -----------
                                                                                                    $ 5,146,464
---------------------------------------------------------------------------------------------------------------
          Water and Sewer Utility Revenue - 13.8%
AAA       Richland, WA, Water & Sewer System Rev., MBIA, 6.25s, 2012                  $  500        $   508,965
AA-       Seattle, WA, Municipality of Metropolitan Seattle, Sewer Rev., 6.2s,
          2032                                                                           500            505,120
AA        Seattle, WA, Water Systems Rev., 5.5s, 2018                                    750            715,335
AA        Seattle, WA, Water Systems Rev., 5.25s, 2023                                   675            612,495
A-        Soos Creek, WA, Water & Sewer District, Water & Sewer Rev., 0s, 2010           200             83,053
A+        Vancouver, WA, Water & Sewer Rev., 6.5s, 2012                                  100            104,192
                                                                                                    -----------
                                                                                                    $ 2,529,160
---------------------------------------------------------------------------------------------------------------
          Sales and Excise Tax Revenue - 0.6%
NR        King County, WA, Housing Authority Rev. (Sprintwood Manor), GNMA,
          6.5s, 2012                                                                  $  100        $   102,514
---------------------------------------------------------------------------------------------------------------
          Industrial Revenue (Corporate Guarantee) - 5.2%
A         Port of Seattle, WA, Industrial Development Corp. (Weyerhaeuser Co.),
          5.6s, 2014                                                                  $1,000        $   960,050
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $17,180,251)                                                $17,705,206

Other Assets, Less Liabilities - 3.1%                                                                   557,020
---------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                 $18,262,226
---------------------------------------------------------------------------------------------------------------

See notes to financial statements

Financial Statements
Statements of Assets and Liabilities (Unaudited)

                                                 California       Florida    Louisiana   Mississippi         Texas       Washington
September 30, 1995                                     Fund          Fund         Fund          Fund          Fund             Fund
                                             -------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                            $279,195,059  $ 95,609,432  $20,936,117   $86,065,832   $16,807,070    $17,180,251
  Unrealized appreciation                      13,828,687     4,444,043      710,131     2,057,518     1,078,777        524,955
                                             ------------------------------------------------------------------------------------
    Total, at value                          $293,023,746  $100,053,475  $21,646,248   $88,123,350   $17,885,847    $17,705,206
 Cash                                              13,335        34,597        5,954        33,357        26,921         12,956
 Receivable for investments sold                2,835,676            --      673,745       712,219       254,348        652,863
 Receivable for Fund shares sold                  864,533       638,933       35,376        89,901        81,734         27,145
 Interest receivable                            4,687,983     1,954,610      413,862     1,680,005       262,178        283,047
 Deferred organization expenses                        --         2,960        6,096         6,550         2,497          2,119
 Other assets                                       5,310        12,290          245         1,123           267          1,802
                                             ------------------------------------------------------------------------------------
    Total assets                             $301,430,583  $102,696,865  $22,781,526   $90,646,505   $18,513,792    $18,685,138
                                             ------------------------------------------------------------------------------------
Liabilities:
 Distributions payable                       $    779,552  $    282,719  $    53,967   $   211,909   $    38,626    $    35,508
 Payable for Fund shares reacquired                16,080       142,989           --       200,055            --            500
 Payable for investments purchased              2,014,989            --    1,074,205            --       195,220        383,178
 Payable to affiliates -
  Management fee                                    6,484         2,756          236         1,966           198            199
  Shareholder servicing agent fee                   2,555           879           --            --            --             --
  Distribution fee                                  9,485           628        2,418         4,782         1,680          1,698
 Accrued expenses and other liabilities            87,067        27,157        5,809         6,655         2,169          1,829
                                             ------------------------------------------------------------------------------------
    Total liabilities                        $  2,916,212  $    457,128  $ 1,136,635   $   425,367   $   237,893    $   422,912
                                             ------------------------------------------------------------------------------------
Net assets                                   $298,514,371  $102,239,737  $21,644,891   $90,221,138   $18,275,899    $18,262,226
                                             ====================================================================================
Net assets consist of:
 Paid-in capital                             $298,880,123  $104,417,490  $22,115,857   $92,499,597   $18,701,388    $18,257,924
 Unrealized appreciation on investments        13,828,687     4,444,043      710,131     2,057,518     1,078,777        524,955
 Accumulated undistributed net realized loss
  on investments                                (13,803,174)   (6,525,630)  (1,194,632)   (4,288,522)   (1,500,627)      (526,088)
 Accumulated undistributed (distributions in
  excess of) net investment income                 (391,265)      (96,166)      13,535       (47,455)       (3,639)         5,435
                                             --------------------------------------------------------------------------------------
    Total                                      $298,514,371  $102,239,737  $21,644,891   $90,221,138   $18,275,899    $18,262,226
                                             ======================================================================================
Shares of beneficial interest outstanding:
    Class A                                      47,748,148     9,055,020    1,915,355     8,495,055     1,531,765      1,570,464
    Class B                                       5,874,355     1,394,990      392,910     1,202,399       288,002        290,430
    Class C                                         704,372            --           --            --            --             --
                                             --------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding  54,326,875    10,450,010    2,308,265     9,697,454     1,819,767      1,860,894
                                             ======================================================================================
Net assets:
 Class A                                       $262,364,212  $ 88,593,351  $17,960,171   $79,025,671   $15,382,156    $15,411,603
 Class B                                         32,274,912    13,646,386    3,684,720    11,195,467     2,893,743      2,850,623
 Class C                                          3,875,247            --           --            --            --             --
                                             --------------------------------------------------------------------------------------
   Total net assets                            $298,514,371  $102,239,737  $21,644,891   $90,221,138   $18,275,899    $18,262,226
                                             ======================================================================================
Class A shares:
 Net asset value and redemption price per share
  (net assets / shares of beneficial
  interest outstanding)                               $5.49         $9.78        $9.38         $9.30        $10.04          $9.81
                                             ======================================================================================
 Offering price per share (100/95.25 of net
  asset value per share)                              $5.76        $10.27        $9.85         $9.76        $10.54         $10.30
                                             ======================================================================================
Class B shares:
 Net asset value and offering price per
  share (net assets/shares of beneficial
  interest outstanding)                               $5.49         $9.78        $9.38         $9.31        $10.05         $9.82
                                             ======================================================================================
Class C shares:
 Net asset value, offering price, and
  redemption price per share (net assets /
  shares of beneficial interest outstanding)          $5.50          $ --         $ --          $ --          $ --          $ --
                                             ======================================================================================

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements

Statements of Operations (Unaudited)

                                                     California      Florida    Louisiana  Mississippi        Texas    Washington
Six Months Ended September 30, 1995                        Fund         Fund         Fund         Fund         Fund          Fund
                                             ------------------------------------------------------------------------------------
Net investment income:
 Interest income                                    $ 9,496,227   $3,182,607    $ 640,933   $2,731,767   $  597,188     $540,823
                                             ------------------------------------------------------------------------------------
 Expenses -
  Management fee                                    $   837,217   $  281,204    $  57,121   $  249,899   $   54,649     $ 50,030
  Trustees' compensation                                 22,090        7,102        7,765        7,849        8,103        7,849
  Shareholder servicing agent fee (Class A)             202,463       67,429       13,152       60,145       13,050       11,531
  Shareholder servicing agent fee (Class B)              34,153       14,645        3,507       11,253        2,686        3,061
  Shareholder servicing agent fee (Class C)               2,903           --           --           --           --           --
  Distribution and service fee (Class B)                117,453       51,693       13,087       37,685        9,974       10,770
  Distribution and service fee (Class C)                 19,354           --           --           --           --           --
  Custodian fee                                          45,334       23,508        6,095       21,488        5,199        4,908
  Printing                                               19,831        7,134        3,604        6,804        3,206        2,623
  Postage                                                 4,579        5,131        2,558        3,923        2,361        2,621
  Auditing fees                                              --        1,600        2,550        2,200        1,700        1,700
  Legal fees                                              3,740        5,058        2,426        1,843        3,158        2,459
  Amortization of organization expenses                      --        1,036          873        1,784          938          574
  Miscellaneous                                          22,815       37,651       14,365       33,207       18,805       31,792
                                             ------------------------------------------------------------------------------------
    Total expenses                                  $ 1,331,932   $  503,191    $ 127,103   $  438,080   $  123,829     $129,918
  Preliminary reduction of expenses by investment
    adviser                                            (227,478)     (35,929)     (91,491)    (228,433)     (93,928)     (99,238)
  Fees paid indirectly                                  (20,501)      (4,544)      (1,673)      (1,309)          --       (1,653)
                                             ------------------------------------------------------------------------------------
    Net expenses                                    $ 1,083,953   $  462,718    $  33,939   $  208,338   $   29,901     $ 29,027
                                             ------------------------------------------------------------------------------------
     Net investment income                          $ 8,412,274   $2,719,889    $ 606,994   $2,523,429   $  567,287     $511,796
                                             -----------------------------------------------------------------------------------
Realized and unrealized gain (loss) on
  investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                           $   530,354   $1,787,798    $  11,254   $    2,387   $  178,471     $(77,792)
  Futures contracts                                          --     (532,353)    (197,360)    (618,038)    (154,502)          --
                                             ------------------------------------------------------------------------------------
    Net realized gain (loss) on investments         $   530,354   $1,255,445    $(186,106)  $ (615,651)  $   23,969     $(77,792)
                                             ------------------------------------------------------------------------------------
 Change in unrealized appreciation (depreciation) -
  Investments                                       $ 4,197,305   $  693,000    $ 442,294   $1,953,147   $ (953,605)    $492,296
  Futures contracts                                          --      103,457       41,382      124,147    1,109,814           --
                                             ------------------------------------------------------------------------------------
   Net unrealized gain on investments               $ 4,197,305   $  796,457    $ 483,676   $2,077,294   $  156,209     $492,296
                                             -----------------------------------------------------------------------------------
    Net realized and unrealized gain on
     investments                                    $ 4,727,659   $2,051,902    $ 297,570   $1,461,643   $  180,178     $414,504
                                             ------------------------------------------------------------------------------------
     Increase in net assets from operations         $13,139,933   $4,771,791    $ 904,564   $3,985,072   $  747,465     $926,300
                                             ====================================================================================

See notes to financial statements

Statements of Changes in Net Assets

                                                  California     Florida      Louisiana   Mississippi         Texas    Washington
Six Months Ended September 30, 1995 (Unaudited)         Fund        Fund           Fund          Fund          Fund          Fund
                                             ------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                          $  8,412,274  $  2,719,889  $   606,994   $ 2,523,429   $   567,287    $  511,796
 Net realized gain (loss) on investments             530,354     1,255,445     (186,106)     (615,651)       23,969       (77,792)
 Net unrealized gain on investments                4,197,305       796,457      483,676     2,077,294       156,209       492,296
                                             ---------------------------------------------------------------------------------------
  Increase in net assets from operations        $ 13,139,933  $  4,771,791  $   904,564   $ 3,985,072   $   747,465    $  926,300
                                             --------------------------------------------------------------------------------------
Distributions declared to shareholders -
 From net investment income (Class A)           $ (7,580,094) $ (2,405,038) $  (527,791)  $(2,271,617)  $  (506,445)   $ (441,954)
 From net investment income (Class B)               (742,799)     (298,887)     (82,795)     (251,812)      (61,442)     (69,168)
 From net investment income (Class C)                (89,381)           --           --            --            --         --
 In excess of net investment income (Class A)        (72,103)           --           --       (12,876)       (3,245)        --
 In excess of net investment income (Class B)         (7,066)           --           --        (1,427)         (394)        --
 In excess of net investment income (Class C)           (850)           --           --            --            --         --
                                             --------------------------------------------------------------------------------------
  Total distributions declared to
  shareholders                                  $ (8,492,293) $ (2,703,925) $  (610,586)  $(2,537,732)  $  (571,526)   $ (511,122)
                                             -------------------------------------------------------------------------------------
Fund share (principal) transactions -
 Net proceeds from sale of shares               $ 24,105,264  $ 21,045,927  $ 2,957,436   $ 7,703,658   $ 2,007,481    $  682,686
 Net asset value of shares issued to
  shareholders in reinvestment of distributions    3,713,961       910,111      294,206     1,262,959       326,851       296,154
 Cost of shares reacquired                       (39,028,440)  (24,345,078)  (1,473,030)   (8,654,706)   (4,825,277)   (1,203,031)
                                             -------------------------------------------------------------------------------------
  Increase (decrease) in net assets from Fund
    share transactions                          $(11,209,215) $ (2,389,040) $ 1,778,612   $   311,911   $(2,490,945)   $ (224,191)
                                             -------------------------------------------------------------------------------------
   Total increase (decrease) in net assets      $ (6,561,575) $   (321,174) $ 2,072,590   $ 1,759,251   $(2,315,006)   $  190,987
Net assets:
 At beginning of period                          305,075,946   102,560,911   19,572,301    88,461,887    20,590,905     8,071,239
                                             -------------------------------------------------------------------------------------
 At end of period                               $298,514,371  $102,239,737  $21,644,891   $90,221,138   $18,275,899   $18,262,226
                                             -------------------------------------------------------------------------------------
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at the end of period            $   (391,265) $    (96,166) $    13,535   $   (47,455)  $    (3,639)   $   5,435
                                             =====================================================================================


                                                  California       Florida    Louisiana   Mississippi         Texas     Washington
Year Ended March 31, 1995                               Fund          Fund         Fund          Fund          Fund           Fund
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                         $  18,123,133  $  6,140,573  $ 1,046,286  $  5,130,366   $ 1,236,034    $  1,107,314
 Net realized loss on investments                (13,230,556)   (7,415,954)    (959,194)   (3,420,916)   (1,461,157)       (372,115)
 Net unrealized gain on investments                8,579,734     7,473,153    1,146,721     3,106,779     1,623,234        916,248
                                             --------------------------------------------------------------------------------------
  Increase in net assets from operations       $  13,472,311  $  6,197,772  $ 1,233,813  $  4,816,229   $ 1,398,111    $ 1,651,447
                                             -------------------------------------------------------------------------------------
Distributions declared to shareholders -
 From net investment income (Class A)          $ (16,697,698) $ (5,649,584) $  (922,531) $ (4,753,634)  $(1,132,237)   $ (977,079)
 From net investment income (Class B)             (1,163,387)     (462,308)    (109,353)     (398,325)      (95,908)     (122,848)
 From net investment income (Class C)               (145,036)           --           --            --            --        --
 From net realized gain on investments (Class A)          --      (425,441)     (38,988)      (14,334)      (62,387)       --
 From net realized gain on investments (Class B)          --       (36,769)      (5,437)       (1,273)       (4,944)       --
 In excess of net investment income (Class A)             --            --           --       (30,589)           --        --
 In excess of net investment income (Class B)             --            --           --        (2,563)           --        --
 In excess of net realized gain on investments
  (Class A)                                         (252,101)     (336,075)     (43,294)     (231,411)      (58,780)     (12,874)
 In excess of net realized gain on
  investments (Class B)                              (20,873)      (29,046)      (6,038)      (20,544)       (4,659)      (1,694)
 In excess of net realized gain on investments
  (Class C)                                           (2,849)           --           --            --            --           --
                                             -------------------------------------------------------------------------------------
  Total distributions declared to
    shareholders                               $ (18,281,944) $ (6,939,223) $(1,125,641) $ (5,452,673)  $(1,358,915)   $(1,114,495)
                                             -------------------------------------------------------------------------------------
Fund share (principal) transactions -
 Net proceeds from sale of shares              $  77,112,097  $ 67,775,415  $ 6,579,848  $ 22,690,809   $ 5,266,676    $ 2,662,499
 Net asset value of shares issued to
  shareholders in reinvestment
  of distributions                                 7,886,955     2,464,452      629,725     2,809,324       791,694        590,085
 Cost of shares reacquired                      (111,856,077)  (83,511,284)  (2,755,026)  (22,467,966)   (4,204,171)    (5,624,138)
                                             -------------------------------------------------------------------------------------
  Increase (decrease) in net assets from Fund
    share transactions                         $ (26,857,025) $(13,271,417) $ 4,454,547  $  3,032,167   $ 1,854,199    $(2,371,554)
                                             -------------------------------------------------------------------------------------
   Total increase (decrease) in net assets     $ (31,666,658) $(14,012,868) $ 4,562,719  $  2,395,723   $ 1,893,395    $(1,834,602)
Net assets:
 At beginning of period                          336,742,604   116,573,779   15,009,582    86,066,164    18,697,510     19,905,841
                                             -------------------------------------------------------------------------------------
 At end of period                              $ 305,075,946  $102,560,911  $19,572,301  $ 88,461,887   $20,590,905    $18,071,239
                                             =====================================================================================
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at the end of period           $    (311,246) $   (112,130) $    17,127  $    (33,152)  $       600    $     4,761
                                             =====================================================================================

See notes to financial statements

Financial Highlights

                          California Fund
                          --------------------------------------------------------------------------------------------------------
                                                                   Eleven
                          Six Months                  Two          Months
                          Ended          Year         Months       Ended        Year Ended
                          September      Ended        Ended        January      February
                          30,            March 31,    March 31,    31,          28,
                          --------------------------------------------------------------------------------------------------------
                          1995           1995         1994         1994         1993           1992     1991      1990     1989
                          --------------------------------------------------------------------------------------------------------
                          (Unaudited)
                          --------------------------------------------------------------------------------------------------------
                          Class A
                          --------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -
  beginning of period        $ 5.41        $ 5.47       $ 5.95       $ 5.88        $ 5.42     $ 5.26   $ 5.19    $ 5.06    $ 5.08
                          ---------------------------------------------------------------------------------------------------------
Income from investment
  operations# -
 Net investment
  incomeS.                   $ 0.15        $ 0.31       $ 0.05       $ 0.30        $ 0.34     $ 0.35   $ 0.33    $ 0.33    $ 0.32
 Net realized and
  unrealized gain (loss)
   on investments              0.08         (0.05)       (0.48)        0.14          0.47       0.20     0.07      0.13     (0.02)
                          ---------------------------------------------------------------------------------------------------------
  Total from investment
    operations               $ 0.23        $ 0.26       $(0.43)      $ 0.44        $ 0.81     $ 0.55   $ 0.40    $ 0.46    $ 0.30
                          ---------------------------------------------------------------------------------------------------------
Less distributions
  declared to shareholders -
 From net investment
  income                     $(0.15)       $(0.31)      $(0.04)      $(0.29)       $(0.34)    $(0.37)  $(0.33)   $(0.33)   $(0.32)
 From net realized
  gain on investments            --            --           --        (0.07)        (0.01)     (0.02)      --        --        --
 In excess of net
  investment income              --            --        (0.01)       (0.01)           --         --       --        --        --
 In excess of net
  realized gain on
  investments                    --         (0.01)          --           --            --         --       --        --        --
                        -----------------------------------------------------------------------------------------------------------
  Total distributions
  declared
   to shareholders           $(0.15)       $(0.32)      $(0.05)      $(0.37)       $(0.35)    $(0.39)  $(0.33)   $(0.33)   $(0.32)
                        -----------------------------------------------------------------------------------------------------------
Net asset value - end
  of period                  $ 5.49        $ 5.41       $ 5.47       $ 5.95        $ 5.88     $ 5.42   $ 5.26    $ 5.19    $ 5.06
                          ==========================================================================================================
Total return++                 4.41%+++      4.85%       (7.21)%+++    7.64%        15.55%     10.69%    8.03%     9.28%     6.07%
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                  0.63%+        0.69%        0.68%+       0.60%+        0.39%      0.40%    0.87%     1.00%     1.28%
 Net investment income         5.63%+        5.80%        5.27%+       4.99%+        6.18%      6.53%    6.39%     6.35%     6.35%
Portfolio turnover               35%           57%           8%          38%           64%        73%     102%      243%      188%
Net assets at end of
  period (000 omitted)     $262,364      $272,161     $313,790     $356,419      $272,179   $177,291  $84,551   $68,879   $59,212

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the six months ended September 30, 1995 and the year ended March 31, 1995, the per share distribution in excess of net investment income was $0.0015 and $0.0027, respectively.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The investment adviser and the distributor did not impose a portion of their management fee and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

Net investment income            $0.15         $0.30       $0.05        $0.29          $0.32       $0.33    --       --       --
Ratios (to average net assets):
  Expenses                        0.78%+        0.84%       0.83%+       0.78%+         0.77%       0.79%   --       --       --
  Net investment income           5.48%+        5.65%       5.12%+       4.82%+         5.80%       6.14%   --       --       --

See notes to financial statements

Financial Highlights

                                     California Fund
                                     -----------------------------------------------------------------------------------------
                                                                          Six Months                   Two
                                     Year Ended                           Ended           Year         Months
                                     February                             September       Ended        Ended       Year Ended
                                     28,                                  30,             March 31,    March 31,   January 31,
                                     -----------------------------------------------------------------------------------------
                                     1988           1987       1986*      1995            1995         1994        1994**
                                     -----------------------------------------------------------------------------------------
                                                                          (Unaudited)
                                     -----------------------------------------------------------------------------------------
                                     Class A                              Class B
                                     -----------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period  $  5.38      $  5.07    $  4.76       $  5.41       $  5.47     $   5.95       $  6.02
                                     -----------------------------------------------------------------------------------------
Income from investment
  operations# -
 Net investment income***              $  0.31      $  0.32    $  0.20       $  0.13       $  0.25     $   0.04       $  0.10
 Net realized and unrealized gain
   (loss) on investments                 (0.29)        0.34       0.28          0.08         (0.05)       (0.48)           --
                                     -----------------------------------------------------------------------------------------
  Total from investment
    operations                         $  0.02      $  0.66    $  0.48       $  0.21       $  0.20     $  (0.44)      $  0.10
                                     ----------------------------------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income##          $ (0.31)     $ (0.33)   $ (0.17)      $ (0.13)      $ (0.25)    $  (0.04)      $ (0.10)
 From net realized gain on
  investments                            (0.01)       (0.02)        --            --            --           --         (0.07)
 In excess of net realized gain
  on investments                            --           --         --            --         (0.01)          --            --
                                     ------------------------------------------------------------------------------------------
  Total distributions declared to
    shareholders                       $ (0.32)     $ (0.35)   $ (0.17)      $ (0.13)      $ (0.26)    $  (0.04)      $ (0.17)
                                     ----------------------------------------------------------------------------------------
Net asset value - end of period        $  5.08      $  5.38    $  5.07       $  5.49       $  5.41     $   5.47       $  5.95
==============================================================================================================================
Total return++                            0.83%       13.57%      9.77%+++      3.98%+++      3.73%       (7.38)%+++     1.68%+++

Ratios (to average net assets)/Supplemental data:***
 Expenses++++                             1.20%        1.04%      0.95%+        1.45%+        1.76%        1.69%+        1.60%+
 Net investment income                    6.33%        6.25%      7.34%+        4.79%+        4.72%        4.18%+        3.64%+
Portfolio turnover                         240%          54%        23%           35%           57%           8%           38%
Net assets at end of period (000
  omitted)                             $59,479      $62,368    $17,488       $32,275       $29,057     $ 21,252       $19,360

   * For the period from the commencement of investment operations, June 18, 1985 to February 28, 1986.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the six months ended September 30, 1995, the two months ended March 31, 1994 and the period ended January 31, 1994, the per share distribution in excess of net investment income was $0.001, $0.002 and $0.003, respectively, for Class B shares.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The investment adviser and the distributor did not impose a portion of their management fee and distribuiton fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

Net investment income                       --           --         --         $0.13         $0.24        $0.04         $0.09
Ratios (to average net assets):
 Expenses                                   --           --         --          1.61%+       1.91%        1.83%+        1.81%+
 Net investment income                      --           --         --          4.64%+       4.57%        4.04%+        3.43%+
See notes to financial statements

Financial Highlights

                                                         California Fund
                                                         --------------------------------------------------------
                                                         Six Months                     Two Months
                                                         Ended             Year Ended   Ended         Year Ended
                                                         September 30,     March 31,    March 31,     January 31,
                                                         --------------------------------------------------------
                                                         1995              1995         1994          1994***
                                                         --------------------------------------------------------
                                                         (Unaudited)
                                                         --------------------------------------------------------
                                                         Class C
                                                         --------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                        $ 5.42          $ 5.48        $ 5.95        $ 5.89
                                                         --------------------------------------------------------
Income from investment operations# -
 Net investment income****                                   $ 0.13          $ 0.26        $ 0.03        $ 0.01
 Net realized and unrealized gain (loss) on
  investments                                                  0.08           (0.06)        (0.46)         0.06
                                                         --------------------------------------------------------
  Total from investment operations                           $ 0.21          $ 0.20        $(0.43)       $ 0.07
                                                         --------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income##                                $(0.13)         $(0.25)       $(0.04)       $(0.01)
 In excess of net realized gain on investments                   --           (0.01)           --            --
                                                         --------------------------------------------------------
  Total distributions declared to shareholders               $(0.13)         $(0.26)       $(0.04)       $(0.01)
                                                         --------------------------------------------------------
Net asset value - end of period                              $ 5.50          $ 5.42        $ 5.48        $ 5.95
                                                         ========================================================
Total return                                                   3.88%+++        3.79%        (7.22)%+++     1.25%+++
Ratios (to average net assets)/Supplemental data:****
 Expenses++++                                                  1.63%+          1.69%         1.64%+        2.02%+
 Net investment income                                         4.63%+          4.79%         3.92%+        1.78%+
Portfolio turnover                                               35%             57%            8%           38%
Net assets at end of period (000 omitted)                    $3,875          $3,858        $1,701        $   917

 *** For the period from the commencement of offering of Class C shares, January 3, 1994 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the six months ended September 30, 1995, the two months ended March 31, 1994 and the period ended January 31, 1994, the per share distribution in excess of net investment income was $0.001, $0.001 and $0.003, respectively.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

**** The investment adviser and the distributor did not impose a portion of their management fee and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                      $0.13           $0.25         $0.03          $  --
   Ratios (to average net assets):
    Expenses                                                   1.78%+          1.84%         1.80%+         3.53%+
    Net investment income                                      4.48%+          4.64%         3.77%+         0.27%+

See notes to financial statements

Financial Highlights

                                   Florida Fund
                                   -------------------------------------------------------------------------------------------------
                                                          Two                            Six                   Two
                                   Six Months    Year      Months    Year                 Months       Year     Months   Year
                                   Ended         Ended     Ended     Ended                Ended        Ended    Ended    Ended
                                   September     March     March     January              September    March    March    January
                                   30,           31,       31,       31,                  30,          31,      31,      31,
                                   -------------------------------------------------------------------------------------------------
                                   1995          1995      1994      1994        1993*    1995         1995     1994     1994**
                                   -------------------------------------------------------------------------------------------------
                                   (Unaudited)                                            (Unaudited)
                                   -------------------------------------------------------------------------------------------------
                                   Class A                                                Class B
                                   -------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each
  period):
Net asset value - beginning of
  period                          $ 9.60      $ 9.65   $ 10.63       $ 9.89   $ 9.53      $ 9.60    $ 9.64     $10.62       $10.69
                                   -------------------------------------------------------------------------------------------------
Income from investment
  operations# -
 Net investment income****        $ 0.26      $ 0.54   $  0.09       $ 0.57   $ 0.58      $ 0.22    $ 0.43     $ 0.07       $ 0.18
 Net realized and unrealized
  gain (loss) on investments        0.18        0.02     (0.98)        0.86     0.36        0.18      0.04      (0.98)        0.03
                                   -------------------------------------------------------------------------------------------------
  Total from investment
    operations                    $ 0.44      $ 0.56   $ (0.89)      $ 1.43   $ 0.94      $ 0.40    $ 0.47     $(0.91)      $ 0.21
                                   -------------------------------------------------------------------------------------------------
Less distributions declared to
  shareholders -
 From net investment income       $(0.26)     $(0.54)  $ (0.08)      $(0.57)   $(0.58)    $(0.22)   $(0.44)    $(0.06)      $(0.17)
 From net realized gain on
  investments                         --       (0.04)      --         (0.11)      --         --      (0.04)      --          (0.10)
 In excess of net investment
  income                              --         --     (0.01)        (0.01)      --         --         --       0.01)       (0.01)
 In excess of net realized gain
  on investments                      --       (0.03)      --            --       --         --      (0.03)      --            --
                                   -------------------------------------------------------------------------------------------------
  Total distributions declared
    to shareholders               $(0.26)     $(0.61)  $ (0.09)      $(0.69)   $(0.58)    $(0.22)   $ (0.51)   $(0.07)      $(0.28)
                                   -------------------------------------------------------------------------------------------------
Net asset value - end of period   $ 9.78      $ 9.60   $  9.65       $10.63    $ 9.89     $ 9.78    $  9.60    $ 9.64       $10.62
                                   =================================================================================================
Total return++                      4.65%+++    6.07%    (8.39)%+++   14.71%    10.28%+     4.20%+++    5.06%   (8.55)%+++    4.87%+
Ratios (to average net assets)/Supplemental data:****
 Expenses++++                       0.80%+      0.60%     0.77%+       0.49%     0.05%+     1.65%+     1.68%     1.82%+       1.64%+
 Net investment income              5.40%+      5.75%     5.15%+       5.42%     6.27%+     4.53%+     4.63%     4.08%+       3.82%+
Portfolio turnover                    33%        131%       19%          53%       54%        33%       131%       19%          53%
Net assets at end of period
  (000 omitted)                  $88,593     $89,894   $108,579     $124,131  $74,329    $13,646    $12,667    $7,995       $7,244

   * For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

**** The investment adviser and the distributor did not impose a portion of their management fee and distribution fee, respectively, for the periods indicated. If these fees had been incurred by the Fund, the net investment income per share and the ratios would have been:


Net investment income              $0.24       $0.52      $0.08        $0.52      $0.51      $0.19    $0.41     $0.06        $0.16

Ratios (to average net assets):
 Expenses                           0.87%+      0.83%      1.12%+       0.93%      0.81%+    1.72%+    1.91%     2.17%+       2.09%+
 Net investment income              5.00%+      5.52%      4.80%+       4.97%      5.51%+    4.00%+    4.40%     3.72%+       3.38%+

See notes to financial statements

Financial Highlights

                                       Louisiana Fund
                                       -------------------------------------------------------------------------------------------
                                                               Two                                           Two
                                       Six Months    Year      Months    Year        Six Months    Year      Months
                                       Ended         Ended     Ended     Ended       Ended         Ended     Ended     Year Ended
                                       September     March     March     January     September     March     March     January
                                       30,           31,       31,       31,         30,           31,       31,       31,
                                       -------------------------------------------------------------------------------------------
                                       1995          1995      1994      1994        1995          1995      1994      1994**
                                       -------------------------------------------------------------------------------------------
                                       (Unaudited)                                   (Unaudited)
                                       -------------------------------------------------------------------------------------------
                                       Class A                                       Class B
                                       -------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each
  period):
Net asset value - beginning of
  period                                 $  9.24      $ 9.22   $ 10.13      $ 9.53      $ 9.24      $ 9.23    $10.13      $10.08
                                       -------------------------------------------------------------------------------------------
Income from investment operations# -
 Net investment income***                $  0.28      $ 0.57   $  0.09      $ 0.52      $ 0.24      $ 0.47    $ 0.07      $ 0.18
 Net realized and unrealized gain
  (loss) on investments                     0.14        0.06     (0.91)       0.62        0.14        0.06     (0.89)       0.07
                                       -------------------------------------------------------------------------------------------
  Total from investment operations       $  0.42      $ 0.63   $ (0.82)     $ 1.14      $ 0.38      $ 0.53    $(0.82)     $ 0.25
                                       -------------------------------------------------------------------------------------------
Less distributions declared to
  shareholders -
 From net investment income              $ (0.28)     $(0.56)  $ (0.09)     $(0.52)     $(0.24)     $(0.47)   $(0.08)     $(0.18)
 From net realized gain on investments        --       (0.02)       --       (0.02)         --       (0.02)       --       (0.02)
 In excess of net realized gain on
   investments                                --       (0.03)       --          --          --       (0.03)       --          --
                                       -------------------------------------------------------------------------------------------
  Total distributions declared to
    shareholders                         $ (0.28)     $(0.61)  $ (0.09)     $(0.54)     $(0.24)     $(0.52)   $(0.08)     $(0.20)
                                       -------------------------------------------------------------------------------------------
Net asset value - end of period          $  9.38      $ 9.24   $  9.22      $10.13      $ 9.38      $ 9.24    $ 9.23      $10.13
                                       ===========================================================================================
Total return++                              4.61%+++    7.18%    (8.10)%+++  12.33%       4.19%+++    6.01%    (8.16)%+++   2.48%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                               0.20%+      0.02%       --%+        --%       1.02%+      1.02%     1.00%+      1.00%+
 Net investment income                      5.97%+      6.25%     5.64%+      5.41%       5.14%+      5.25%     4.54%+      4.32%+
Portfolio turnover                            25%         81%        2%         33%         25%         81%        2%         33%
Net assets at end of period
 (000 omitted)                           $17,960     $16,837   $13,401     $13,781      $3,685      $2,735    $1,608      $1,263

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

   Net investment income                   $0.11       $0.46    $ 0.05      $ 0.32      $ 0.10      $ 0.36    $ 0.03      $ 0.09
   Ratios (to average net assets):
    Expenses                                1.09%+      1.21%    2.33%+      2.03%       1.97%+      2.28%     3.40%+      3.08%+
    Net investment income                   5.10%+      5.06%    3.31%+      3.38%       4.20%+      3.99%     2.14%+      2.24%+

See notes to financial statements

Financial Highlights

                                            Mississippi Fund
                                            -----------------------------------------------------------------------------------
                                            Six Months                        Two Months
                                            Ended              Year Ended     Ended          Year Ended
                                            September 30,      March 31,      March 31,      January 31,
                                            -----------------------------------------------------------------------------------
                                            1995               1995           1994           1994              1993*
                                            -----------------------------------------------------------------------------------
                                            (Unaudited)
                                            -----------------------------------------------------------------------------------
                                            Class A
                                            -----------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $  9.15          $  9.19         $ 10.00         $  9.38         $  9.53
                                            -----------------------------------------------------------------------------------
Income from investment operations# -
 Net investment income***                       $  0.26          $  0.54         $  0.09         $  0.55         $  0.24
 Net realized and unrealized gain (loss)
   on investments                                  0.15            (0.01)          (0.81)           0.62           (0.15)
                                            -----------------------------------------------------------------------------------
  Total from investment operations              $  0.41          $  0.53         $ (0.72)        $  1.17         $  0.09
                                            -----------------------------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income##                   $ (0.26)         $ (0.54)        $ (0.09)        $ (0.55)        $ (0.24)
 From net realized gain on
   investments###                                  --               --              --              --              --
 In excess of net realized gain on
   investments                                     --              (0.03)           --              --              --
                                            -----------------------------------------------------------------------------------
  Total distributions declared to
    shareholders                                $ (0.26)         $ (0.57)        $ (0.09)        $ (0.55)        $ (0.24)
                                            -----------------------------------------------------------------------------------
Net asset value - end of period                 $  9.30          $  9.15         $  9.19         $ 10.00         $  9.38
                                            -----------------------------------------------------------------------------------
Total return++                                     4.58%+++         6.08%          (7.20)%+++      12.80%           5.00%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                                      0.38%+           0.22%           0.10%+          0.03%             --%+
 Net investment income                             5.65%+           5.99%           5.69%+          5.68%           5.59%+
Portfolio turnover                                   16%              47%              2%             28%             14%
Net assets at end of period (000 omitted)       $79,026          $79,033         $79,541         $84,177         $41,212

   * For the period from the commencement of investment operations, August 6, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the six months ended September 30, 1995, the per share distributions in excess of net investment income were $0.002 and $0.001 for Class A and Class B shares, respectively. For the year ended March 31, 1995, the per share distributions in excess of net investment income were $0.0035 and $0.0029 for Class A and Class B shares, respectively. For the two months ended March 31, 1994, the per share distribution in excess of net investment income was $0.002 for Class B shares.

 ### For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0016 for Class A and Class B shares.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

Net investment income                             $0.24            $0.48           $0.08           $0.45           $0.19
Ratios (to average net assets):
 Expenses                                          0.88%+           0.93%           0.88%+          1.01%           1.17%+
 Net investment income                             5.16%+           5.28%           4.91%+          4.69%           4.42%+

                                            -----------------------------------------------------------------
                                            Six Months                        Two Months
                                            Ended              Year Ended     Ended          Year Ended
                                            September 30,      March 31,      March 31,      January 31,
                                            -----------------------------------------------------------------
                                            1995               1995           1994           1994**
                                            -----------------------------------------------------------------
                                            (Unaudited)
                                            -----------------------------------------------------------------
                                            Class B
                                            -----------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $  9.16           $ 9.19         $ 9.99           $ 9.94
                                            -----------------------------------------------------------------
Income from investment operations# -
 Net investment income***                       $  0.23           $ 0.45         $ 0.07           $ 0.18
 Net realized and unrealized gain (loss)
   on investments                                  0.15             --            (0.79)            0.05
                                            -----------------------------------------------------------------
  Total from investment operations              $  0.38           $ 0.45         $(0.72)          $ 0.23
                                            -----------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income##                   $ (0.23)          $(0.45)        $(0.08)          $(0.18)
 From net realized gain on
   investments###                                  --               --             --               --
 In excess of net realized gain on
   investments                                     --              (0.03)          --               --
                                            -----------------------------------------------------------------
  Total distributions declared to
    shareholders                                $ (0.23)          $(0.48)        $(0.08)          $(0.18)
                                            -----------------------------------------------------------------
Net asset value - end of period                 $  9.31           $ 9.16         $ 9.19           $ 9.99
                                            =================================================================
Total return++                                     4.19%+++         5.14%         (7.27)%+++        2.33%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                                      1.11%+           1.23%          1.10%+           1.06%+
 Net investment income                             4.90%+           4.97%          4.67%+           4.29%+
Portfolio turnover                                   16%              47%             2%              28%
Net assets at end of period (000 omitted)       $11,195           $9,429         $6,526           $6,268

   * For the period from the commencement of investment operations, August 6, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the six months ended September 30, 1995, the per share distributions in excess of net investment income were $0.002 and $0.001 for Class A and Class B shares, respectively. For the year ended March 31, 1995, the per share distributions in excess of net investment income were $0.0035 and $0.0029 for Class A and Class B shares, respectively. For the two months ended March 31, 1994, the per share distribution in excess of net investment income was $0.002 for Class B shares.

 ### For the year ended March 31, 1995, the per share distribution from net realized gain on investments was $0.0016 for Class A and Class B shares.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

Net investment income                             $0.20            $0.38          $0.06            $0.14
Ratios (to average net assets):
 Expenses                                          1.68%+           2.01%          1.95%+           2.12%+
 Net investment income                             4.34%+           4.19%          3.82%+           3.23%+

                 See notes to financial statements

Financial Highlights

                                            Texas Fund
                                            -------------------------------------------------------------------------------
                                            Six Months                        Two Months
                                            Ended              Year Ended     Ended          Year Ended
                                            September 30,      March 31,      March 31,      January 31,
                                            -------------------------------------------------------------------------------
                                            1995               1995           1994           1994              1993*
                                            -------------------------------------------------------------------------------
                                            (Unaudited)
                                            -------------------------------------------------------------------------------
                                            Class A
                                            -------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value--beginning of period            $  9.92          $  9.88         $ 10.86         $ 10.01          $ 9.53
                                            -------------------------------------------------------------------------------
Income from investment operations# -
 Net investment income***                       $  0.29          $  0.60         $  0.10         $  0.61          $ 0.57
 Net realized and unrealized gain (loss)
  on investments                                   0.12             0.09           (0.99)           0.86            0.47
                                            -------------------------------------------------------------------------------
 Total from investment operations               $  0.41          $  0.69         $ (0.89)        $  1.47          $ 1.04
                                            -------------------------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income###                  $ (0.29)         $ (0.59)        $ (0.09)        $ (0.61)         $(0.56)
 From net realized gain on
   investments##                                   --              (0.03)           --             (0.01)           --
 In excess of net investment income                --               --              --              --              --
 In excess of net realized gain on
   investments                                     --              (0.03)           --              --              --
                                            -------------------------------------------------------------------------------
  Total distributions declared to
    shareholders                                $ (0.29)         $ (0.65)        $ (0.09)        $ (0.62)         $(0.56)
                                            -------------------------------------------------------------------------------
Net asset value - end of period                 $ 10.04          $  9.92         $  9.88         $ 10.86          $10.01
                                            ===============================================================================
Total return++                                     4.23%+++         7.42%          (8.13)%+++      15.08%          11.30%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                                      0.20%+           0.02%           0.00%+          0.00%           0.00%+
 Net investment income                             5.81%+           6.16%           5.71%+          5.74%           6.03%+
Portfolio turnover                                   30%             104%              1%              7%             40%
Net assets at end of period (000
  omitted)                                      $15,382          $18,318         $17,515         $18,987          $8,485

   * For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the year ended January 31, 1994, the per share distribution in excess of net realized gain on investments was $0.0008 for both Class A and Class B shares.

 ### For the six months ended September 30, 1995, the two months ended March 31, 1994 and the year ended January 31, 1994, the per share distribution in excess of net investment income was $0.0019, $0.004 and $0.003, respectively, for Class A shares. For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0016 for Class B shares.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

Net investment income                             $0.24            $0.49           $0.07           $0.44           $0.32
Ratios (to average net assets):
 Expenses                                          1.14%+           1.17%           1.67%+          1.56%           2.67%+
 Net investment income                             4.87%+           5.01%           4.04%+          4.18%           3.36%+

                                            -----------------------------------------------------------------
                                            Six Months                        Two Months
                                            Ended              Year Ended     Ended          Year Ended
                                            September 30,      March 31,      March 31,      January 31,
                                            -----------------------------------------------------------------
                                            1995               1995           1994           1994**
                                            -----------------------------------------------------------------
                                            (Unaudited)
                                            -----------------------------------------------------------------
                                            Class B
                                            -----------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value--beginning of period             $ 9.93           $ 9.89         $10.86           $10.79
                                            -----------------------------------------------------------------
Income from investment operations# -
 Net investment income***                        $ 0.25           $ 0.50         $ 0.08           $ 0.19
 Net realized and unrealized gain (loss)
  on investments                                   0.12             0.10          (0.96)            0.09
                                            -----------------------------------------------------------------
 Total from investment operations                $ 0.37           $ 0.60         $(0.88)          $ 0.28
                                            -----------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income###                   $(0.25)          $(0.50)        $(0.08)          $(0.19)
 From net realized gain on
   investments##                                     --            (0.03)          --              (0.01)
 In excess of net investment income                  --             --            (0.01)           (0.01)
 In excess of net realized gain on
   investments                                       --            (0.03)          --               --
                                            -----------------------------------------------------------------
  Total distributions declared to
    shareholders                                 $(0.25)          $(0.56)        $(0.09)          $(0.21)
                                            -----------------------------------------------------------------
Net asset value - end of period                  $10.05           $ 9.93         $ 9.89           $10.86
                                            =================================================================
Total return++                                     3.80%+++         6.35%         (8.19)%+++        2.65%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                                      1.01%+           1.02%          1.00%+           1.00%+
 Net investment income                             4.99%+           5.14%          4.68%+           4.41%+
Portfolio turnover                                   30%             104%             1%               7%
Net assets at end of period (000
  omitted)                                       $2,894           $2,273         $1,183           $  956

   * For the period from the commencement of investment operations, February 3, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the year ended January 31, 1994, the per share distribution in excess of net realized gain on investments was $0.0008 for both Class A and Class B shares.

 ### For the six months ended September 30, 1995, the two months ended March 31, 1994 and the year ended January 31, 1994, the per share distribution in excess of net investment income was $0.0019, $0.004 and $0.003, respectively, for Class A shares. For the six months ended September 30, 1995, the per share distribution in excess of net investment income was $0.0016 for Class B shares.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

Net investment income                             $0.20            $0.38          $0.05            $0.11
Ratios (to average net assets):
 Expenses                                          2.02%+           2.24%          2.74%+           2.90%+
 Net investment income                             3.99%+           3.92%          2.94%+           2.51%+

                   See notes to financial statements

Financial Highlights

                                            Washington Fund
                                            -------------------------------------------------------------------------------
                                            Six Months                        Two Months
                                            Ended              Year Ended     Ended          Year Ended
                                            September 30,      March 31,      March 31,      January 31,
                                            -------------------------------------------------------------------------------
                                            1995               1995           1994           1994              1993*
                                            -------------------------------------------------------------------------------
                                            (Unaudited)
                                            -------------------------------------------------------------------------------
                                            Class A
                                            -------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period           $  9.59          $  9.29         $ 10.25         $  9.54          $ 9.53
                                            -------------------------------------------------------------------------------
Income from investment operations# -
 Net investment income***                       $  0.28          $  0.57         $  0.09         $  0.57          $ 0.22
 Net realized and unrealized gain (loss)
   on investments                                  0.22             0.31           (0.96)           0.78            0.01
                                            -------------------------------------------------------------------------------
  Total from investment operations              $  0.50          $  0.88         $ (0.87)        $  1.35          $ 0.23
                                            -------------------------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income##                   $ (0.28)         $ (0.57)        $ (0.09)        $ (0.57)         $(0.22)
 From net realized gain on investments             --               --              --             (0.07)           --
 In excess of net realized gain on
   investments                                     --              (0.01)           --              --              --
                                            -------------------------------------------------------------------------------
  Total distributions declared to
    shareholders                                $ (0.28)         $ (0.58)        $ (0.09)        $ (0.64)         $(0.22)
                                            -------------------------------------------------------------------------------
Net asset value - end of period                 $  9.81          $  9.59         $  9.29         $ 10.25          $ 9.54
                                            ===============================================================================
Total return++                                     5.27%+++         9.80%          (8.47)%+++      14.55%           2.72%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                                      0.20%+           0.02%             --%+            --%             --%+
 Net investment income                             5.74%+           6.17%           5.69%+          5.63%           5.64%+
Portfolio turnover                                   11%              44%              3%             26%             12%
Net assets at end of period (000 omitted)       $15,412          $15,364         $17,993         $19,208          $9,574

   * For the period from the commencement of investment operations, August 7, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.001 and $ 0.004 for Class A and Class B shares, respectively.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

Net investment income                             $0.23            $0.45           $0.07           $0.42           $0.12
Ratios (to average net assets):
 Expenses                                          1.30%+           1.26%           1.43%+          1.46%           2.47%+
 Net investment income                             4.66%+           4.92%           4.26%+          4.17%           3.17%+

                                            -----------------------------------------------------------------
                                            Six Months                        Two Months
                                            Ended              Year Ended     Ended          Year Ended
                                            September 30,      March 31,      March 31,      January 31,
                                            -----------------------------------------------------------------
                                            1995               1995           1994           1994**
                                            -----------------------------------------------------------------
                                            (Unaudited)
                                            -----------------------------------------------------------------
                                            Class B
                                            -----------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $9.59       $ 9.29       $10.24        $10.26
                                            -----------------------------------------------------------------
Income from investment operations# -
 Net investment income***                              $0.24       $ 0.48       $ 0.07        $ 0.18
 Net realized and unrealized gain (loss)
   on investments                                       0.23         0.30        (0.94)         0.05
                                            -----------------------------------------------------------------
  Total from investment operations                     $0.47       $ 0.78       $(0.87)       $ 0.23
                                            -----------------------------------------------------------------
Less distributions declared to shareholders -
 From net investment income##                         $(0.24)      $(0.47)      $(0.08)       $(0.18)
 From net realized gain on investments                   --           --           --          (0.07)
 In excess of net realized gain on
   investments                                           --         (0.01)         --            --
                                            -----------------------------------------------------------------
  Total distributions declared to
    shareholders                                      $(0.24)      $(0.48)      $(0.08)       $(0.25)
                                            -----------------------------------------------------------------
Net asset value - end of period                        $9.82       $ 9.59       $ 9.29        $10.24
                                            =================================================================
Total return++                                          4.86%+++     8.72%       (8.54)%+++     2.30%+++
Ratios (to average net assets)/Supplemental data:***
 Expenses++++                                           0.97%+       1.02%        1.00%+        1.00%+
 Net investment income                                  4.97%+       5.14%        4.56%+        4.28%+
Portfolio turnover                                        11%          44%           3%           26%
Net assets at end of period (000 omitted)             $2,851       $2,707       $1,913        $1,528

   * For the period from the commencement of investment operations, August 7, 1992 to January 31, 1993.

  ** For the period from the commencement of offering of Class B shares, September 7, 1993 to January 31, 1994.

   + Annualized.

 +++ Not annualized.

   # Per share data for the periods subsequent to January 31, 1994 is based on average shares outstanding.

  ## For the two months ended March 31, 1994, the per share distributions in excess of net investment income were $0.001 and $ 0.004 for Class A and Class B shares, respectively.

  ++ Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

++++ For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

 *** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.30% and 1.95% of average daily net assets for Class A and Class B shares, respectively. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

Net investment income                                  $0.18        $0.36        $0.05         $0.10
Ratios (to average net assets):
 Expenses                                               2.14%+       2.33%        2.51%+        2.79%+
 Net investment income                                  3.22%+       3.83%        3.05%+        2.49%+

               See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Municipal Series Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of nineteen Funds, as follows: MFS Municipal Income Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund* (California Fund), MFS Florida Municipal Bond Fund* (Florida Fund), MFS Georgia Municipal Bond Fund, MFS Louisiana Municipal Bond Fund* (Louisiana Fund), MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund* (Mississippi Fund), MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Texas Municipal Bond Fund* (Texas Fund), MFS Virginia Municipal Bond Fund, MFS Washington Municipal Bond Fund* (Washington Fund), and MFS West Virginia Municipal Bond Fund. Each Fund, except MFS Municipal Income Fund, is non-diversified.

The Funds denoted with an asterisk above are included within these financial statements.

(2) Significant Accounting Policies

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Deferred Organization Expenses - Costs incurred by a Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in index contracts, or contracts on related options, for purposes other than hedging may be made when a Fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Trust's custodian bank calculates its fee based on each Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At March 31, 1995, the following Funds, for federal income tax purposes, had capital loss carryfowards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

Expiration            California        Florida      Louisiana      Mississippi         Texas       Washington
Date                        Fund           Fund           Fund             Fund          Fund             Fund
                    =============================================================================================
March 31, 2002      $   277,504      $       --      $     --       $     --       $       --        $     --
March 31, 2003       10,169,212       6,439,058       542,107       $940,501        1,019,734         247,673
                    ---------------------------------------------------------------------------------------------
 Total              $ 10,446,716     $6,439,058      $542,107       $940,501       $1,019,734        $247,673
                    =============================================================================================

Multiple Classes of Shares of Beneficial Interest - Each Fund offers both Class A and Class B shares. The California Fund offers Class C shares. The three classes of shares differ in their respective shareholder servicing agent, distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.55% of each Fund's average daily net assets. The investment adviser did not impose a portion of its fee with respect to each of the Funds, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Louisiana, Mississippi, Texas and Washington Funds' operating expenses, exclusive of management and distribution fees. The Louisiana, Mississippi, Texas and Washington Funds in turn will pay MFS an expense reimbursement fee not greater than 0.40% of each Fund's average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 1995, the aggregate unreimbursed expenses owed to MFS by each Fund were as follows:

                                                                 Louisiana  Mississippi     Texas   Washington
                                                                      Fund         Fund      Fund         Fund
                                                                 ===============================================
Amount relating to the period ended September 30, 1995            $ 13,773    $(31,665)  $ 19,532    $ 31,150
Total amount since commencement of reimbursement agreements        201,608      21,890    232,174     222,078
                                                                 ===============================================

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the period ended September 30, 1995 is a net periodic pension expense for each Fund, as follows:

                                              California  Florida  Louisiana  Mississippi    Texas    Washington
                                                    Fund     Fund       Fund         Fund     Fund          Fund
                                                 ===============================================================
                                                 $4,740    $1,161      $981       $1,065    $1,319      $1,065
                                                 ===============================================================

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $28,445, $18,973, $12,059, $27,385, $2,959 and $3,366 as its portion of the sales charge on sales of Class A shares of the California, Florida, Louisiana, Mississippi, Texas and Washington Funds, respectively, for the period ended September 30, 1995.

The Trustees have adopted separate distribution plans for Class A, Class B, and Class C shares pursuant to Rule 12b -1 of the Investment Company Act of 1940 as follows:

The Class A distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. Payments under the distribution plan by the Funds will commence on such date to be determined by the Trustees.

The Class B and Class C distribution plans provide that the Funds will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. The service fee is not charged on Class B shares held over one year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $409 for the California Fund for Class C shares. Fees incurred under the distribution plans during the period ended September 30, 1995 were 1.00% of each of the Fund's average daily net assets attributable to Class B and Class C shares on an annualized basis.

A contingent deferred sales charge is imposed on shareholder redemptions of Class A shares, on purchases of $1 million or more, in the event of a shareholder redemption within 12 months following the share purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended September 30, 1995 on Class A and Class B shares were as follows:

                                  California   Florida  Louisiana  Mississippi  Texas    Washington
CDSC imposed                            Fund      Fund       Fund         Fund   Fund          Fund
                                    ================================================================
Class A                             $ 4,789    $   --     $  --       $17,463    $ --     $  --
                                    ----------------------------------------------------------------
Class B                             $37,455    $23,857    $4,036      $ 8,801    $361     $6,663
                                    ================================================================

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22% and up to 0.15% attributable to Class A, Class B and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, were as follows (000 omitted):

                               California   Florida  Louisiana  Mississippi    Texas    Washington
                                     Fund      Fund       Fund         Fund     Fund          Fund
                                 ===================================================================
Purchases                        $102,636   $32,675    $7,991      $14,228    $5,677     $1,932
Sales                            $113,676   $35,756    $5,144      $15,366    $8,760     $2,176
                                 ===================================================================

The cost and unrealized appreciation or depreciation in value of the investments owned by the Funds, as computed on a federal income tax basis, are as follows (000 omitted):

                                      California   Florida  Louisiana  Mississippi     Texas   Washington
                                            Fund      Fund       Fund         Fund      Fund         Fund
                                      ===================================================================
Aggregate cost                         $279,195    $95,609   $20,936     $86,066     $16,807     $17,180
                                      ===================================================================
Gross unrealized appreciation          $ 14,901    $ 4,579   $   718     $ 2,714     $ 1,085     $   642
Gross unrealized depreciation            (1,072)      (135)       (8)       (656)         (6)       (117)
                                      -------------------------------------------------------------------
 Net unrealized appreciation           $ 13,829    $ 4,444   $   710     $ 2,058     $ 1,079     $   525
                                      ===================================================================

(5) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

 Class A Shares                                         California Fund          Florida Fund     Louisiana Fund   Mississippi Fund
                                                    --------------------    ------------------    ---------------  ----------------
Period Ended September 30, 1995 (000 Omitted)       Shares       Amount    Shares      Amount   Shares    Amount    Shares   Amount
                                                    ===============================================================================
Shares sold                                          3,339     $ 18,290     1,983    $ 19,154      198   $ 1,841       630   $5,845
Shares issued to shareholders in reinvestment
  of distributions                                     606        3,315        81         786       26       245       126    1,162
Shares reacquired                                   (6,486)     (35,529)   (2,370)    (23,066)    (131)   (1,213)     (895)  (8,299)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease)                            (2,541)    $(13,924)     (306)   $ (3,126)      93   $   873      (139) $(1,292)
                                                    ===============================================================================

Year Ended March 31, 1995 (000 Omitted)             Shares       Amount    Shares      Amount   Shares    Amount    Shares   Amount
                                                    ===============================================================================
Shares sold                                                                          $                   $
                                                    10,839     $ 58,024     6,609      61,425      561     5,055     2,121  $19,211
Shares issued to shareholders in reinvestment
  of distributions                                   1,356        7,227       233       2,203       62       561       292    2,636
Shares reacquired                                  (19,244)    (102,193)   (8,730)    (81,517)    (253)   (2,281)   (2,431) (21,719)
                                                    -------------------------------------------------------------------------------
 Net increase (decrease)                            (7,049)    $(36,942)   (1,888)   $(17,889)     370    $3,335       (18) $   128
                                                    ===============================================================================

 Class A Shares - continued                                                               Texas Fund        Washington Fund
                                                                                        ----------------   -----------------
Period Ended September 30, 1995 (000 Omitted)                                         Shares     Amount   Shares     Amount
                                                                                      ======================================
Shares sold                                                                              137    $ 1,364       50    $   472
Shares issued to shareholders in reinvestment
  of distributions                                                                        30        300       26        257
Shares reacquired                                                                       (481)    (4,746)    (107)    (1,037)
                                                                                      --------------------------------------
 Net decrease                                                                           (314)   $(3,082)     (31)   $  (308)
                                                                                      ======================================
Year Ended March 31, 1995 (000 Omitted)                                               Shares     Amount   Shares     Amount
                                                                                      ======================================
Shares sold                                                                              402    $ 3,917      183    $ 1,709
Shares issued to shareholders in reinvestment
  of distributions                                                                        75        732       56        517
Shares reacquired                                                                       (403)    (3,875)    (573)    (5,314)
                                                                                      --------------------------------------
 Net increase (decrease)                                                                  74    $   774     (334)   $(3,088)
                                                                                      ======================================

 Class B Shares                              California Fund           Florida Fund         Louisiana Fund      Mississippi Fund
                                           ---------------------    -------------------    ------------------  --------------------
Period Ended September 30, 1995
 (000 Omitted)                             Shares       Amount      Shares      Amount     Shares    Amount      Shares     Amount
                                         =========================================================================================
Shares sold                                   920      $ 5,042         194     $ 1,892        120    $ 1,115      201     $ 1,859
Shares issued to shareholders in reinvestment of
  distributions                                65          358          13         124          5         50       11         101
Shares reacquired                            (480)      (2,642)       (131)     (1,279)       (28)      (260)     (39)       (356)
                                         -----------------------------------------------------------------------------------------
 Net increase                                 505      $ 2,758          76     $   737         97    $   905      173     $ 1,604
                                         =========================================================================================
Year Ended March 31, 1995 (000 Omitted)    Shares       Amount      Shares      Amount     Shares     Amount     Shares      Amount
                                         =========================================================================================
Shares sold                                 2,519       13,408         675       6,350        168    $ 1,525      385     $ 3,480
Shares issued to shareholders in reinvestment of
  distributions                               109          580          28         262          8         68       19         173
Shares reacquired                          (1,141)      (6,041)       (213)     (1,994)       (54)      (474)     (85)       (749)
                                         -----------------------------------------------------------------------------------------
 Net increase                               1,487      $ 7,947         490      $4,618        122    $ 1,119      319     $ 2,904
                                         =========================================================================================

                                                                          Texas Fund          Washington Fund
                                                                     -------------------    --------------------
Period Ended September 30, 1995
 (000 Omitted)                                                   Shares      Amount    Shares       Amount
                                                                 ===============================================
Shares sold                                                         64     $   643         21        $   210
Shares issued to shareholders in reinvestment of distributions       3          27          4             39
Shares reacquired                                                   (8)        (79)       (17)          (165)
                                                                 -----------------------------------------------
 Net increase                                                       59     $   591          8        $    84
                                                                 ===============================================
Year Ended March 31, 1995 (000 Omitted)                          Shares      Amount     Shares        Amount
                                                                 ===============================================
Shares sold                                                        137       1,349        102        $   954
Shares issued to shareholders in reinvestment of
  distributions                                                      6          60          8             73
Shares reacquired                                                  (34)       (330)       (34)          (310)
                                                                 -----------------------------------------------
 Net increase                                                      109      $1,079         76        $   717
                                                                 ===============================================

 Class C Shares                                                                                   California Fund
                                                                                                 -------------------
Period Ended September 30, 1995 (000 Omitted)                                                    Shares      Amount
                                                                                                 ===================
Shares sold                                                                                       141        $ 774
Shares issued to shareholders in reinvestment of distributions                                      8           41
Shares reacquired                                                                                (157)        (858)
                                                                                                 -------------------
 Net decrease                                                                                      (8)       $ (43)
                                                                                                 ===================

 Class C Shares - continued                                                                       California Fund
                                                                                               --------------------
Year Ended March 31, 1995 (000 Omitted)                                                         Shares     Amount
                                                                                               --------------------
Shares sold                                                                                      1,073    $ 5,680
Shares issued to shareholders in reinvestment of distributions                                      15         80
Shares reacquired                                                                                 (686)    (3,622)
                                                                                               --------------------
 Net increase                                                                                      402    $ 2,138
                                                                                               ====================

(6) Line of Credit

The Trust entered into an agreement which enables each of the Funds to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the Funds for the period ended September 30, 1995 ranged from $117 to $1,822.

(7) Financial Instruments

The Trust trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Trust also invests in indexed securities whose value may be linked to interest rates, commodities, indices or other financial indicators. Indexed securities are fixed-income securities whose proceeds at maturity (principal-indexed securities) or interest rates (coupon-indexed securities) rise and fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself. The following is a summary of such securities held at September 30, 1995:

                                                                                                  Principal
                                                                                                    Amount           Unrealized
                                                                                                     (000            Appreciation
Fund              Description                                                         Index         Omitted)   Value (Depreciation)
===================================================================================================================================
California Fund   Puerto Rico Public Buildings Authority, 5.31s, 2016         PSA Municipal Swap      $1,000  $  928,120  $(71,880)
Louisiana Fund    Louisiana Public Facilities Authority, FGIC, 5.875s, 2012   Corp. Swap Rate Curve   $1,060  $1,066,571  $ 14,978
Mississippi Fund  Puerto Rico Public Buildings Authority, 5.31s, 2016         PSA Municipal Fund Swap $1,000  $  928,120  $(71,880)

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or, leave a message any time). This material should be read carefully before investing or sending money.

Stock

Massachusetts Investors Trust
------------------------------------------
Massachusetts Investors Growth Stock Fund
------------------------------------------
MFS Capital Growth Fund
------------------------------------------
MFSEmerging Growth Fund
------------------------------------------
MFS Gold & Natural Resources Fund
------------------------------------------
MFS Growth Opportunities Fund
------------------------------------------
MFS Managed Sectors Fund
------------------------------------------
MFS OTC Fund
------------------------------------------
MFS Research Fund
------------------------------------------
MFS Value Fund
------------------------------------------

Stock and Bond
------------------------------------------
MFS Total Return Fund
------------------------------------------
MFS Utilities Fund
------------------------------------------

Bond
------------------------------------------
MFS Bond Fund
------------------------------------------
MFS Government Mortgage Fund
------------------------------------------
MFS Government Securities Fund
------------------------------------------
MFS High Income Fund
------------------------------------------
MFS Intermediate Income Fund
------------------------------------------
MFS Strategic Income Fund
(formerly MFS Income & Opportunity Fund)

Limited Maturity Bond
------------------------------------------
MFS Government Limited Maturity Fund
------------------------------------------
MFS Limited Maturity Fund
------------------------------------------
MFS Municipal Limited Maturity Fund
------------------------------------------

World
------------------------------------------
MFS World Asset Allocation Fund
------------------------------------------
MFS World Equity Fund
------------------------------------------
MFS World Governments Fund
------------------------------------------
MFS World Growth Fund
------------------------------------------
MFS World Total Return Fund
------------------------------------------

National Tax-Free Bond
------------------------------------------
MFS Municipal Bond Fund
------------------------------------------
MFS Municipal High Income Fund
(closed to new investors)
------------------------------------------
MFS Municipal Income Fund
------------------------------------------

State Tax-Free Bond
------------------------------------------

Alabama, Arkansas, California, Florida, Georgia, Louisiana, Maryland, Massachusetts, Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Texas, Virginia, Washington, West Virginia

Money Market
------------------------------------------
MFS Cash Reserve Fund
------------------------------------------
MFS Government Money Market Fund
------------------------------------------
MFS Money Market Fund
------------------------------------------

[BACK COVER]

MFS(R) Municipal         [Logo: "Number 1 Dalbar Top-Rated Service"]
Series Trust

500 Boylston Street
Boston, MA 02116

MFS(R) California Municipal Bond Fund
MFS(R) Florida Municipal Bond Fund
MFS(R) Louisiana Municipal Bond Fund
MFS(R) Mississippi Municipal Bond Fund
MFS(R) Texas Municipal Bond Fund
MFS(R) Washington Municipal Bond Fund

[Logo: MFS] THE FIRST NAME IN MUTUAL FUNDS

Bulk Rate
U.S. Postage
P A I D
Permit #55638
Boston, MA
                                                                      27/227/327
                                                                          56/256
                                                                          49/249
                                                                          58/258
                                                                          57/257
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